UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: February 28

Registrant is making a filing for 3 of its series:

Wells Fargo Diversified Fixed Income Portfolio, Wells Fargo Diversified Stock Portfolio, and Wells Fargo Short-Term Investment Portfolio.

Date of reporting period: May 31, 2016

ITEM 1. INVESTMENTS

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 26.76%
FFCB	1.10%	6-1-2018	$3,000,000	$3,007,647
FFCB	3.50	12-20-2023	400,000	442,272
FHLB	0.88	3-19-2018	3,500,000	3,495,268
FHLB	1.38	2-18-2021	1,000,000	995,532
FHLB	2.50	8-1-2027	124,788	128,105
FHLB	2.50	12-1-2027	65,859	67,611
FHLB	2.50	6-1-2028	81,647	83,800
FHLB	2.50	8-1-2028	771,204	791,496
FHLB	2.50	9-1-2028	3,477,402	3,568,725
FHLB	2.50	9-1-2028	354,316	364,079
FHLB	2.50	9-1-2028	2,376,530	2,438,956
FHLB	2.50	10-1-2028	751,801	771,559
FHLB	2.50	10-1-2028	123,971	127,226
FHLB	2.50	11-1-2028	662,396	679,865
FHLB	2.50	11-1-2028	2,240,557	2,299,490
FHLB	3.00	10-1-2042	630,916	647,255
FHLB	3.00	10-1-2042	7,983,232	8,190,799
FHLB	3.00	11-1-2042	3,959,891	4,061,829
FHLB	3.00	11-1-2042	381,173	393,065
FHLB	3.00	11-1-2042	207,545	212,899
FHLB	3.00	12-1-2042	201,003	206,126
FHLB	3.00	12-1-2042	97,947	100,464
FHLB	3.00	1-1-2043	7,506,377	7,699,813
FHLB	3.00	1-1-2043	152,417	156,317
FHLB	3.00	3-1-2043	78,781	80,789
FHLB	3.00	4-1-2043	7,555,033	7,749,853
FHLB	3.00	4-1-2043	640,721	657,047
FHLB	3.00	5-1-2043	119,389	122,407
FHLB	3.00	6-1-2043	311,581	319,361
FHLB	3.00	7-1-2043	157,631	161,566
FHLB	3.00	7-1-2043	598,910	614,570
FHLB	3.00	7-1-2043	2,140,753	2,194,204
FHLB	3.00	7-1-2043	156,053	159,965
FHLB	3.00	8-1-2043	24,409	25,014
FHLB	3.00	8-1-2043	603,820	618,894
FHLB	3.00	8-1-2043	1,890,144	1,937,724
FHLB	3.00	8-1-2043	79,937	81,933
FHLB	3.00	8-1-2043	305,014	314,532
FHLB	3.00	8-1-2043	136,497	139,891
FHLB	3.00	8-1-2043	169,021	173,134
FHLB	3.00	8-1-2043	81,358	83,335
FHLB	3.00	9-1-2043	266,680	273,228
FHLB	3.00	9-1-2043	287,755	294,910
FHLB	3.00	10-1-2043	173,603	177,901
FHLB	3.00	10-1-2043	240,315	246,315
FHLB	3.00	11-1-2043	75,745	77,605
FHLB	3.50	8-1-2020	125,444	132,317
FHLB	3.50	9-1-2020	29,350	30,958
FHLB	3.50	10-1-2020	147,818	155,917
FHLB	3.50	11-1-2020	308,509	325,412
FHLB	3.50	11-1-2020	179,668	189,511
FHLB	3.50	11-1-2020	235,879	248,803
FHLB	3.50	12-1-2020	172,235	181,671
FHLB	3.50	1-1-2021	10,233	10,794
FHLB	3.50	4-1-2021	9,931	10,475
FHLB	3.50	4-1-2021	193,736	204,351
FHLB	3.50	12-1-2025	3,465,902	3,684,130
FHLB	3.50	1-1-2029	4,724,204	4,983,038
FHLB	3.50	12-1-2042	2,488,100	2,604,188
FHLB	4.00	6-1-2024	16,666	17,690
FHLB	4.00	7-1-2025	307,914	327,213
FHLB	4.00	4-1-2026	1,592,791	1,695,005
FHLB	4.00	11-1-2040	2,943,592	3,149,567
FHLB	4.00	1-1-2041	5,358,060	5,729,042
FHLB	4.00	2-1-2041	2,577,239	2,770,335
FHLB	4.00	4-1-2041	4,019,793	4,341,321
FHLB	4.50	2-1-2024	47,340	50,833
FHLB	4.50	5-1-2024	48,157	51,722

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLB	4.50%	9-1-2024	$18,143	$19,536
FHLB	4.50	9-1-2024	36,803	39,519
FHLB	4.50	12-1-2024	69,120	74,329
FHLB	4.50	3-1-2039	373,699	406,440
FHLB	4.50	3-1-2039	51,928	56,477
FHLB	4.50	5-1-2039	84,973	92,418
FHLB	4.50	10-1-2039	96,614	105,527
FHLB	4.50	10-1-2039	71,509	78,066
FHLB	4.50	9-1-2040	83,596	91,352
FHLB	4.50	1-1-2041	152,975	167,154
FHLB	4.50	2-1-2041	653,121	713,764
FHLB	4.50	4-1-2041	1,912,412	2,089,987
FHLB	4.88	9-8-2017	1,000,000	1,050,262
FHLB	5.00	11-17-2017	4,000,000	4,240,712
FHLB	5.00	12-1-2034	4,525	4,979
FHLB	5.00	8-1-2035	328,022	362,109
FHLB	5.00	11-1-2035	310,511	343,788
FHLB	5.00	12-1-2035	2,311	2,542
FHLB	5.00	1-1-2036	24,730	27,201
FHLB	5.00	6-1-2036	380,655	422,730
FHLB	5.00	3-1-2037	3,628	4,002
FHLB	5.00	7-1-2037	7,619	8,411
FHLB	5.00	3-1-2038	305,543	336,751
FHLB	5.00	5-1-2038	17,158	18,902
FHLB	5.00	6-1-2038	4,460	4,905
FHLB	5.00	9-1-2038	314,978	346,542
FHLB	5.00	5-1-2039	19,920	22,107
FHLB	5.00	1-1-2040	1,149,159	1,271,293
FHLB	5.38	9-30-2022	1,350,000	1,643,632
FHLB	5.50	12-1-2035	498,109	554,737
FHLB	5.50	7-15-2036	600,000	824,130
FHLB	5.50	12-1-2036	224,835	251,503
FHLB	5.50	3-1-2037	23,342	26,036
FHLB	5.50	7-1-2037	1,048,228	1,180,989
FHLB	5.50	10-1-2037	1,814	2,018
FHLB	5.50	3-1-2038	17,528	19,505
FHLB	5.50	5-1-2038	164,816	185,672
FHLB	5.50	6-1-2038	52,087	58,461
FHLB	5.50	8-1-2038	55,879	62,701
FHLB	5.50	10-1-2038	5,522	6,157
FHLB	5.50	11-1-2038	112,720	127,051
FHLB	6.00	1-1-2032	19,971	22,622
FHLB	6.00	4-1-2033	21,497	24,749
FHLB	6.00	7-1-2036	25,656	29,407
FHLB	6.00	9-1-2036	150,155	171,737
FHLB	6.00	11-1-2036	198,344	227,044
FHLB	6.00	11-1-2036	14,225	16,196
FHLB	6.00	5-1-2037	107,781	122,885
FHLB	6.00	6-1-2037	58,650	66,405
FHLB	6.00	8-1-2037	145,867	165,156
FHLB	6.00	9-1-2037	1,644	1,873
FHLB	6.00	9-1-2037	62,158	70,750
FHLB	6.00	10-1-2037	13,023	14,819
FHLB	6.00	10-1-2037	8,895	10,071
FHLB	6.00	11-1-2037	35,805	40,722
FHLB	6.00	11-1-2037	48,494	55,223
FHLB	6.00	12-1-2037	31,282	35,807
FHLB	6.00	12-1-2037	25,415	28,936
FHLB	6.00	12-1-2037	91,226	103,880
FHLB	6.00	6-1-2038	61,172	69,597
FHLB	6.00	7-1-2038	30,188	34,365
FHLB	6.00	12-1-2039	47,777	54,284
FHLB	6.00	5-1-2040	884,509	1,006,349
FHLMC	0.75	1-12-2018	2,000,000	1,995,722
FHLMC	0.88	3-7-2018	2,000,000	1,997,584
FHLMC	1.00	9-27-2017	250,000	250,706
FHLMC	1.00	9-29-2017	2,000,000	2,004,320
FHLMC	1.13	4-15-2019	750,000	749,804
FHLMC	1.25	1-29-2019	500,000	500,010

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	1.25%	8-1-2019	$2,000,000	$2,006,348
FHLMC	1.25	10-2-2019	3,800,000	3,804,241
FHLMC	2.00	7-30-2019	100,000	102,490
FHLMC	2.38	1-13-2022	3,580,000	3,730,049
FHLMC	2.50	10-1-2029	6,862,160	7,041,584
FHLMC	2.50	1-1-2031	2,329,859	2,389,395
FHLMC	2.50	5-1-2031	13,000,000	13,332,198
FHLMC	3.00	9-1-2021	460,374	480,627
FHLMC	3.00	4-1-2022	404,010	421,784
FHLMC	3.00	9-1-2026	99,350	103,866
FHLMC	3.00	10-1-2026	2,143,248	2,241,070
FHLMC	3.00	11-1-2026	215,337	225,162
FHLMC	3.00	11-1-2026	578,811	605,171
FHLMC	3.00	11-1-2026	34,057	35,603
FHLMC	3.00	12-1-2026	4,273,529	4,468,640
FHLMC	3.00	12-1-2026	15,347	16,047
FHLMC	3.00	12-1-2026	1,159,840	1,212,636
FHLMC	3.00	1-1-2027	2,074,285	2,168,722
FHLMC	3.00	3-1-2027	506,356	529,449
FHLMC	3.00	8-1-2027	1,413,255	1,477,724
FHLMC	3.00	4-1-2028	53,335	55,717
FHLMC	3.00	7-1-2029	5,102,938	5,329,294
FHLMC	3.00	9-1-2029	7,561,187	7,896,674
FHLMC	3.00	5-1-2035	5,532,014	5,741,259
FHLMC	3.00	3-1-2043	4,687,251	4,807,170
FHLMC	3.00	8-1-2045	11,997,780	12,287,870
FHLMC %%	3.00	6-13-2046	7,500,000	7,674,343
FHLMC	3.50	10-1-2020	533,291	562,510
FHLMC	3.50	1-1-2021	730,787	770,826
FHLMC	3.50	11-1-2021	138,662	146,259
FHLMC	3.50	5-1-2023	238,370	251,753
FHLMC	3.50	11-1-2023	420,779	444,146
FHLMC	3.50	1-1-2024	411,003	433,945
FHLMC	3.50	2-1-2026	180,510	190,601
FHLMC	3.50	4-1-2026	617,050	651,248
FHLMC	3.50	1-1-2030	431,781	456,092
FHLMC	3.50	1-1-2030	286,809	302,523
FHLMC	3.50	2-1-2042	10,805,042	11,322,876
FHLMC	3.50	10-1-2042	2,947,818	3,091,848
FHLMC	3.50	10-1-2042	587,631	615,376
FHLMC	3.50	10-1-2042	5,494,519	5,753,836
FHLMC	3.50	7-1-2043	4,539,013	4,749,555
FHLMC	3.50	8-1-2043	7,349,698	7,689,873
FHLMC	3.50	1-1-2044	3,659,849	3,828,181
FHLMC	3.50	6-1-2044	3,533,848	3,696,385
FHLMC	3.50	10-1-2044	9,738,027	10,185,919
FHLMC	3.50	11-1-2044	7,716,728	8,071,652
FHLMC	3.50	7-1-2045	6,705,596	7,040,854
FHLMC	3.50	10-1-2045	8,665,708	9,064,280
FHLMC	3.50	1-1-2046	6,105,172	6,385,973
FHLMC	3.50	3-1-2046	2,480,252	2,594,329
FHLMC %%	3.50	6-13-2046	14,500,000	15,159,298
FHLMC	3.75	3-27-2019	2,900,000	3,112,616
FHLMC	4.00	5-1-2023	35,055	36,522
FHLMC	4.00	2-1-2024	78,219	81,493
FHLMC	4.00	5-1-2024	46,317	49,245
FHLMC	4.00	5-1-2024	79,795	84,634
FHLMC	4.00	8-1-2024	120,819	128,482
FHLMC	4.00	1-1-2025	175,511	186,324
FHLMC	4.00	2-1-2025	181,961	193,667
FHLMC	4.00	3-1-2025	1,157,708	1,223,110
FHLMC	4.00	5-1-2025	497,262	521,435
FHLMC	4.00	6-1-2025	91,457	94,683
FHLMC	4.00	6-1-2025	396,033	420,846
FHLMC	4.00	7-1-2025	11,929	12,682
FHLMC	4.00	8-1-2025	80,523	85,577
FHLMC	4.00	10-1-2025	27,865	29,608
FHLMC	4.00	3-1-2026	256,773	272,830

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	4.00%	4-1-2026	$365,118	$388,556
FHLMC	4.00	5-1-2026	296,589	315,590
FHLMC	4.00	5-1-2029	217,590	233,359
FHLMC	4.00	9-1-2031	91,666	97,720
FHLMC	4.00	10-1-2033	6,598	7,059
FHLMC	4.00	8-1-2036	6,286	6,701
FHLMC	4.00	4-1-2039	449,542	487,486
FHLMC	4.00	5-1-2039	160,420	171,321
FHLMC	4.00	6-1-2039	158,719	169,280
FHLMC	4.00	2-1-2040	300,224	321,010
FHLMC	4.00	9-1-2040	1,154,304	1,233,969
FHLMC	4.00	10-1-2040	384,595	411,151
FHLMC	4.00	10-1-2040	812,580	868,735
FHLMC	4.00	10-1-2040	1,284,991	1,387,541
FHLMC	4.00	11-1-2040	173,568	185,571
FHLMC	4.00	12-1-2040	81,577	87,210
FHLMC	4.00	12-1-2040	4,000,209	4,276,725
FHLMC	4.00	4-1-2041	20,498	21,917
FHLMC	4.00	6-1-2041	344,194	368,030
FHLMC	4.00	6-1-2041	7,886	8,408
FHLMC	4.00	10-1-2041	34,351	36,714
FHLMC	4.00	10-1-2041	198,668	211,816
FHLMC	4.00	11-1-2041	230,346	245,858
FHLMC	4.00	11-1-2041	51,693	55,176
FHLMC	4.00	11-1-2041	22,406	23,946
FHLMC	4.00	11-1-2041	16,408	17,545
FHLMC	4.00	11-1-2041	294,138	314,329
FHLMC	4.00	12-1-2041	7,138,430	7,628,435
FHLMC	4.00	1-1-2042	2,041,010	2,181,270
FHLMC	4.00	1-1-2042	77,463	82,602
FHLMC	4.00	2-1-2042	36,718	39,259
FHLMC	4.00	4-1-2042	7,283,711	7,805,542
FHLMC	4.00	5-1-2044	5,028,696	5,360,334
FHLMC	4.00	5-1-2044	7,422,086	7,926,161
FHLMC	4.00	1-1-2046	3,125,156	3,335,860
FHLMC %%	4.00	6-13-2046	3,750,000	3,998,648
FHLMC	4.50	4-1-2018	14,141	14,483
FHLMC	4.50	8-1-2018	230,545	236,165
FHLMC	4.50	10-1-2018	46,343	47,468
FHLMC	4.50	4-1-2024	64,946	68,806
FHLMC	4.50	8-1-2024	395,555	426,332
FHLMC	4.50	11-1-2024	120,320	124,619
FHLMC	4.50	2-1-2025	409,388	436,913
FHLMC	4.50	8-1-2035	31,626	34,514
FHLMC	4.50	9-1-2035	49,524	53,961
FHLMC	4.50	1-1-2037	55,151	59,983
FHLMC	4.50	10-1-2038	215,688	234,610
FHLMC	4.50	2-1-2039	24,728	26,958
FHLMC	4.50	5-1-2039	41,207	44,980
FHLMC	4.50	6-1-2039	1,553,889	1,696,862
FHLMC	4.50	9-1-2039	1,053,487	1,150,418
FHLMC	4.50	10-1-2039	182,198	198,161
FHLMC	4.50	10-1-2039	192,485	210,170
FHLMC	4.50	1-1-2040	1,826,830	2,014,125
FHLMC	4.50	2-1-2040	5,301,309	5,815,974
FHLMC	4.50	3-1-2040	2,590,471	2,867,313
FHLMC	4.50	8-1-2040	956,895	1,045,665
FHLMC	4.50	9-1-2040	216,622	236,720
FHLMC	4.50	9-1-2040	2,238,615	2,473,311
FHLMC	4.50	2-1-2041	59,390	64,904
FHLMC	4.50	4-1-2041	2,654,857	2,901,377
FHLMC	4.50	7-1-2041	5,336,068	5,831,172
FHLMC	4.50	7-1-2041	134,823	147,168
FHLMC	4.50	10-1-2041	888,187	970,376
FHLMC	4.88	6-13-2018	1,700,000	1,832,772
FHLMC	5.00	7-1-2022	229	235
FHLMC	5.00	6-1-2023	19,853	21,245
FHLMC	5.00	6-1-2023	2,614	2,685
FHLMC	5.00	6-1-2023	7,387	7,927

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	5.00%	10-1-2023	$2,210	$2,270
FHLMC	5.00	8-1-2033	1,128,211	1,259,855
FHLMC	5.00	11-1-2033	94,015	103,799
FHLMC	5.00	3-1-2034	74,340	82,107
FHLMC	5.00	7-1-2035	367,428	407,096
FHLMC	5.00	8-1-2035	107,939	119,321
FHLMC	5.00	9-1-2035	693,849	781,407
FHLMC	5.00	4-1-2036	43,355	48,138
FHLMC	5.00	12-1-2036	27,335	30,186
FHLMC	5.00	2-1-2037	43,675	48,265
FHLMC	5.00	3-1-2039	274,926	304,519
FHLMC	5.00	8-1-2039	655,717	727,874
FHLMC	5.00	8-1-2039	3,401,366	3,762,984
FHLMC	5.00	9-1-2039	973,545	1,077,058
FHLMC	5.00	12-1-2039	1,508,458	1,683,795
FHLMC	5.00	6-1-2040	3,521,840	3,900,470
FHLMC	5.00	6-1-2040	2,858,454	3,170,869
FHLMC	5.13	11-17-2017	1,000,000	1,061,807
FHLMC	5.50	12-1-2016	1,516	1,525
FHLMC	5.50	8-1-2017	305	310
FHLMC	5.50	8-23-2017	3,000,000	3,167,010
FHLMC	5.50	9-1-2017	5,099	5,203
FHLMC	5.50	10-1-2017	380	388
FHLMC	5.50	11-1-2017	5,927	6,068
FHLMC	5.50	11-1-2017	1,341	1,345
FHLMC	5.50	12-1-2017	159,545	162,565
FHLMC	5.50	3-1-2018	4,551	4,593
FHLMC	5.50	2-1-2019	44,374	44,993
FHLMC	5.50	12-1-2033	106,048	119,426
FHLMC	5.50	12-1-2034	152,314	172,236
FHLMC	5.50	1-1-2035	482,802	537,313
FHLMC	5.50	6-1-2035	357,436	400,364
FHLMC	5.50	1-1-2036	30,000	33,600
FHLMC	5.50	1-1-2036	66,640	74,282
FHLMC	5.50	2-1-2036	88,806	99,828
FHLMC	5.50	12-1-2036	91,516	102,366
FHLMC	5.50	2-1-2037	102,342	114,571
FHLMC	5.50	3-1-2037	88,067	98,496
FHLMC	5.50	4-1-2037	24,034	26,944
FHLMC	5.50	1-1-2038	243,575	273,480
FHLMC	5.50	2-1-2038	374,004	420,541
FHLMC	5.50	4-1-2038	315,090	354,903
FHLMC	5.50	5-1-2038	40,784	45,654
FHLMC	5.50	5-1-2038	715,767	804,911
FHLMC	5.50	5-1-2038	259,205	291,484
FHLMC	5.50	5-1-2038	1,034,768	1,161,963
FHLMC	5.50	6-1-2038	6,882	7,697
FHLMC	5.50	7-1-2038	144,224	161,955
FHLMC	5.50	7-1-2038	181,944	204,328
FHLMC	5.50	8-1-2038	244,941	274,905
FHLMC	5.50	8-1-2038	51,235	57,515
FHLMC	5.50	9-1-2038	74,754	83,849
FHLMC	5.50	9-1-2038	37,756	42,281
FHLMC	5.50	1-1-2039	125,307	141,199
FHLMC	5.50	8-1-2039	507,649	571,549
FHLMC	5.50	11-1-2039	940,448	1,047,092
FHLMC	5.50	3-1-2040	2,034,794	2,277,029
FHLMC	5.50	4-1-2040	1,607,388	1,812,020
FHLMC	6.00	9-1-2023	61,696	68,725
FHLMC	6.00	11-1-2033	374,791	431,243
FHLMC	6.00	7-1-2034	198,573	224,948
FHLMC	6.00	1-1-2036	33,537	38,544
FHLMC	6.00	2-1-2036	279,164	319,900
FHLMC	6.00	11-1-2036	59,068	67,134
FHLMC	6.00	12-1-2036	24,589	28,153
FHLMC	6.00	2-1-2037	2,146	2,450
FHLMC	6.00	3-1-2037	15,445	17,488
FHLMC	6.00	3-1-2037	101,047	115,248

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	6.00%	4-1-2037	$1,363	$1,552
FHLMC	6.00	8-1-2037	22,232	25,173
FHLMC	6.00	8-1-2037	41,177	46,921
FHLMC	6.00	8-1-2037	37,528	42,510
FHLMC	6.00	8-1-2037	13,762	15,680
FHLMC	6.00	8-1-2037	122,153	138,886
FHLMC	6.00	9-1-2037	5,340	6,069
FHLMC	6.00	9-1-2037	19,063	21,584
FHLMC	6.00	10-1-2037	400,058	455,795
FHLMC	6.00	10-1-2037	22,740	25,747
FHLMC	6.00	10-1-2037	19,543	22,180
FHLMC	6.00	11-1-2037	15,451	17,579
FHLMC	6.00	12-1-2037	54,522	62,105
FHLMC	6.00	12-1-2037	267,894	304,684
FHLMC	6.00	1-1-2038	19,615	22,369
FHLMC	6.00	2-1-2038	12,579	14,242
FHLMC	6.00	2-1-2038	47,767	54,210
FHLMC	6.00	5-1-2038	39,755	45,427
FHLMC	6.00	6-1-2038	20,346	23,115
FHLMC	6.00	6-1-2038	24,357	27,721
FHLMC	6.00	6-1-2038	29,072	33,092
FHLMC	6.00	7-1-2038	55,062	62,551
FHLMC	6.00	7-1-2038	271,580	309,246
FHLMC	6.00	8-1-2038	33,103	37,674
FHLMC	6.00	8-1-2038	68,727	77,881
FHLMC	6.00	9-1-2038	13,649	15,454
FHLMC	6.00	9-1-2038	34,503	39,272
FHLMC	6.00	9-1-2038	59,882	67,976
FHLMC	6.00	10-1-2038	29,886	34,024
FHLMC	6.00	11-1-2038	33,579	38,221
FHLMC	6.00	12-1-2038	999	1,137
FHLMC	6.00	3-1-2039	17,959	20,423
FHLMC	6.00	6-1-2039	2,574	2,932
FHLMC	6.25	7-15-2032	900,000	1,310,173
FHLMC	6.50	10-1-2037	56,574	64,530
FHLMC	6.50	12-1-2037	78,624	91,935
FHLMC	6.50	3-1-2038	27,962	31,894
FHLMC	6.50	3-1-2038	67,869	77,415
FHLMC	6.50	1-1-2039	21,490	24,901
FHLMC	6.50	4-1-2039	191,208	230,747
FHLMC	6.50	4-1-2039	170,184	208,773
FHLMC	6.75	3-15-2031	1,000,000	1,493,854
FHMLC	0.75	4-9-2018	750,000	747,130
FICO	9.65	11-2-2018	500,000	602,219
FNMA	5.00	12-1-2035	5,259	5,847
FNMA ¤	0.00	6-1-2017	300,000	297,464
FNMA ¤	0.00	10-9-2019	200,000	189,832
FNMA	0.88	10-26-2017	5,250,000	5,252,042
FNMA	0.88	12-20-2017	2,000,000	1,999,606
FNMA	0.88	2-8-2018	1,000,000	1,000,114
FNMA	0.88	3-28-2018	750,000	749,052
FNMA	0.88	5-21-2018	1,000,000	998,369
FNMA	0.90	11-7-2017	250,000	249,647
FNMA	1.00	5-21-2018	100,000	99,697
FNMA	1.38	4-11-2019	500,000	500,069
FNMA	1.63	11-27-2018	2,000,000	2,029,646
FNMA	1.75	1-30-2019	200,000	203,001
FNMA	1.75	5-30-2019	2,000,000	2,036,136
FNMA	1.75	9-12-2019	2,000,000	2,035,676
FNMA	1.88	2-19-2019	3,000,000	3,061,704
FNMA	2.13	4-24-2026	750,000	748,388
FNMA	2.20	10-25-2022	150,000	150,204
FNMA	2.50	10-1-2027	2,646,273	2,724,722
FNMA	2.50	3-1-2028	3,033,659	3,135,002
FNMA	2.50	4-1-2028	5,273,692	5,429,403
FNMA	2.50	7-1-2028	7,573,207	7,796,353
FNMA	2.50	7-1-2028	6,726,600	6,924,403
FNMA	2.50	7-1-2028	4,803,006	4,944,683
FNMA	2.50	10-1-2028	5,682,745	5,850,388

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	2.50%	2-1-2030	$4,335,092	$4,448,641
FNMA	2.50	1-1-2038	288,412	286,746
FNMA	2.50	10-1-2042	540,142	537,019
FNMA	2.50	11-1-2042	62,822	62,459
FNMA	2.50	2-1-2043	219,377	218,109
FNMA	2.50	3-1-2043	238,588	237,209
FNMA	2.50	3-1-2043	240,934	239,542
FNMA	2.50	3-1-2043	122,658	121,949
FNMA	2.50	4-1-2043	158,047	157,133
FNMA	2.50	4-1-2043	285,398	283,748
FNMA	2.50	8-1-2043	1,263,302	1,255,998
FNMA	2.50	8-1-2043	321,374	319,516
FNMA	2.50	8-1-2043	614,102	610,551
FNMA	2.63	9-6-2024	1,000,000	1,048,192
FNMA	3.00	10-1-2021	3,876,937	4,041,920
FNMA	3.00	8-1-2026	177,974	185,702
FNMA	3.00	9-1-2026	107,427	112,098
FNMA	3.00	11-1-2026	1,785,725	1,863,907
FNMA	3.00	11-1-2026	171,114	178,532
FNMA	3.00	2-1-2027	99,827	104,112
FNMA	3.00	2-1-2027	1,006,091	1,049,725
FNMA	3.00	4-1-2027	203,192	212,105
FNMA	3.00	5-1-2027	236,684	247,020
FNMA	3.00	6-1-2027	160,171	167,187
FNMA	3.00	7-1-2027	278,115	290,288
FNMA	3.00	7-1-2027	351,370	366,752
FNMA	3.00	8-1-2027	1,832,326	1,912,810
FNMA	3.00	8-1-2027	1,812,661	1,891,889
FNMA	3.00	8-1-2027	10,813,206	11,286,526
FNMA	3.00	9-1-2027	5,920,246	6,179,833
FNMA	3.00	9-1-2027	2,264,455	2,363,733
FNMA	3.00	9-1-2027	1,390,857	1,451,830
FNMA	3.00	9-1-2027	1,464,038	1,526,103
FNMA	3.00	10-1-2027	2,642,226	2,757,831
FNMA	3.00	8-1-2029	6,777,668	7,066,352
FNMA	3.00	3-1-2036	2,456,422	2,547,954
FNMA	3.00	9-1-2042	1,931,659	1,982,493
FNMA	3.00	9-1-2042	36,340	37,295
FNMA	3.00	9-1-2042	605,212	621,140
FNMA	3.00	9-1-2042	392,860	402,616
FNMA	3.00	10-1-2042	3,908,563	4,019,631
FNMA	3.00	10-1-2042	4,022,659	4,124,044
FNMA	3.00	10-1-2042	1,033,208	1,060,399
FNMA	3.00	11-1-2042	7,660,284	7,861,875
FNMA	3.00	12-1-2042	7,626,845	7,843,577
FNMA	3.00	1-1-2043	7,570,620	7,769,815
FNMA	3.00	2-1-2043	8,124,731	8,338,498
FNMA	3.00	5-1-2043	7,873,811	8,080,159
FNMA	3.00	5-1-2043	1,975,257	2,027,081
FNMA	3.00	6-1-2043	167,164	171,543
FNMA	3.00	6-1-2043	3,920,138	4,022,589
FNMA	3.00	7-1-2043	928,775	953,094
FNMA	3.00	7-1-2043	7,813,506	8,017,904
FNMA	3.00	7-1-2043	4,247,746	4,358,861
FNMA	3.00	8-1-2043	310,685	318,804
FNMA	3.00	8-1-2043	838,124	859,963
FNMA	3.00	8-1-2043	383,102	393,104
FNMA	3.00	12-1-2043	250,312	256,834
FNMA	3.00	4-1-2044	256,439	262,898
FNMA	3.00	7-1-2044	313,143	321,110
FNMA	3.00	5-1-2046	13,623,429	13,961,773
FNMA %%	3.00	6-13-2046	13,150,000	13,465,395
FNMA	3.40	9-27-2032	250,000	250,100
FNMA	3.50	11-1-2025	1,649,576	1,741,480
FNMA	3.50	12-1-2025	4,102,951	4,345,371
FNMA	3.50	12-1-2026	5,687,363	6,004,228
FNMA	3.50	10-1-2029	6,684,455	7,056,872
FNMA	3.50	12-1-2035	1,439,727	1,517,365

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	3.50%	1-1-2036	$23,691	$24,859
FNMA	3.50	10-1-2040	1,112,134	1,165,555
FNMA	3.50	12-1-2040	161,101	168,839
FNMA	3.50	1-1-2041	31,005	32,494
FNMA	3.50	1-1-2041	72,349	75,736
FNMA	3.50	1-1-2041	29,745	31,137
FNMA	3.50	1-1-2041	338,852	355,136
FNMA	3.50	1-1-2041	1,001,373	1,052,244
FNMA	3.50	2-1-2041	477,351	503,168
FNMA	3.50	2-1-2041	35,152	36,798
FNMA	3.50	2-1-2041	518,376	543,311
FNMA	3.50	2-1-2041	2,307,447	2,418,211
FNMA	3.50	9-1-2042	9,381,909	9,832,754
FNMA	3.50	9-1-2042	6,637,843	6,957,357
FNMA	3.50	10-1-2042	5,409,560	5,670,355
FNMA	3.50	12-1-2042	1,246,872	1,313,680
FNMA	3.50	4-1-2043	5,714,734	5,999,023
FNMA	3.50	5-1-2043	232,433	243,638
FNMA	3.50	5-1-2043	419,337	440,144
FNMA	3.50	6-1-2043	489,492	513,070
FNMA	3.50	7-1-2043	7,310,741	7,661,867
FNMA	3.50	7-1-2043	9,058,089	9,493,828
FNMA	3.50	8-1-2043	1,222,086	1,282,633
FNMA	3.50	9-1-2043	595,239	623,701
FNMA	3.50	9-1-2043	313,866	328,763
FNMA	3.50	1-1-2044	7,387,283	7,736,254
FNMA	3.50	1-1-2045	15,228,171	15,941,076
FNMA	3.50	1-1-2045	9,780,053	10,237,905
FNMA	3.50	5-1-2045	10,869,543	11,378,400
FNMA	3.50	8-1-2045	10,758,260	11,293,717
FNMA	3.50	11-1-2045	8,700,190	9,107,488
FNMA	3.50	12-1-2045	2,293,989	2,401,382
FNMA	3.50	2-1-2046	13,150,185	13,765,810
FNMA	3.50	2-1-2046	10,401,630	10,888,581
FNMA %%	3.50	6-13-2046	10,325,000	10,804,144
FNMA	4.00	4-1-2018	135	140
FNMA	4.00	7-1-2018	651,970	676,007
FNMA	4.00	7-1-2018	21,869	22,675
FNMA	4.00	7-1-2018	1,128	1,169
FNMA	4.00	7-1-2018	26,877	27,867
FNMA	4.00	8-1-2018	470,956	488,319
FNMA	4.00	8-1-2018	264,484	274,235
FNMA	4.00	8-1-2018	208,366	216,048
FNMA	4.00	8-1-2018	199,040	206,378
FNMA	4.00	9-1-2018	2,421	2,510
FNMA	4.00	9-1-2018	16,889	17,512
FNMA	4.00	2-1-2019	46,696	48,418
FNMA	4.00	4-1-2019	13,599	14,101
FNMA	4.00	4-1-2019	36,045	37,374
FNMA	4.00	5-1-2019	16,475	17,085
FNMA	4.00	12-1-2019	547,642	567,832
FNMA	4.00	5-1-2020	909,100	942,617
FNMA	4.00	10-1-2020	28,492	29,552
FNMA	4.00	1-1-2021	324,445	337,309
FNMA	4.00	5-1-2021	215,386	223,925
FNMA	4.00	6-1-2021	173,717	180,545
FNMA	4.00	2-1-2024	6,083	6,459
FNMA	4.00	3-1-2024	323,634	343,706
FNMA	4.00	4-1-2024	578,661	610,258
FNMA	4.00	5-1-2024	24,018	25,511
FNMA	4.00	6-1-2024	126,863	134,620
FNMA	4.00	6-1-2024	201,616	214,101
FNMA	4.00	6-1-2024	57,439	60,574
FNMA	4.00	6-1-2024	48,673	51,652
FNMA	4.00	9-1-2024	47,486	50,411
FNMA	4.00	10-1-2024	43,052	45,716
FNMA	4.00	2-1-2025	401,524	426,870

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.00%	3-1-2025	$1,546,488	$1,643,010
FNMA	4.00	3-1-2025	61,262	65,127
FNMA	4.00	7-1-2025	979,780	1,040,829
FNMA	4.00	1-1-2026	53,960	57,406
FNMA	4.00	5-1-2026	953,392	1,014,588
FNMA	4.00	7-1-2026	402,560	426,571
FNMA	4.00	2-1-2039	219,292	234,097
FNMA	4.00	2-1-2039	61,698	66,067
FNMA	4.00	3-1-2039	40,217	43,010
FNMA	4.00	8-1-2039	403,130	430,891
FNMA	4.00	8-1-2039	851,111	908,155
FNMA	4.00	8-1-2039	249,887	266,999
FNMA	4.00	8-1-2039	2,794,527	3,035,285
FNMA	4.00	11-1-2039	22,037	23,571
FNMA	4.00	1-1-2040	225,404	240,880
FNMA	4.00	1-1-2040	232,706	248,810
FNMA	4.00	3-1-2040	10,874	11,627
FNMA	4.00	3-1-2040	384,512	411,108
FNMA	4.00	4-1-2040	1,426,279	1,526,331
FNMA	4.00	8-1-2040	61,329	65,587
FNMA	4.00	8-1-2040	952,247	1,019,431
FNMA	4.00	8-1-2040	715,301	763,301
FNMA	4.00	8-1-2040	319,982	342,574
FNMA	4.00	9-1-2040	16,235	17,380
FNMA	4.00	9-1-2040	60,406	64,669
FNMA	4.00	9-1-2040	16,928	18,125
FNMA	4.00	10-1-2040	33,050	35,387
FNMA	4.00	10-1-2040	36,209	38,762
FNMA	4.00	10-1-2040	186,268	198,810
FNMA	4.00	10-1-2040	449,359	481,036
FNMA	4.00	11-1-2040	301,482	322,704
FNMA	4.00	11-1-2040	147,502	157,894
FNMA	4.00	11-1-2040	60,681	64,963
FNMA	4.00	11-1-2040	2,791,998	2,989,432
FNMA	4.00	11-1-2040	314,741	336,967
FNMA	4.00	11-1-2040	234,905	251,436
FNMA	4.00	11-1-2040	32,794	35,102
FNMA	4.00	11-1-2040	24,282	26,000
FNMA	4.00	12-1-2040	340,500	364,446
FNMA	4.00	12-1-2040	805,775	862,532
FNMA	4.00	12-1-2040	2,648,635	2,866,812
FNMA	4.00	12-1-2040	12,784	13,685
FNMA	4.00	12-1-2040	27,441	29,378
FNMA	4.00	12-1-2040	79,717	85,119
FNMA	4.00	12-1-2040	294,344	315,125
FNMA	4.00	12-1-2040	123,338	132,052
FNMA	4.00	12-1-2040	61,095	65,407
FNMA	4.00	1-1-2041	3,506,556	3,758,466
FNMA	4.00	1-1-2041	8,156	8,703
FNMA	4.00	1-1-2041	66,953	71,674
FNMA	4.00	2-1-2041	3,943,008	4,220,306
FNMA	4.00	2-1-2041	287,904	308,219
FNMA	4.00	2-1-2041	160,483	171,822
FNMA	4.00	3-1-2041	104,216	111,587
FNMA	4.00	3-1-2041	1,958,013	2,096,575
FNMA	4.00	4-1-2041	234,977	251,449
FNMA	4.00	5-1-2041	3,996,028	4,278,671
FNMA	4.00	7-1-2041	17,096	18,246
FNMA	4.00	7-1-2041	90,696	97,111
FNMA	4.00	8-1-2041	20,364	21,803
FNMA	4.00	8-1-2041	276,731	296,305
FNMA	4.00	10-1-2041	1,477,446	1,581,695
FNMA	4.00	10-1-2041	1,176,583	1,259,690
FNMA	4.00	10-1-2041	157,020	168,004
FNMA	4.00	10-1-2041	101,184	108,329
FNMA	4.00	11-1-2041	296,882	317,859
FNMA	4.00	11-1-2041	990,298	1,060,265
FNMA	4.00	12-1-2041	328,054	351,215

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.00%	12-1-2041	$174,650	$186,974
FNMA	4.00	12-1-2041	215,868	231,098
FNMA	4.00	1-1-2042	7,867	8,397
FNMA	4.00	1-1-2042	45,386	48,496
FNMA	4.00	2-1-2042	61,059	65,210
FNMA	4.00	2-1-2042	14,639	15,673
FNMA	4.00	2-1-2042	113,535	121,543
FNMA	4.00	2-1-2042	2,209,309	2,358,182
FNMA	4.00	4-1-2042	1,243,164	1,330,633
FNMA	4.00	7-1-2042	51,367	54,945
FNMA	4.00	10-1-2043	5,800,427	6,193,207
FNMA	4.00	10-1-2043	4,283,569	4,570,669
FNMA	4.00	12-1-2043	4,032,477	4,305,772
FNMA	4.00	7-1-2044	5,003,194	5,338,526
FNMA	4.00	9-1-2044	10,274,403	10,963,031
FNMA	4.00	10-1-2044	7,895,127	8,426,054
FNMA	4.00	10-1-2044	5,026,977	5,364,443
FNMA	4.00	7-1-2045	10,533,213	11,247,795
FNMA	4.00	12-1-2045	7,857,533	8,391,120
FNMA %%	4.00	6-13-2046	5,650,000	6,031,375
FNMA	4.50	3-1-2018	8,225	8,441
FNMA	4.50	4-1-2018	40,463	41,538
FNMA	4.50	12-1-2018	6,135	6,299
FNMA	4.50	5-1-2019	6,667	6,849
FNMA	4.50	1-1-2020	15,607	16,157
FNMA	4.50	8-1-2020	7,382	7,602
FNMA	4.50	10-1-2020	29,295	30,418
FNMA	4.50	10-1-2020	1,237	1,271
FNMA	4.50	12-1-2020	45,423	47,217
FNMA	4.50	1-1-2021	26,436	27,315
FNMA	4.50	3-1-2022	151,086	155,217
FNMA	4.50	3-1-2022	33,198	34,121
FNMA	4.50	5-1-2022	6,600	6,782
FNMA	4.50	11-1-2022	46,184	48,098
FNMA	4.50	2-1-2023	197,446	206,021
FNMA	4.50	3-1-2023	16,069	16,903
FNMA	4.50	3-1-2023	3,972	4,163
FNMA	4.50	3-1-2023	90,838	95,399
FNMA	4.50	5-1-2023	92,721	95,230
FNMA	4.50	5-1-2023	23,496	24,540
FNMA	4.50	5-1-2023	14,813	15,614
FNMA	4.50	5-1-2023	11,436	11,884
FNMA	4.50	6-1-2023	127,388	133,334
FNMA	4.50	12-1-2023	58,381	61,973
FNMA	4.50	3-1-2024	11,540	12,353
FNMA	4.50	5-1-2024	14,744	15,801
FNMA	4.50	5-1-2024	189,501	199,222
FNMA	4.50	7-1-2024	765,232	819,947
FNMA	4.50	8-1-2024	5,544	5,931
FNMA	4.50	8-1-2024	99,477	105,928
FNMA	4.50	8-1-2024	63,508	67,904
FNMA	4.50	1-1-2025	1,049,090	1,120,775
FNMA	4.50	3-1-2025	60,009	63,254
FNMA	4.50	3-1-2025	1,026,618	1,089,317
FNMA	4.50	4-1-2025	100,857	107,029
FNMA	4.50	4-1-2025	21,839	23,752
FNMA	4.50	10-1-2025	145,664	158,421
FNMA	4.50	2-1-2026	83,727	91,059
FNMA	4.50	2-1-2026	24,045	25,058
FNMA	4.50	4-1-2026	495,249	530,809
FNMA	4.50	5-1-2026	54,505	58,426
FNMA	4.50	6-1-2026	15,694	16,446
FNMA	4.50	4-1-2028	30,783	33,479
FNMA	4.50	4-1-2028	11,477	12,482
FNMA	4.50	4-1-2028	20,831	22,656
FNMA	4.50	3-1-2029	22,793	24,789
FNMA	4.50	5-1-2029	3,466,527	3,770,954
FNMA	4.50	10-1-2029	223,809	243,447
FNMA	4.50	9-1-2033	247,458	270,424

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.50%	4-1-2035	$81,723	$88,880
FNMA	4.50	5-1-2035	17,026	18,624
FNMA	4.50	7-1-2035	2,596	2,827
FNMA	4.50	8-1-2035	4,302	4,685
FNMA	4.50	9-1-2035	20,661	22,584
FNMA	4.50	9-1-2035	370,464	404,973
FNMA	4.50	10-1-2035	52,940	57,900
FNMA	4.50	3-1-2038	362,390	394,287
FNMA	4.50	2-1-2039	244,580	266,601
FNMA	4.50	2-1-2039	15,171	16,539
FNMA	4.50	2-1-2039	41,101	44,784
FNMA	4.50	2-1-2039	14,603	15,896
FNMA	4.50	3-1-2039	994,715	1,083,415
FNMA	4.50	3-1-2039	801,231	871,399
FNMA	4.50	4-1-2039	1,144,518	1,244,942
FNMA	4.50	4-1-2039	5,921	6,449
FNMA	4.50	4-1-2039	982,283	1,069,727
FNMA	4.50	4-1-2039	307,718	334,992
FNMA	4.50	5-1-2039	500,966	551,654
FNMA	4.50	5-1-2039	1,320,314	1,452,167
FNMA	4.50	6-1-2039	709,178	772,883
FNMA	4.50	9-1-2039	1,273,378	1,396,663
FNMA	4.50	12-1-2039	116,235	126,793
FNMA	4.50	2-1-2040	2,613,934	2,876,268
FNMA	4.50	3-1-2040	2,076,640	2,294,102
FNMA	4.50	5-1-2040	1,853,340	2,035,865
FNMA	4.50	5-1-2040	771,379	844,655
FNMA	4.50	6-1-2040	650,358	709,509
FNMA	4.50	8-1-2040	187,103	203,976
FNMA	4.50	8-1-2040	1,722,301	1,878,796
FNMA	4.50	9-1-2040	22,393	24,387
FNMA	4.50	10-1-2040	266,496	290,746
FNMA	4.50	11-1-2040	1,326,538	1,447,252
FNMA	4.50	2-1-2041	4,894,563	5,333,629
FNMA	4.50	2-1-2041	4,083,588	4,455,332
FNMA	4.50	4-1-2041	1,175,996	1,282,760
FNMA	4.50	5-1-2041	1,934,011	2,110,083
FNMA	4.50	5-1-2041	7,709	8,389
FNMA	4.50	1-1-2042	5,591,221	6,097,317
FNMA	4.50	9-1-2043	3,960,349	4,320,869
FNMA	5.00	12-1-2017	105,230	108,039
FNMA	5.00	6-1-2018	85,078	87,630
FNMA	5.00	10-1-2018	60,615	62,468
FNMA	5.00	11-1-2018	21,948	22,634
FNMA	5.00	6-1-2019	57,557	59,485
FNMA	5.00	9-1-2019	173,324	178,943
FNMA	5.00	10-1-2019	81,433	84,650
FNMA	5.00	11-1-2019	66,472	68,460
FNMA	5.00	6-1-2020	33,978	34,911
FNMA	5.00	5-1-2023	284,362	292,202
FNMA	5.00	5-1-2023	52,083	55,749
FNMA	5.00	6-1-2023	149,128	159,649
FNMA	5.00	6-1-2023	39,755	42,238
FNMA	5.00	9-1-2024	82,761	91,709
FNMA	5.00	3-1-2025	849,352	909,154
FNMA	5.00	4-1-2034	457,530	507,509
FNMA	5.00	4-1-2034	142,352	159,669
FNMA	5.00	4-1-2035	1,288,049	1,433,127
FNMA	5.00	6-1-2035	424,116	471,021
FNMA	5.00	7-1-2035	22,691	25,216
FNMA	5.00	7-1-2035	46,405	51,551
FNMA	5.00	7-1-2035	26,849	29,818
FNMA	5.00	8-1-2035	53,470	59,443
FNMA	5.00	10-1-2035	1,604,681	1,783,271
FNMA	5.00	11-1-2035	402,503	447,010
FNMA	5.00	2-1-2036	1,952,066	2,169,640
FNMA	5.00	7-1-2036	40,058	44,495
FNMA	5.00	11-1-2036	153,822	170,452

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	5.00%	11-1-2036	$128,191	$142,050
FNMA	5.00	5-1-2037	130,177	144,251
FNMA	5.00	5-1-2037	42,191	46,752
FNMA	5.00	5-1-2037	39,617	43,900
FNMA	5.00	6-1-2037	43,412	48,105
FNMA	5.00	8-1-2037	274,716	304,417
FNMA	5.00	2-1-2038	1,005,587	1,117,164
FNMA	5.00	3-1-2038	586,879	650,328
FNMA	5.00	4-1-2038	32,743	36,283
FNMA	5.00	5-1-2038	166,864	184,904
FNMA	5.00	5-1-2038	111,025	123,028
FNMA	5.00	5-1-2038	54,903	60,838
FNMA	5.00	7-1-2038	4,085	4,526
FNMA	5.00	7-1-2038	5,414	5,999
FNMA	5.00	11-1-2038	84,130	93,226
FNMA	5.00	11-1-2038	144,569	160,199
FNMA	5.00	11-1-2038	5,258	5,826
FNMA	5.00	4-1-2039	243,404	269,719
FNMA	5.00	4-1-2039	175,880	194,894
FNMA	5.00	6-1-2039	408,373	452,524
FNMA	5.00	7-1-2039	288,660	319,867
FNMA	5.00	8-1-2039	2,858,061	3,171,772
FNMA	5.00	10-1-2039	544,862	605,163
FNMA	5.00	7-1-2040	4,862,622	5,451,865
FNMA	5.00	9-1-2040	2,871,769	3,189,037
FNMA	5.00	4-1-2041	1,926,307	2,142,579
FNMA	5.00	8-1-2041	235,948	261,503
FNMA	5.38	6-12-2017	1,500,000	1,570,485
FNMA	5.45	10-18-2021	200,000	203,504
FNMA	5.50	6-1-2016	33	33
FNMA	5.50	8-1-2016	876	876
FNMA	5.50	11-1-2016	16,242	16,315
FNMA	5.50	11-1-2016	494	495
FNMA	5.50	1-1-2017	11,216	11,301
FNMA	5.50	2-1-2017	6,031	6,082
FNMA	5.50	2-1-2017	237	238
FNMA	5.50	4-1-2017	12,802	12,939
FNMA	5.50	6-1-2017	28,301	28,701
FNMA	5.50	7-1-2017	37,685	38,257
FNMA	5.50	8-1-2017	9,471	9,621
FNMA	5.50	10-1-2017	38,884	39,618
FNMA	5.50	3-1-2018	15,049	15,429
FNMA	5.50	4-1-2018	20,912	21,461
FNMA	5.50	12-1-2018	198,298	203,455
FNMA	5.50	5-1-2021	143,954	152,076
FNMA	5.50	5-1-2023	122,492	133,898
FNMA	5.50	2-1-2024	11,155	12,235
FNMA	5.50	6-1-2024	112,928	122,390
FNMA	5.50	8-1-2025	67,388	76,211
FNMA	5.50	7-1-2033	118,876	134,390
FNMA	5.50	9-1-2033	248,017	280,468
FNMA	5.50	11-1-2033	124,464	140,866
FNMA	5.50	7-1-2034	124,363	140,651
FNMA	5.50	9-1-2034	53,109	60,130
FNMA	5.50	10-1-2034	38,082	43,019
FNMA	5.50	12-1-2034	236,697	267,901
FNMA	5.50	1-1-2035	1,424,894	1,613,468
FNMA	5.50	1-1-2035	182,347	204,169
FNMA	5.50	6-1-2035	301,091	339,669
FNMA	5.50	8-1-2035	31,132	34,872
FNMA	5.50	8-1-2035	200,486	226,071
FNMA	5.50	8-1-2035	387,474	438,644
FNMA	5.50	9-1-2035	321,090	363,607
FNMA	5.50	12-1-2035	383,969	432,943
FNMA	5.50	12-1-2035	432,845	488,774
FNMA	5.50	1-1-2036	960,770	1,082,968
FNMA	5.50	2-1-2036	201,322	227,697
FNMA	5.50	4-1-2036	583,564	654,425
FNMA	5.50	4-1-2036	1,512,960	1,704,948

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	5.50%	4-1-2036	$271,368	$306,497
FNMA	5.50	9-1-2036	19,851	22,297
FNMA	5.50	2-1-2037	160,861	185,042
FNMA	5.50	3-1-2037	47,671	53,532
FNMA	5.50	5-1-2037	83,711	93,729
FNMA	5.50	6-1-2037	168,191	190,852
FNMA	5.50	7-1-2037	50,046	56,241
FNMA	5.50	7-1-2037	15,371	17,258
FNMA	5.50	2-1-2038	470,070	526,979
FNMA	5.50	2-1-2038	47,192	53,022
FNMA	5.50	2-1-2038	73,239	82,004
FNMA	5.50	3-1-2038	15,534	17,456
FNMA	5.50	4-1-2038	490,860	549,724
FNMA	5.50	5-1-2038	46,059	51,716
FNMA	5.50	5-1-2038	710,659	797,735
FNMA	5.50	5-1-2038	341,388	384,041
FNMA	5.50	6-1-2038	177,032	199,174
FNMA	5.50	8-1-2038	37,053	41,837
FNMA	5.50	9-1-2038	192,038	216,064
FNMA	5.50	11-1-2038	411,425	461,985
FNMA	5.50	11-1-2038	415,370	466,287
FNMA	5.50	1-1-2039	289,735	325,338
FNMA	5.50	2-1-2039	1,527,828	1,727,065
FNMA	5.50	5-1-2039	261,248	293,348
FNMA	5.50	6-1-2039	609,337	684,156
FNMA	5.50	12-1-2039	6,278	7,049
FNMA	5.50	6-1-2040	11,262	12,685
FNMA	5.50	9-1-2040	116,846	131,122
FNMA	5.50	2-1-2041	171,295	192,761
FNMA	5.63	7-15-2037	150,000	210,278
FNMA	6.00	7-1-2016	25	25
FNMA	6.00	9-1-2016	168	168
FNMA	6.00	11-1-2017	50,929	51,931
FNMA	6.00	11-1-2017	71	71
FNMA	6.00	1-1-2018	16,845	17,282
FNMA	6.00	5-1-2021	76,317	82,035
FNMA	6.00	5-1-2021	89,980	97,461
FNMA	6.00	9-1-2021	46,520	49,877
FNMA	6.00	8-1-2022	25,005	26,813
FNMA	6.00	10-1-2022	70,803	76,377
FNMA	6.00	9-1-2024	7,131	7,630
FNMA	6.00	11-1-2033	22,525	26,010
FNMA	6.00	8-1-2034	92,908	107,091
FNMA	6.00	9-1-2034	59,565	68,229
FNMA	6.00	10-1-2034	79,959	92,077
FNMA	6.00	11-1-2034	94,917	108,712
FNMA	6.00	3-1-2035	45,476	52,170
FNMA	6.00	1-1-2036	261,368	300,098
FNMA	6.00	3-1-2036	29,455	33,549
FNMA	6.00	9-1-2036	2,203	2,510
FNMA	6.00	9-1-2036	108,325	123,677
FNMA	6.00	9-1-2036	48,795	55,633
FNMA	6.00	11-1-2036	680,785	775,585
FNMA	6.00	1-1-2037	334,709	381,827
FNMA	6.00	2-1-2037	1,975	2,257
FNMA	6.00	2-1-2037	1,077,292	1,230,082
FNMA	6.00	3-1-2037	161,352	184,356
FNMA	6.00	4-1-2037	9,458	10,800
FNMA	6.00	5-1-2037	463,288	529,177
FNMA	6.00	5-1-2037	3,463	3,953
FNMA	6.00	6-1-2037	4,721	5,385
FNMA	6.00	7-1-2037	514,184	586,809
FNMA	6.00	8-1-2037	2,351	2,678
FNMA	6.00	8-1-2037	359,090	409,485
FNMA	6.00	8-1-2037	20,634	23,562
FNMA	6.00	8-1-2037	106,081	121,309
FNMA	6.00	9-1-2037	43,278	49,416
FNMA	6.00	9-1-2037	32,528	37,110

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	6.00%	9-1-2037	$25,682	$29,281
FNMA	6.00	9-1-2037	2,176	2,478
FNMA	6.00	9-1-2037	28,525	32,594
FNMA	6.00	9-1-2037	19,127	21,786
FNMA	6.00	9-1-2037	32,837	37,401
FNMA	6.00	9-1-2037	48,504	55,432
FNMA	6.00	9-1-2037	264,770	301,746
FNMA	6.00	10-1-2037	1,944	2,214
FNMA	6.00	10-1-2037	377,871	430,397
FNMA	6.00	10-1-2037	79,958	91,288
FNMA	6.00	10-1-2037	21,118	24,072
FNMA	6.00	10-1-2037	622,627	709,175
FNMA	6.00	10-1-2037	1,626	1,858
FNMA	6.00	10-1-2037	115,295	131,321
FNMA	6.00	11-1-2037	21,065	23,999
FNMA	6.00	11-1-2037	4,043	4,612
FNMA	6.00	11-1-2037	4,089	4,662
FNMA	6.00	11-1-2037	17,345	19,781
FNMA	6.00	11-1-2037	12,215	13,913
FNMA	6.00	12-1-2037	17,458	19,919
FNMA	6.00	1-1-2038	28,631	32,653
FNMA	6.00	1-1-2038	15,914	18,126
FNMA	6.00	1-1-2038	229,884	262,303
FNMA	6.00	2-1-2038	1,015	1,156
FNMA	6.00	2-1-2038	29,570	33,681
FNMA	6.00	2-1-2038	65,778	74,921
FNMA	6.00	2-1-2038	43,249	49,260
FNMA	6.00	6-1-2038	19,309	21,997
FNMA	6.00	7-1-2038	4,940	5,642
FNMA	6.00	7-1-2038	47,156	53,764
FNMA	6.00	7-1-2038	122,085	139,214
FNMA	6.00	7-1-2038	156,315	178,044
FNMA	6.00	8-1-2038	22,092	25,162
FNMA	6.00	8-1-2038	1,019	1,161
FNMA	6.00	8-1-2038	42,243	48,115
FNMA	6.00	8-1-2038	12,413	14,139
FNMA	6.00	8-1-2038	3,104	3,536
FNMA	6.00	8-1-2038	32,241	36,722
FNMA	6.00	9-1-2038	40,436	46,057
FNMA	6.00	9-1-2038	4,896	5,576
FNMA	6.00	9-1-2038	1,325	1,509
FNMA	6.00	9-1-2038	6,518	7,449
FNMA	6.00	9-1-2038	8,474	9,652
FNMA	6.00	9-1-2038	31,740	36,151
FNMA	6.00	9-1-2038	31,304	35,655
FNMA	6.00	9-1-2038	24,091	27,440
FNMA	6.00	9-1-2038	29,036	33,072
FNMA	6.00	9-1-2038	26,224	29,921
FNMA	6.00	9-1-2038	10,572	12,048
FNMA	6.00	9-1-2038	1,436	1,635
FNMA	6.00	9-1-2038	81,687	93,042
FNMA	6.00	10-1-2038	44,955	51,204
FNMA	6.00	10-1-2038	18,132	20,652
FNMA	6.00	10-1-2038	8,885	10,120
FNMA	6.00	11-1-2038	31,452	35,824
FNMA	6.00	11-1-2038	2,183	2,487
FNMA	6.00	11-1-2038	30,518	34,760
FNMA	6.00	11-1-2038	168,582	192,016
FNMA	6.00	11-1-2038	16,602	18,910
FNMA	6.00	11-1-2038	26,561	30,253
FNMA	6.00	12-1-2038	44,248	50,399
FNMA	6.00	12-1-2038	26,258	29,908
FNMA	6.00	12-1-2038	31,571	35,987
FNMA	6.00	1-1-2039	10,856	12,368
FNMA	6.00	1-1-2039	58,399	66,516
FNMA	6.00	2-1-2039	39,546	45,190
FNMA	6.00	3-1-2039	6,525	7,432
FNMA	6.00	9-1-2039	96,172	109,789
FNMA	6.00	9-1-2039	1,428	1,626

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	6.00%	10-1-2039	$1,653,032	$1,883,657
FNMA	6.00	4-1-2040	2,029,425	2,318,220
FNMA	6.00	6-1-2040	10,631	12,119
FNMA	6.21	8-6-2038	200,000	299,599
FNMA	6.25	5-15-2029	500,000	705,802
FNMA	6.50	7-1-2036	135,460	162,924
FNMA	6.50	9-1-2036	66,056	78,980
FNMA	6.50	9-1-2036	5,025	5,754
FNMA	6.50	12-1-2036	311,005	356,142
FNMA	6.50	3-1-2037	12,745	14,594
FNMA	6.50	4-1-2037	12,957	14,837
FNMA	6.50	5-1-2037	1,266	1,450
FNMA	6.50	5-1-2037	54,015	61,854
FNMA	6.50	6-1-2037	59,763	68,436
FNMA	6.50	6-1-2037	55,868	63,977
FNMA	6.50	8-1-2037	9,742	11,156
FNMA	6.50	9-1-2037	503,282	611,718
FNMA	6.50	9-1-2037	3,189	3,795
FNMA	6.50	9-1-2037	382,706	457,807
FNMA	6.50	10-1-2037	37,585	43,178
FNMA	6.50	10-1-2037	582,036	666,508
FNMA	6.50	10-1-2037	2,290	2,643
FNMA	6.50	10-1-2037	108,685	124,458
FNMA	6.50	11-1-2037	46,780	56,459
FNMA	6.50	11-1-2037	175,571	207,811
FNMA	6.50	11-1-2037	12,005	13,747
FNMA	6.50	1-1-2038	22,702	25,997
FNMA	6.50	1-1-2038	101,440	116,162
FNMA	6.50	3-1-2038	7,152	8,200
FNMA	6.50	7-1-2038	12,431	14,235
FNMA	6.50	9-1-2038	112,045	128,307
FNMA	6.50	9-1-2038	8,876	10,596
FNMA	6.50	9-1-2038	6,265	7,174
FNMA	6.50	10-1-2038	37,637	43,445
FNMA	6.50	1-1-2039	368,810	424,832
FNMA	6.50	2-1-2039	38,806	44,822
FNMA	6.50	6-1-2039	25,415	29,212
FNMA	6.50	10-1-2039	732,944	849,588
FNMA	6.50	10-1-2039	273,927	313,683
FNMA	6.50	5-1-2040	204,149	235,583
FNMA	6.63	11-15-2030	1,300,000	1,916,902
FNMA	7.00	8-1-2037	17,051	18,919
FNMA	7.13	1-15-2030	500,000	760,327
FNMA	7.25	5-15-2030	1,300,000	1,998,734
GNMA	3.00	9-15-2042	3,030,893	3,135,881
GNMA	3.00	9-15-2042	250,599	259,280
GNMA	3.00	9-20-2042	6,552,783	6,797,638
GNMA	3.00	11-15-2042	3,678,511	3,805,932
GNMA	3.00	11-20-2042	3,325,819	3,450,095
GNMA	3.00	12-20-2042	1,412,442	1,465,220
GNMA	3.00	1-20-2043	6,801,218	7,055,352
GNMA	3.00	2-20-2043	7,660,753	7,958,982
GNMA	3.00	3-15-2043	1,258,652	1,302,251
GNMA	3.00	3-15-2043	1,288,576	1,333,558
GNMA	3.00	3-20-2043	2,318,702	2,409,064
GNMA	3.00	3-20-2043	5,267,199	5,464,021
GNMA	3.00	4-20-2043	1,410,961	1,463,686
GNMA	3.00	6-15-2043	592,034	612,590
GNMA	3.00	8-20-2043	3,848,553	3,992,373
GNMA	3.00	9-15-2043	283,056	292,861
GNMA	3.00	3-20-2045	6,495,133	6,728,966
GNMA	3.00	4-20-2045	4,582,991	4,747,984
GNMA	3.00	6-20-2045	8,447,029	8,751,132
GNMA	3.00	4-20-2046	7,981,118	8,268,447
GNMA %%	3.00	6-21-2046	5,000,000	5,174,805
GNMA	3.50	12-15-2040	486,880	519,163
GNMA	3.50	1-15-2041	352,923	372,802
GNMA	3.50	10-15-2041	1,894,717	2,001,513

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	3.50%	2-15-2042	$5,038,416	$5,322,253
GNMA	3.50	3-20-2042	1,481,372	1,567,800
GNMA	3.50	4-20-2042	997,620	1,055,824
GNMA	3.50	5-15-2042	1,335,783	1,410,481
GNMA	3.50	5-15-2042	2,075,724	2,192,571
GNMA	3.50	6-20-2042	1,618,884	1,713,337
GNMA	3.50	7-15-2042	2,609,833	2,755,776
GNMA	3.50	10-20-2042	2,909,594	3,079,358
GNMA	3.50	3-20-2043	4,013,284	4,251,066
GNMA	3.50	4-15-2043	2,636,749	2,784,197
GNMA	3.50	4-20-2043	12,880,014	13,631,556
GNMA	3.50	10-20-2043	3,314,623	3,507,085
GNMA	3.50	1-20-2044	3,201,190	3,386,758
GNMA	3.50	5-20-2044	3,246,277	3,434,152
GNMA	3.50	10-20-2044	10,917,671	11,549,241
GNMA	3.50	12-20-2044	6,629,934	7,001,083
GNMA	3.50	3-20-2045	4,856,555	5,129,893
GNMA	3.50	4-20-2045	14,829,305	15,684,070
GNMA	3.50	6-20-2045	10,873,166	11,488,652
GNMA	3.50	10-20-2045	8,697,216	9,191,427
GNMA	3.50	3-20-2046	7,786,622	8,231,962
GNMA	3.50	4-20-2046	15,963,269	16,876,673
GNMA %%	3.50	6-21-2046	10,575,000	11,160,347
GNMA	4.00	6-15-2039	223,919	239,562
GNMA	4.00	7-15-2039	90,131	96,428
GNMA	4.00	7-15-2039	329,738	352,773
GNMA	4.00	8-15-2040	2,592,114	2,781,133
GNMA	4.00	9-15-2040	4,198,993	4,503,919
GNMA	4.00	10-15-2040	1,517,093	1,636,434
GNMA	4.00	12-15-2040	2,694,116	2,922,507
GNMA	4.00	1-15-2041	1,085,847	1,178,364
GNMA	4.00	1-15-2041	2,639,410	2,860,954
GNMA	4.00	7-15-2041	622,580	666,073
GNMA	4.00	10-20-2041	1,293,013	1,388,662
GNMA	4.00	11-20-2041	3,617,814	3,885,680
GNMA	4.00	2-20-2042	849,945	912,257
GNMA	4.00	4-20-2042	3,663,111	3,930,965
GNMA	4.00	5-20-2042	2,833,250	3,039,813
GNMA	4.00	3-20-2043	1,011,250	1,085,390
GNMA	4.00	8-20-2043	4,463,634	4,766,570
GNMA	4.00	3-20-2044	5,076,408	5,416,681
GNMA	4.00	5-20-2044	4,963,571	5,296,920
GNMA	4.00	6-20-2044	4,333,622	4,624,663
GNMA	4.00	8-20-2044	5,600,286	5,974,974
GNMA	4.00	10-20-2044	1,167,463	1,245,515
GNMA	4.00	12-20-2044	6,887,604	7,347,733
GNMA	4.00	11-20-2045	7,850,418	8,375,452
GNMA %%	4.00	6-21-2046	4,650,000	4,958,516
GNMA	4.50	3-15-2037	59,657	65,630
GNMA	4.50	3-15-2038	24,860	27,324
GNMA	4.50	3-15-2039	353,188	393,174
GNMA	4.50	3-15-2039	3,213,945	3,544,707
GNMA	4.50	4-15-2039	313,948	345,072
GNMA	4.50	5-15-2039	690,049	768,373
GNMA	4.50	6-15-2039	432,996	475,921
GNMA	4.50	7-15-2039	464,987	512,043
GNMA	4.50	7-15-2039	794,207	875,359
GNMA	4.50	9-15-2039	349,636	385,668
GNMA	4.50	10-15-2039	681,418	750,379
GNMA	4.50	12-15-2039	813,155	906,016
GNMA	4.50	1-15-2040	919,603	1,012,674
GNMA	4.50	4-15-2040	92,790	101,989
GNMA	4.50	5-15-2040	1,792,292	1,980,194
GNMA	4.50	5-15-2040	25,905	28,527
GNMA	4.50	5-15-2040	1,827,992	2,046,539
GNMA	4.50	6-15-2040	86,455	95,295
GNMA	4.50	6-15-2040	920,662	1,022,213
GNMA	4.50	6-15-2040	308,995	339,628
GNMA	4.50	9-15-2040	71,583	78,679

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	4.50%	9-15-2040	$302,532	$332,525
GNMA	4.50	10-15-2040	28,468	31,300
GNMA	4.50	11-15-2040	1,348,246	1,484,622
GNMA	4.50	12-15-2040	98,854	108,696
GNMA	4.50	2-15-2041	1,040,664	1,158,571
GNMA	4.50	3-15-2041	43,162	47,441
GNMA	4.50	4-15-2041	118,420	130,504
GNMA	4.50	4-15-2041	219,958	242,472
GNMA	4.50	5-15-2041	28,665	31,576
GNMA	4.50	6-15-2041	1,419,282	1,562,772
GNMA	4.50	6-15-2041	54,502	59,937
GNMA	4.50	6-15-2041	149,159	164,490
GNMA	4.50	6-15-2041	681,005	748,518
GNMA	4.50	7-15-2041	104,784	115,292
GNMA	4.50	7-20-2041	1,056,526	1,153,507
GNMA	4.50	10-15-2041	166,981	183,881
GNMA	4.50	10-15-2041	66,706	73,492
GNMA	4.50	10-15-2041	53,801	59,135
GNMA	4.50	11-20-2041	963,184	1,051,600
GNMA	4.50	12-20-2043	3,894,527	4,184,890
GNMA	4.50	1-20-2044	2,384,067	2,561,600
GNMA	4.50	4-20-2044	2,766,176	2,972,910
GNMA	5.00	3-15-2035	337,143	380,464
GNMA	5.00	5-15-2038	1,197,597	1,342,072
GNMA	5.00	8-15-2038	6,851	7,651
GNMA	5.00	8-15-2038	829,337	928,606
GNMA	5.00	8-15-2038	143,143	160,292
GNMA	5.00	12-15-2038	395,728	443,321
GNMA	5.00	3-15-2039	476,243	533,349
GNMA	5.00	3-15-2039	66,399	74,347
GNMA	5.00	5-15-2039	204,714	228,626
GNMA	5.00	7-15-2039	30,200	33,790
GNMA	5.00	9-15-2039	3,690,605	4,166,798
GNMA	5.00	11-15-2039	1,037,064	1,171,366
GNMA	5.00	1-15-2040	1,620,569	1,829,474
GNMA	5.00	2-15-2040	1,001,128	1,130,154
GNMA	5.00	3-15-2040	3,076,689	3,434,280
GNMA	5.00	5-15-2040	1,017,904	1,136,802
GNMA	5.00	7-15-2040	2,863	3,193
GNMA	5.00	7-15-2040	977,321	1,093,521
GNMA	5.00	12-15-2040	712,876	797,630
GNMA	5.00	9-15-2041	91,940	102,115
GNMA	5.00	10-15-2041	223,303	249,313
GNMA	5.00	5-20-2042	1,375,732	1,494,385
GNMA	5.50	9-15-2034	143,410	164,228
GNMA	5.50	11-15-2035	209,573	236,306
GNMA	5.50	12-15-2035	200,664	224,716
GNMA	5.50	2-15-2036	95,047	107,670
GNMA	5.50	3-15-2036	200,646	227,206
GNMA	5.50	5-15-2036	3,197	3,608
GNMA	5.50	5-15-2036	35,472	40,588
GNMA	5.50	2-15-2037	74,825	84,655
GNMA	5.50	6-15-2037	3,277	3,670
GNMA	5.50	8-15-2037	68,351	76,552
GNMA	5.50	2-15-2038	166,155	186,562
GNMA	5.50	2-15-2038	358,140	404,223
GNMA	5.50	3-15-2038	39,532	44,398
GNMA	5.50	3-15-2038	8,826	9,898
GNMA	5.50	4-15-2038	91,901	103,062
GNMA	5.50	5-15-2038	68,758	77,108
GNMA	5.50	5-15-2038	259,579	291,554
GNMA	5.50	6-15-2038	72,482	81,277
GNMA	5.50	6-15-2038	15,451	17,305
GNMA	5.50	6-15-2038	31,185	34,972
GNMA	5.50	7-15-2038	271,903	305,359
GNMA	5.50	8-15-2038	112,649	126,328
GNMA	5.50	8-15-2038	18,434	20,672
GNMA	5.50	8-15-2038	1,548,178	1,769,212

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	5.50%	9-15-2038	$53,417	$59,904
GNMA	5.50	9-15-2038	52,389	59,705
GNMA	5.50	9-15-2038	820,433	920,038
GNMA	5.50	10-15-2038	388,338	434,885
GNMA	5.50	10-15-2038	39,029	43,774
GNMA	5.50	11-15-2038	64,756	72,648
GNMA	5.50	11-15-2038	179,927	201,779
GNMA	5.50	11-15-2038	165,919	186,357
GNMA	5.50	11-15-2038	25,137	28,187
GNMA	5.50	12-15-2038	226,101	253,560
GNMA	5.50	12-15-2038	36,548	40,986
GNMA	5.50	12-15-2038	195,394	218,975
GNMA	5.50	1-15-2039	36,596	41,040
GNMA	5.50	1-15-2039	64,611	72,458
GNMA	5.50	7-15-2039	15,311	17,232
GNMA	5.50	7-15-2039	117,126	131,338
GNMA	5.50	8-15-2039	54,824	61,477
GNMA	5.50	10-15-2039	785,048	880,382
GNMA	5.50	2-15-2040	10,410	11,657
GNMA	5.50	2-15-2040	29,851	33,474
GNMA	5.50	3-15-2040	58,082	65,839
GNMA	5.50	3-15-2040	182,791	204,701
GNMA	5.50	3-15-2040	43,857	49,183
GNMA	5.50	3-15-2040	366,569	411,082
GNMA	5.50	7-15-2040	18,388	20,592
GNMA	5.50	12-15-2040	58,933	66,107
GNMA	5.50	2-15-2041	60,799	68,087
GNMA	5.50	4-15-2041	117,544	131,633
GNMA	6.00	12-15-2031	20,142	22,840
GNMA	6.00	6-15-2036	220,409	249,924
GNMA	6.00	8-15-2036	3,118	3,555
GNMA	6.00	1-15-2037	514,327	594,320
GNMA	6.00	5-15-2037	5,679	6,527
GNMA	6.00	5-15-2037	149,235	170,219
GNMA	6.00	5-15-2037	4,500	5,103
GNMA	6.00	6-15-2037	15,465	17,737
GNMA	6.00	6-15-2037	54,503	63,608
GNMA	6.00	7-15-2037	41,292	46,822
GNMA	6.00	8-15-2037	4,897	5,575
GNMA	6.00	8-15-2037	198,150	224,684
GNMA	6.00	8-15-2037	80,258	92,928
GNMA	6.00	1-15-2038	2,510	2,846
GNMA	6.00	1-15-2038	211,777	240,137
GNMA	6.00	2-15-2038	4,444	5,039
GNMA	6.00	7-15-2038	309,196	350,601
GNMA	6.00	8-15-2038	301,220	341,556
GNMA	6.00	8-15-2038	66,360	75,246
GNMA	6.00	8-15-2038	114,984	130,382
GNMA	6.00	9-15-2038	325,820	369,451
GNMA	6.00	9-15-2038	2,632	2,984
GNMA	6.00	9-15-2038	2,042	2,316
GNMA	6.00	9-15-2038	2,297	2,605
GNMA	6.00	9-15-2038	147,399	167,137
GNMA	6.00	10-15-2038	43,821	49,689
GNMA	6.00	10-15-2038	133,774	151,688
GNMA	6.00	10-15-2038	8,798	9,976
GNMA	6.00	10-15-2038	240,333	272,517
GNMA	6.00	10-15-2038	30,956	35,101
GNMA	6.00	10-15-2038	17,567	19,919
GNMA	6.00	10-15-2038	44,388	50,332
GNMA	6.00	11-15-2038	90,180	102,256
GNMA	6.00	11-15-2038	80,617	91,412
GNMA	6.00	12-15-2038	3,966	4,497
GNMA	6.00	12-15-2038	250,154	289,546
GNMA	6.00	1-15-2039	3,204	3,633
GNMA	6.00	1-15-2039	115,539	131,011
GNMA	6.00	2-15-2039	2,377	2,696
GNMA	6.00	2-15-2039	236,184	274,240
GNMA	6.00	6-15-2039	14,219	16,123

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	6.00%	8-15-2039	$5,332	$6,149
GNMA	6.00	8-15-2039	19,074	21,628
GNMA	6.00	10-15-2039	22,150	25,116
GNMA	6.00	11-15-2039	1,952	2,214
GNMA	6.00	12-15-2039	239,168	271,195
GNMA	6.00	3-15-2040	6,832	7,747
GNMA	6.00	12-15-2040	179,455	203,486
GNMA	6.00	6-15-2041	96,555	111,561
GNMA	6.00	6-15-2041	468,082	530,764
GNMA	6.00	6-15-2041	663,322	763,076
GNMA	6.50	11-15-2023	443	507
GNMA	6.50	12-15-2023	287	328
GNMA	6.50	10-15-2031	98,433	116,193
GNMA	6.50	3-15-2034	198,722	227,245
GNMA	6.50	9-15-2036	33,883	41,260
GNMA	6.50	2-15-2037	27,371	31,300
GNMA	6.50	12-15-2037	62,186	72,819
GNMA	6.50	1-15-2038	66,794	76,381
GNMA	6.50	4-15-2038	5,344	6,111
GNMA	6.50	5-15-2038	60,957	69,707
GNMA	6.50	5-15-2038	5,192	5,961
GNMA	6.50	8-15-2038	54,101	62,378
GNMA	6.50	8-15-2038	29,331	34,226
GNMA	6.50	8-15-2038	2,374	2,715
GNMA	6.50	9-15-2038	58,639	67,055
GNMA	6.50	9-15-2038	184,574	218,087
GNMA	6.50	10-15-2038	74,025	85,178
GNMA	6.50	10-15-2038	537,156	614,254
GNMA	6.50	10-15-2038	43,995	50,712
GNMA	6.50	11-15-2038	9,021	10,315
GNMA	6.50	11-15-2038	2,042	2,335
GNMA	6.50	12-15-2038	90,432	103,411
GNMA	6.50	2-15-2039	2,511	2,909
GNMA	6.50	5-15-2040	107,750	123,215
GNMA	6.50	7-15-2040	101,370	120,554
GNMA	6.50	7-15-2040	431,232	505,958
GNMA	7.00	3-15-2037	16,772	18,276
TVA	3.50	12-15-2042	150,000	152,217
TVA	3.88	2-15-2021	1,320,000	1,457,845
TVA	4.50	4-1-2018	200,000	212,930
TVA	4.65	6-15-2035	200,000	239,617
TVA	4.88	1-15-2048	200,000	236,094
TVA	5.25	9-15-2039	1,500,000	1,954,733
TVA	5.50	7-18-2017	650,000	684,262
TVA	5.88	4-1-2036	300,000	414,110
TVA	6.15	1-15-2038	400,000	563,116
Total Agency Securities (Cost $1,447,612,130)				1,487,064,140

Corporate Bonds and Notes : 21.32%
Consumer Discretionary : 1.95%
Auto Components : 0.06%
BorgWarner Incorporated	4.63	9-15-2020	100,000	107,895
Delphi Corporation	4.15	3-15-2024	1,000,000	1,051,077
Johnson Controls Incorporated	3.75	12-1-2021	500,000	520,058
Johnson Controls Incorporated	4.25	3-1-2021	120,000	127,298
Johnson Controls Incorporated	4.63	7-2-2044	850,000	847,111
Johnson Controls Incorporated	5.00	3-30-2020	100,000	108,230
Johnson Controls Incorporated	5.70	3-1-2041	240,000	267,463
				3,029,132

Automobiles : 0.07%
Ford Motor Company	6.63	10-1-2028	200,000	246,424
Ford Motor Company	7.45	7-16-2031	1,000,000	1,304,147
General Motors Company	3.50	10-2-2018	1,000,000	1,025,470

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Automobiles (continued)
General Motors Company	6.25%	10-2-2043	$1,250,000	$1,378,869
				3,954,910

Diversified Consumer Services : 0.04%
Cornell University	5.45	2-1-2019	100,000	110,391
President & Fellows of Harvard College	4.88	10-15-2040	300,000	373,471
Princeton University	5.70	3-1-2039	500,000	680,238
Stanford University	4.75	5-1-2019	500,000	548,362
University of Pennsylvania	4.67	9-1-2112	500,000	534,219
				2,246,681

Hotels, Restaurants & Leisure : 0.14%
Brinker International Incorporated	3.88	5-15-2023	150,000	148,206
Carnival Corporation	1.88	12-15-2017	200,000	201,237
Carnival Corporation	3.95	10-15-2020	267,000	284,536
Darden Restaurants Incorporated	6.80	10-15-2037	20,000	22,523
Hyatt Hotels Corporation	3.38	7-15-2023	160,000	159,809
Marriott International Incorporated	3.00	3-1-2019	200,000	204,075
Marriott International Incorporated	3.38	10-15-2020	167,000	171,941
McDonald’s Corporation	2.63	1-15-2022	1,000,000	1,020,415
McDonald’s Corporation	3.38	5-26-2025	350,000	363,590
McDonald’s Corporation	3.50	7-15-2020	200,000	211,750
McDonald’s Corporation	3.63	5-20-2021	100,000	106,765
McDonald’s Corporation	3.70	1-30-2026	750,000	797,139
McDonald’s Corporation	3.70	2-15-2042	500,000	465,039
McDonald’s Corporation	5.35	3-1-2018	400,000	427,725
McDonald’s Corporation	5.80	10-15-2017	100,000	106,155
McDonald’s Corporation	6.30	10-15-2037	300,000	383,010
McDonald’s Corporation	6.30	3-1-2038	600,000	751,484
McDonald’s Corporation	4.60	5-26-2045	250,000	266,522
Starbucks Corporation	2.00	12-5-2018	250,000	254,533
Starbucks Corporation	2.70	6-15-2022	200,000	207,566
Starbucks Corporation	4.30	6-15-2045	150,000	169,360
Starwood Hotels & Resort Company	3.13	2-15-2023	226,000	224,390
Starwood Hotels & Resort Company	3.75	3-15-2025	500,000	509,727
Wyndham Worldwide Corporation	4.25	3-1-2022	500,000	521,537
				7,979,034

Household Durables : 0.09%
Leggett & Platt Incorporated	3.40	8-15-2022	100,000	101,934
Mohawk Industries Incorporated	3.85	2-1-2023	100,000	103,192
Newell Brands Incorporated	2.60	3-29-2019	1,000,000	1,018,861
Newell Brands Incorporated	3.15	4-1-2021	750,000	768,842
Newell Brands Incorporated	4.20	4-1-2026	750,000	792,506
Newell Brands Incorporated	5.50	4-1-2046	750,000	855,638
Newell Rubbermaid Incorporated	2.88	12-1-2019	200,000	204,044
Newell Rubbermaid Incorporated	4.00	6-15-2022	100,000	103,494
Newell Rubbermaid Incorporated	6.25	4-15-2018	165,000	176,615
Tupperware Brands Corporation	4.75	6-1-2021	250,000	264,831
Whirlpool Corporation	4.00	3-1-2024	125,000	133,119
Whirlpool Corporation	4.70	6-1-2022	200,000	219,885
Whirlpool Corporation	4.85	6-15-2021	100,000	111,079
				4,854,040

Internet & Catalog Retail : 0.10%
Amazon.com Incorporated	1.20	11-29-2017	350,000	350,231
Amazon.com Incorporated	2.50	11-29-2022	500,000	509,187
Amazon.com Incorporated	2.60	12-5-2019	400,000	414,750
Amazon.com Incorporated	3.30	12-5-2021	400,000	426,476
Amazon.com Incorporated	3.80	12-5-2024	500,000	550,879
Amazon.com Incorporated	4.80	12-5-2034	500,000	565,008
Amazon.com Incorporated	4.95	12-5-2044	600,000	699,931
Expedia Incorporated	4.50	8-15-2024	100,000	101,059
Expedia Incorporated	5.95	8-15-2020	600,000	664,231

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Internet & Catalog Retail (continued)
QVC Incorporated	4.38%	3-15-2023	$300,000	$295,220
QVC Incorporated	4.45	2-15-2025	500,000	488,285
QVC Incorporated	5.13	7-2-2022	200,000	210,743
QVC Incorporated	5.45	8-15-2034	250,000	222,713
QVC Incorporated	5.95	3-15-2043	125,000	111,005
				5,609,718

Leisure Products : 0.01%
Hasbro Incorporated	6.35	3-15-2040	155,000	183,816
Mattel Incorporated	1.70	3-15-2018	125,000	124,738
Mattel Incorporated	3.15	3-15-2023	100,000	99,482
Mattel Incorporated	4.35	10-1-2020	100,000	106,644
Mattel Incorporated	6.20	10-1-2040	100,000	110,085
				624,765

Media : 1.07%
21st Century Fox America Incorporated	3.00	9-15-2022	375,000	384,682
21st Century Fox America Incorporated	3.70	9-15-2024	500,000	527,811
21st Century Fox America Incorporated	4.50	2-15-2021	500,000	550,456
21st Century Fox America Incorporated	4.75	9-15-2044	500,000	527,641
21st Century Fox America Incorporated	6.15	2-15-2041	735,000	895,365
21st Century Fox America Incorporated	6.20	12-15-2034	500,000	603,819
21st Century Fox America Incorporated	6.65	11-15-2037	350,000	445,870
21st Century Fox America Incorporated	6.90	3-1-2019	500,000	566,394
21st Century Fox America Incorporated	6.90	8-15-2039	500,000	651,962
21st Century Fox America Incorporated	8.15	10-17-2036	250,000	339,909
CBS Corporation	1.95	7-1-2017	200,000	200,836
CBS Corporation	3.70	8-15-2024	500,000	517,227
CBS Corporation	4.63	5-15-2018	180,000	189,389
CBS Corporation	4.85	7-1-2042	200,000	197,861
CBS Corporation	4.90	8-15-2044	500,000	508,878
CBS Corporation	7.88	7-30-2030	600,000	835,586
Charter Communications Operating LLC 144A	4.46	7-23-2022	3,000,000	3,160,041
Charter Communications Operating LLC 144A	6.48	10-23-2045	2,000,000	2,307,008
Comcast Corporation	3.13	7-15-2022	500,000	524,865
Comcast Corporation	3.15	3-1-2026	1,000,000	1,034,897
Comcast Corporation	3.38	2-15-2025	750,000	787,013
Comcast Corporation	3.60	3-1-2024	500,000	536,553
Comcast Corporation	4.20	8-15-2034	750,000	796,039
Comcast Corporation	4.40	8-15-2035	300,000	325,246
Comcast Corporation	4.65	7-15-2042	548,000	599,525
Comcast Corporation	4.75	3-1-2044	375,000	418,157
Comcast Corporation	5.15	3-1-2020	500,000	561,694
Comcast Corporation	5.70	7-1-2019	1,000,000	1,121,822
Comcast Corporation	5.88	2-15-2018	75,000	80,922
Comcast Corporation	6.30	11-15-2017	500,000	536,987
Comcast Corporation	6.40	3-1-2040	500,000	675,088
Comcast Corporation	6.45	3-15-2037	900,000	1,194,693
Comcast Corporation	6.50	11-15-2035	550,000	732,174
Comcast Corporation	6.55	7-1-2039	650,000	879,190
Comcast Corporation	6.95	8-15-2037	400,000	560,661
Discovery Communications LLC	3.30	5-15-2022	250,000	248,550
Discovery Communications LLC	4.38	6-15-2021	300,000	318,068
Discovery Communications LLC	4.95	5-15-2042	250,000	213,577
Discovery Communications LLC	5.05	6-1-2020	750,000	816,971
Discovery Communications LLC	5.63	8-15-2019	250,000	273,584
Discovery Communications LLC	6.35	6-1-2040	250,000	254,173
Interpublic Group of Companies	4.00	3-15-2022	1,000,000	1,047,616
NBCUniversal Media LLC	2.88	1-15-2023	500,000	512,965
NBCUniversal Media LLC	4.38	4-1-2021	800,000	887,465
NBCUniversal Media LLC	4.45	1-15-2043	500,000	531,008
NBCUniversal Media LLC	5.95	4-1-2041	500,000	634,313
Omnicom Group Incorporated	3.63	5-1-2022	250,000	262,510
Omnicom Group Incorporated	4.45	8-15-2020	90,000	98,374
Omnicom Group Incorporated	6.25	7-15-2019	650,000	734,471

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
Scripps Networks Interactive Incorporated	2.80%	6-15-2020	$1,500,000	$1,511,544
TCI Communications Incorporated	7.13	2-15-2028	350,000	473,681
Thomson Reuters Corporation	3.85	9-29-2024	1,000,000	1,039,153
Thomson Reuters Corporation	4.30	11-23-2023	300,000	322,265
Thomson Reuters Corporation	4.70	10-15-2019	425,000	458,045
Thomson Reuters Corporation	5.65	11-23-2043	200,000	222,357
Thomson Reuters Corporation	5.85	4-15-2040	134,000	148,000
Thomson Reuters Corporation	6.50	7-15-2018	500,000	547,807
Time Warner Cable Incorporated	4.00	1-15-2022	300,000	320,638
Time Warner Cable Incorporated	4.13	2-15-2021	500,000	521,026
Time Warner Cable Incorporated	4.50	9-15-2042	600,000	534,619
Time Warner Cable Incorporated	4.70	1-15-2021	250,000	274,875
Time Warner Cable Incorporated	4.88	3-15-2020	500,000	548,474
Time Warner Cable Incorporated	5.00	2-1-2020	535,000	573,762
Time Warner Cable Incorporated	5.50	9-1-2041	300,000	302,137
Time Warner Cable Incorporated	6.20	3-15-2040	300,000	356,907
Time Warner Cable Incorporated	6.55	5-1-2037	850,000	957,027
Time Warner Cable Incorporated	6.63	5-15-2029	800,000	998,636
Time Warner Cable Incorporated	6.75	7-1-2018	750,000	817,655
Time Warner Cable Incorporated	6.75	6-15-2039	500,000	567,116
Time Warner Cable Incorporated	7.30	7-1-2038	550,000	661,374
Time Warner Cable Incorporated	7.63	4-15-2031	825,000	1,097,851
Time Warner Cable Incorporated	8.25	4-1-2019	150,000	173,517
Time Warner Cable Incorporated	8.38	3-15-2023	250,000	319,270
Time Warner Cable Incorporated	8.75	2-14-2019	704,000	819,332
Time Warner Cable Incorporated	9.15	2-1-2023	250,000	330,026
Time Warner Entertainment Company LP	8.38	7-15-2033	300,000	390,263
Time Warner Incorporated	3.40	6-15-2022	100,000	103,607
Time Warner Incorporated	4.65	6-1-2044	750,000	758,765
Time Warner Incorporated	4.75	3-29-2021	500,000	553,387
Time Warner Incorporated	4.90	6-15-2042	51,000	53,672
Time Warner Incorporated	6.10	7-15-2040	400,000	473,838
Time Warner Incorporated	6.25	3-29-2041	500,000	607,221
Time Warner Incorporated	6.50	11-15-2036	252,000	305,287
Time Warner Incorporated	7.57	2-1-2024	250,000	314,323
Time Warner Incorporated	7.70	5-1-2032	700,000	933,860
Viacom Incorporated	2.75	12-15-2019	150,000	151,354
Viacom Incorporated	3.25	3-15-2023	200,000	193,189
Viacom Incorporated	4.25	9-1-2023	1,000,000	1,021,703
Viacom Incorporated	4.38	3-15-2043	552,000	421,539
Viacom Incorporated	4.50	3-1-2021	500,000	536,678
Viacom Incorporated	4.88	6-15-2043	175,000	149,716
Viacom Incorporated	5.25	4-1-2044	500,000	449,850
Viacom Incorporated	5.50	5-15-2033	200,000	217,483
Viacom Incorporated	5.63	9-15-2019	150,000	164,248
Viacom Incorporated	5.85	9-1-2043	125,000	118,551
Viacom Incorporated	6.13	10-5-2017	250,000	263,136
Viacom Incorporated	6.88	4-30-2036	340,000	360,172
Walt Disney Company	1.10	12-1-2017	1,000,000	1,001,433
Walt Disney Company	2.35	12-1-2022	500,000	509,307
Walt Disney Company	2.55	2-15-2022	250,000	256,418
Walt Disney Company	2.75	8-16-2021	500,000	524,437
Walt Disney Company	3.00	2-13-2026	500,000	523,871
Walt Disney Company	4.13	12-1-2041	250,000	266,859
Walt Disney Company	4.13	6-1-2044	350,000	381,112
Walt Disney Company	4.38	8-16-2041	250,000	276,042
Walt Disney Company	5.50	3-15-2019	500,000	556,753
Walt Disney Company	7.00	3-1-2032	75,000	105,837
				59,450,911

Multiline Retail : 0.12%
Dollar General Corporation	3.25	4-15-2023	350,000	352,931
Kohl’s Corporation	3.25	2-1-2023	150,000	145,037
Kohl’s Corporation	4.75	12-15-2023	300,000	308,523
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	200,000	199,542
Macy’s Retail Holdings Incorporated	4.38	9-1-2023	300,000	302,003
Macy’s Retail Holdings Incorporated	6.70	7-15-2034	500,000	510,944
Macy’s Retail Holdings Incorporated	6.90	4-1-2029	500,000	537,829

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Multiline Retail (continued)
Macy’s Retail Holdings Incorporated	4.50%	12-15-2034	$500,000	$424,646
Nordstrom Incorporated	4.00	10-15-2021	250,000	261,033
Nordstrom Incorporated	4.75	5-1-2020	135,000	145,803
Nordstrom Incorporated	5.00	1-15-2044	100,000	91,712
Nordstrom Incorporated	6.25	1-15-2018	500,000	534,929
Target Corporation	2.90	1-15-2022	250,000	262,579
Target Corporation	4.00	7-1-2042	475,000	490,134
Target Corporation	6.00	1-15-2018	500,000	538,659
Target Corporation	6.35	11-1-2032	300,000	393,307
Target Corporation	7.00	1-15-2038	768,000	1,110,903
				6,610,514

Specialty Retail : 0.23%
Advance Auto Parts Incorporated	4.50	1-15-2022	100,000	105,803
Advance Auto Parts Incorporated	4.50	12-1-2023	250,000	261,143
AutoZone Incorporated	2.88	1-15-2023	250,000	250,020
AutoZone Incorporated	3.13	7-15-2023	150,000	152,515
AutoZone Incorporated	4.00	11-15-2020	200,000	214,138
Bed Bath & Beyond Incorporated	4.92	8-1-2034	250,000	231,941
Bed Bath & Beyond Incorporated	5.17	8-1-2044	350,000	303,759
Home Depot Incorporated	2.25	9-10-2018	1,000,000	1,022,873
Home Depot Incorporated	2.70	4-1-2023	375,000	385,328
Home Depot Incorporated	3.75	2-15-2024	500,000	547,997
Home Depot Incorporated	3.95	9-15-2020	400,000	435,086
Home Depot Incorporated	4.20	4-1-2043	400,000	423,952
Home Depot Incorporated	4.40	4-1-2021	500,000	555,393
Home Depot Incorporated	4.88	2-15-2044	500,000	584,208
Home Depot Incorporated	5.40	9-15-2040	200,000	247,336
Home Depot Incorporated	5.88	12-16-2036	1,500,000	1,947,161
Home Depot Incorporated	5.95	4-1-2041	500,000	660,335
Lowe’s Companies Incorporated	3.12	4-15-2022	200,000	210,275
Lowe’s Companies Incorporated	3.75	4-15-2021	150,000	161,787
Lowe’s Companies Incorporated	3.80	11-15-2021	500,000	544,033
Lowe’s Companies Incorporated	3.88	9-15-2023	250,000	273,861
Lowe’s Companies Incorporated	4.25	9-15-2044	250,000	264,892
Lowe’s Companies Incorporated	4.63	4-15-2020	400,000	437,639
Lowe’s Companies Incorporated	4.65	4-15-2042	500,000	557,344
Lowe’s Companies Incorporated	5.80	10-15-2036	250,000	309,738
Lowe’s Companies Incorporated	5.80	4-15-2040	110,000	139,156
Lowe’s Companies Incorporated	6.50	3-15-2029	75,000	99,742
Lowe’s Companies Incorporated	6.65	9-15-2037	350,000	476,707
O’Reilly Automotive Incorporated	3.80	9-1-2022	150,000	158,240
O’Reilly Automotive Incorporated	4.88	1-14-2021	45,000	49,423
O’Reilly Automotive Incorporated	4.63	9-15-2021	150,000	163,638
Staples Incorporated «	4.38	1-12-2023	200,000	202,452
TJX Companies Incorporated	2.75	6-15-2021	500,000	517,750
TJX Companies Incorporated	6.95	4-15-2019	85,000	98,062
				12,993,727

Textiles, Apparel & Luxury Goods : 0.02%
Nike Incorporated	2.25	5-1-2023	100,000	100,648
Nike Incorporated	3.63	5-1-2043	100,000	99,963
Ralph Lauren Corporation	2.13	9-26-2018	50,000	50,800
VF Corporation	3.50	9-1-2021	250,000	268,087
VF Corporation	5.95	11-1-2017	100,000	106,460
VF Corporation	6.45	11-1-2037	150,000	199,668
				825,626

Consumer Staples : 2.02%
Beverages : 0.67%
Anheuser-Busch Companies Incorporated	1.38	7-15-2017	750,000	751,895
Anheuser-Busch Companies Incorporated	5.50	1-15-2018	200,000	213,348
Anheuser-Busch Companies Incorporated	5.75	4-1-2036	250,000	303,812

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Beverages (continued)
Anheuser-Busch InBev Finance Company	1.90%	2-1-2019	$1,200,000	$1,205,747
Anheuser-Busch InBev Finance Company	2.63	1-17-2023	500,000	498,577
Anheuser-Busch InBev Finance Company	2.65	2-1-2021	2,250,000	2,289,686
Anheuser-Busch InBev Finance Company	3.30	2-1-2023	750,000	770,871
Anheuser-Busch InBev Finance Company	3.65	2-1-2026	3,500,000	3,637,183
Anheuser-Busch InBev Finance Company	3.70	2-1-2024	750,000	801,313
Anheuser-Busch InBev Finance Company	4.00	1-17-2043	300,000	298,889
Anheuser-Busch InBev Finance Company	4.63	2-1-2044	350,000	381,831
Anheuser-Busch InBev Finance Company	4.70	2-1-2036	1,500,000	1,620,797
Anheuser-Busch InBev Finance Company	4.90	2-1-2046	3,100,000	3,454,739
Anheuser-Busch InBev Worldwide Incorporated	2.50	7-15-2022	1,750,000	1,741,973
Anheuser-Busch InBev Worldwide Incorporated	3.75	7-15-2042	360,000	343,626
Anheuser-Busch InBev Worldwide Incorporated	5.00	4-15-2020	1,000,000	1,109,084
Anheuser-Busch InBev Worldwide Incorporated	6.38	1-15-2040	750,000	969,231
Anheuser-Busch InBev Worldwide Incorporated	6.88	11-15-2019	500,000	584,690
Anheuser-Busch InBev Worldwide Incorporated	7.75	1-15-2019	500,000	576,351
Anheuser-Busch InBev Worldwide Incorporated	8.20	1-15-2039	500,000	772,718
Beam Incorporated	1.75	6-15-2018	250,000	250,509
Brown-Forman Corporation	2.25	1-15-2023	250,000	247,921
Brown-Forman Corporation	3.75	1-15-2043	100,000	98,874
Coca-Cola Company	1.15	4-1-2018	500,000	500,972
Coca-Cola Company	1.65	3-14-2018	1,100,000	1,112,190
Coca-Cola Company	2.45	11-1-2020	1,000,000	1,035,521
Coca-Cola Company	2.50	4-1-2023	350,000	357,646
Coca-Cola Company	3.20	11-1-2023	400,000	426,308
Coca-Cola Company	3.30	9-1-2021	70,000	74,851
Coca-Cola Enterprises Incorporated	3.50	9-15-2020	500,000	524,900
Coca-Cola Enterprises Incorporated	4.50	9-1-2021	100,000	109,885
Diageo Investment Corporation	2.88	5-11-2022	600,000	619,284
Diageo Investment Corporation	4.25	5-11-2042	250,000	268,597
Diageo Investment Corporation	7.45	4-15-2035	150,000	215,898
Dr Pepper Snapple Group Incorporated	3.20	11-15-2021	250,000	260,053
Dr Pepper Snapple Group Incorporated	7.45	5-1-2038	100,000	143,026
Molson Coors Brewing Company	5.00	5-1-2042	500,000	540,925
PepsiCo Incorporated	1.25	8-13-2017	400,000	401,329
PepsiCo Incorporated	2.25	1-7-2019	350,000	357,889
PepsiCo Incorporated	2.75	3-5-2022	370,000	382,649
PepsiCo Incorporated	2.75	3-1-2023	475,000	489,493
PepsiCo Incorporated	3.00	8-25-2021	250,000	263,709
PepsiCo Incorporated	3.13	11-1-2020	1,000,000	1,058,249
PepsiCo Incorporated	3.60	3-1-2024	1,000,000	1,083,203
PepsiCo Incorporated	3.60	8-13-2042	250,000	241,921
PepsiCo Incorporated	4.00	3-5-2042	250,000	252,541
PepsiCo Incorporated	4.25	10-22-2044	200,000	211,717
PepsiCo Incorporated	4.50	1-15-2020	200,000	220,974
PepsiCo Incorporated	4.88	11-1-2040	325,000	371,995
PepsiCo Incorporated	5.00	6-1-2018	1,000,000	1,074,358
PepsiCo Incorporated	5.50	1-15-2040	300,000	375,265
PepsiCo Incorporated	7.90	11-1-2018	500,000	577,836
PepsiCo Incorporated Series B	7.00	3-1-2029	600,000	837,141
				37,313,990

Food & Staples Retailing : 0.50%
Costco Wholesale Corporation	1.13	12-15-2017	1,000,000	1,002,806
Costco Wholesale Corporation	1.70	12-15-2019	500,000	506,652
CVS Caremark Corporation	2.25	12-5-2018	278,000	282,512
CVS Caremark Corporation	2.75	12-1-2022	500,000	504,092
CVS Caremark Corporation	3.38	8-12-2024	800,000	832,642
CVS Caremark Corporation	4.00	12-5-2023	1,000,000	1,083,082
CVS Caremark Corporation	5.30	12-5-2043	300,000	353,725
CVS Health Corporation	2.80	7-20-2020	2,000,000	2,056,414
CVS Health Corporation	4.88	7-20-2035	750,000	850,705
CVS Health Corporation	5.13	7-20-2045	1,000,000	1,160,894
Delhaize America Incorporated	9.00	4-15-2031	500,000	682,716
Sysco Corporation	3.30	7-15-2026	1,000,000	1,015,007
Sysco Corporation	5.25	2-12-2018	300,000	318,040
Sysco Corporation	6.63	3-17-2039	200,000	263,370
The Kroger Company	2.30	1-15-2019	200,000	202,917

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Food & Staples Retailing (continued)
The Kroger Company	3.30%	1-15-2021	$500,000	$525,608
The Kroger Company	3.40	4-15-2022	250,000	263,701
The Kroger Company	3.85	8-1-2023	250,000	269,518
The Kroger Company	5.00	4-15-2042	250,000	277,005
The Kroger Company	5.15	8-1-2043	150,000	170,695
The Kroger Company	6.15	1-15-2020	800,000	911,350
The Kroger Company	6.90	4-15-2038	300,000	396,665
The Kroger Company	7.50	4-1-2031	75,000	102,603
Wal-Mart Stores Incorporated	1.13	4-11-2018	500,000	501,044
Wal-Mart Stores Incorporated	3.25	10-25-2020	750,000	804,358
Wal-Mart Stores Incorporated	3.63	7-8-2020	1,100,000	1,189,665
Wal-Mart Stores Incorporated	4.00	4-11-2043	400,000	419,872
Wal-Mart Stores Incorporated	4.25	4-15-2021	500,000	556,955
Wal-Mart Stores Incorporated	4.30	4-22-2044	500,000	549,995
Wal-Mart Stores Incorporated	4.88	7-8-2040	250,000	294,631
Wal-Mart Stores Incorporated	5.00	10-25-2040	500,000	599,160
Wal-Mart Stores Incorporated	5.25	9-1-2035	950,000	1,196,186
Wal-Mart Stores Incorporated	5.63	4-1-2040	600,000	770,752
Wal-Mart Stores Incorporated	5.63	4-15-2041	500,000	638,247
Wal-Mart Stores Incorporated	5.80	2-15-2018	700,000	756,155
Wal-Mart Stores Incorporated	5.88	4-5-2027	100,000	128,678
Wal-Mart Stores Incorporated	6.50	8-15-2037	1,000,000	1,400,674
Wal-Mart Stores Incorporated	7.55	2-15-2030	500,000	743,839
Walgreen Company	3.10	9-15-2022	1,000,000	1,010,172
Walgreen Company	4.40	9-15-2042	500,000	485,752
Walgreen Company	5.25	1-15-2019	62,000	67,050
Walgreens Boots Alliance Incorporated	2.70	11-18-2019	300,000	306,471
Walgreens Boots Alliance Incorporated	3.80	11-18-2024	1,000,000	1,036,884
Walgreens Boots Alliance Incorporated	4.80	11-18-2044	500,000	514,355
				28,003,614

Food Products : 0.42%
Archer-Daniels-Midland Company	4.02	4-16-2043	840,000	865,380
Archer-Daniels-Midland Company	4.48	3-1-2021	535,000	596,030
Archer-Daniels-Midland Company	4.54	3-26-2042	250,000	275,762
Archer-Daniels-Midland Company	5.45	3-15-2018	80,000	85,928
Campbell Soup Company	2.50	8-2-2022	121,000	121,246
Campbell Soup Company	4.50	2-15-2019	285,000	307,036
ConAgra Foods Incorporated	3.25	9-15-2022	500,000	508,885
ConAgra Foods Incorporated	7.00	4-15-2019	101,000	113,630
ConAgra Foods Incorporated	8.25	9-15-2030	120,000	161,940
General Mills Incorporated	3.65	2-15-2024	250,000	266,249
General Mills Incorporated	5.40	6-15-2040	345,000	413,560
General Mills Incorporated	5.65	2-15-2019	1,000,000	1,104,774
H.J. Heinz Company 144A	2.80	7-2-2020	1,000,000	1,025,798
H.J. Heinz Company 144A	5.20	7-15-2045	750,000	841,620
Hershey Company	2.63	5-1-2023	100,000	102,735
Hershey Company	4.13	12-1-2020	500,000	554,388
Hormel Foods Corporation	4.13	4-15-2021	100,000	109,749
Ingredion Incorporated	1.80	9-25-2017	150,000	150,241
Ingredion Incorporated	4.63	11-1-2020	300,000	325,129
J.M. Smucker Company	3.50	10-15-2021	300,000	318,268
J.M. Smucker Company	3.50	3-15-2025	1,500,000	1,581,240
Kellogg Company	3.25	5-21-2018	65,000	67,127
Kellogg Company	4.00	12-15-2020	221,000	240,213
Kellogg Company	4.15	11-15-2019	300,000	322,890
Kraft Foods Group Incorporated	2.25	6-5-2017	500,000	504,790
Kraft Foods Group Incorporated	3.50	6-6-2022	1,000,000	1,043,452
Kraft Foods Group Incorporated	5.00	6-4-2042	750,000	816,169
Kraft Foods Group Incorporated	5.38	2-10-2020	250,000	281,346
Kraft Foods Group Incorporated	6.13	8-23-2018	1,000,000	1,096,437
Kraft Foods Group Incorporated	6.50	2-9-2040	793,000	1,043,536
Kraft Foods Group Incorporated	6.50	2-9-2040	500,000	639,223
McCormick & Company	3.50	9-1-2023	179,000	189,758
McCormick & Company	3.90	7-15-2021	75,000	81,529
Mead Johnson Nutrition Company	4.90	11-1-2019	250,000	272,693
Mead Johnson Nutrition Company	5.90	11-1-2039	100,000	116,673

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Food Products (continued)
Mondelez International	4.00%	2-1-2024	$1,200,000	$1,302,354
Sara Lee Corporation	4.10	9-15-2020	266,000	272,154
The Kraft Heinz Foods Company 144A	3.00	6-1-2026	1,200,000	1,186,176
The Kraft Heinz Foods Company 144A	4.38	6-1-2046	750,000	759,210
Tyson Foods Incorporated	3.95	8-15-2024	1,000,000	1,068,829
Tyson Foods Incorporated	4.50	6-15-2022	500,000	549,328
Tyson Foods Incorporated	4.88	8-15-2034	250,000	273,449
Unilever Capital Corporation	0.85	8-2-2017	500,000	499,316
Unilever Capital Corporation	4.25	2-10-2021	300,000	331,057
Unilever Capital Corporation	4.80	2-15-2019	350,000	381,586
Unilever Capital Corporation	5.90	11-15-2032	300,000	403,900
				23,572,783

Household Products : 0.13%
Church & Dwight Company Incorporated	2.88	10-1-2022	107,000	108,110
Clorox Company	3.05	9-15-2022	161,000	165,970
Clorox Company	3.50	12-15-2024	200,000	209,029
Clorox Company	5.95	10-15-2017	90,000	95,837
Colgate-Palmolive Company	1.95	2-1-2023	500,000	497,988
Colgate-Palmolive Company	2.30	5-3-2022	500,000	511,551
Colgate-Palmolive Company	2.95	11-1-2020	200,000	211,899
Kimberly-Clark Corporation	2.40	6-1-2023	150,000	153,749
Kimberly-Clark Corporation	3.63	8-1-2020	750,000	811,557
Kimberly-Clark Corporation	5.30	3-1-2041	245,000	311,970
Kimberly-Clark Corporation	6.13	8-1-2017	200,000	211,854
Kimberly-Clark Corporation	6.63	8-1-2037	200,000	285,499
Kimberly-Clark Corporation	7.50	11-1-2018	100,000	114,367
The Procter & Gamble Company	3.10	8-15-2023	375,000	400,316
The Procter & Gamble Company	4.70	2-15-2019	1,500,000	1,636,085
The Procter & Gamble Company	5.50	2-1-2034	350,000	453,195
The Procter & Gamble Company	5.55	3-5-2037	500,000	668,549
The Procter & Gamble Company	5.80	8-15-2034	100,000	135,060
				6,982,585

Personal Products : 0.01%
Estee Lauder Companies Incorporated	6.00	5-15-2037	200,000	254,059

Tobacco : 0.29%
Altria Group Incorporated	2.63	1-14-2020	400,000	411,354
Altria Group Incorporated	4.00	1-31-2024	89,000	97,462
Altria Group Incorporated	4.25	8-9-2042	500,000	518,884
Altria Group Incorporated	4.50	5-2-2043	250,000	268,513
Altria Group Incorporated	4.75	5-5-2021	500,000	561,836
Altria Group Incorporated	5.38	1-31-2044	750,000	910,901
Altria Group Incorporated	9.25	8-6-2019	1,000,000	1,230,342
Altria Group Incorporated	9.70	11-10-2018	355,000	422,086
Altria Group Incorporated	9.95	11-10-2038	226,000	400,446
Altria Group Incorporated	10.20	2-6-2039	161,000	290,652
Philip Morris International Incorporated	1.13	8-21-2017	250,000	250,109
Philip Morris International Incorporated	1.88	1-15-2019	250,000	253,182
Philip Morris International Incorporated	2.50	8-22-2022	250,000	252,471
Philip Morris International Incorporated	2.63	3-6-2023	175,000	177,499
Philip Morris International Incorporated	3.25	11-10-2024	300,000	315,103
Philip Morris International Incorporated	3.88	8-21-2042	250,000	245,906
Philip Morris International Incorporated	4.13	3-4-2043	300,000	306,384
Philip Morris International Incorporated	4.25	11-10-2044	300,000	313,148
Philip Morris International Incorporated	4.38	11-15-2041	500,000	528,491
Philip Morris International Incorporated	4.50	3-26-2020	750,000	828,098
Philip Morris International Incorporated	4.50	3-20-2042	200,000	215,508
Philip Morris International Incorporated	5.65	5-16-2018	1,300,000	1,411,297
Philip Morris International Incorporated	6.38	5-16-2038	600,000	795,249
Reynolds American Incorporated	2.30	8-21-2017	100,000	100,986
Reynolds American Incorporated	4.00	6-12-2022	400,000	429,842
Reynolds American Incorporated	4.45	6-12-2025	500,000	548,590
Reynolds American Incorporated	4.85	9-15-2023	1,500,000	1,683,980
Reynolds American Incorporated	5.70	8-15-2035	300,000	352,489

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Tobacco (continued)
Reynolds American Incorporated	5.85%	8-15-2045	$1,000,000	$1,220,621
Reynolds American Incorporated	6.15	9-15-2043	125,000	153,922
Reynolds American Incorporated	6.88	5-1-2020	250,000	292,668
Reynolds American Incorporated	7.25	6-15-2037	200,000	264,918
Reynolds American Incorporated	8.13	6-23-2019	155,000	183,038
				16,235,975

Energy : 1.75%
Energy Equipment & Services : 0.13%
Baker Hughes Incorporated	5.13	9-15-2040	500,000	534,864
Baker Hughes Incorporated	6.88	1-15-2029	250,000	311,398
Baker Hughes Incorporated	7.50	11-15-2018	375,000	426,070
FMC Technologies Incorporated	3.45	10-1-2022	100,000	91,821
Halliburton Company	2.00	8-1-2018	500,000	501,337
Halliburton Company	3.25	11-15-2021	200,000	205,083
Halliburton Company	3.50	8-1-2023	500,000	506,552
Halliburton Company	3.80	11-15-2025	1,000,000	1,011,344
Halliburton Company	4.50	11-15-2041	250,000	233,457
Halliburton Company	4.75	8-1-2043	250,000	248,211
Halliburton Company	5.00	11-15-2045	600,000	613,640
Halliburton Company	6.15	9-15-2019	350,000	391,115
Halliburton Company	7.45	9-15-2039	650,000	858,079
National Oilwell Varco Incorporated	2.60	12-1-2022	1,000,000	890,215
National Oilwell Varco Incorporated	3.95	12-1-2042	400,000	298,597
				7,121,783

Oil, Gas & Consumable Fuels : 1.64%
Amerada Hess Corporation	7.13	3-15-2033	500,000	524,515
Anadarko Petroleum Corporation	3.45	7-15-2024	250,000	236,323
Anadarko Petroleum Corporation	4.50	7-15-2044	500,000	425,076
Anadarko Petroleum Corporation	5.55	3-15-2026	500,000	532,952
Anadarko Petroleum Corporation	6.20	3-15-2040	300,000	312,246
Anadarko Petroleum Corporation	6.45	9-15-2036	850,000	911,409
Anadarko Petroleum Corporation	8.70	3-15-2019	450,000	507,875
Apache Corporation	3.25	4-15-2022	362,000	360,585
Apache Corporation	3.63	2-1-2021	500,000	510,512
Apache Corporation	4.25	1-15-2044	250,000	225,656
Apache Corporation	5.10	9-1-2040	575,000	572,687
Apache Corporation	5.25	2-1-2042	100,000	99,082
Apache Corporation	6.00	1-15-2037	500,000	543,538
BJ Services Company	6.00	6-1-2018	150,000	160,379
Boardwalk Pipelines LP	3.38	2-1-2023	100,000	87,899
Boardwalk Pipelines LP	5.75	9-15-2019	150,000	155,448
Buckeye Partners LP	4.15	7-1-2023	250,000	241,416
Buckeye Partners LP	4.88	2-1-2021	560,000	579,430
Buckeye Partners LP	5.50	8-15-2019	150,000	159,705
Buckeye Partners LP	5.85	11-15-2043	200,000	180,063
Buckeye Partners LP	6.05	1-15-2018	100,000	105,524
Chevron Corporation	1.10	12-5-2017	1,000,000	999,019
Chevron Corporation	1.56	5-16-2019	750,000	750,818
Chevron Corporation	1.72	6-24-2018	2,000,000	2,011,304
Chevron Corporation	2.10	5-16-2021	750,000	750,488
Chevron Corporation	2.19	11-15-2019	100,000	101,523
Chevron Corporation	2.36	12-5-2022	750,000	743,312
Chevron Corporation	2.42	11-17-2020	500,000	509,450
Chevron Corporation	2.95	5-16-2026	1,000,000	1,006,660
Chevron Corporation	3.19	6-24-2023	1,000,000	1,038,969
Chevron Corporation	4.95	3-3-2019	500,000	544,911
Columbia Pipeline Group Incorporated	3.30	6-1-2020	900,000	902,786
Columbia Pipeline Group Incorporated	5.80	6-1-2045	200,000	216,237
ConocoPhillips Company	1.05	12-15-2017	250,000	247,525
ConocoPhillips Company	1.50	5-15-2018	1,000,000	992,766
ConocoPhillips Company	2.40	12-15-2022	500,000	481,011
ConocoPhillips Company	3.35	11-15-2024	750,000	753,699

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips Company	3.35%	5-15-2025	$500,000	$499,011
ConocoPhillips Company	4.30	11-15-2044	300,000	289,790
ConocoPhillips Company	4.95	3-15-2026	500,000	547,240
ConocoPhillips Company	5.20	5-15-2018	250,000	264,254
ConocoPhillips Company	5.90	10-15-2032	250,000	275,163
ConocoPhillips Company	5.90	5-15-2038	100,000	114,542
ConocoPhillips Company	6.00	1-15-2020	750,000	841,829
ConocoPhillips Company	6.95	4-15-2029	300,000	360,130
Devon Energy Corporation	3.25	5-15-2022	500,000	453,210
Devon Energy Corporation	4.00	7-15-2021	200,000	192,988
Devon Energy Corporation	4.75	5-15-2042	500,000	408,534
Devon Energy Corporation	5.60	7-15-2041	200,000	175,063
Devon Energy Corporation	6.30	1-15-2019	600,000	633,372
Devon Energy Corporation	7.95	4-15-2032	500,000	537,655
Dominion Gas Holdings LLC	4.80	11-1-2043	500,000	526,120
El Paso Corporation	7.75	1-15-2032	1,000,000	1,080,764
El Paso Natural Gas Company	8.38	6-15-2032	650,000	713,005
El Paso Pipeline Partners Operating LLC	4.70	11-1-2042	100,000	81,751
Enable Midstream Partner LP	3.90	5-15-2024	1,000,000	847,210
Enbridge Energy Partners LP	5.20	3-15-2020	380,000	394,324
Enbridge Energy Partners LP	5.50	9-15-2040	200,000	186,667
Enbridge Energy Partners LP	6.50	4-15-2018	200,000	211,622
Enbridge Energy Partners LP	7.50	4-15-2038	270,000	304,769
Enbridge Energy Partners LP	9.88	3-1-2019	125,000	142,811
Energy Transfer Partners LP	3.60	2-1-2023	300,000	273,462
Energy Transfer Partners LP	4.65	6-1-2021	1,100,000	1,090,683
Energy Transfer Partners LP	4.75	1-15-2026	400,000	381,639
Energy Transfer Partners LP	4.90	2-1-2024	300,000	286,289
Energy Transfer Partners LP	5.15	2-1-2043	200,000	165,770
Energy Transfer Partners LP	5.15	3-15-2045	400,000	339,666
Energy Transfer Partners LP	5.20	2-1-2022	500,000	507,462
Energy Transfer Partners LP	5.95	10-1-2043	200,000	180,834
Energy Transfer Partners LP	6.05	6-1-2041	300,000	271,813
Energy Transfer Partners LP	6.13	12-15-2045	400,000	375,808
Energy Transfer Partners LP	6.50	2-1-2042	500,000	482,588
Energy Transfer Partners LP	6.63	10-15-2036	230,000	221,090
Energy Transfer Partners LP	6.70	7-1-2018	100,000	105,351
Energy Transfer Partners LP	7.50	7-1-2038	100,000	103,084
Energy Transfer Partners LP	8.25	11-15-2029	125,000	144,595
Energy Transfer Partners LP	9.00	4-15-2019	500,000	555,120
Eni Lasmo plc	7.30	11-15-2027	200,000	238,554
Enterprise Products Operating LLC	1.65	5-7-2018	200,000	199,645
Enterprise Products Operating LLC	2.55	10-15-2019	500,000	507,301
Enterprise Products Operating LLC	3.35	3-15-2023	350,000	355,245
Enterprise Products Operating LLC	3.90	2-15-2024	300,000	310,032
Enterprise Products Operating LLC	4.05	2-15-2022	250,000	263,803
Enterprise Products Operating LLC	4.45	2-15-2043	250,000	232,396
Enterprise Products Operating LLC	4.85	3-15-2044	400,000	394,869
Enterprise Products Operating LLC	4.90	5-15-2046	350,000	349,648
Enterprise Products Operating LLC	5.20	9-1-2020	500,000	553,750
Enterprise Products Operating LLC	5.25	1-31-2020	200,000	219,067
Enterprise Products Operating LLC	5.70	2-15-2042	200,000	216,592
Enterprise Products Operating LLC	5.95	2-1-2041	100,000	110,985
Enterprise Products Operating LLC	6.13	10-15-2039	1,000,000	1,097,885
Enterprise Products Operating LLC	6.30	9-15-2017	400,000	422,988
Enterprise Products Operating LLC	6.65	4-15-2018	250,000	271,227
Enterprise Products Operating LLC	7.55	4-15-2038	100,000	121,438
Enterprise Products Operating LLC Series D	6.88	3-1-2033	400,000	468,359
EOG Resources Incorporated	2.63	3-15-2023	450,000	439,760
EOG Resources Incorporated	3.90	4-1-2035	200,000	189,852
EOG Resources Incorporated	4.10	2-1-2021	200,000	212,943
EOG Resources Incorporated	4.40	6-1-2020	300,000	321,073
EOG Resources Incorporated	5.63	6-1-2019	75,000	82,119
EOG Resources Incorporated	6.88	10-1-2018	400,000	442,528
EQT Corporation	4.88	11-15-2021	300,000	303,987
EQT Corporation	8.13	6-1-2019	325,000	354,650
Equitable Resources Incorporated	6.50	4-1-2018	100,000	103,702
Exxon Mobil Corporation	1.44	3-1-2018	1,500,000	1,510,230
Exxon Mobil Corporation	1.71	3-1-2019	1,000,000	1,007,392

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corporation	1.82%	3-15-2019	$1,000,000	$1,011,443
Exxon Mobil Corporation	2.71	3-6-2025	500,000	505,226
Exxon Mobil Corporation	2.73	3-1-2023	1,000,000	1,018,849
Exxon Mobil Corporation	3.18	3-15-2024	500,000	523,517
Exxon Mobil Corporation	3.57	3-6-2045	500,000	486,167
Exxon Mobil Corporation	4.11	3-1-2046	1,000,000	1,063,410
Gulf South Pipeline Company LP	4.00	6-15-2022	200,000	185,050
Hess Corporation	5.60	2-15-2041	300,000	289,665
Hess Corporation	6.00	1-15-2040	350,000	347,333
Hess Corporation	7.30	8-15-2031	384,000	415,183
Hess Corporation	7.88	10-1-2029	280,000	317,067
Hess Corporation	8.13	2-15-2019	500,000	555,138
Kerr-McGee Corporation	6.95	7-1-2024	200,000	221,666
Kinder Morgan Energy Partners LP	3.45	2-15-2023	250,000	234,674
Kinder Morgan Energy Partners LP	3.50	3-1-2021	300,000	293,980
Kinder Morgan Energy Partners LP	3.50	9-1-2023	250,000	233,363
Kinder Morgan Energy Partners LP	3.95	9-1-2022	375,000	367,353
Kinder Morgan Energy Partners LP	4.30	6-1-2025	750,000	734,168
Kinder Morgan Energy Partners LP	5.00	8-15-2042	250,000	210,892
Kinder Morgan Energy Partners LP	5.00	3-1-2043	225,000	192,629
Kinder Morgan Energy Partners LP	5.30	9-15-2020	125,000	131,089
Kinder Morgan Energy Partners LP	5.50	3-1-2044	300,000	271,040
Kinder Morgan Energy Partners LP	5.80	3-15-2035	100,000	92,188
Kinder Morgan Energy Partners LP	5.95	2-15-2018	500,000	525,630
Kinder Morgan Energy Partners LP	6.38	3-1-2041	500,000	488,210
Kinder Morgan Energy Partners LP	6.95	1-15-2038	500,000	518,441
Kinder Morgan Incorporated	5.55	6-1-2045	1,250,000	1,149,608
Magellan Midstream Partners LP	5.15	10-15-2043	200,000	203,019
Magellan Midstream Partners LP	6.40	7-15-2018	100,000	108,605
Magellan Midstream Partners LP	6.55	7-15-2019	575,000	645,070
Marathon Oil Corporation	2.80	11-1-2022	600,000	518,310
Marathon Oil Corporation	3.85	6-1-2025	350,000	306,387
Marathon Oil Corporation	5.20	6-1-2045	200,000	167,751
Marathon Oil Corporation	6.00	10-1-2017	625,000	643,448
Marathon Oil Corporation	6.60	10-1-2037	450,000	430,336
Marathon Petroleum Corporation	3.63	9-15-2024	500,000	471,084
Marathon Petroleum Corporation	4.75	9-15-2044	500,000	403,514
Marathon Petroleum Corporation	5.13	3-1-2021	35,000	37,845
Marathon Petroleum Corporation	6.50	3-1-2041	545,000	543,185
MPLX LP 144A	4.88	6-1-2025	750,000	709,411
Nabors Industries Incorporated	5.00	9-15-2020	300,000	273,952
Nabors Industries Incorporated	6.15	2-15-2018	500,000	507,480
Nabors Industries Incorporated	9.25	1-15-2019	500,000	518,444
Nextera Energy Capital	4.50	6-1-2021	200,000	216,013
Noble Energy Incorporated	3.90	11-15-2024	300,000	296,022
Noble Energy Incorporated	4.15	12-15-2021	500,000	511,178
Noble Energy Incorporated	5.05	11-15-2044	500,000	474,934
Noble Energy Incorporated	6.00	3-1-2041	565,000	556,345
Noble Energy Incorporated	8.25	3-1-2019	350,000	393,248
Northwest Pipeline Corporation	6.05	6-15-2018	170,000	175,988
Occidental Petroleum Corporation	1.50	2-15-2018	250,000	250,017
Occidental Petroleum Corporation	2.70	2-15-2023	500,000	496,278
Occidental Petroleum Corporation	3.50	6-15-2025	300,000	307,568
Occidental Petroleum Corporation	4.10	2-1-2021	460,000	496,122
Occidental Petroleum Corporation	4.63	6-15-2045	300,000	320,718
ONEOK Partners LP	3.20	9-15-2018	125,000	125,404
ONEOK Partners LP	3.38	10-1-2022	1,000,000	950,827
ONEOK Partners LP	6.13	2-1-2041	500,000	481,927
ONEOK Partners LP	6.20	9-15-2043	179,000	171,614
ONEOK Partners LP	6.85	10-15-2037	500,000	497,951
ONEOK Partners LP	8.63	3-1-2019	350,000	393,727
Phillips 66	4.30	4-1-2022	1,000,000	1,070,600
Phillips 66	4.65	11-15-2034	200,000	202,091
Phillips 66	4.88	11-15-2044	200,000	207,241
Phillips 66	5.88	5-1-2042	750,000	841,823
Pioneer Natural Resources Company	3.95	7-15-2022	1,000,000	1,030,789
Plains All American Pipeline LP	2.60	12-15-2019	200,000	189,753
Plains All American Pipeline LP	3.60	11-1-2024	300,000	265,956

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline LP	3.65%	6-1-2022	$500,000	$469,304
Plains All American Pipeline LP	3.85	10-15-2023	500,000	456,651
Plains All American Pipeline LP	4.90	2-15-2045	250,000	203,921
Plains All American Pipeline LP	5.00	2-1-2021	200,000	203,972
Plains All American Pipeline LP	5.15	6-1-2042	500,000	412,158
Plains All American Pipeline LP	6.50	5-1-2018	150,000	158,439
Plains All American Pipeline LP	6.65	1-15-2037	200,000	184,868
Plains All American Pipeline LP	8.75	5-1-2019	400,000	447,164
Southern Natural Gas Company	4.40	6-15-2021	1,000,000	1,004,979
Spectra Energy Capital LLC	3.30	3-15-2023	200,000	184,295
Spectra Energy Capital LLC	4.60	6-15-2021	100,000	106,216
Spectra Energy Capital LLC	7.50	9-15-2038	100,000	109,467
Spectra Energy Capital LLC	8.00	10-1-2019	100,000	113,704
Spectra Energy Partners LP	2.95	9-25-2018	500,000	506,522
Spectra Energy Partners LP	4.75	3-15-2024	350,000	375,114
Sunoco Logistics Partner LP	3.45	1-15-2023	200,000	187,076
Sunoco Logistics Partner LP	4.95	1-15-2043	150,000	128,664
Sunoco Logistics Partner LP	5.30	4-1-2044	500,000	443,891
Sunoco Logistics Partner LP	5.35	5-15-2045	200,000	179,895
Sunoco Logistics Partner LP	6.85	2-15-2040	250,000	249,386
TC Pipelines LP	4.65	6-15-2021	300,000	291,407
Tennessee Gas Pipeline Company	7.00	10-15-2028	250,000	260,786
Texas Eastern Transmission LP	7.00	7-15-2032	325,000	388,653
Transcontinental Gas Pipe Line Corporation	6.05	6-15-2018	105,000	108,698
Valero Energy Corporation	6.13	6-15-2017	500,000	521,454
Valero Energy Corporation	6.13	2-1-2020	65,000	72,326
Valero Energy Corporation	6.63	6-15-2037	1,000,000	1,041,992
Valero Energy Corporation	7.50	4-15-2032	300,000	337,170
Valero Energy Corporation	9.38	3-15-2019	250,000	295,616
Western Gas Partners LP	4.00	7-1-2022	400,000	380,000
Western Gas Partners LP	5.45	4-1-2044	500,000	434,492
Williams Partners LP	3.35	8-15-2022	250,000	215,636
Williams Partners LP	3.60	3-15-2022	500,000	440,016
Williams Partners LP	4.13	11-15-2020	300,000	281,235
Williams Partners LP	4.30	3-4-2024	500,000	444,892
Williams Partners LP	4.50	11-15-2023	400,000	363,313
Williams Partners LP	5.10	9-15-2045	1,000,000	807,206
Williams Partners LP	5.25	3-15-2020	640,000	643,964
Williams Partners LP	5.80	11-15-2043	1,000,000	832,518
Williams Partners LP	6.30	4-15-2040	390,000	358,413
XTO Energy Incorporated	6.50	12-15-2018	500,000	560,346
				91,352,669

Financials : 6.55%
Banks : 2.45%
ABB Finance (USA) Incorporated	2.88	5-8-2022	1,100,000	1,126,950
ABB Finance (USA) Incorporated	4.38	5-8-2042	37,000	39,556
Bank of America Corporation	1.70	8-25-2017	500,000	500,587
Bank of America Corporation	1.95	5-12-2018	250,000	250,308
Bank of America Corporation	2.00	1-11-2018	1,250,000	1,254,619
Bank of America Corporation	2.60	1-15-2019	554,000	562,664
Bank of America Corporation	3.30	1-11-2023	1,600,000	1,628,013
Bank of America Corporation	3.95	4-21-2025	3,000,000	2,995,524
Bank of America Corporation	4.00	4-1-2024	750,000	789,344
Bank of America Corporation	4.13	1-22-2024	1,250,000	1,326,651
Bank of America Corporation	4.20	8-26-2024	1,700,000	1,735,941
Bank of America Corporation	5.00	1-21-2044	1,200,000	1,341,410
Bank of America Corporation	5.49	3-15-2019	250,000	270,764
Bank of America Corporation	5.63	7-1-2020	1,500,000	1,677,489
Bank of America Corporation	5.70	1-24-2022	1,000,000	1,144,245
Bank of America Corporation	5.75	12-1-2017	1,500,000	1,586,774
Bank of America Corporation	5.88	1-5-2021	500,000	569,499
Bank of America Corporation	5.88	2-7-2042	500,000	615,564
Bank of America Corporation	6.00	9-1-2017	1,000,000	1,052,003
Bank of America Corporation	6.00	10-15-2036	300,000	372,377
Bank of America Corporation	7.63	6-1-2019	2,500,000	2,883,228
Bank One Corporation	7.63	10-15-2026	240,000	311,024

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
Bank One Corporation	8.00%	4-29-2027	$550,000	$727,064
BB&T Corporation	2.05	5-10-2021	1,000,000	998,220
Branch Banking & Trust Corporation	1.35	10-1-2017	1,200,000	1,200,284
Branch Banking & Trust Corporation	2.30	10-15-2018	500,000	509,668
Branch Banking & Trust Corporation	3.80	10-30-2026	400,000	426,573
Branch Banking & Trust Corporation	3.95	3-22-2022	500,000	532,860
Branch Banking & Trust Corporation	6.85	4-30-2019	500,000	569,343
Citigroup Incorporated	1.55	8-14-2017	1,100,000	1,101,056
Citigroup Incorporated	1.70	4-27-2018	1,500,000	1,496,672
Citigroup Incorporated	1.75	5-1-2018	100,000	100,018
Citigroup Incorporated	1.80	2-5-2018	2,500,000	2,502,700
Citigroup Incorporated	2.50	9-26-2018	400,000	406,050
Citigroup Incorporated	2.50	7-29-2019	1,000,000	1,013,130
Citigroup Incorporated	3.30	4-27-2025	1,250,000	1,258,728
Citigroup Incorporated	3.38	3-1-2023	632,000	645,409
Citigroup Incorporated	3.50	5-15-2023	500,000	503,928
Citigroup Incorporated	3.75	6-16-2024	1,550,000	1,621,526
Citigroup Incorporated	3.88	10-25-2023	850,000	892,576
Citigroup Incorporated	4.05	7-30-2022	400,000	416,966
Citigroup Incorporated	4.40	6-10-2025	1,000,000	1,027,319
Citigroup Incorporated	4.50	1-14-2022	1,500,000	1,634,091
Citigroup Incorporated	4.60	3-9-2026	1,250,000	1,297,221
Citigroup Incorporated	4.65	7-30-2045	1,000,000	1,070,238
Citigroup Incorporated	5.50	9-13-2025	1,000,000	1,101,275
Citigroup Incorporated	5.88	1-30-2042	500,000	613,152
Citigroup Incorporated	6.00	10-31-2033	725,000	811,689
Citigroup Incorporated	6.13	8-25-2036	500,000	567,805
Citizens Financial Group Incorporated	4.30	12-3-2025	350,000	360,311
City National Corporation	5.25	9-15-2020	200,000	223,140
Comerica Incorporated	3.80	7-22-2026	250,000	246,192
Commonwealth Bank of Australia (New York)	1.90	9-18-2017	250,000	251,612
Commonwealth Bank of Australia (New York)	2.25	3-13-2019	1,000,000	1,012,443
Commonwealth Bank of Australia (New York)	2.50	9-20-2018	1,500,000	1,529,466
Compass Bank	2.75	9-29-2019	250,000	248,839
Compass Bank	6.40	10-1-2017	250,000	263,269
Discover Bank	3.10	6-4-2020	500,000	508,645
Discover Bank	3.20	8-9-2021	500,000	504,487
Discover Bank	4.20	8-8-2023	500,000	523,998
Discover Bank	4.25	3-13-2026	250,000	259,445
Fifth Third Bancorp	2.30	3-1-2019	1,000,000	1,010,072
Fifth Third Bancorp	4.30	1-16-2024	500,000	527,545
Fifth Third Bancorp	8.25	3-1-2038	750,000	1,086,527
Fifth Third Bank	2.88	10-1-2021	300,000	306,943
HSBC Bank USA NA	1.63	1-16-2018	1,000,000	999,820
HSBC Bank USA NA	2.25	6-23-2019	1,900,000	1,910,414
HSBC Bank USA NA	4.88	8-24-2020	800,000	860,969
HSBC Bank USA NA	5.00	9-27-2020	500,000	538,312
HSBC Bank USA NA	5.63	8-15-2035	225,000	259,549
HSBC Bank USA NA	7.00	1-15-2039	500,000	640,224
Huntington Bancshares Incorporated	2.60	8-2-2018	250,000	252,912
Huntington Bancshares Incorporated	7.00	12-15-2020	25,000	28,937
Huntington National Bank	2.20	11-6-2018	1,500,000	1,512,471
JPMorgan Chase & Company	1.80	1-25-2018	500,000	501,823
JPMorgan Chase & Company	1.85	3-22-2019	1,000,000	1,002,251
JPMorgan Chase & Company	2.00	8-15-2017	1,500,000	1,511,718
JPMorgan Chase & Company	2.25	1-23-2020	750,000	752,674
JPMorgan Chase & Company	2.35	1-28-2019	500,000	507,847
JPMorgan Chase & Company	2.75	6-23-2020	1,000,000	1,018,573
JPMorgan Chase & Company	3.13	1-23-2025	1,000,000	1,007,926
JPMorgan Chase & Company	3.20	1-25-2023	1,000,000	1,026,002
JPMorgan Chase & Company	3.25	9-23-2022	1,500,000	1,543,493
JPMorgan Chase & Company	3.30	4-1-2026	1,500,000	1,517,114
JPMorgan Chase & Company	3.38	5-1-2023	1,000,000	1,005,780
JPMorgan Chase & Company	3.63	5-13-2024	2,000,000	2,095,928
JPMorgan Chase & Company	4.13	12-15-2026	1,000,000	1,035,313
JPMorgan Chase & Company	4.25	10-15-2020	1,000,000	1,078,205
JPMorgan Chase & Company	4.40	7-22-2020	1,500,000	1,625,826
JPMorgan Chase & Company	4.50	1-24-2022	1,500,000	1,647,468

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
JPMorgan Chase & Company	4.63%	5-10-2021	$1,500,000	$1,647,656
JPMorgan Chase & Company	5.40	1-6-2042	750,000	913,358
JPMorgan Chase & Company	5.60	7-15-2041	1,100,000	1,363,680
JPMorgan Chase & Company	5.63	8-16-2043	200,000	231,835
JPMorgan Chase & Company	6.00	10-1-2017	1,250,000	1,321,958
JPMorgan Chase & Company	6.00	1-15-2018	1,000,000	1,069,443
JPMorgan Chase & Company	6.40	5-15-2038	1,350,000	1,802,178
KeyBank NA	1.65	2-1-2018	400,000	399,996
KeyCorp	2.30	12-13-2018	300,000	302,699
KeyCorp	5.10	3-24-2021	1,500,000	1,666,037
Manufacturers & Traders Trust Company	1.40	7-25-2017	300,000	299,494
Manufacturers & Traders Trust Company	2.25	7-25-2019	850,000	858,895
Manufacturers & Traders Trust Company	6.63	12-4-2017	500,000	534,427
MUFG Americas Holdings Corporation	3.00	2-10-2025	500,000	494,564
PNC Bank NA	1.50	10-18-2017	500,000	501,410
PNC Bank NA	1.60	6-1-2018	1,000,000	1,003,167
PNC Bank NA	2.25	7-2-2019	750,000	761,567
PNC Bank NA	2.70	11-1-2022	350,000	348,908
PNC Bank NA	2.95	1-30-2023	300,000	300,613
PNC Bank NA	3.30	10-30-2024	500,000	521,381
PNC Bank NA	3.80	7-25-2023	300,000	317,969
PNC Bank NA	4.20	11-1-2025	1,500,000	1,652,732
PNC Bank NA	6.00	12-7-2017	500,000	531,245
PNC Bank NA	6.88	4-1-2018	175,000	191,258
Regions Financial Corporation	2.00	5-15-2018	300,000	299,913
Regions Financial Corporation	3.20	2-8-2021	1,000,000	1,011,650
Santander Bank	8.75	5-30-2018	250,000	276,981
Santander Holdings USA	2.70	5-24-2019	500,000	501,430
Santander Holdings USA	4.50	7-17-2025	500,000	515,200
SunTrust Bank Incorporated	6.00	9-11-2017	750,000	790,157
SunTrust Bank Incorporated	7.25	3-15-2018	500,000	545,570
SVB Financial Group	5.38	9-15-2020	160,000	176,437
Union Bank NA	2.13	6-16-2017	410,000	412,718
Union Bank NA	2.63	9-26-2018	500,000	506,997
UnionBanCal Corporation	3.50	6-18-2022	200,000	206,544
US Bancorp NA	1.95	11-15-2018	250,000	254,010
US Bancorp NA	2.20	4-25-2019	1,000,000	1,018,936
US Bancorp NA	2.95	7-15-2022	575,000	589,830
US Bancorp NA	3.00	3-15-2022	500,000	522,615
US Bancorp NA	3.10	4-27-2026	1,000,000	1,010,140
US Bancorp NA	3.60	9-11-2024	500,000	526,029
US Bancorp NA	4.13	5-24-2021	500,000	549,417
US Bank NA	1.38	9-11-2017	500,000	500,152
Wachovia Bank NA (l)	5.85	2-1-2037	1,000,000	1,210,219
Wachovia Bank NA (l)	6.60	1-15-2038	600,000	803,806
Wachovia Corporation (l)	5.50	8-1-2035	700,000	794,698
Wachovia Corporation (l)	5.75	6-15-2017	1,000,000	1,045,279
Wachovia Corporation (l)	5.75	2-1-2018	1,000,000	1,069,732
Wells Fargo & Company (l)	1.50	1-16-2018	1,000,000	1,002,130
Wells Fargo & Company (l)	2.15	1-30-2020	2,500,000	2,514,643
Wells Fargo & Company (l)	3.00	2-19-2025	1,250,000	1,258,001
Wells Fargo & Company (l)	3.00	4-22-2026	1,250,000	1,250,938
Wells Fargo & Company (l)	3.30	9-9-2024	1,500,000	1,545,879
Wells Fargo & Company (l)	3.45	2-13-2023	750,000	766,936
Wells Fargo & Company (l)	3.50	3-8-2022	1,000,000	1,058,913
Wells Fargo & Company (l)	3.90	5-1-2045	600,000	604,660
Wells Fargo & Company (l)	4.10	6-3-2026	1,000,000	1,054,335
Wells Fargo & Company (l)	4.13	8-15-2023	1,000,000	1,063,688
Wells Fargo & Company (l)	4.60	4-1-2021	1,250,000	1,380,320
Wells Fargo & Company (l)	5.38	11-2-2043	1,000,000	1,133,060
Wells Fargo & Company (l)	5.61	1-15-2044	1,000,000	1,169,124
Wells Fargo & Company (l)	5.63	12-11-2017	1,500,000	1,594,355
Wells Fargo Bank NA (l)	5.95	8-26-2036	350,000	432,424
Wells Fargo Capital X (l)	5.95	12-1-2086	500,000	518,750
				136,347,664

Capital Markets : 1.20%
AGL Capital Corporation	4.40	6-1-2043	200,000	199,484

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Capital Markets (continued)
AGL Capital Corporation	5.88%	3-15-2041	$570,000	$667,600
Ameriprise Financial Incorporated	4.00	10-15-2023	500,000	534,773
Ameriprise Financial Incorporated	5.30	3-15-2020	300,000	332,326
Ameriprise Financial Incorporated	7.30	6-28-2019	65,000	75,180
AmeriTech Capital Funding Corporation	6.45	1-15-2018	300,000	321,031
Ares Capital Corporation	3.88	1-15-2020	400,000	409,088
Ares Capital Corporation	4.88	11-30-2018	100,000	103,676
Bank of New York Mellon Corporation	1.35	3-6-2018	350,000	351,236
Bank of New York Mellon Corporation	2.10	1-15-2019	300,000	305,464
Bank of New York Mellon Corporation	2.50	4-15-2021	500,000	509,298
Bank of New York Mellon Corporation	2.60	8-17-2020	750,000	769,027
Bank of New York Mellon Corporation	3.40	5-15-2024	1,000,000	1,053,935
Bank of New York Mellon Corporation	3.55	9-23-2021	600,000	640,049
Bank of New York Mellon Corporation	3.95	11-18-2025	500,000	548,698
Bank of New York Mellon Corporation	4.15	2-1-2021	100,000	109,095
Bank of New York Mellon Corporation	5.45	5-15-2019	1,000,000	1,107,417
Bear Stearns Companies Incorporated	6.40	10-2-2017	620,000	659,381
Bear Stearns Companies Incorporated	7.25	2-1-2018	1,500,000	1,634,831
BlackRock Incorporated	3.38	6-1-2022	500,000	531,684
BlackRock Incorporated	4.25	5-24-2021	500,000	551,314
BlackRock Incorporated	5.00	12-10-2019	250,000	278,589
BlackRock Incorporated	6.25	9-15-2017	350,000	372,606
Charles Schwab Corporation	2.20	7-25-2018	150,000	151,798
Charles Schwab Corporation	3.23	9-1-2022	425,000	444,296
Charles Schwab Corporation	4.45	7-22-2020	200,000	219,678
Eaton Vance Corporation	3.63	6-15-2023	100,000	104,553
Eaton Vance Corporation	6.50	10-2-2017	30,000	31,800
Franklin Resources Incorporated	2.80	9-15-2022	300,000	305,518
Franklin Resources Incorporated	4.63	5-20-2020	250,000	273,775
FS Investment Corporation	4.00	7-15-2019	250,000	249,839
Goldman Sachs Group Incorporated	3.50	1-23-2025	1,500,000	1,512,791
Goldman Sachs Group Incorporated	3.63	1-22-2023	1,500,000	1,553,775
Goldman Sachs Group Incorporated	3.75	5-22-2025	500,000	514,584
Goldman Sachs Group Incorporated	3.75	2-25-2026	500,000	514,372
Goldman Sachs Group Incorporated	4.80	7-8-2044	1,000,000	1,066,881
Goldman Sachs Group Incorporated	5.15	5-22-2045	750,000	770,635
Goldman Sachs Group Incorporated	5.25	7-27-2021	1,100,000	1,230,478
Goldman Sachs Group Incorporated	5.38	3-15-2020	1,500,000	1,657,607
Goldman Sachs Group Incorporated	5.75	1-24-2022	2,000,000	2,292,202
Goldman Sachs Group Incorporated	5.95	1-18-2018	2,000,000	2,133,258
Goldman Sachs Group Incorporated	5.95	1-15-2027	1,070,000	1,218,983
Goldman Sachs Group Incorporated	6.00	6-15-2020	1,000,000	1,134,584
Goldman Sachs Group Incorporated	6.13	2-15-2033	1,000,000	1,228,147
Goldman Sachs Group Incorporated	6.15	4-1-2018	1,750,000	1,886,428
Goldman Sachs Group Incorporated	6.25	9-1-2017	1,250,000	1,319,588
Goldman Sachs Group Incorporated	6.25	2-1-2041	750,000	953,633
Goldman Sachs Group Incorporated	6.45	5-1-2036	1,000,000	1,171,285
Goldman Sachs Group Incorporated	6.75	10-1-2037	925,000	1,124,900
Goldman Sachs Group Incorporated	7.50	2-15-2019	2,300,000	2,622,200
Jefferies Group Incorporated	5.13	1-20-2023	250,000	258,938
Jefferies Group Incorporated	6.25	1-15-2036	150,000	151,185
Jefferies Group Incorporated	6.45	6-8-2027	150,000	163,367
Jefferies Group Incorporated	6.50	1-20-2043	250,000	244,830
Jefferies Group Incorporated	6.88	4-15-2021	150,000	168,398
Jefferies Group Incorporated «	8.50	7-15-2019	700,000	798,305
Legg Mason Incorporated	5.63	1-15-2044	600,000	602,767
Morgan Stanley	2.13	4-25-2018	943,000	950,375
Morgan Stanley	2.45	2-1-2019	600,000	608,190
Morgan Stanley	2.65	1-27-2020	750,000	761,250
Morgan Stanley	2.80	6-16-2020	1,000,000	1,015,977
Morgan Stanley	3.70	10-23-2024	1,000,000	1,033,117
Morgan Stanley	3.75	2-25-2023	1,175,000	1,223,140
Morgan Stanley	3.88	4-29-2024	1,000,000	1,050,909
Morgan Stanley	3.95	4-23-2027	1,000,000	997,034
Morgan Stanley	4.10	5-22-2023	750,000	773,623
Morgan Stanley	4.30	1-27-2045	500,000	508,054
Morgan Stanley	4.35	9-8-2026	1,250,000	1,288,403
Morgan Stanley	4.88	11-1-2022	906,000	982,910

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Capital Markets (continued)
Morgan Stanley	5.00%	11-24-2025	$750,000	$813,611
Morgan Stanley	5.50	1-26-2020	1,000,000	1,107,374
Morgan Stanley	5.50	7-24-2020	500,000	558,395
Morgan Stanley	5.63	9-23-2019	2,000,000	2,214,656
Morgan Stanley	5.75	1-25-2021	1,250,000	1,416,995
Morgan Stanley	6.25	8-9-2026	300,000	365,742
Morgan Stanley	6.38	7-24-2042	1,000,000	1,304,962
Morgan Stanley	6.63	4-1-2018	2,500,000	2,715,990
Morgan Stanley	7.25	4-1-2032	470,000	635,923
Morgan Stanley	7.30	5-13-2019	400,000	457,854
Northern Trust Corporation	3.45	11-4-2020	500,000	532,699
Northern Trust Corporation	3.95	10-30-2025	250,000	271,610
Raymond James Financial Incorporated	8.60	8-15-2019	100,000	117,673
Stifel Financial Corporation	4.25	7-18-2024	200,000	199,630
TD Ameritrade Holding Corporation	3.63	4-1-2025	200,000	209,501
TD Ameritrade Holding Corporation	5.60	12-1-2019	200,000	222,051
				66,478,808

Consumer Finance : 0.98%
Ahold Finance USA LLC	6.88	5-1-2029	300,000	384,768
American Express Centurion Bank	6.00	9-13-2017	500,000	529,014
American Express Company	1.55	5-22-2018	375,000	375,311
American Express Company	2.65	12-2-2022	575,000	577,546
American Express Company	4.05	12-3-2042	905,000	914,864
American Express Company	7.00	3-19-2018	800,000	874,365
American Express Company	8.13	5-20-2019	500,000	586,157
American Express Credit Corporation	1.13	6-5-2017	1,000,000	998,811
American Express Credit Corporation	1.55	9-22-2017	500,000	500,847
American Express Credit Corporation	2.13	7-27-2018	200,000	202,665
American Express Credit Corporation	2.25	8-15-2019	1,000,000	1,013,801
American Express Credit Corporation	2.38	5-26-2020	250,000	253,097
American Honda Finance Corporation	1.20	7-14-2017	300,000	300,492
American Honda Finance Corporation	1.55	12-11-2017	400,000	402,081
American Honda Finance Corporation	2.13	10-10-2018	300,000	305,159
American Honda Finance Corporation	2.25	8-15-2019	500,000	512,261
Anadarko Finance Company Series B	7.50	5-1-2031	325,000	367,682
Bunge Limited Finance Corporation	8.50	6-15-2019	500,000	586,581
Capital One Bank USA NA	1.30	6-5-2017	1,000,000	1,000,658
Capital One Bank USA NA	2.15	11-21-2018	250,000	250,467
Capital One Bank USA NA	2.25	2-13-2019	500,000	501,597
Capital One Bank USA NA	2.30	6-5-2019	1,000,000	1,000,387
Capital One Bank USA NA	2.40	9-5-2019	500,000	503,379
Capital One Bank USA NA	3.38	2-15-2023	500,000	501,175
Capital One Bank USA NA	8.80	7-15-2019	750,000	884,936
Capital One Financial Corporation	4.75	7-15-2021	450,000	495,544
Capital One Financial Corporation	6.75	9-15-2017	283,000	300,815
Caterpillar Financial Services Corporation	1.25	8-18-2017	300,000	300,576
Caterpillar Financial Services Corporation	2.10	6-9-2019	500,000	508,113
Caterpillar Financial Services Corporation	3.30	6-9-2024	1,000,000	1,046,395
Caterpillar Financial Services Corporation	3.75	11-24-2023	250,000	270,152
Caterpillar Financial Services Corporation	7.15	2-15-2019	250,000	286,038
Daimler Finance North America LLC	8.50	1-18-2031	425,000	675,460
Devon Financing Corporation LLC	7.88	9-30-2031	620,000	663,100
Diamond 1 Finance Corporation 144A	3.48	6-1-2019	1,750,000	1,773,083
Diamond 1 Finance Corporation 144A	4.42	6-15-2021	2,000,000	2,040,720
Diamond 1 Finance Corporation 144A	6.02	6-15-2026	2,500,000	2,527,850
Diamond 1 Finance Corporation 144A	8.35	7-15-2046	1,000,000	1,018,370
Discover Financial Services	3.85	11-21-2022	550,000	557,122
Discover Financial Services	5.20	4-27-2022	600,000	648,541
Ford Motor Credit Company LLC	2.38	3-12-2019	1,000,000	1,006,916
Ford Motor Credit Company LLC	3.00	6-12-2017	4,000,000	4,055,880
Ford Motor Credit Company LLC	3.66	9-8-2024	300,000	304,241
Ford Motor Credit Company LLC	4.25	9-20-2022	773,000	818,923
Ford Motor Credit Company LLC	4.75	1-15-2043	1,000,000	1,020,589
Ford Motor Credit Company LLC	5.88	8-2-2021	1,250,000	1,421,420
Ford Motor Credit Company LLC	6.63	8-15-2017	1,500,000	1,587,305
General Motors Financial Company	2.40	4-10-2018	1,000,000	1,003,366

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
General Motors Financial Company	3.00%	9-25-2017	$500,000	$506,463
General Motors Financial Company	3.15	1-15-2020	1,000,000	1,010,188
General Motors Financial Company	3.45	4-10-2022	1,000,000	991,476
General Motors Financial Company	4.00	1-15-2025	1,400,000	1,392,518
General Motors Financial Company	4.20	3-1-2021	750,000	783,542
HSBC Finance Corporation	6.68	1-15-2021	679,000	769,411
John Deere Capital Corporation	1.13	6-12-2017	302,000	302,481
John Deere Capital Corporation	1.30	3-12-2018	550,000	550,904
John Deere Capital Corporation	1.95	12-13-2018	200,000	202,801
John Deere Capital Corporation	2.80	1-27-2023	500,000	509,632
John Deere Capital Corporation	3.90	7-12-2021	300,000	327,004
John Deere Capital Corporation	5.75	9-10-2018	500,000	547,766
National City Corporation	6.88	5-15-2019	500,000	563,859
Reed Elsevier Capital Incorporated	3.13	10-15-2022	500,000	499,535
Reed Elsevier Capital Incorporated	8.63	1-15-2019	500,000	576,300
Synchrony Financial	3.00	8-15-2019	750,000	758,279
Synchrony Financial	4.25	8-15-2024	750,000	775,247
Toyota Motor Credit Corporation	1.25	10-5-2017	650,000	651,162
Toyota Motor Credit Corporation	2.00	10-24-2018	400,000	405,577
Toyota Motor Credit Corporation	2.10	1-17-2019	350,000	356,225
Toyota Motor Credit Corporation	2.13	7-18-2019	800,000	814,305
Toyota Motor Credit Corporation	3.30	1-12-2022	1,500,000	1,596,335
Toyota Motor Credit Corporation	3.40	9-15-2021	350,000	374,225
Toyota Motor Credit Corporation	4.50	6-17-2020	500,000	551,297
				54,475,152

Diversified Financial Services : 0.39%
Block Financial LLC	5.50	11-1-2022	200,000	213,290
Boeing Capital Corporation	4.70	10-27-2019	500,000	552,547
CME Group Incorporated	5.30	9-15-2043	300,000	366,779
General Electric Capital Corporation	5.63	5-1-2018	1,000,000	1,084,366
General Electric Capital Corporation	5.88	1-14-2038	716,000	940,084
General Electric Capital Corporation	6.15	8-7-2037	187,000	253,928
General Electric Capital Corporation	6.75	3-15-2032	602,000	830,121
General Electric Capital Corporation	6.88	1-10-2039	430,000	628,418
ING US Incorporated	2.90	2-15-2018	400,000	405,391
ING US Incorporated	5.50	7-15-2022	500,000	558,252
IntercontinentalExchange Incorporated	2.50	10-15-2018	225,000	230,194
IntercontinentalExchange Incorporated	2.75	12-1-2020	500,000	512,970
IntercontinentalExchange Incorporated	4.00	10-15-2023	200,000	214,318
Leucadia National Corporation	5.50	10-18-2023	240,000	240,525
Leucadia National Corporation	6.63	10-23-2043	120,000	102,720
McGraw Hill Financial Incorporated	4.00	6-15-2025	325,000	346,885
McGraw Hill Financial Incorporated	5.90	11-15-2017	250,000	264,500
Mellon Funding Corporation	5.50	11-15-2018	200,000	217,870
Merrill Lynch & Company Incorporated	6.11	1-29-2037	600,000	693,760
Merrill Lynch & Company Incorporated	6.40	8-28-2017	3,000,000	3,175,761
Merrill Lynch & Company Incorporated	6.88	4-25-2018	1,690,000	1,844,459
Merrill Lynch & Company Incorporated	7.75	5-14-2038	750,000	1,031,811
Moody’s Corporation	4.50	9-1-2022	250,000	275,204
Moody’s Corporation	4.88	2-15-2024	350,000	391,075
Moody’s Corporation	5.25	7-15-2044	300,000	343,858
NASDAQ OMX Group Incorporated	5.25	1-16-2018	60,000	63,273
NASDAQ OMX Group Incorporated	5.55	1-15-2020	500,000	547,152
National Credit Union Administration	3.45	6-12-2021	200,000	217,580
National Rural Utilities Cooperative Finance Corporation	2.15	2-1-2019	100,000	101,376
National Rural Utilities Cooperative Finance Corporation	2.30	11-15-2019	333,000	340,028
National Rural Utilities Cooperative Finance Corporation	4.02	11-1-2032	200,000	208,334
National Rural Utilities Cooperative Finance Corporation ±	4.75	4-30-2043	250,000	244,350
National Rural Utilities Cooperative Finance Corporation	10.38	11-1-2018	700,000	846,098
National Rural Utilities Cooperative Finance Corporation Series C	8.00	3-1-2032	300,000	446,736
PNC Funding Corporation	5.13	2-8-2020	150,000	166,284
PNC Funding Corporation	6.70	6-10-2019	500,000	570,274
Private Export Funding Corporation	2.05	11-15-2022	250,000	250,601
Private Export Funding Corporation	2.25	3-15-2020	750,000	771,871

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)
Private Export Funding Corporation	2.45%	7-15-2024	$300,000	$306,589
Private Export Funding Corporation	4.30	12-15-2021	100,000	112,986
TECO Finance Incorporated	5.15	3-15-2020	65,000	71,152
TECO Finance Incorporated	6.57	11-1-2017	250,000	265,138
				21,248,908

Insurance : 0.80%
ACE INA Holdings Incorporated	3.15	3-15-2025	1,000,000	1,028,525
ACE INA Holdings Incorporated	3.35	5-15-2024	500,000	525,564
ACE INA Holdings Incorporated	5.90	6-15-2019	500,000	560,178
Aegon Funding Corporation	5.75	12-15-2020	75,000	84,733
AFLAC Incorporated	3.63	6-15-2023	500,000	528,605
AFLAC Incorporated	6.90	12-17-2039	250,000	337,588
Alleghany Corporation	5.63	9-15-2020	100,000	110,425
Allied World Assurance	5.50	11-15-2020	300,000	331,571
Allstate Corporation	5.55	5-9-2035	830,000	1,016,337
Allstate Corporation ±	6.50	5-15-2067	200,000	216,250
Allstate Corporation	7.45	5-16-2019	650,000	747,883
American International Group Incorporated	3.90	4-1-2026	1,000,000	1,012,388
American International Group Incorporated	4.50	7-16-2044	750,000	713,738
American International Group Incorporated	4.88	6-1-2022	500,000	546,177
American International Group Incorporated	5.85	1-16-2018	1,350,000	1,439,863
American International Group Incorporated	6.40	12-15-2020	1,000,000	1,154,696
AON Corporation	5.00	9-30-2020	550,000	608,649
AON Corporation	6.25	9-30-2040	100,000	122,431
Arch Capital Group Limited	5.14	11-1-2043	210,000	219,318
Assurant Incorporated	6.75	2-15-2034	375,000	449,030
AXIS Specialty Finance LLC	5.88	6-1-2020	200,000	221,745
Berkshire Hathaway Finance Corporation	1.30	5-15-2018	200,000	200,399
Berkshire Hathaway Finance Corporation	2.00	8-15-2018	250,000	254,410
Berkshire Hathaway Finance Corporation	2.90	10-15-2020	225,000	236,251
Berkshire Hathaway Finance Corporation	4.25	1-15-2021	500,000	552,077
Berkshire Hathaway Finance Corporation	4.30	5-15-2043	300,000	322,568
Berkshire Hathaway Finance Corporation	4.40	5-15-2042	500,000	544,444
Berkshire Hathaway Finance Corporation	5.40	5-15-2018	350,000	378,071
Berkshire Hathaway Finance Corporation	5.75	1-15-2040	250,000	322,188
Berkshire Hathaway Incorporated	1.55	2-9-2018	300,000	302,296
Berkshire Hathaway Incorporated	2.10	8-14-2019	300,000	306,492
Berkshire Hathaway Incorporated	2.75	3-15-2023	600,000	614,894
Berkshire Hathaway Incorporated	3.00	2-11-2023	100,000	104,866
Berkshire Hathaway Incorporated	3.40	1-31-2022	250,000	266,709
Berkshire Hathaway Incorporated	4.50	2-11-2043	400,000	444,411
Berkshire Hathaway Incorporated	3.13	3-15-2026	750,000	774,586
CHUBB Corporation	5.75	5-15-2018	250,000	270,916
CHUBB Corporation	6.00	5-11-2037	280,000	365,587
CHUBB Corporation	6.50	5-15-2038	350,000	484,804
Cincinnati Financial Corporation	6.92	5-15-2028	75,000	95,931
CNA Financial Corporation	5.88	8-15-2020	500,000	557,540
CNA Financial Corporation	7.35	11-15-2019	295,000	338,518
Endurance Specialty Holdings Limited	7.00	7-15-2034	200,000	226,564
Fidelity National Financial Incorporated	5.50	9-1-2022	100,000	108,542
First American Financial Corporation	4.60	11-15-2024	100,000	101,319
GE Global Insurance Holdings	7.00	2-15-2026	430,000	547,343
Hartford Financial Services Group Incorporated	4.30	4-15-2043	43,000	41,113
Hartford Financial Services Group Incorporated	5.13	4-15-2022	240,000	269,835
Hartford Financial Services Group Incorporated	5.50	3-30-2020	250,000	279,071
Hartford Financial Services Group Incorporated	5.95	10-15-2036	75,000	86,077
Hartford Financial Services Group Incorporated	6.10	10-1-2041	250,000	298,498
Hartford Financial Services Group Incorporated	6.30	3-15-2018	250,000	268,483
Hartford Financial Services Group Incorporated	6.63	3-30-2040	500,000	623,195
Infinity Property & Casualty Corporation	5.00	9-19-2022	100,000	104,137
Lincoln National Corporation	4.00	9-1-2023	250,000	258,840
Lincoln National Corporation	4.85	6-24-2021	80,000	87,987
Lincoln National Corporation	6.15	4-7-2036	500,000	567,505
Lincoln National Corporation	6.25	2-15-2020	300,000	335,476
Lincoln National Corporation	8.75	7-1-2019	220,000	260,598
Loews Corporation	2.63	5-15-2023	150,000	148,446
Loews Corporation	4.13	5-15-2043	200,000	196,853

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Insurance (continued)
Markel Corporation	3.63%	3-30-2023	$150,000	$151,413
Markel Corporation	5.00	3-30-2043	100,000	101,980
Markel Corporation	5.35	6-1-2021	100,000	110,669
Marsh & McLennan Companies Incorporated	2.35	9-10-2019	1,000,000	1,012,034
Marsh & McLennan Companies Incorporated	4.80	7-15-2021	300,000	330,564
MetLife Incorporated	1.90	12-15-2017	250,000	251,922
MetLife Incorporated	4.13	8-13-2042	300,000	290,861
MetLife Incorporated	4.37	9-15-2023	167,000	182,764
MetLife Incorporated	4.72	12-15-2044	250,000	262,310
MetLife Incorporated	4.75	2-8-2021	750,000	832,707
MetLife Incorporated	4.88	11-13-2043	500,000	542,110
MetLife Incorporated	5.70	6-15-2035	400,000	480,972
MetLife Incorporated	5.88	2-6-2041	700,000	850,236
MetLife Incorporated	6.38	6-15-2034	280,000	352,507
MetLife Incorporated	6.40	12-15-2066	800,000	859,008
MetLife Incorporated	6.50	12-15-2032	200,000	253,711
MetLife Incorporated Series A	6.82	8-15-2018	750,000	834,575
OneBeacon US Holdings Incorporated	4.60	11-9-2022	100,000	100,290
PartnerRe Finance B LLC	5.50	6-1-2020	250,000	276,071
Principal Financial Group Incorporated	3.30	9-15-2022	250,000	256,676
Principal Financial Group Incorporated	3.40	5-15-2025	200,000	200,210
Principal Financial Group Incorporated	4.63	9-15-2042	250,000	253,686
Principal Financial Group Incorporated ±	4.70	5-15-2055	500,000	496,052
ProAssurance Corporation	5.30	11-15-2023	200,000	211,835
Progressive Corporation	6.25	12-1-2032	75,000	96,623
Protective Life Corporation	7.38	10-15-2019	500,000	576,848
Prudential Financial Incorporated	4.50	11-16-2021	250,000	274,887
Prudential Financial Incorporated	4.60	5-15-2044	500,000	514,265
Prudential Financial Incorporated ±	5.20	3-15-2044	250,000	250,250
Prudential Financial Incorporated	5.38	6-21-2020	500,000	558,686
Prudential Financial Incorporated ±	5.63	6-15-2043	250,000	263,450
Prudential Financial Incorporated	5.70	12-14-2036	538,000	616,773
Prudential Financial Incorporated ±	5.88	9-15-2042	500,000	541,875
Prudential Financial Incorporated	6.20	11-15-2040	250,000	297,626
Prudential Financial Incorporated	6.63	12-1-2037	65,000	80,712
Prudential Financial Incorporated	7.38	6-15-2019	355,000	409,002
Prudential Financial Incorporated ±	8.88	6-15-2068	200,000	222,500
Prudential Financial Incorporated Series B	5.75	7-15-2033	500,000	571,055
Prudential Financial Incorporated Series C	5.40	6-13-2035	180,000	199,345
Reinsurance Group of America Incorporated	4.70	9-15-2023	300,000	319,168
Reinsurance Group of America Incorporated	5.00	6-1-2021	60,000	65,209
Reinsurance Group of America Incorporated	6.45	11-15-2019	350,000	395,542
StanCorp Financial Group Incorporated	5.00	8-15-2022	100,000	107,569
Torchmark Corporation	3.80	9-15-2022	350,000	354,441
Transatlantic Holdings Incorporated	8.00	11-30-2039	100,000	133,477
Travelers Companies Incorporated	5.35	11-1-2040	350,000	435,534
Travelers Companies Incorporated	5.75	12-15-2017	250,000	266,439
Travelers Companies Incorporated	5.90	6-2-2019	500,000	561,365
Travelers Companies Incorporated	6.25	6-15-2037	365,000	491,047
Travelers Property Casualty Corporation	6.38	3-15-2033	600,000	787,520
Unum Group	4.00	3-15-2024	500,000	510,645
WR Berkley Corporation	5.38	9-15-2020	200,000	219,310
WR Berkley Corporation	6.25	2-15-2037	100,000	118,533
XL Capital Limited	6.25	5-15-2027	100,000	117,905
XL Capital Limited	6.38	11-15-2024	100,000	117,253
				44,493,551

Real Estate Management & Development : 0.01%
CubeSmart LP	4.38	12-15-2023	250,000	265,389
Jones Lang LaSalle Incorporated	4.40	11-15-2022	100,000	102,281
Regency Centers LP	4.80	4-15-2021	200,000	216,919
Regency Centers LP	5.88	6-15-2017	75,000	78,099
				662,688

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
REITs : 0.70%
Alexandria Real Estate Equities Incorporated	2.75%	1-15-2020	$750,000	$746,369
Alexandria Real Estate Equities Incorporated	4.50	7-30-2029	750,000	758,519
American Campus Communities Incorporated	3.75	4-15-2023	100,000	101,280
American Tower Corporation	3.45	9-15-2021	500,000	514,871
American Tower Corporation	3.50	1-31-2023	150,000	152,798
American Tower Corporation	4.00	6-1-2025	500,000	521,210
American Tower Corporation	4.50	1-15-2018	500,000	519,437
American Tower Corporation	5.00	2-15-2024	350,000	386,493
American Tower Corporation	5.05	9-1-2020	500,000	546,110
American Tower Corporation	5.90	11-1-2021	565,000	644,397
AvalonBay Communities Incorporated	2.95	9-15-2022	350,000	356,158
AvalonBay Communities Incorporated	3.45	6-1-2025	200,000	207,919
AvalonBay Communities Incorporated	3.50	11-15-2024	150,000	156,711
AvalonBay Communities Incorporated	3.63	10-1-2020	200,000	211,524
AvalonBay Communities Incorporated	4.20	12-15-2023	250,000	272,858
AvalonBay Communities Incorporated	6.10	3-15-2020	100,000	114,470
Boston Properties LP	3.13	9-1-2023	150,000	152,184
Boston Properties LP	3.80	2-1-2024	300,000	316,278
Boston Properties LP	3.85	2-1-2023	400,000	422,608
Boston Properties LP	4.13	5-15-2021	300,000	323,463
Boston Properties LP	5.63	11-15-2020	500,000	567,514
Boston Properties LP	5.88	10-15-2019	500,000	558,033
Brandywine Operating Partnership LP	3.95	2-15-2023	350,000	351,064
Camden Property Trust	2.95	12-15-2022	150,000	149,461
Camden Property Trust	4.25	1-15-2024	67,000	71,568
Camden Property Trust	4.63	6-15-2021	150,000	163,191
Camden Property Trust	4.88	6-15-2023	100,000	110,620
CBL & Associates LP	4.60	10-15-2024	131,000	116,550
CBL & Associates LP	5.25	12-1-2023	67,000	62,512
Commonwealth REIT	5.88	9-15-2020	100,000	108,892
Corporate Office Properties LP	3.60	5-15-2023	100,000	94,442
Corporate Office Properties LP	3.70	6-15-2021	500,000	496,355
Crown Castle International Corporation	3.70	6-15-2026	500,000	503,139
Crown Castle International Corporation	5.25	1-15-2023	500,000	554,875
DDR Corporation	3.38	5-15-2023	250,000	244,728
DDR Corporation	3.50	1-15-2021	250,000	254,623
DDR Corporation	4.63	7-15-2022	250,000	266,011
Digital Realty Trust LP	3.63	10-1-2022	200,000	200,457
Digital Realty Trust LP	3.95	7-1-2022	200,000	205,718
Digital Realty Trust LP	5.25	3-15-2021	100,000	110,393
Digital Realty Trust LP	5.88	2-1-2020	300,000	333,364
Duke Realty LP	3.63	4-15-2023	125,000	127,532
Duke Realty LP	3.75	12-1-2024	650,000	661,924
Entertainment Properties Trust	5.75	8-15-2022	150,000	160,455
EPR Properties Company	5.25	7-15-2023	113,000	117,326
Equity One Incorporated	3.75	11-15-2022	250,000	249,537
ERP Operating LP	4.63	12-15-2021	598,000	668,032
ERP Operating LP	5.75	6-15-2017	331,000	345,869
Essex Portfolio LP	3.25	5-1-2023	100,000	100,947
Essex Portfolio LP	3.38	1-15-2023	500,000	509,583
Essex Portfolio LP	5.20	3-15-2021	65,000	72,148
Federal Realty Investment Trust	2.75	6-1-2023	100,000	99,284
Federal Realty Investment Trust	3.00	8-1-2022	100,000	101,724
Federal Realty Investment Trust	4.50	12-1-2044	250,000	262,652
HCP Incorporated	3.15	8-1-2022	100,000	97,561
HCP Incorporated	3.75	2-1-2019	100,000	102,821
HCP Incorporated	3.88	8-15-2024	1,000,000	989,708
HCP Incorporated	4.00	6-1-2025	425,000	422,025
HCP Incorporated	4.20	3-1-2024	200,000	201,011
HCP Incorporated	4.25	11-15-2023	279,000	285,612
HCP Incorporated	5.38	2-1-2021	65,000	71,682
HCP Incorporated	6.70	1-30-2018	500,000	536,040
HCP Incorporated	6.75	2-1-2041	65,000	77,917
Health Care REIT Incorporated	4.00	6-1-2025	300,000	306,916
Health Care REIT Incorporated	4.13	4-1-2019	250,000	262,397
Health Care REIT Incorporated	4.50	1-15-2024	200,000	211,802
Health Care REIT Incorporated	4.70	9-15-2017	500,000	517,344
Health Care REIT Incorporated	4.95	1-15-2021	250,000	272,191
Health Care REIT Incorporated	5.25	1-15-2022	100,000	110,155

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
REITs (continued)
Health Care REIT Incorporated	5.75%	1-15-2021	$250,000	$277,586
Health Care REIT Incorporated	6.13	4-15-2020	250,000	282,008
Health Care REIT Incorporated	6.50	3-15-2041	200,000	241,154
Healthcare Realty Trust Incorporated	3.75	4-15-2023	125,000	123,330
Highwoods Realty LP	3.20	6-15-2021	500,000	497,020
Hospitality Properties Trust	4.65	3-15-2024	500,000	498,948
Host Hotels & Resorts Company	3.75	10-15-2023	100,000	98,895
Host Hotels & Resorts Company	4.75	3-1-2023	250,000	262,911
Host Hotels & Resorts Company	6.00	10-1-2021	500,000	559,625
Kilroy Realty Corporation	3.80	1-15-2023	250,000	256,206
Kilroy Realty Corporation	4.80	7-15-2018	150,000	157,361
Kimco Realty Corporation	6.88	10-1-2019	100,000	114,792
Liberty Property LP	4.40	2-15-2024	156,000	164,783
Liberty Property LP	4.75	10-1-2020	250,000	270,051
Liberty Property LP	6.63	10-1-2017	150,000	159,185
Mack-Cali Realty Corporation	2.50	12-15-2017	100,000	100,101
Mack-Cali Realty Corporation	3.15	5-15-2023	100,000	89,454
Mack-Cali Realty Corporation	7.75	8-15-2019	150,000	168,904
Mid-America Apartments LP	4.30	10-15-2023	50,000	52,887
National Retail Properties Incorporated	3.30	4-15-2023	100,000	99,730
National Retail Properties Incorporated	3.80	10-15-2022	100,000	102,684
National Retail Properties Incorporated	3.90	6-15-2024	1,000,000	1,030,257
National Retail Properties Incorporated	6.88	10-15-2017	100,000	106,538
ProLogis Trust	3.35	2-1-2021	400,000	417,842
ProLogis Trust	4.25	8-15-2023	1,000,000	1,088,118
Realty Income Corporation	2.00	1-31-2018	150,000	150,566
Realty Income Corporation	3.88	7-15-2024	500,000	511,949
Realty Income Corporation	4.65	8-1-2023	300,000	324,004
Realty Income Corporation	5.75	1-15-2021	300,000	338,099
Retail Opportunity Investments Corporation	5.00	12-15-2023	50,000	51,310
Simon Property Group LP	2.15	9-15-2017	500,000	504,693
Simon Property Group LP	2.20	2-1-2019	500,000	508,100
Simon Property Group LP	3.38	3-15-2022	500,000	529,191
Simon Property Group LP	3.75	2-1-2024	250,000	267,936
Simon Property Group LP	4.13	12-1-2021	300,000	328,124
Simon Property Group LP	4.38	3-1-2021	500,000	549,443
Simon Property Group LP	4.75	3-15-2042	250,000	279,421
Simon Property Group LP	5.65	2-1-2020	200,000	224,467
Simon Property Group LP	6.75	2-1-2040	350,000	485,489
Simon Property Group LP	10.35	4-1-2019	600,000	730,222
UDR Incorporated	3.70	10-1-2020	250,000	261,057
UDR Incorporated	4.25	6-1-2018	150,000	156,738
UDR Incorporated	4.63	1-10-2022	100,000	109,222
Ventas Realty LP	2.70	4-1-2020	200,000	201,070
Ventas Realty LP	4.25	3-1-2022	1,000,000	1,065,918
Ventas Realty LP	4.75	6-1-2021	150,000	164,517
Ventas Realty LP	5.70	9-30-2043	250,000	279,796
Vornado Realty LP	2.50	6-30-2019	500,000	504,977
Washington REIT	3.95	10-15-2022	150,000	149,062
Weingarten Realty Investors	3.38	10-15-2022	150,000	150,272
Weingarten Realty Investors	3.50	4-15-2023	125,000	123,853
Weyerhaeuser Company	4.63	9-15-2023	300,000	325,117
Weyerhaeuser Company	6.88	12-15-2033	150,000	180,680
Weyerhaeuser Company	7.38	10-1-2019	100,000	114,482
Weyerhaeuser Company	7.38	3-15-2032	700,000	887,838
WP Carey Incorporated	4.60	4-1-2024	500,000	504,734
				39,074,079

Thrifts & Mortgage Finance : 0.00%
Astoria Financial Corporation	5.00	6-19-2017	100,000	102,736
People’s United Financial Incorporated	3.65	12-6-2022	150,000	151,108
				253,844

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Health Care : 2.29%
Biotechnology : 0.63%
AbbVie Incorporated	1.75%	11-6-2017	$1,500,000	$1,503,186
AbbVie Incorporated	2.00	11-6-2018	300,000	300,717
AbbVie Incorporated	2.30	5-14-2021	500,000	498,000
AbbVie Incorporated	2.50	5-14-2020	2,000,000	2,018,080
AbbVie Incorporated	2.90	11-6-2022	1,000,000	1,004,511
AbbVie Incorporated	3.20	5-14-2026	600,000	596,346
AbbVie Incorporated	3.60	5-14-2025	1,500,000	1,537,011
AbbVie Incorporated	4.30	5-14-2036	350,000	347,904
AbbVie Incorporated	4.40	11-6-2042	500,000	492,723
AbbVie Incorporated	4.45	5-14-2046	600,000	596,736
AbbVie Incorporated	4.50	5-14-2035	1,000,000	1,015,379
AbbVie Incorporated	4.70	5-14-2045	1,000,000	1,016,316
Amgen Incorporated	3.63	5-15-2022	1,000,000	1,057,688
Amgen Incorporated	3.63	5-22-2024	500,000	524,796
Amgen Incorporated	3.88	11-15-2021	2,000,000	2,148,364
Amgen Incorporated	4.10	6-15-2021	100,000	108,069
Amgen Incorporated	4.50	3-15-2020	65,000	70,869
Amgen Incorporated	4.95	10-1-2041	500,000	530,112
Amgen Incorporated	5.15	11-15-2041	350,000	383,142
Amgen Incorporated	5.38	5-15-2043	500,000	565,191
Amgen Incorporated	5.65	6-15-2042	1,100,000	1,292,174
Amgen Incorporated	5.75	3-15-2040	80,000	94,527
Amgen Incorporated	5.85	6-1-2017	350,000	365,973
Amgen Incorporated	6.15	6-1-2018	250,000	272,928
Amgen Incorporated	6.38	6-1-2037	500,000	626,693
Amgen Incorporated	6.40	2-1-2039	250,000	314,963
Baxalta Incorporated 144A	2.88	6-23-2020	400,000	398,542
Baxalta Incorporated 144A	3.60	6-23-2022	200,000	201,646
Baxalta Incorporated 144A	4.00	6-23-2025	650,000	650,051
Baxalta Incorporated 144A	5.25	6-23-2045	400,000	408,319
Biogen Incorporated	3.63	9-15-2022	1,000,000	1,041,966
Biogen Incorporated	5.20	9-15-2045	600,000	659,047
Biogen Incorporated	6.88	3-1-2018	500,000	543,924
Celgene Corporation	2.30	8-15-2018	286,000	289,706
Celgene Corporation	2.88	8-15-2020	1,000,000	1,023,160
Celgene Corporation	3.25	8-15-2022	500,000	510,799
Celgene Corporation	3.63	5-15-2024	500,000	513,725
Celgene Corporation	3.88	8-15-2025	250,000	261,146
Celgene Corporation	3.95	10-15-2020	200,000	213,169
Celgene Corporation	4.00	8-15-2023	250,000	266,086
Celgene Corporation	4.63	5-15-2044	750,000	747,251
Celgene Corporation	5.00	8-15-2045	500,000	531,090
Celgene Corporation	5.25	8-15-2043	150,000	163,259
Genzyme Corporation	5.00	6-15-2020	200,000	224,655
Gilead Sciences Incorporated	2.05	4-1-2019	500,000	508,467
Gilead Sciences Incorporated	2.55	9-1-2020	750,000	768,569
Gilead Sciences Incorporated	3.50	2-1-2025	500,000	520,979
Gilead Sciences Incorporated	3.65	3-1-2026	500,000	526,564
Gilead Sciences Incorporated	3.70	4-1-2024	500,000	530,656
Gilead Sciences Incorporated	4.40	12-1-2021	800,000	885,966
Gilead Sciences Incorporated	4.50	4-1-2021	500,000	554,571
Gilead Sciences Incorporated	4.50	2-1-2045	1,000,000	1,022,154
Gilead Sciences Incorporated	4.75	3-1-2046	500,000	533,101
Gilead Sciences Incorporated	4.80	4-1-2044	500,000	534,923
Gilead Sciences Incorporated	5.65	12-1-2041	400,000	479,959
				34,795,848

Health Care Equipment & Supplies : 0.37%
Becton Dickinson & Company	1.80	12-15-2017	500,000	502,061
Becton Dickinson & Company	2.68	12-15-2019	500,000	510,245
Becton Dickinson & Company	3.13	11-8-2021	300,000	310,020
Becton Dickinson & Company	3.25	11-12-2020	350,000	363,147
Becton Dickinson & Company	3.73	12-15-2024	750,000	794,852
Becton Dickinson & Company	4.69	12-15-2044	500,000	546,785
Becton Dickinson & Company	6.00	5-15-2039	200,000	246,389
Becton Dickinson & Company	6.38	8-1-2019	500,000	564,111

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care Equipment & Supplies (continued)
Boston Scientific Corporation	3.85%	5-15-2025	$1,000,000	$1,037,912
Boston Scientific Corporation	6.00	1-15-2020	350,000	394,590
Boston Scientific Corporation	7.38	1-15-2040	300,000	385,775
C.R. Bard Incorporated	1.38	1-15-2018	100,000	99,886
C.R. Bard Incorporated	4.40	1-15-2021	168,000	182,977
Edwards Lifesciences Corporation	2.88	10-15-2018	150,000	153,399
Medtronic Incorporated	1.38	4-1-2018	400,000	401,432
Medtronic Incorporated	2.75	4-1-2023	1,000,000	1,019,227
Medtronic Incorporated	3.15	3-15-2022	2,000,000	2,104,766
Medtronic Incorporated	3.50	3-15-2025	1,200,000	1,277,946
Medtronic Incorporated	4.38	3-15-2035	700,000	760,316
Medtronic Incorporated	4.45	3-15-2020	400,000	438,104
Medtronic Incorporated	4.50	3-15-2042	200,000	219,325
Medtronic Incorporated	4.63	3-15-2044	250,000	277,274
Medtronic Incorporated	4.63	3-15-2045	1,250,000	1,398,260
Medtronic Incorporated	5.55	3-15-2040	300,000	363,786
St. Jude Medical Incorporated	3.25	4-15-2023	500,000	506,130
St. Jude Medical Incorporated	4.75	4-15-2043	300,000	311,174
Stryker Corporation	1.30	4-1-2018	225,000	224,379
Stryker Corporation	3.50	3-15-2026	1,000,000	1,037,677
Stryker Corporation	4.10	4-1-2043	250,000	248,613
Stryker Corporation	4.38	1-15-2020	150,000	162,021
Stryker Corporation	4.63	3-15-2046	500,000	535,203
Zimmer Holdings Incorporated	2.70	4-1-2020	1,250,000	1,266,244
Zimmer Holdings Incorporated	3.55	4-1-2025	1,000,000	1,013,968
Zimmer Holdings Incorporated	4.45	8-15-2045	500,000	500,086
Zimmer Holdings Incorporated	4.63	11-30-2019	250,000	270,730
Zimmer Holdings Incorporated	5.75	11-30-2039	250,000	289,977
				20,718,787

Health Care Providers & Services : 0.59%
Aetna Incorporated	2.20	3-15-2019	500,000	505,185
Aetna Incorporated	2.75	11-15-2022	300,000	299,517
Aetna Incorporated	3.95	9-1-2020	200,000	212,589
Aetna Incorporated	4.13	6-1-2021	200,000	215,108
Aetna Incorporated	4.13	11-15-2042	250,000	249,911
Aetna Incorporated	6.63	6-15-2036	650,000	825,343
AmerisourceBergen Corporation	3.50	11-15-2021	300,000	316,026
AmerisourceBergen Corporation	4.25	3-1-2045	250,000	250,599
AmerisourceBergen Corporation	4.88	11-15-2019	250,000	272,890
Cardinal Health Incorporated	1.70	3-15-2018	157,000	157,585
Cardinal Health Incorporated	3.20	6-15-2022	250,000	259,703
Cardinal Health Incorporated	3.20	3-15-2023	225,000	231,219
Cardinal Health Incorporated	3.50	11-15-2024	500,000	524,204
Catholic Health Initiatives	4.35	11-1-2042	250,000	247,551
CIGNA Corporation	4.00	2-15-2022	250,000	266,876
CIGNA Corporation	4.38	12-15-2020	500,000	537,279
CIGNA Corporation	4.50	3-15-2021	100,000	108,246
CIGNA Corporation	5.13	6-15-2020	215,000	235,993
CIGNA Corporation	5.38	2-15-2042	350,000	395,612
CIGNA Corporation	5.88	3-15-2041	330,000	391,036
CIGNA Corporation	6.15	11-15-2036	50,000	59,774
Coventry Health Care Incorporated	5.45	6-15-2021	580,000	650,391
Dignity Health	2.64	11-1-2019	500,000	510,365
Express Scripts Holding Company	3.50	6-15-2024	600,000	606,937
Express Scripts Holding Company	3.90	2-15-2022	500,000	523,549
Express Scripts Holding Company	4.75	11-15-2021	750,000	826,460
Express Scripts Holding Company	6.13	11-15-2041	250,000	283,820
Howard Hughes Medical Institute	3.50	9-1-2023	475,000	513,296
Humana Incorporated	3.15	12-1-2022	300,000	303,234
Humana Incorporated	3.85	10-1-2024	500,000	519,643
Humana Incorporated	4.95	10-1-2044	500,000	530,841
Humana Incorporated	7.20	6-15-2018	500,000	552,066
Kaiser Foundation Hospitals	4.88	4-1-2042	250,000	291,928
Laboratory Corporation of America Holdings	2.20	8-23-2017	67,000	67,309
Laboratory Corporation of America Holdings	3.60	2-1-2025	500,000	509,367
Laboratory Corporation of America Holdings	3.75	8-23-2022	56,000	58,472

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services (continued)
Laboratory Corporation of America Holdings	4.00%	11-1-2023	$150,000	$157,142
Laboratory Corporation of America Holdings	4.63	11-15-2020	500,000	538,846
Laboratory Corporation of America Holdings	4.70	2-1-2045	500,000	510,259
Mayo Clinic Rochester	4.00	11-15-2047	100,000	102,341
McKesson Corporation	1.40	3-15-2018	250,000	249,526
McKesson Corporation	2.28	3-15-2019	500,000	506,959
McKesson Corporation	2.85	3-15-2023	200,000	200,337
McKesson Corporation	4.88	3-15-2044	500,000	548,512
McKesson Corporation	6.00	3-1-2041	250,000	306,199
McKesson Corporation	7.50	2-15-2019	500,000	571,572
Medco Health Solutions Incorporated	4.13	9-15-2020	500,000	534,299
Medco Health Solutions Incorporated	7.13	3-15-2018	1,000,000	1,092,291
Novant Health Incorporated	4.37	11-1-2043	100,000	110,042
Quest Diagnostics Incorporated	4.70	4-1-2021	160,000	173,544
Quest Diagnostics Incorporated	4.75	1-30-2020	590,000	639,948
UnitedHealth Group Incorporated	1.63	3-15-2019	250,000	251,153
UnitedHealth Group Incorporated	2.70	7-15-2020	1,600,000	1,655,138
UnitedHealth Group Incorporated	2.88	3-15-2022	1,000,000	1,032,273
UnitedHealth Group Incorporated	2.88	3-15-2023	500,000	511,212
UnitedHealth Group Incorporated	3.75	7-15-2025	1,000,000	1,076,763
UnitedHealth Group Incorporated	3.95	10-15-2042	500,000	508,992
UnitedHealth Group Incorporated	4.25	3-15-2043	250,000	262,788
UnitedHealth Group Incorporated	4.75	7-15-2045	500,000	571,125
UnitedHealth Group Incorporated	5.80	3-15-2036	250,000	315,623
UnitedHealth Group Incorporated	5.95	2-15-2041	500,000	646,356
UnitedHealth Group Incorporated	6.00	2-15-2018	1,000,000	1,077,998
UnitedHealth Group Incorporated	6.63	11-15-2037	150,000	205,824
UnitedHealth Group Incorporated	6.88	2-15-2038	500,000	710,602
WellPoint Incorporated	1.88	1-15-2018	500,000	501,641
WellPoint Incorporated	2.25	8-15-2019	400,000	402,876
WellPoint Incorporated	2.30	7-15-2018	150,000	151,577
WellPoint Incorporated	3.13	5-15-2022	500,000	504,517
WellPoint Incorporated	3.30	1-15-2023	250,000	253,594
WellPoint Incorporated	4.63	5-15-2042	500,000	510,329
WellPoint Incorporated	4.65	1-15-2043	450,000	460,427
WellPoint Incorporated	4.65	8-15-2044	500,000	513,077
WellPoint Incorporated	5.85	1-15-2036	725,000	833,932
WellPoint Incorporated	7.00	2-15-2019	500,000	564,711
				33,074,269

Life Sciences Tools & Services : 0.05%
Life Technologies Corporation	5.00	1-15-2021	150,000	164,922
Life Technologies Corporation	6.00	3-1-2020	250,000	279,752
Thermo Fisher Scientific Incorporated	2.40	2-1-2019	400,000	404,541
Thermo Fisher Scientific Incorporated	3.15	1-15-2023	500,000	503,223
Thermo Fisher Scientific Incorporated	3.30	2-15-2022	300,000	307,407
Thermo Fisher Scientific Incorporated	3.60	8-15-2021	400,000	420,318
Thermo Fisher Scientific Incorporated	4.15	2-1-2024	400,000	428,745
Thermo Fisher Scientific Incorporated	5.30	2-1-2044	200,000	225,373
				2,734,281

Pharmaceuticals : 0.65%
Abbott Laboratories	2.95	3-15-2025	1,250,000	1,247,631
Abbott Laboratories	4.13	5-27-2020	250,000	268,691
Abbott Laboratories	5.13	4-1-2019	139,000	151,916
Abbott Laboratories	5.30	5-27-2040	250,000	288,013
Abbott Laboratories	6.00	4-1-2039	150,000	189,222
Abbott Laboratories	6.15	11-30-2037	237,000	298,942
Allergan Incorporated	1.35	3-15-2018	50,000	49,540
Allergan Incorporated	2.80	3-15-2023	225,000	218,724
Allergan Incorporated	3.38	9-15-2020	500,000	516,549
Bristol-Myers Squibb Company	1.75	3-1-2019	250,000	253,599
Bristol-Myers Squibb Company	2.00	8-1-2022	250,000	249,276
Bristol-Myers Squibb Company	3.25	11-1-2023	156,000	168,096
Bristol-Myers Squibb Company	3.25	8-1-2042	250,000	237,088
Bristol-Myers Squibb Company	4.50	3-1-2044	605,000	701,847

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pharmaceuticals (continued)
Bristol-Myers Squibb Company	5.88%	11-15-2036	$582,000	$746,599
Eli Lilly & Company	2.75	6-1-2025	100,000	103,302
Eli Lilly & Company	3.70	3-1-2045	500,000	497,798
Eli Lilly & Company	5.50	3-15-2027	400,000	511,769
GlaxoSmithKline Capital Incorporated	2.80	3-18-2023	200,000	205,649
GlaxoSmithKline Capital Incorporated	5.38	4-15-2034	300,000	365,356
GlaxoSmithKline Capital Incorporated	5.65	5-15-2018	1,650,000	1,790,928
GlaxoSmithKline Capital Incorporated	6.38	5-15-2038	650,000	891,725
Johnson & Johnson	1.13	11-21-2017	350,000	350,904
Johnson & Johnson	1.13	3-1-2019	1,000,000	1,000,154
Johnson & Johnson	2.45	3-1-2026	750,000	747,444
Johnson & Johnson	3.70	3-1-2046	750,000	792,359
Johnson & Johnson	4.38	12-5-2033	583,000	666,917
Johnson & Johnson	4.50	9-1-2040	300,000	353,847
Johnson & Johnson	4.85	5-15-2041	200,000	246,490
Johnson & Johnson	4.95	5-15-2033	180,000	220,546
Johnson & Johnson	5.15	7-15-2018	500,000	541,971
Johnson & Johnson	5.55	8-15-2017	250,000	263,762
Johnson & Johnson	5.85	7-15-2038	500,000	694,016
Johnson & Johnson	6.73	11-15-2023	300,000	388,856
Merck & Company Incorporated	1.30	5-18-2018	333,000	334,762
Merck & Company Incorporated	2.40	9-15-2022	500,000	505,827
Merck & Company Incorporated	2.75	2-10-2025	1,100,000	1,121,898
Merck & Company Incorporated	2.80	5-18-2023	650,000	668,647
Merck & Company Incorporated	3.60	9-15-2042	250,000	248,644
Merck & Company Incorporated	3.70	2-10-2045	1,000,000	995,183
Merck & Company Incorporated	3.88	1-15-2021	350,000	380,211
Merck & Company Incorporated	4.15	5-18-2043	500,000	532,638
Merck & Company Incorporated	5.00	6-30-2019	250,000	276,407
Merck & Company Incorporated	5.85	6-30-2039	75,000	96,849
Mylan Incorporated	2.55	3-28-2019	112,000	111,618
Mylan Incorporated	2.60	6-24-2018	1,000,000	1,010,532
Mylan Incorporated	5.40	11-29-2043	33,000	33,698
Novartis Capital Corporation	2.40	9-21-2022	500,000	508,759
Novartis Capital Corporation	3.40	5-6-2024	1,500,000	1,598,057
Novartis Capital Corporation	3.70	9-21-2042	250,000	256,996
Novartis Capital Corporation	4.40	4-24-2020	500,000	552,565
Pfizer Incorporated	1.50	6-15-2018	500,000	504,790
Pfizer Incorporated	3.40	5-15-2024	500,000	534,357
Pfizer Incorporated	4.30	6-15-2043	300,000	325,511
Pfizer Incorporated	6.00	2-15-2036	625,000	800,217
Pfizer Incorporated	6.20	3-15-2019	2,000,000	2,250,932
Pfizer Incorporated	6.50	2-1-2034	500,000	671,583
Pfizer Incorporated	7.20	3-15-2039	750,000	1,093,385
Pharmacia Corporation	6.60	12-1-2028	500,000	661,770
Schering-Plough Corporation	6.50	12-1-2033	250,000	338,597
Schering-Plough Corporation	6.55	9-15-2037	200,000	276,688
Teva Pharmaceutical Finance LLC	2.25	3-18-2020	250,000	250,388
Teva Pharmaceutical Finance LLC	6.15	2-1-2036	400,000	466,778
Watson Pharmaceuticals Incorporated	1.88	10-1-2017	500,000	500,798
Watson Pharmaceuticals Incorporated	4.63	10-1-2042	500,000	489,638
Watson Pharmaceuticals Incorporated	6.13	8-15-2019	130,000	144,864
Zoetis Incorporated	3.25	2-1-2023	600,000	599,906
Zoetis Incorporated	4.70	2-1-2043	500,000	490,003
				35,853,022

Industrials : 1.62%
Aerospace & Defense : 0.44%
Boeing Company	0.95	5-15-2018	150,000	149,472
Boeing Company	4.88	2-15-2020	140,000	156,108
Boeing Company	5.88	2-15-2040	30,000	39,957
Boeing Company	6.00	3-15-2019	300,000	337,215
Boeing Company	6.13	2-15-2033	180,000	238,074
Boeing Company	6.88	3-15-2039	800,000	1,164,022
General Dynamics Corporation	1.00	11-15-2017	500,000	499,839
General Dynamics Corporation	2.25	11-15-2022	500,000	503,001

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Aerospace & Defense (continued)
General Dynamics Corporation	3.88%	7-15-2021	$200,000	$219,146
Honeywell International Incorporated	3.35	12-1-2023	200,000	213,351
Honeywell International Incorporated	4.25	3-1-2021	50,000	55,638
Honeywell International Incorporated	5.00	2-15-2019	750,000	821,821
Honeywell International Incorporated	5.30	3-1-2018	100,000	107,109
Honeywell International Incorporated	5.38	3-1-2041	365,000	458,252
Honeywell International Incorporated	5.70	3-15-2037	250,000	320,067
L-3 Communications Corporation	4.95	2-15-2021	500,000	539,071
L-3 Communications Corporation	5.20	10-15-2019	500,000	539,322
Lockheed Martin Corporation	3.35	9-15-2021	250,000	263,504
Lockheed Martin Corporation	3.55	1-15-2026	1,000,000	1,060,943
Lockheed Martin Corporation	3.80	3-1-2045	500,000	487,028
Lockheed Martin Corporation	4.07	12-15-2042	1,042,000	1,054,433
Lockheed Martin Corporation	4.25	11-15-2019	1,000,000	1,089,098
Lockheed Martin Corporation	4.70	5-15-2046	500,000	559,299
Lockheed Martin Corporation Series B	6.15	9-1-2036	175,000	225,930
Northrop Grumman Corporation	1.75	6-1-2018	300,000	300,471
Northrop Grumman Corporation	3.25	8-1-2023	350,000	367,258
Northrop Grumman Corporation	3.50	3-15-2021	300,000	318,041
Northrop Grumman Corporation	4.75	6-1-2043	500,000	566,344
Northrop Grumman Corporation	5.05	8-1-2019	85,000	93,487
Northrop Grumman Corporation	5.05	11-15-2040	100,000	116,340
Northrop Grumman Corporation	7.75	2-15-2031	300,000	430,649
Precision Castparts Corporation	1.25	1-15-2018	500,000	500,651
Precision Castparts Corporation	2.50	1-15-2023	250,000	253,359
Precision Castparts Corporation	3.25	6-15-2025	300,000	315,818
Precision Castparts Corporation	3.90	1-15-2043	200,000	209,104
Raytheon Company	2.50	12-15-2022	350,000	357,853
Raytheon Company	4.40	2-15-2020	600,000	656,917
Raytheon Company	4.70	12-15-2041	500,000	574,015
Raytheon Company	7.20	8-15-2027	120,000	166,116
Rockwell Collins Incorporated	3.70	12-15-2023	350,000	376,036
Rockwell Collins Incorporated	4.80	12-15-2043	250,000	287,308
Rockwell Collins Incorporated	5.25	7-15-2019	50,000	55,635
Textron Incorporated	3.65	3-1-2021	150,000	155,407
Textron Incorporated	4.30	3-1-2024	200,000	210,551
Textron Incorporated	7.25	10-1-2019	350,000	399,902
United Technologies Corporation	1.80	6-1-2017	533,000	537,115
United Technologies Corporation	3.10	6-1-2022	839,000	878,050
United Technologies Corporation	4.50	4-15-2020	500,000	552,546
United Technologies Corporation	4.50	6-1-2042	1,033,000	1,128,073
United Technologies Corporation	5.38	12-15-2017	500,000	532,029
United Technologies Corporation	5.70	4-15-2040	500,000	630,207
United Technologies Corporation	6.05	6-1-2036	400,000	514,201
United Technologies Corporation	6.13	2-1-2019	565,000	632,076
United Technologies Corporation	6.13	7-15-2038	500,000	655,351
United Technologies Corporation	7.50	9-15-2029	430,000	611,801
				24,484,411

Air Freight & Logistics : 0.11%
FedEx Corporation	2.63	8-1-2022	482,000	484,630
FedEx Corporation	3.88	8-1-2042	200,000	185,929
FedEx Corporation	4.00	1-15-2024	290,000	315,353
FedEx Corporation	4.55	4-1-2046	500,000	514,804
FedEx Corporation	4.90	1-15-2034	250,000	274,365
FedEx Corporation	5.10	1-15-2044	300,000	333,204
FedEx Corporation	8.00	1-15-2019	400,000	464,175
United Parcel Service Incorporated	1.13	10-1-2017	250,000	250,566
United Parcel Service Incorporated	2.45	10-1-2022	400,000	407,026
United Parcel Service Incorporated	3.13	1-15-2021	900,000	957,785
United Parcel Service Incorporated	5.13	4-1-2019	500,000	551,367
United Parcel Service Incorporated	5.50	1-15-2018	100,000	107,051
United Parcel Service Incorporated	6.20	1-15-2038	795,000	1,098,766
				5,945,021

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Airlines : 0.06%
American Airlines	4.00%	1-15-2027	$525,269	$554,159
American Airlines	4.95	7-15-2024	546,102	587,060
Continental Airlines Incorporated Series A	4.75	7-12-2022	367,486	388,322
Continental Airlines Incorporated Series A	7.25	5-10-2021	138,475	156,131
Delta Air Lines Incorporated	4.95	11-23-2020	106,633	112,764
Delta Air Lines Incorporated	6.82	2-10-2024	63,761	73,963
Delta Air Lines Incorporated	7.75	6-17-2021	212,370	237,855
Hawaiian Airlines Incorporated	3.90	1-15-2026	36,064	35,367
United Airlines Incorporated	4.00	10-11-2027	471,365	493,165
United Airlines Incorporated	4.30	2-15-2027	308,715	327,624
US Airways Group Incorporated	3.95	5-15-2027	130,731	136,614
US Airways Group Incorporated	4.63	12-3-2026	207,287	221,773
				3,324,797

Building Products : 0.00%
Owens Corning Incorporated	4.20	12-15-2022	213,000	219,564
Commercial Services & Supplies : 0.14%
Avery Dennison Corporation	5.38	4-15-2020	350,000	379,971
Black & Decker Corporation	3.40	12-1-2021	400,000	423,569
Cintas Corporation No. 2	3.25	6-1-2022	100,000	105,379
Cintas Corporation No. 2	4.30	6-1-2021	60,000	64,828
Cintas Corporation No. 2	6.13	12-1-2017	200,000	214,233
Cintas Corporation No. 2	6.15	8-15-2036	50,000	62,117
Cooper US Incorporated	3.88	12-15-2020	200,000	212,672
Cooper US Incorporated	6.10	7-1-2017	100,000	104,699
CRH America Incorporated	8.13	7-15-2018	200,000	224,284
Equifax Incorporated	3.30	12-15-2022	231,000	239,309
Equifax Incorporated	7.00	7-1-2037	50,000	61,834
Pitney Bowes Incorporated	4.63	3-15-2024	500,000	517,066
Pitney Bowes Incorporated	5.75	9-15-2017	16,000	16,807
Republic Services Incorporated	3.55	6-1-2022	1,000,000	1,055,421
Republic Services Incorporated	3.80	5-15-2018	100,000	104,266
Republic Services Incorporated	4.75	5-15-2023	300,000	335,507
Republic Services Incorporated	5.25	11-15-2021	50,000	56,965
Republic Services Incorporated	5.50	9-15-2019	125,000	138,264
Republic Services Incorporated	5.70	5-15-2041	550,000	657,828
Republic Services Incorporated	6.20	3-1-2040	250,000	314,285
Waste Management Incorporated	3.13	3-1-2025	600,000	617,558
Waste Management Incorporated	4.10	3-1-2045	500,000	518,155
Waste Management Incorporated	4.60	3-1-2021	200,000	219,975
Waste Management Incorporated	4.75	6-30-2020	500,000	555,653
Waste Management Incorporated	6.10	3-15-2018	326,000	353,173
				7,553,818

Electrical Equipment : 0.10%
Eaton Corporation	1.50	11-2-2017	500,000	501,037
Eaton Corporation	2.75	11-2-2022	1,000,000	1,006,320
Eaton Corporation	4.15	11-2-2042	500,000	511,404
Eaton Corporation	6.95	3-20-2019	200,000	226,470
Emerson Electric Company	3.15	6-1-2025	300,000	310,473
Emerson Electric Company	4.25	11-15-2020	200,000	219,411
Emerson Electric Company	4.88	10-15-2019	200,000	221,308
Emerson Electric Company	5.25	10-15-2018	50,000	54,498
Emerson Electric Company	5.25	11-15-2039	500,000	607,301
Emerson Electric Company	5.38	10-15-2017	200,000	210,543
Emerson Electric Company	6.13	4-15-2039	100,000	133,941
Hubbell Incorporated	3.63	11-15-2022	200,000	210,311
Rockwell Automation Incorporated	6.25	12-1-2037	300,000	393,276
Roper Industries Incorporated	2.05	10-1-2018	500,000	504,191
Roper Industries Incorporated	6.25	9-1-2019	200,000	223,661
				5,334,145

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Industrial Conglomerates : 0.11%
3M Company	1.00%	6-26-2017	$250,000	$250,773
3M Company	2.00	6-26-2022	725,000	730,334
3M Company	5.70	3-15-2037	325,000	427,285
Danaher Corporation	3.90	6-23-2021	100,000	109,210
Danaher Corporation	5.40	3-1-2019	450,000	497,561
GATX Corporation	2.50	3-15-2019	167,000	165,693
GATX Corporation	4.85	6-1-2021	100,000	106,041
General Electric Company	2.70	10-9-2022	1,000,000	1,030,574
General Electric Company	4.13	10-9-2042	750,000	794,000
General Electric Company	4.50	3-11-2044	1,000,000	1,113,161
General Electric Company	5.25	12-6-2017	1,100,000	1,168,983
				6,393,615

Machinery : 0.24%
Caterpillar Incorporated	1.50	6-26-2017	1,000,000	1,005,352
Caterpillar Incorporated	3.80	8-15-2042	150,000	146,055
Caterpillar Incorporated	3.90	5-27-2021	1,000,000	1,091,694
Caterpillar Incorporated	4.30	5-15-2044	500,000	520,888
Caterpillar Incorporated	5.20	5-27-2041	555,000	648,228
Caterpillar Incorporated	6.05	8-15-2036	900,000	1,152,977
Crane Company	2.75	12-15-2018	150,000	153,380
Cummins Incorporated	3.65	10-1-2023	167,000	177,877
Cummins Incorporated	4.88	10-1-2043	86,000	95,729
Deere & Company	2.60	6-8-2022	500,000	506,907
Deere & Company	3.90	6-9-2042	500,000	512,532
Deere & Company	4.38	10-16-2019	1,400,000	1,538,531
Deere & Company	5.38	10-16-2029	300,000	374,462
Dover Corporation	4.30	3-1-2021	500,000	546,770
Dover Corporation	5.38	10-15-2035	200,000	237,365
Dover Corporation	5.45	3-15-2018	100,000	107,231
Dover Corporation	6.60	3-15-2038	60,000	81,719
Flowserve Corporation	4.00	11-15-2023	107,000	107,244
IDEX Corporation	4.50	12-15-2020	100,000	107,398
Illinois Tool Works Incorporated	1.95	3-1-2019	500,000	505,230
Illinois Tool Works Incorporated	3.38	9-15-2021	120,000	127,716
Illinois Tool Works Incorporated	3.90	9-1-2042	306,000	314,084
Illinois Tool Works Incorporated	4.88	9-15-2041	295,000	345,561
Illinois Tool Works Incorporated	6.25	4-1-2019	155,000	174,413
Ingersoll-Rand Global Holding Company Limited	4.25	6-15-2023	1,000,000	1,082,978
Ingersoll-Rand Global Holding Company Limited	6.88	8-15-2018	250,000	276,580
Kennametal Incorporated	2.65	11-1-2019	150,000	145,397
Kennametal Incorporated	3.88	2-15-2022	98,000	95,025
Parker Hannifin Corporation	3.50	9-15-2022	100,000	107,632
Parker Hannifin Corporation	5.50	5-15-2018	135,000	146,008
Parker Hannifin Corporation	6.25	5-15-2038	60,000	80,384
Snap-on Incorporated	6.13	9-1-2021	150,000	179,333
Stanley Black & Decker Incorporated	2.90	11-1-2022	350,000	363,660
Stanley Black & Decker Incorporated ±	5.75	12-15-2053	100,000	104,950
Wabtec Corporation	4.38	8-15-2023	100,000	107,050
				13,268,340

Professional Services : 0.02%
Dun & Bradstreet Corporation	4.38	12-1-2022	250,000	254,211
Verisk Analytics Incorporated	4.00	6-15-2025	600,000	610,108
Verisk Analytics Incorporated	4.13	9-12-2022	250,000	259,843
				1,124,162

Road & Rail : 0.34%
BNSF Railway Company	5.75	5-1-2040	550,000	690,053
Burlington Northern Santa Fe LLC	3.00	3-15-2023	300,000	312,339
Burlington Northern Santa Fe LLC	3.05	3-15-2022	500,000	525,473
Burlington Northern Santa Fe LLC	3.40	9-1-2024	300,000	319,793
Burlington Northern Santa Fe LLC	3.60	9-1-2020	200,000	214,544
Burlington Northern Santa Fe LLC	3.75	4-1-2024	500,000	544,388
Burlington Northern Santa Fe LLC	4.40	3-15-2042	1,000,000	1,064,981

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Road & Rail (continued)
Burlington Northern Santa Fe LLC	4.45%	3-15-2043	$300,000	$323,794
Burlington Northern Santa Fe LLC	4.55	9-1-2044	300,000	327,245
Burlington Northern Santa Fe LLC	4.70	10-1-2019	125,000	137,679
Burlington Northern Santa Fe LLC	4.90	4-1-2044	500,000	575,751
Burlington Northern Santa Fe LLC	4.95	9-15-2041	200,000	227,986
Burlington Northern Santa Fe LLC	5.05	3-1-2041	250,000	288,602
Burlington Northern Santa Fe LLC	5.15	9-1-2043	300,000	353,917
Burlington Northern Santa Fe LLC	6.15	5-1-2037	650,000	846,125
CSX Corporation	3.40	8-1-2024	397,000	416,533
CSX Corporation	3.70	10-30-2020	250,000	264,909
CSX Corporation	4.10	3-15-2044	400,000	405,146
CSX Corporation	4.25	6-1-2021	200,000	218,494
CSX Corporation	4.50	8-1-2054	500,000	510,918
CSX Corporation	4.75	5-30-2042	230,000	252,787
CSX Corporation	6.00	10-1-2036	300,000	374,937
CSX Corporation	6.15	5-1-2037	320,000	406,825
CSX Corporation	6.22	4-30-2040	200,000	260,057
CSX Corporation	7.38	2-1-2019	500,000	573,066
Kansas City Southern 144A	3.00	5-15-2023	73,000	72,575
Kansas City Southern 144A	4.30	5-15-2043	200,000	193,890
Norfolk Southern Corporation	2.90	2-15-2023	886,000	897,413
Norfolk Southern Corporation	3.00	4-1-2022	500,000	514,456
Norfolk Southern Corporation	3.85	1-15-2024	200,000	213,944
Norfolk Southern Corporation	3.95	10-1-2042	120,000	118,512
Norfolk Southern Corporation	4.84	10-1-2041	685,000	769,524
Norfolk Southern Corporation	5.59	5-17-2025	53,000	63,150
Norfolk Southern Corporation	5.75	4-1-2018	500,000	538,095
Norfolk Southern Corporation	5.90	6-15-2019	65,000	72,513
Norfolk Southern Corporation	6.00	5-23-2111	500,000	577,523
Ryder System Incorporated	2.45	11-15-2018	350,000	353,695
Ryder System Incorporated	2.50	5-11-2020	200,000	198,360
Ryder System Incorporated	3.50	6-1-2017	200,000	203,549
Union Pacific Corporation	2.25	2-15-2019	200,000	203,918
Union Pacific Corporation	3.25	1-15-2025	250,000	264,611
Union Pacific Corporation	3.75	3-15-2024	200,000	218,470
Union Pacific Corporation	4.00	2-1-2021	500,000	545,632
Union Pacific Corporation	4.15	1-15-2045	250,000	261,953
Union Pacific Corporation	4.16	7-15-2022	437,000	484,234
Union Pacific Corporation	4.30	6-15-2042	250,000	266,218
Union Pacific Corporation	4.82	2-1-2044	947,000	1,087,969
Union Pacific Corporation	4.85	6-15-2044	200,000	228,895
				18,785,441

Trading Companies & Distributors : 0.06%
Air Lease Corporation	2.13	1-15-2018	500,000	499,375
Air Lease Corporation	3.38	1-15-2019	1,250,000	1,273,438
International Lease Finance Corporation 144A	7.13	9-1-2018	1,000,000	1,100,000
W.W. Grainger Incorporated	4.60	6-15-2045	400,000	451,340
				3,324,153

Information Technology : 1.73%
Communications Equipment : 0.21%
Cisco Systems Incorporated	1.60	2-28-2019	750,000	756,940
Cisco Systems Incorporated	2.20	2-28-2021	1,000,000	1,012,938
Cisco Systems Incorporated	2.45	6-15-2020	600,000	619,064
Cisco Systems Incorporated	2.90	3-4-2021	300,000	313,750
Cisco Systems Incorporated	3.00	6-15-2022	200,000	211,140
Cisco Systems Incorporated	3.63	3-4-2024	500,000	551,082
Cisco Systems Incorporated	4.45	1-15-2020	950,000	1,045,265
Cisco Systems Incorporated	4.95	2-15-2019	800,000	874,927
Cisco Systems Incorporated	5.50	1-15-2040	700,000	889,021
Cisco Systems Incorporated	5.90	2-15-2039	800,000	1,055,962
Harris Corporation	4.40	12-15-2020	300,000	316,284
Motorola Incorporated	3.50	3-1-2023	550,000	519,774

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Communications Equipment (continued)
Motorola Incorporated	7.50%	5-15-2025	$120,000	$139,452
Qualcomm Incorporated	2.25	5-20-2020	1,500,000	1,530,675
Qualcomm Incorporated	3.45	5-20-2025	1,000,000	1,039,668
Qualcomm Incorporated	4.65	5-20-2035	400,000	416,304
Qualcomm Incorporated	4.80	5-20-2045	600,000	607,035
				11,899,281

Electronic Equipment, Instruments & Components : 0.06%
Agilent Technologies Incorporated	3.88	7-15-2023	150,000	155,668
Amphenol Corporation	2.55	1-30-2019	200,000	201,680
Amphenol Corporation	4.00	2-1-2022	300,000	313,819
Arrow Electronics Incorporated	5.13	3-1-2021	300,000	321,673
Arrow Electronics Incorporated	6.00	4-1-2020	100,000	110,117
Avnet Incorporated	5.88	6-15-2020	100,000	109,736
Corning Incorporated	1.45	11-15-2017	400,000	398,742
Corning Incorporated	2.90	5-15-2022	500,000	503,544
Corning Incorporated	3.70	11-15-2023	113,000	116,575
Corning Incorporated	4.25	8-15-2020	250,000	267,559
Corning Incorporated	5.75	8-15-2040	150,000	169,401
Corning Incorporated	6.63	5-15-2019	20,000	22,340
Ingram Micro Incorporated	4.95	12-15-2024	200,000	198,448
Keysight Technologies Incorporated	3.30	10-30-2019	250,000	249,703
Keysight Technologies Incorporated	4.55	10-30-2024	250,000	249,213
Tech Data Corporation	3.75	9-21-2017	100,000	102,702
				3,490,920

Internet Software & Services : 0.05%
Alphabet Incorporated	3.38	2-25-2024	125,000	134,992
Alphabet Incorporated	3.63	5-19-2021	500,000	545,557
eBay Incorporated	1.35	7-15-2017	400,000	399,684
eBay Incorporated	2.60	7-15-2022	350,000	339,529
eBay Incorporated	2.88	8-1-2021	500,000	506,956
eBay Incorporated	3.25	10-15-2020	200,000	208,109
eBay Incorporated	3.45	8-1-2024	350,000	353,053
eBay Incorporated	4.00	7-15-2042	250,000	204,347
				2,692,227

IT Services : 0.34%
Broadridge Financial Solutions Incorporated	3.95	9-1-2020	100,000	105,628
Computer Sciences Corporation	4.45	9-15-2022	200,000	209,092
Fidelity National Information Services Incorporated	2.00	4-15-2018	114,000	114,110
Fidelity National Information Services Incorporated	3.50	4-15-2023	131,000	132,488
Fidelity National Information Services Incorporated	3.63	10-15-2020	500,000	521,822
Fidelity National Information Services Incorporated	5.00	3-15-2022	300,000	312,326
Fidelity National Information Services Incorporated	5.00	10-15-2025	1,000,000	1,113,875
Fiserv Incorporated	2.70	6-1-2020	400,000	408,699
Fiserv Incorporated	3.50	10-1-2022	400,000	416,083
Fiserv Incorporated	3.85	6-1-2025	300,000	314,837
IBM Corporation	1.25	2-8-2018	500,000	501,013
IBM Corporation	1.63	5-15-2020	500,000	499,904
IBM Corporation	1.88	5-15-2019	500,000	506,998
IBM Corporation	1.88	8-1-2022	400,000	392,592
IBM Corporation	1.95	2-12-2019	500,000	508,874
IBM Corporation	3.38	8-1-2023	400,000	425,772
IBM Corporation	4.00	6-20-2042	500,000	512,688
IBM Corporation	5.60	11-30-2039	900,000	1,111,109
IBM Corporation	5.70	9-14-2017	1,500,000	1,589,066
IBM Corporation	5.88	11-29-2032	250,000	314,853
IBM Corporation	7.00	10-30-2025	300,000	401,359
IBM Corporation	7.63	10-15-2018	500,000	570,305
MasterCard Incorporated	3.38	4-1-2024	1,000,000	1,068,720
Total System Services Incorporated	2.38	6-1-2018	205,000	205,426
Total System Services Incorporated	3.75	6-1-2023	150,000	148,940
Visa Incorporated	1.20	12-14-2017	500,000	501,455
Visa Incorporated	2.20	12-14-2020	1,000,000	1,016,164

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
IT Services (continued)
Visa Incorporated	3.15%	12-14-2025	$1,500,000	$1,556,027
Visa Incorporated	4.30	12-14-2045	1,000,000	1,103,036
Western Union Company	2.88	12-10-2017	250,000	253,839
Western Union Company	5.25	4-1-2020	80,000	87,903
Western Union Company	6.20	11-17-2036	175,000	179,158
Western Union Company	6.20	6-21-2040	200,000	197,821
Xerox Corporation	4.50	5-15-2021	1,000,000	995,165
Xerox Corporation	5.63	12-15-2019	200,000	212,023
Xerox Corporation	6.35	5-15-2018	150,000	159,698
Xerox Corporation	6.75	12-15-2039	100,000	94,538
				18,763,406

Semiconductors & Semiconductor Equipment : 0.19%
Altera Corporation	2.50	11-15-2018	250,000	256,882
Analog Devices Incorporated	2.88	6-1-2023	150,000	152,571
Applied Materials Incorporated	4.30	6-15-2021	300,000	328,843
Applied Materials Incorporated	5.85	6-15-2041	200,000	239,401
Intel Corporation	1.35	12-15-2017	1,150,000	1,153,149
Intel Corporation	2.70	12-15-2022	550,000	567,073
Intel Corporation	3.30	10-1-2021	847,000	904,910
Intel Corporation	3.70	7-29-2025	1,000,000	1,092,277
Intel Corporation	4.00	12-15-2032	500,000	525,449
Intel Corporation	4.25	12-15-2042	250,000	254,945
Intel Corporation	4.80	10-1-2041	643,000	712,762
Intel Corporation	4.90	7-29-2045	750,000	837,677
KLA-Tencor Corporation	4.65	11-1-2024	1,000,000	1,063,240
Lam Research Corporation %%	2.80	6-15-2021	500,000	505,445
Lam Research Corporation %%	3.90	6-15-2026	500,000	510,085
Maxim Integrated Product Incorporated	3.38	3-15-2023	200,000	201,747
Texas Instruments Incorporated	1.00	5-1-2018	200,000	199,117
Texas Instruments Incorporated	1.65	8-3-2019	250,000	250,694
Texas Instruments Incorporated	2.25	5-1-2023	250,000	248,620
Xilinx Incorporated	2.13	3-15-2019	250,000	251,656
Xilinx Incorporated	3.00	3-15-2021	250,000	258,416
				10,514,959

Software : 0.44%
Adobe Systems Incorporated	4.75	2-1-2020	325,000	356,913
Autodesk Incorporated	1.95	12-15-2017	250,000	250,038
Autodesk Incorporated	3.60	12-15-2022	250,000	249,642
CA Incorporated	5.38	12-1-2019	500,000	545,395
Microsoft Corporation	1.63	12-6-2018	400,000	405,142
Microsoft Corporation	2.00	11-3-2020	700,000	712,972
Microsoft Corporation	2.70	2-12-2025	2,000,000	2,034,804
Microsoft Corporation	3.00	10-1-2020	400,000	425,687
Microsoft Corporation	3.50	2-12-2035	1,000,000	1,006,522
Microsoft Corporation	3.63	12-15-2023	1,000,000	1,093,011
Microsoft Corporation	3.75	5-1-2043	47,000	46,996
Microsoft Corporation	3.75	2-12-2045	500,000	498,522
Microsoft Corporation	4.00	2-8-2021	500,000	554,990
Microsoft Corporation	4.00	2-12-2055	1,000,000	979,613
Microsoft Corporation	4.20	6-1-2019	875,000	948,675
Microsoft Corporation	4.45	11-3-2045	1,000,000	1,113,825
Microsoft Corporation	4.50	10-1-2040	500,000	558,118
Microsoft Corporation	4.88	12-15-2043	200,000	236,160
Microsoft Corporation	5.20	6-1-2039	110,000	134,005
Microsoft Corporation	5.30	2-8-2041	500,000	615,371
Oracle Corporation	1.20	10-15-2017	1,000,000	1,002,866
Oracle Corporation	2.38	1-15-2019	600,000	616,816
Oracle Corporation	2.50	10-15-2022	800,000	808,077
Oracle Corporation	2.80	7-8-2021	1,500,000	1,557,945
Oracle Corporation	2.95	5-15-2025	1,000,000	1,023,146
Oracle Corporation	3.63	7-15-2023	400,000	432,226
Oracle Corporation	3.88	7-15-2020	350,000	380,043
Oracle Corporation	3.90	5-15-2035	500,000	509,613

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Software (continued)
Oracle Corporation	4.30%	7-8-2034	$250,000	$266,422
Oracle Corporation	4.38	5-15-2055	1,000,000	1,002,035
Oracle Corporation	4.50	7-8-2044	500,000	539,182
Oracle Corporation	5.00	7-8-2019	600,000	663,500
Oracle Corporation	5.38	7-15-2040	600,000	721,319
Oracle Corporation	5.75	4-15-2018	1,000,000	1,082,934
Oracle Corporation	6.13	7-8-2039	200,000	261,380
Oracle Corporation	6.50	4-15-2038	250,000	338,797
Symantec Corporation	3.95	6-15-2022	200,000	199,424
Symantec Corporation	4.20	9-15-2020	300,000	312,808
				24,484,934

Technology Hardware, Storage & Peripherals : 0.44%
Apple Incorporated	1.00	5-3-2018	2,300,000	2,296,557
Apple Incorporated	2.00	5-6-2020	1,000,000	1,018,042
Apple Incorporated	2.25	2-23-2021	1,000,000	1,014,931
Apple Incorporated	2.40	5-3-2023	3,150,000	3,145,678
Apple Incorporated	3.20	5-13-2025	750,000	780,848
Apple Incorporated	3.25	2-23-2026	1,750,000	1,813,658
Apple Incorporated	3.45	5-6-2024	1,000,000	1,064,885
Apple Incorporated	3.45	2-9-2045	1,000,000	911,723
Apple Incorporated	3.85	5-4-2043	1,000,000	975,315
Apple Incorporated	4.38	5-13-2045	500,000	526,708
Apple Incorporated	4.65	2-23-2046	1,250,000	1,370,124
EMC Corporation	1.88	6-1-2018	950,000	926,392
EMC Corporation	2.65	6-1-2020	500,000	466,916
EMC Corporation	3.38	6-1-2023	100,000	85,511
Hewlett Packard Enterprise Company 144A	3.60	10-15-2020	3,250,000	3,338,972
Hewlett Packard Enterprise Company 144A	4.90	10-15-2025	1,000,000	1,022,795
Hewlett Packard Enterprise Company 144A	6.35	10-15-2045	750,000	716,513
Hewlett-Packard Company	3.75	12-1-2020	41,000	42,988
Hewlett-Packard Company	4.05	9-15-2022	250,000	258,197
Hewlett-Packard Company	4.30	6-1-2021	500,000	523,681
Hewlett-Packard Company	4.38	9-15-2021	500,000	525,224
Hewlett-Packard Company	4.65	12-9-2021	500,000	529,527
Hewlett-Packard Company	6.00	9-15-2041	475,000	428,235
Lexmark International Incorporated	6.65	6-1-2018	250,000	261,190
NetApp Incorporated	2.00	12-15-2017	250,000	250,335
NetApp Incorporated	3.25	12-15-2022	250,000	247,746
				24,542,691

Materials : 0.60%
Chemicals : 0.38%
Air Products & Chemicals Incorporated	1.20	10-15-2017	132,000	132,020
Air Products & Chemicals Incorporated	3.00	11-3-2021	250,000	261,030
Air Products & Chemicals Incorporated	3.35	7-31-2024	350,000	367,665
Air Products & Chemicals Incorporated	4.38	8-21-2019	150,000	162,138
Airgas Incorporated	2.90	11-15-2022	500,000	496,452
Albemarle Corporation	4.50	12-15-2020	300,000	314,429
Albemarle Corporation	5.45	12-1-2044	200,000	198,708
CF Industries Incorporated	3.45	6-1-2023	437,000	429,694
CF Industries Incorporated	4.95	6-1-2043	425,000	377,154
CF Industries Incorporated	5.15	3-15-2034	500,000	474,806
CF Industries Incorporated	6.88	5-1-2018	500,000	541,833
Dow Chemical Company	3.50	10-1-2024	250,000	258,477
Dow Chemical Company	4.13	11-15-2021	500,000	543,059
Dow Chemical Company	4.25	11-15-2020	575,000	623,129
Dow Chemical Company	4.25	10-1-2034	250,000	247,019
Dow Chemical Company	4.38	11-15-2042	500,000	484,973
Dow Chemical Company	5.25	11-15-2041	250,000	265,977
Dow Chemical Company	7.38	11-1-2029	600,000	775,334
Dow Chemical Company	8.55	5-15-2019	655,000	775,760
Dow Chemical Company	9.40	5-15-2039	385,000	589,062
E.I. du Pont de Nemours & Company	3.63	1-15-2021	500,000	532,024
E.I. du Pont de Nemours & Company	4.15	2-15-2043	300,000	295,852

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Chemicals (continued)
E.I. du Pont de Nemours & Company	4.50%	8-15-2019	$400,000	$437,054
E.I. du Pont de Nemours & Company	4.63	1-15-2020	200,000	219,078
E.I. du Pont de Nemours & Company	4.90	1-15-2041	300,000	322,682
E.I. du Pont de Nemours & Company	5.60	12-15-2036	25,000	29,369
E.I. du Pont de Nemours & Company	6.00	7-15-2018	625,000	682,983
E.I. du Pont de Nemours & Company	6.50	1-15-2028	250,000	306,801
Eastman Chemical Company	2.40	6-1-2017	400,000	403,420
Eastman Chemical Company	2.70	1-15-2020	300,000	304,879
Eastman Chemical Company	3.60	8-15-2022	400,000	414,746
Eastman Chemical Company	4.50	1-15-2021	500,000	539,234
Eastman Chemical Company	4.80	9-1-2042	200,000	198,350
Ecolab Incorporated	4.35	12-8-2021	500,000	554,690
Ecolab Incorporated	5.50	12-8-2041	300,000	354,768
FMC Corporation	3.95	2-1-2022	125,000	128,465
FMC Corporation	4.10	2-1-2024	250,000	258,171
International Flavors & Fragrances Incorporated	3.20	5-1-2023	100,000	98,582
Lubrizol Corporation	8.88	2-1-2019	250,000	297,679
Monsanto Company	3.38	7-15-2024	1,000,000	1,012,453
Monsanto Company	3.60	7-15-2042	150,000	125,391
Monsanto Company	4.40	7-15-2044	600,000	571,343
Monsanto Company	4.70	7-15-2064	300,000	265,512
Monsanto Company	5.50	8-15-2025	100,000	114,320
Mosaic Company	3.75	11-15-2021	115,000	119,494
Mosaic Company	4.25	11-15-2023	425,000	452,050
Mosaic Company	5.45	11-15-2033	304,000	324,674
Mosaic Company	5.63	11-15-2043	250,000	263,477
NewMarket Corporation	4.10	12-15-2022	50,000	50,560
PPG Industries Incorporated	2.30	11-15-2019	250,000	250,109
PPG Industries Incorporated	3.60	11-15-2020	100,000	103,697
PPG Industries Incorporated	5.50	11-15-2040	150,000	170,016
Praxair Incorporated	1.25	11-7-2018	100,000	99,871
Praxair Incorporated	2.20	8-15-2022	500,000	498,475
Praxair Incorporated	2.45	2-15-2022	200,000	203,542
Praxair Incorporated	2.70	2-21-2023	150,000	153,177
Praxair Incorporated	3.55	11-7-2042	150,000	143,609
Praxair Incorporated	4.05	3-15-2021	200,000	219,354
RPM International Incorporated	6.13	10-15-2019	200,000	221,716
RPM International Incorporated	6.50	2-15-2018	250,000	267,225
Sherwin-Williams Company	1.35	12-15-2017	250,000	250,054
Sherwin-Williams Company	4.00	12-15-2042	132,000	124,242
Valspar Corporation	4.20	1-15-2022	100,000	105,187
Valspar Corporation	7.25	6-15-2019	100,000	114,228
Westlake Chemical Corporation	3.60	7-15-2022	29,000	28,928
				20,950,250

Construction Materials : 0.00%
Martin Marietta Materials Incorporated	6.60	4-15-2018	125,000	134,489

Containers & Packaging : 0.02%
Bemis Company Incorporated	6.80	8-1-2019	10,000	11,225
Packaging Corporation of America	3.65	9-15-2024	250,000	250,973
Packaging Corporation of America	3.90	6-15-2022	200,000	208,186
Packaging Corporation of America	4.50	11-1-2023	550,000	586,868
Sonoco Products Company	4.38	11-1-2021	100,000	106,569
				1,163,821

Metals & Mining : 0.10%
Barrick Gold Finance Company LLC	4.40	5-30-2021	600,000	628,135
Barrick Gold Finance Company LLC	5.70	5-30-2041	300,000	281,747
Newmont Mining Corporation	3.50	3-15-2022	600,000	603,851
Newmont Mining Corporation	4.88	3-15-2042	500,000	449,218
Newmont Mining Corporation	6.25	10-1-2039	475,000	486,328
Nucor Corporation	4.00	8-1-2023	189,000	199,101
Nucor Corporation	5.20	8-1-2043	200,000	211,968
Nucor Corporation	5.75	12-1-2017	500,000	526,952

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Metals & Mining (continued)
Nucor Corporation	5.85%	6-1-2018	$150,000	$160,869
Nucor Corporation	6.40	12-1-2037	200,000	232,768
Reliance Steel & Aluminum Company	4.50	4-15-2023	150,000	152,747
Southern Copper Corporation	5.38	4-16-2020	90,000	96,871
Southern Copper Corporation	5.88	4-23-2045	500,000	434,979
Southern Copper Corporation	6.75	4-16-2040	440,000	425,322
Southern Copper Corporation	7.50	7-27-2035	600,000	627,892
				5,518,748

Paper & Forest Products : 0.12%
Domtar Corporation	4.40	4-1-2022	500,000	511,071
Georgia-Pacific LLC	7.25	6-1-2028	325,000	427,537
Georgia-Pacific LLC	8.00	1-15-2024	200,000	260,252
Georgia-Pacific LLC	8.88	5-15-2031	500,000	774,897
International Paper Company	3.65	6-15-2024	500,000	513,900
International Paper Company	4.75	2-15-2022	75,000	82,029
International Paper Company	4.80	6-15-2044	250,000	246,711
International Paper Company	6.00	11-15-2041	535,000	597,193
International Paper Company	7.30	11-15-2039	250,000	319,991
International Paper Company	7.50	8-15-2021	450,000	544,548
International Paper Company	7.95	6-15-2018	1,000,000	1,119,326
MeadWestvaco Corporation	7.95	2-15-2031	50,000	64,056
Plum Creek Timberlands LP	3.25	3-15-2023	275,000	269,912
Plum Creek Timberlands LP	4.70	3-15-2021	500,000	540,028
				6,271,451

Telecommunication Services : 0.91%
Diversified Telecommunication Services : 0.90%
AT&T Incorporated	2.45	6-30-2020	1,250,000	1,256,096
AT&T Incorporated	2.63	12-1-2022	1,000,000	979,360
AT&T Incorporated	3.00	2-15-2022	1,500,000	1,506,689
AT&T Incorporated	3.40	5-15-2025	3,000,000	2,994,489
AT&T Incorporated	3.80	3-15-2022	500,000	521,364
AT&T Incorporated	3.88	8-15-2021	45,000	47,678
AT&T Incorporated	3.90	3-11-2024	500,000	520,419
AT&T Incorporated	4.13	2-17-2026	1,500,000	1,580,085
AT&T Incorporated	4.30	12-15-2042	500,000	467,383
AT&T Incorporated	4.35	6-15-2045	1,000,000	939,500
AT&T Incorporated	4.45	5-15-2021	650,000	704,909
AT&T Incorporated	4.45	4-1-2024	700,000	749,057
AT&T Incorporated	4.60	2-15-2021	350,000	379,989
AT&T Incorporated	4.75	5-15-2046	2,000,000	1,983,120
AT&T Incorporated	5.00	3-1-2021	700,000	771,196
AT&T Incorporated	5.15	3-15-2042	500,000	520,165
AT&T Incorporated	5.20	3-15-2020	330,000	363,987
AT&T Incorporated	5.35	9-1-2040	1,372,000	1,459,870
AT&T Incorporated	5.50	2-1-2018	1,000,000	1,064,097
AT&T Incorporated	5.55	8-15-2041	60,000	65,430
AT&T Incorporated	5.60	5-15-2018	500,000	538,144
AT&T Incorporated	5.80	2-15-2019	800,000	883,606
AT&T Incorporated	6.00	8-15-2040	400,000	454,156
AT&T Incorporated	6.15	9-15-2034	500,000	565,327
AT&T Incorporated	6.30	1-15-2038	500,000	589,197
AT&T Incorporated	6.35	3-15-2040	145,000	169,861
AT&T Incorporated	6.38	3-1-2041	500,000	588,255
AT&T Incorporated	6.50	9-1-2037	970,000	1,166,649
AT&T Incorporated	6.55	2-15-2039	800,000	961,367
AT&T Incorporated	8.25	11-15-2031	536,000	753,324
Qwest Corporation	6.88	9-15-2033	255,000	249,804
Verizon Communications Incorporated	2.45	11-1-2022	600,000	595,054
Verizon Communications Incorporated	2.63	2-21-2020	1,000,000	1,024,418
Verizon Communications Incorporated	3.00	11-1-2021	750,000	771,824
Verizon Communications Incorporated	3.50	11-1-2021	1,000,000	1,056,740
Verizon Communications Incorporated	3.50	11-1-2024	750,000	779,024
Verizon Communications Incorporated	3.65	9-14-2018	1,400,000	1,468,410

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Diversified Telecommunication Services (continued)
Verizon Communications Incorporated	4.15%	3-15-2024	$850,000	$919,053
Verizon Communications Incorporated	4.27	1-15-2036	1,387,000	1,376,806
Verizon Communications Incorporated	4.50	9-15-2020	1,029,000	1,128,666
Verizon Communications Incorporated	4.52	9-15-2048	1,569,000	1,576,172
Verizon Communications Incorporated	4.60	4-1-2021	1,000,000	1,109,728
Verizon Communications Incorporated	4.67	3-15-2055	2,365,000	2,309,754
Verizon Communications Incorporated	4.75	11-1-2041	500,000	515,054
Verizon Communications Incorporated	4.86	8-21-2046	830,000	884,179
Verizon Communications Incorporated	5.01	8-21-2054	1,200,000	1,240,258
Verizon Communications Incorporated	5.15	9-15-2023	3,300,000	3,789,248
Verizon Communications Incorporated	6.00	4-1-2041	500,000	599,042
Verizon Communications Incorporated	6.55	9-15-2043	2,244,000	2,934,896
Verizon Global Funding Corporation	5.85	9-15-2035	175,000	206,064
				50,078,963

Wireless Telecommunication Services : 0.01%
CC Holdings GS V LLC	2.38	12-15-2017	100,000	100,989
CC Holdings GS V LLC	3.85	4-15-2023	500,000	520,018
				621,007

Utilities : 1.88%
Electric Utilities : 1.41%
Alabama Power Company	3.55	12-1-2023	250,000	268,609
Alabama Power Company	3.85	12-1-2042	200,000	201,775
Alabama Power Company	4.15	8-15-2044	150,000	157,182
Alabama Power Company	5.50	3-15-2041	65,000	79,925
Alabama Power Company	6.00	3-1-2039	500,000	633,018
Alabama Power Company	6.13	5-15-2038	105,000	134,752
American Electric Power Company Incorporated	2.95	12-15-2022	200,000	204,661
Appalachian Power Company	3.40	6-1-2025	250,000	259,697
Appalachian Power Company	4.45	6-1-2045	250,000	261,754
Appalachian Power Company	5.80	10-1-2035	315,000	368,087
Appalachian Power Company	6.38	4-1-2036	300,000	373,604
Appalachian Power Company	7.00	4-1-2038	100,000	132,220
Arizona Public Service Company	3.15	5-15-2025	150,000	156,224
Arizona Public Service Company	4.50	4-1-2042	100,000	110,686
Arizona Public Service Company	4.70	1-15-2044	250,000	282,085
Arizona Public Service Company	8.75	3-1-2019	500,000	592,134
Atlantic City Electric Company	7.75	11-15-2018	65,000	74,161
Baltimore Gas & Electric Company	3.50	11-15-2021	500,000	530,395
Carolina Power & Light Company	2.80	5-15-2022	250,000	258,461
Carolina Power & Light Company	5.30	1-15-2019	500,000	548,657
CenterPoint Energy Houston	2.25	8-1-2022	300,000	296,366
CenterPoint Energy Houston	3.55	8-1-2042	250,000	241,569
CenterPoint Energy Houston	4.50	4-1-2044	250,000	277,947
CenterPoint Energy Houston Series K	6.95	3-15-2033	250,000	345,664
Cleco Power LLC	6.00	12-1-2040	300,000	361,505
Cleveland Electric Illuminating Company	5.95	12-15-2036	500,000	535,375
Columbus Southern Power Company	6.05	5-1-2018	200,000	215,190
Commonwealth Edison Company	3.80	10-1-2042	100,000	100,342
Commonwealth Edison Company	4.70	1-15-2044	250,000	287,197
Commonwealth Edison Company	5.80	3-15-2018	500,000	538,716
Commonwealth Edison Company	5.90	3-15-2036	250,000	319,634
Commonwealth Edison Company Series 100	5.88	2-1-2033	65,000	81,599
Connecticut Light & Power Company	4.15	6-1-2045	125,000	132,236
Connecticut Light & Power Company	5.65	5-1-2018	100,000	108,005
Connecticut Light & Power Company	6.35	6-1-2036	200,000	263,414
Consolidated Edison Company of New York Incorporated	4.45	3-15-2044	500,000	550,296
Consolidated Edison Company of New York Incorporated	7.13	12-1-2018	200,000	227,669
Consolidated Edison Company of New York Incorporated Series 06-E	5.70	12-1-2036	250,000	305,642
Consolidated Edison Company of New York Incorporated Series 07-A	6.30	8-15-2037	250,000	322,112
Consolidated Edison Company of New York Incorporated Series 08-A	5.85	4-1-2018	100,000	108,055
Consolidated Edison Company of New York Incorporated Series 08-B	6.75	4-1-2038	300,000	412,378
Consolidated Edison Company of New York Incorporated Series 09-C	5.50	12-1-2039	600,000	723,226

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
Consolidated Edison Company of New York Incorporated Series 12-A	4.20%	3-15-2042	$250,000	$260,802
Delmarva Power & Light Company	4.00	6-1-2042	300,000	307,436
Detroit Edison Company	2.65	6-15-2022	200,000	204,372
Detroit Edison Company	3.45	10-1-2020	500,000	531,357
DTE Electric Company	3.65	3-15-2024	150,000	162,335
DTE Electric Company	6.63	6-1-2036	250,000	347,594
Duke Energy Carolinas LLC	2.50	3-15-2023	750,000	764,663
Duke Energy Carolinas LLC	4.25	12-15-2041	500,000	537,875
Duke Energy Carolinas LLC	6.10	6-1-2037	250,000	323,444
Duke Energy Carolinas LLC Series C	7.00	11-15-2018	100,000	113,287
Duke Energy Corporation	3.05	8-15-2022	100,000	102,035
Duke Energy Corporation	3.95	10-15-2023	200,000	213,831
Duke Energy Corporation	6.45	10-15-2032	375,000	494,402
Duke Energy Florida Incorporated	3.85	11-15-2042	100,000	101,890
Duke Energy Indiana Incorporated	3.75	5-15-2046	250,000	248,435
Duke Energy Indiana Incorporated	4.90	7-15-2043	150,000	175,665
Duke Energy Indiana Incorporated	6.35	8-15-2038	500,000	684,791
Duke Energy Indiana Incorporated	6.45	4-1-2039	65,000	88,998
Duke Energy Ohio Incorporated	5.45	4-1-2019	250,000	276,594
Duke Energy Progress Incorporated	3.00	9-15-2021	250,000	263,251
Duke Energy Progress Incorporated	4.10	3-15-2043	150,000	156,945
Duke Energy Progress Incorporated	4.15	12-1-2044	250,000	266,140
Duke Energy Progress Incorporated	4.38	3-30-2044	250,000	273,217
Entergy Arkansas Incorporated	3.70	6-1-2024	250,000	269,860
Entergy Corporation	5.13	9-15-2020	250,000	272,408
Entergy Gulf States Louisiana LLC	5.59	10-1-2024	120,000	141,856
Entergy Gulf States Louisiana LLC	6.00	5-1-2018	100,000	108,505
Entergy Louisiana LLC	3.25	4-1-2028	500,000	517,750
Entergy Louisiana LLC	4.05	9-1-2023	400,000	438,383
Entergy Louisiana LLC	5.40	11-1-2024	250,000	298,629
Entergy Texas Incorporated	7.13	2-1-2019	200,000	225,501
Exelon Corporation	3.95	6-15-2025	500,000	524,485
Exelon Corporation	4.95	6-15-2035	200,000	216,579
Exelon Corporation	5.10	6-15-2045	400,000	439,314
Exelon Corporation	5.63	6-15-2035	365,000	423,956
Exelon Generation Company LLC	4.25	6-15-2022	225,000	236,310
Exelon Generation Company LLC	5.20	10-1-2019	500,000	546,527
Exelon Generation Company LLC	5.60	6-15-2042	605,000	615,748
Exelon Generation Company LLC	6.25	10-1-2039	500,000	547,433
FirstEnergy Solutions Company	6.80	8-15-2039	164,000	158,482
Florida Power & Light Company	3.25	6-1-2024	500,000	531,689
Florida Power & Light Company	4.05	6-1-2042	250,000	265,790
Florida Power & Light Company	4.13	2-1-2042	300,000	322,870
Florida Power & Light Company	5.25	2-1-2041	200,000	248,262
Florida Power & Light Company	5.65	2-1-2037	363,000	463,579
Florida Power & Light Company	5.95	2-1-2038	320,000	419,990
Florida Power & Light Company	5.96	4-1-2039	250,000	334,803
Florida Power Corporation	5.65	6-15-2018	300,000	325,958
Florida Power Corporation	5.65	4-1-2040	125,000	158,813
Florida Power Corporation	5.80	9-15-2017	200,000	211,350
Florida Power Corporation	6.40	6-15-2038	500,000	688,838
FPL Group Capital Incorporated	6.00	3-1-2019	750,000	822,597
Georgia Power Company	4.25	12-1-2019	375,000	405,943
Georgia Power Company	4.30	3-15-2042	250,000	267,148
Georgia Power Company	4.30	3-15-2043	350,000	365,669
Georgia Power Company	5.40	6-1-2018	200,000	215,257
Georgia Power Company	5.40	6-1-2040	250,000	302,247
Georgia Power Company	5.95	2-1-2039	250,000	315,379
Georgia Power Company Series B	5.70	6-1-2017	100,000	104,375
Great Plains Energy Incorporated	4.85	6-1-2021	50,000	54,291
Iberdrola International BV	6.75	7-15-2036	397,000	504,766
Indiana Michigan Power Company	3.20	3-15-2023	100,000	102,367
Indiana Michigan Power Company	7.00	3-15-2019	500,000	565,887
Interstate Power & Light Company	4.70	10-15-2043	300,000	328,781
Interstate Power & Light Company	6.25	7-15-2039	30,000	39,702
Jersey Central Power & Light Company	7.35	2-1-2019	250,000	280,834
Kansas City Power & Light Company	3.15	3-15-2023	200,000	202,436
Kansas City Power & Light Company	6.38	3-1-2018	250,000	268,114
Kansas City Power & Light Company	7.15	4-1-2019	200,000	227,105

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
Kentucky Utilities Company	3.25%	11-1-2020	$250,000	$263,226
Kentucky Utilities Company	5.13	11-1-2040	500,000	599,884
LG&E & KU Energy LLC	3.75	11-15-2020	100,000	105,697
MidAmerican Energy Holdings Company	2.40	3-15-2019	500,000	512,706
MidAmerican Energy Holdings Company	4.80	9-15-2043	300,000	354,265
MidAmerican Energy Holdings Company	5.30	3-15-2018	250,000	267,244
MidAmerican Energy Holdings Company	5.80	10-15-2036	75,000	95,876
MidAmerican Energy Holdings Company	5.95	5-15-2037	300,000	377,869
MidAmerican Energy Holdings Company	6.13	4-1-2036	200,000	256,657
MidAmerican Energy Holdings Company	6.50	9-15-2037	500,000	671,357
MidAmerican Energy Holdings Company	6.75	12-30-2031	150,000	203,556
Nevada Power Company	5.45	5-15-2041	120,000	150,102
Nevada Power Company	6.75	7-1-2037	200,000	273,119
Nevada Power Company	7.13	3-15-2019	300,000	345,393
NiSource Finance Corporation	4.80	2-15-2044	850,000	921,732
NiSource Finance Corporation	5.45	9-15-2020	415,000	466,116
NiSource Finance Corporation	5.65	2-1-2045	200,000	242,837
NiSource Finance Corporation	6.13	3-1-2022	100,000	118,001
NiSource Finance Corporation	6.40	3-15-2018	699,000	754,108
NiSource Finance Corporation	6.80	1-15-2019	90,000	101,045
Northeast Utilities	1.45	5-1-2018	350,000	348,318
Northeast Utilities	2.80	5-1-2023	175,000	177,028
Northern States Power Company of Minnesota	2.15	8-15-2022	250,000	250,046
Northern States Power Company of Minnesota	2.60	5-15-2023	150,000	152,749
Northern States Power Company of Minnesota	3.40	8-15-2042	250,000	239,645
Northern States Power Company of Minnesota	5.25	3-1-2018	500,000	533,833
Northern States Power Company of Minnesota	5.35	11-1-2039	40,000	50,300
Northern States Power Company of Minnesota	6.20	7-1-2037	300,000	403,034
NSTAR Electric Company	2.38	10-15-2022	200,000	201,095
NSTAR Electric Company	4.40	3-1-2044	250,000	275,923
NSTAR Electric Company	5.50	3-15-2040	100,000	123,114
Oglethorpe Power Corporation	4.55	6-1-2044	250,000	254,625
Oglethorpe Power Corporation	5.38	11-1-2040	300,000	347,950
Oglethorpe Power Corporation	5.95	11-1-2039	150,000	181,605
Ohio Edison Company	6.88	7-15-2036	250,000	305,734
Ohio Edison Company	8.25	10-15-2038	200,000	295,916
Ohio Power Company	5.38	10-1-2021	65,000	74,400
Ohio Power Company	6.60	2-15-2033	194,000	243,136
Ohio Power Company	6.60	3-1-2033	150,000	186,389
Oklahoma Gas & Electric Company	4.55	3-15-2044	250,000	276,338
Oklahoma Gas & Electric Company	5.25	5-15-2041	100,000	118,011
Oklahoma Gas & Electric Company	5.85	6-1-2040	100,000	128,618
Oncor Electric Delivery Company LLC	4.10	6-1-2022	500,000	543,075
Oncor Electric Delivery Company LLC	4.55	12-1-2041	200,000	217,062
Oncor Electric Delivery Company LLC	5.25	9-30-2040	250,000	295,414
Oncor Electric Delivery Company LLC	6.80	9-1-2018	500,000	555,550
Oncor Electric Delivery Company LLC	7.00	5-1-2032	175,000	234,947
Oncor Electric Delivery Company LLC	7.50	9-1-2038	200,000	281,397
Pacific Gas & Electric Company	2.95	3-1-2026	500,000	509,940
PacifiCorp	3.60	4-1-2024	250,000	268,290
PacifiCorp	4.10	2-1-2042	100,000	105,758
PacifiCorp	5.65	7-15-2018	600,000	653,808
PacifiCorp	5.75	4-1-2037	250,000	316,498
PacifiCorp	6.00	1-15-2039	500,000	659,133
PacifiCorp	6.25	10-15-2037	720,000	961,410
PECO Energy Company	2.38	9-15-2022	750,000	752,987
PECO Energy Company	4.15	10-1-2044	350,000	380,352
Portland General Electric Company	6.10	4-15-2019	250,000	279,570
Potomac Electric Power Company	3.60	3-15-2024	250,000	267,338
Potomac Electric Power Company	6.50	11-15-2037	200,000	271,946
PPL Capital Funding Incorporated	1.90	6-1-2018	100,000	99,919
PPL Capital Funding Incorporated	3.40	6-1-2023	500,000	513,464
PPL Capital Funding Incorporated	3.95	3-15-2024	250,000	266,247
PPL Capital Funding Incorporated	4.20	6-15-2022	200,000	216,906
PPL Capital Funding Incorporated	4.70	6-1-2043	125,000	133,512
PPL Capital Funding Incorporated	5.00	3-15-2044	250,000	274,952
PPL Electric Utilities	4.75	7-15-2043	150,000	174,869
PPL Electric Utilities	5.20	7-15-2041	200,000	245,959

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
PPL Electric Utilities	6.25%	5-15-2039	$45,000	$61,816
Progress Energy Incorporated	3.15	4-1-2022	500,000	511,772
Progress Energy Incorporated	4.10	5-15-2042	250,000	262,238
Progress Energy Incorporated	4.40	1-15-2021	250,000	271,488
Progress Energy Incorporated	4.55	4-1-2020	75,000	81,110
Progress Energy Incorporated	6.00	12-1-2039	300,000	368,567
Progress Energy Incorporated	6.30	4-1-2038	50,000	67,098
Progress Energy Incorporated	7.00	10-30-2031	500,000	655,360
Progress Energy Incorporated	7.75	3-1-2031	300,000	416,413
PSEG Power LLC	2.45	11-15-2018	300,000	301,167
PSEG Power LLC	4.15	9-15-2021	250,000	261,994
PSEG Power LLC «	4.30	11-15-2023	300,000	308,151
PSEG Power LLC	5.13	4-15-2020	280,000	303,426
PSEG Power LLC	8.63	4-15-2031	75,000	90,242
Public Service Company of Colorado	2.25	9-15-2022	100,000	100,555
Public Service Company of Colorado	2.50	3-15-2023	250,000	250,087
Public Service Company of Colorado	3.20	11-15-2020	300,000	316,380
Public Service Company of Colorado	3.60	9-15-2042	200,000	197,738
Public Service Company of Colorado	3.95	3-15-2043	125,000	131,411
Public Service Company of Colorado	4.30	3-15-2044	250,000	273,504
Public Service Company of Colorado	5.13	6-1-2019	50,000	55,169
Public Service Company of New Hampshire	3.50	11-1-2023	300,000	314,663
Public Service Company of Oklahoma	4.40	2-1-2021	100,000	108,034
Public Service Company of Oklahoma	5.15	12-1-2019	40,000	44,136
Public Service Electric & Gas Company	2.00	8-15-2019	200,000	202,941
Public Service Electric & Gas Company	2.38	5-15-2023	200,000	200,186
Public Service Electric & Gas Company	3.65	9-1-2042	250,000	251,608
Public Service Electric & Gas Company	3.80	1-1-2043	200,000	205,551
Public Service Electric & Gas Company	3.95	5-1-2042	100,000	104,321
Public Service Electric & Gas Company	5.80	5-1-2037	100,000	125,264
South Carolina Electric & Gas Company	4.35	2-1-2042	600,000	624,631
South Carolina Electric & Gas Company	6.50	11-1-2018	525,000	585,297
Southern California Edison Company	3.88	6-1-2021	270,000	294,396
Southern California Edison Company	3.90	3-15-2043	150,000	155,118
Southern California Edison Company	4.05	3-15-2042	500,000	526,094
Southern California Edison Company	5.50	8-15-2018	500,000	545,789
Southern California Edison Company	5.50	3-15-2040	200,000	252,316
Southern California Edison Company	6.00	1-15-2034	100,000	129,325
Southern California Edison Company	6.05	3-15-2039	350,000	463,967
Southern California Edison Company Series 05-E	5.35	7-15-2035	180,000	219,138
Southern Company	2.15	9-1-2019	500,000	503,453
Southern Company	2.45	9-1-2018	180,000	183,221
Southern Company	2.75	6-15-2020	250,000	256,145
Southern Company	2.95	7-1-2023	1,000,000	1,014,390
Southern Company	3.25	7-1-2026	1,250,000	1,265,125
Southern Company	4.40	7-1-2046	600,000	610,050
Southwestern Electric Power Company	6.20	3-15-2040	50,000	60,854
Southwestern Public Service Company	6.00	10-1-2036	100,000	124,022
System Energy Resources	4.10	4-1-2023	150,000	155,750
Tampa Electric Company	2.60	9-15-2022	200,000	201,642
Tampa Electric Company	4.20	5-15-2045	300,000	314,504
Tampa Electric Company	6.10	5-15-2018	100,000	107,999
Tampa Electric Company	6.15	5-15-2037	75,000	97,141
Toleda Edison Company	6.15	5-15-2037	50,000	59,291
TXU Electric Delivery Company	7.25	1-15-2033	75,000	104,529
Union Electric Company	3.90	9-15-2042	250,000	257,133
Union Electric Company	6.40	6-15-2017	500,000	527,253
Union Electric Company	8.45	3-15-2039	80,000	129,106
Virginia Electric & Power Company	3.10	5-15-2025	100,000	103,520
Virginia Electric & Power Company	3.45	2-15-2024	150,000	158,957
Virginia Electric & Power Company	4.00	1-15-2043	325,000	336,008
Virginia Electric & Power Company	4.20	5-15-2045	150,000	159,031
Virginia Electric & Power Company	4.45	2-15-2044	150,000	162,923
Virginia Electric & Power Company	5.00	6-30-2019	200,000	218,043
Virginia Electric & Power Company	8.88	11-15-2038	300,000	489,998
Virginia Electric & Power Company Series B	3.45	9-1-2022	1,000,000	1,056,827
Virginia Electric & Power Company Series B	6.00	1-15-2036	100,000	127,054
Westar Energy Incorporated	4.10	4-1-2043	300,000	317,119
Westar Energy Incorporated	4.13	3-1-2042	500,000	530,740

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
Wisconsin Electric Power Company	1.70%	6-15-2018	$150,000	$150,451
Wisconsin Electric Power Company	4.25	12-15-2019	350,000	377,641
Wisconsin Electric Power Company	5.63	5-15-2033	100,000	124,095
Wisconsin Electric Power Company	5.70	12-1-2036	150,000	190,145
Wisconsin Power & Light Company	4.10	10-15-2044	250,000	259,029
Wisconsin Power & Light Company	5.00	7-15-2019	50,000	54,610
Wisconsin Power & Light Company	6.38	8-15-2037	250,000	334,042
Wisconsin Public Service Corporation	4.75	11-1-2044	400,000	465,415
				78,562,766

Gas Utilities : 0.09%
Atmos Energy Corporation	4.13	10-15-2044	350,000	359,431
Atmos Energy Corporation	4.15	1-15-2043	161,000	165,516
Atmos Energy Corporation	5.50	6-15-2041	60,000	72,639
Atmos Energy Corporation	6.35	6-15-2017	50,000	52,345
Atmos Energy Corporation	8.50	3-15-2019	250,000	293,652
CenterPoint Energy Resources Corporation	4.50	1-15-2021	65,000	68,616
CenterPoint Energy Resources Corporation	5.85	1-15-2041	110,000	124,068
CenterPoint Energy Resources Corporation	6.00	5-15-2018	100,000	106,894
CenterPoint Energy Resources Corporation	6.13	11-1-2017	150,000	157,938
CenterPoint Energy Resources Corporation	6.63	11-1-2037	50,000	60,628
KeySpan Corporation	5.80	4-1-2035	125,000	146,462
Laclede Group Incorporated	4.70	8-15-2044	250,000	252,756
National Fuel Gas Company	3.75	3-1-2023	312,000	290,630
One Gas Incorporated	2.07	2-1-2019	100,000	100,722
One Gas Incorporated	3.61	2-1-2024	100,000	104,211
One Gas Incorporated	4.66	2-1-2044	50,000	55,538
Panhandle Eastern Pipe Line Company LP	6.20	11-1-2017	400,000	410,107
Piedmont Natural Gas Company	4.65	8-1-2043	50,000	54,694
Sempra Energy	2.88	10-1-2022	200,000	201,280
Sempra Energy	3.55	6-15-2024	1,000,000	1,032,081
Sempra Energy	6.00	10-15-2039	300,000	360,067
Southern California Gas Company	3.75	9-15-2042	200,000	200,650
Southern California Gas Company	5.13	11-15-2040	100,000	120,447
Southern California Gas Company	5.75	11-15-2035	75,000	92,712
				4,884,084

Independent Power & Renewable Electricity Producers : 0.02%
Constellation Energy Group Incorporated	5.15	12-1-2020	100,000	110,808
Southern Power Company	5.15	9-15-2041	500,000	521,478
Southern Power Company	5.25	7-15-2043	120,000	125,443
Tri-State Generation & Transmission Association Incorporated	3.70	11-1-2024	100,000	104,146
Tri-State Generation & Transmission Association Incorporated	4.70	11-1-2044	100,000	105,846
				967,721

Multi-Utilities : 0.34%
Ameren Illinois Company	4.30	7-1-2044	500,000	545,504
Ameren Illinois Company	4.80	12-15-2043	100,000	116,493
Ameren Illinois Company	6.13	11-15-2017	100,000	106,818
Avista Corporation	5.13	4-1-2022	55,000	61,077
Berkshire Hathaway Energy	2.00	11-15-2018	250,000	252,815
Berkshire Hathaway Energy	3.75	11-15-2023	500,000	537,077
Berkshire Hathaway Energy	5.15	11-15-2043	400,000	470,519
Black Hills Corporation	4.25	11-30-2023	300,000	321,580
CMS Energy Corporation	3.88	3-1-2024	500,000	535,530
CMS Energy Corporation	4.70	3-31-2043	125,000	135,593
CMS Energy Corporation	5.05	3-15-2022	350,000	391,787
Consumers Energy Company	3.95	5-15-2043	200,000	208,165
Consumers Energy Company	4.35	8-31-2064	150,000	157,118
Consumers Energy Company	5.65	9-15-2018	150,000	163,591
Consumers Energy Company	6.70	9-15-2019	500,000	579,231
Dominion Resources Incorporated	1.90	6-15-2018	200,000	200,106
Dominion Resources Incorporated	2.50	12-1-2019	188,000	190,503
Dominion Resources Incorporated	2.75	9-15-2022	200,000	198,342

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Multi-Utilities (continued)
Dominion Resources Incorporated	3.63%	12-1-2024	$300,000	$306,242
Dominion Resources Incorporated	4.05	9-15-2042	250,000	239,399
Dominion Resources Incorporated	4.45	3-15-2021	100,000	108,688
Dominion Resources Incorporated	4.70	12-1-2044	250,000	261,189
Dominion Resources Incorporated	4.90	8-1-2041	60,000	63,071
Dominion Resources Incorporated	5.95	6-15-2035	225,000	262,721
Dominion Resources Incorporated	6.40	6-15-2018	750,000	816,617
Dominion Resources Incorporated	7.00	6-15-2038	500,000	642,649
DTE Energy Company 144A	3.30	6-15-2022	100,000	102,837
DTE Energy Company	3.85	12-1-2023	243,000	257,390
Eversource Energy	4.50	11-15-2019	100,000	108,619
Integrys Energy Group	4.17	11-1-2020	200,000	215,672
Louisville Gas & Electric Company	5.13	11-15-2040	125,000	147,798
NorthWestern Corporation	4.18	11-15-2044	300,000	310,558
Pacific Gas & Electric Company	2.45	8-15-2022	250,000	251,549
Pacific Gas & Electric Company	3.40	8-15-2024	650,000	685,756
Pacific Gas & Electric Company	3.50	6-15-2025	150,000	159,541
Pacific Gas & Electric Company	3.75	8-15-2042	200,000	197,988
Pacific Gas & Electric Company	4.25	5-15-2021	500,000	547,626
Pacific Gas & Electric Company	4.30	3-15-2045	200,000	215,182
Pacific Gas & Electric Company	5.40	1-15-2040	700,000	856,295
Pacific Gas & Electric Company	5.80	3-1-2037	500,000	633,790
Pacific Gas & Electric Company	6.05	3-1-2034	500,000	654,515
Pacific Gas & Electric Company	6.35	2-15-2038	100,000	132,163
Pacific Gas & Electric Company	8.25	10-15-2018	250,000	288,040
Pacific Gas & Electric Corporation	5.13	11-15-2043	250,000	299,173
Puget Energy Incorporated	3.65	5-15-2025	200,000	201,652
Puget Energy Incorporated	6.00	9-1-2021	250,000	284,074
Puget Sound Energy Incorporated	4.43	11-15-2041	500,000	544,303
Puget Sound Energy Incorporated	5.76	10-1-2039	400,000	513,109
Puget Sound Energy Incorporated	5.80	3-15-2040	50,000	64,261
Puget Sound Energy Incorporated	6.27	3-15-2037	330,000	436,828
San Diego Gas & Electric Company	3.00	8-15-2021	750,000	789,821
San Diego Gas & Electric Company	5.35	5-15-2035	100,000	121,429
San Diego Gas & Electric Company	6.00	6-1-2039	530,000	698,271
Scana Corporation	4.75	5-15-2021	250,000	264,461
WEC Energy Group Incorporated	1.65	6-15-2018	150,000	150,499
WEC Energy Group Incorporated	2.45	6-15-2020	150,000	152,801
WEC Energy Group Incorporated	3.55	6-15-2025	200,000	209,168
Xcel Energy Incorporated	4.70	5-15-2020	250,000	271,963
Xcel Energy Incorporated	4.80	9-15-2041	250,000	276,320
				18,915,877

Water Utilities : 0.02%
American Water Capital Corporation	3.40	3-1-2025	300,000	316,828
American Water Capital Corporation	6.09	10-15-2017	750,000	794,400
				1,111,228

Total Corporate Bonds and Notes (Cost $1,127,261,135)				1,184,553,707

Foreign Government Bonds @: 25.31%
Australian Government Bond Series 122 (AUD)	5.25	3-15-2019	1,850,000	1,467,922
Australian Government Bond Series 124 (AUD)	5.75	5-15-2021	1,950,000	1,669,827
Australian Government Bond Series 126 (AUD)	4.50	4-15-2020	2,100,000	1,676,878
Australian Government Bond Series 128 (AUD)	5.75	7-15-2022	300,000	263,676
Australian Government Bond Series 128 (AUD)	5.75	7-15-2022	1,600,000	1,406,273
Australian Government Bond Series 132 (AUD)	5.50	1-21-2018	1,950,000	1,495,799
Australian Government Bond Series 133 (AUD)	5.50	4-21-2023	1,900,000	1,674,515
Australian Government Bond Series 135 (AUD)	4.25	7-21-2017	1,475,000	1,096,298
Australian Government Bond Series 136 (AUD)	4.75	4-21-2027	2,000,000	1,774,557
Australian Government Bond Series 137 (AUD)	2.75	4-21-2024	2,150,000	1,617,656
Australian Government Bond Series 138 (AUD)	3.25	4-21-2029	1,050,000	817,872
Australian Government Bond Series 139 (AUD)	3.25	4-21-2025	2,550,000	1,989,918
Australian Government Bond Series 140 (AUD)	4.50	4-21-2033	1,000,000	895,009
Australian Government Bond Series 141 (AUD)	3.25	10-21-2018	1,565,000	1,172,707
Australian Government Bond Series 142 (AUD)	4.25	4-21-2026	2,250,000	1,904,298

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Australian Government Bond Series 143 (AUD)	2.75%	10-21-2019	1,650,000	$1,234,863
Australian Government Bond Series 144 (AUD)	3.75	4-21-2037	700,000	569,531
Australian Government Bond Series 145 (AUD)	2.75	6-21-2035	750,000	530,284
Australian Government Bond Series 146 (AUD)	1.75	11-21-2020	725,000	523,375
Australian Government Bond Series 147 (AUD)	3.25	6-21-2039	300,000	224,267
Australian Government Bond Series 148 (AUD)	2.75	11-21-2027	1,000,000	747,237
Australian Government Bond Series 149 (AUD)	2.25	5-21-2028	1,000,000	706,380
Belgium Government Bond Series 31 (EUR)	5.50	3-28-2028	2,025,000	3,501,154
Belgium Government Bond Series 40 (EUR) 144A	5.50	9-28-2017	400,000	480,451
Belgium Government Bond Series 44 (EUR) 144A	5.00	3-28-2035	1,880,000	3,479,049
Belgium Government Bond Series 48 (EUR)	4.00	3-28-2022	1,200,000	1,659,197
Belgium Government Bond Series 52 (EUR) 144A	4.00	3-28-2018	1,000,000	1,203,876
Belgium Government Bond Series 55 (EUR)	4.00	3-28-2019	1,000,000	1,253,093
Belgium Government Bond Series 58 (EUR) 144A	3.75	9-28-2020	1,650,000	2,160,793
Belgium Government Bond Series 60 (EUR) 144A	4.25	3-28-2041	1,375,000	2,477,817
Belgium Government Bond Series 61 (EUR) 144A	4.25	9-28-2021	1,450,000	1,997,712
Belgium Government Bond Series 62 (EUR)	3.00	9-28-2019	1,150,000	1,424,521
Belgium Government Bond Series 63 (EUR) 144A	3.50	6-28-2017	1,150,000	1,334,433
Belgium Government Bond Series 64 (EUR) 144A	4.50	3-28-2026	900,000	1,396,151
Belgium Government Bond Series 65 (EUR)	4.25	9-28-2022	1,640,000	2,325,913
Belgium Government Bond Series 66 (EUR)	4.00	3-28-2032	300,000	482,789
Belgium Government Bond Series 68 (EUR)	2.25	6-22-2023	1,150,000	1,481,333
Belgium Government Bond Series 69 (EUR)	1.25	6-22-2018	1,250,000	1,440,187
Belgium Government Bond Series 71 (EUR)	3.75	6-22-2045	750,000	1,291,926
Belgium Government Bond Series 72 (EUR) 144A	2.60	6-22-2024	1,600,000	2,121,156
Belgium Government Bond Series 73 (EUR) 144A	3.00	6-22-2034	750,000	1,094,848
Belgium Government Bond Series 74 (EUR) 144A	0.80	6-22-2025	960,000	1,108,266
Belgium Government Bond Series 75 (EUR) 144A	1.00	6-22-2031	100,000	111,790
Belgium Government Bond Series 76 (EUR) 144A	1.90	6-22-2038	325,000	402,438
Belgium Government Bond Series 77 (EUR) 144A	1.00	6-22-2026	400,000	465,842
Belgium Government Bond Series 78 (EUR) 144A	1.60	6-22-2047	500,000	562,417
Belgium Government Bond Series 79 (EUR) 144A	0.20	10-22-2023	500,000	560,431
Belgium Government Bond Series 80 (EUR) 144A	2.15	6-22-2066	400,000	474,336
Bonos y Obligaciones del Estado (EUR)	0.25	4-30-2018	1,100,000	1,232,015
Bonos y Obligaciones del Estado (EUR)	0.25	1-31-2019	250,000	280,025
Bonos y Obligaciones del Estado (EUR)	0.50	10-31-2017	1,500,000	1,683,329
Bonos y Obligaciones del Estado (EUR)	0.75	7-30-2021	500,000	563,960
Bonos y Obligaciones del Estado (EUR)	1.15	7-30-2020	2,050,000	2,362,791
Bonos y Obligaciones del Estado (EUR)	1.40	1-31-2020	1,150,000	1,336,144
Bonos y Obligaciones del Estado (EUR) 144A	1.60	4-30-2025	1,750,000	1,995,271
Bonos y Obligaciones del Estado (EUR) 144A	1.95	4-30-2026	2,000,000	2,319,286
Bonos y Obligaciones del Estado (EUR) 144A	1.95	7-30-2030	1,800,000	2,009,179
Bonos y Obligaciones del Estado (EUR) 144A	2.15	10-31-2025	2,000,000	2,369,874
Bonos y Obligaciones del Estado (EUR)	2.75	4-30-2019	2,100,000	2,519,874
Bonos y Obligaciones del Estado (EUR) 144A	2.75	10-31-2024	1,800,000	2,241,080
Bonos y Obligaciones del Estado (EUR) 144A	2.90	10-31-2046	500,000	576,495
Bonos y Obligaciones del Estado (EUR) 144A	3.45	7-30-2066	300,000	348,479
Bonos y Obligaciones del Estado (EUR)	3.75	10-31-2018	1,300,000	1,579,732
Bonos y Obligaciones del Estado (EUR) 144A	3.80	4-30-2024	1,800,000	2,401,186
Bonos y Obligaciones del Estado (EUR) 144A	4.10	7-30-2018	2,100,000	2,548,258
Bonos y Obligaciones del Estado (EUR) 144A	4.40	10-31-2023	1,650,000	2,285,436
Bonos y Obligaciones del Estado (EUR)	4.50	1-31-2018	2,050,000	2,455,694
Bonos y Obligaciones del Estado (EUR) 144A	5.15	10-31-2028	1,250,000	1,908,635
Bonos y Obligaciones del Estado (EUR) 144A	5.15	10-31-2044	1,000,000	1,668,246
Bonos y Obligaciones del Estado (EUR) 144A	5.40	1-31-2023	1,950,000	2,820,074
Bundesobligation Series 164 (EUR)	0.50	10-13-2017	1,925,000	2,171,259
Bundesobligation Series 165 (EUR)	0.50	2-23-2018	1,900,000	2,151,166
Bundesobligation Series 166 (EUR)	0.25	4-13-2018	1,300,000	1,467,228
Bundesobligation Series 167 (EUR)	1.00	10-12-2018	1,800,000	2,074,910
Bundesobligation Series 168 (EUR)	1.00	2-22-2019	1,650,000	1,912,849
Bundesobligation Series 169 (EUR)	0.50	4-12-2019	1,500,000	1,717,833
Bundesobligation Series 170 (EUR)	0.25	10-11-2019	1,000,000	1,140,896
Bundesobligation Series 171 (EUR) ¤	0.00	4-17-2020	1,100,000	1,246,479
Bundesobligation Series 172 (EUR)	0.25	10-16-2020	1,000,000	1,145,955
Bundesobligation Series 173 (EUR) ¤	0.00	4-9-2021	1,700,000	1,925,382
Bundesrepublik Deutschland (EUR)	0.50	2-15-2025	1,600,000	1,856,098
Bundesrepublik Deutschland (EUR)	0.50	2-15-2026	2,000,000	2,299,523
Bundesrepublik Deutschland (EUR)	1.00	8-15-2024	1,750,000	2,116,627

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Bundesrepublik Deutschland (EUR)	1.00%	8-15-2025	2,000,000	$2,412,533
Bundesrepublik Deutschland (EUR)	1.50	9-4-2022	1,750,000	2,165,436
Bundesrepublik Deutschland (EUR)	1.50	2-15-2023	1,750,000	2,173,430
Bundesrepublik Deutschland (EUR)	1.50	5-15-2023	1,500,000	1,868,647
Bundesrepublik Deutschland (EUR)	1.50	5-15-2024	1,500,000	1,882,459
Bundesrepublik Deutschland (EUR)	1.75	7-4-2022	2,000,000	2,502,275
Bundesrepublik Deutschland (EUR)	1.75	2-15-2024	1,700,000	2,166,557
Bundesrepublik Deutschland (EUR)	2.00	1-4-2022	2,000,000	2,516,572
Bundesrepublik Deutschland (EUR)	2.00	8-15-2023	1,575,000	2,029,200
Bundesrepublik Deutschland (EUR)	2.25	9-4-2020	1,125,000	1,397,170
Bundesrepublik Deutschland (EUR)	2.50	1-4-2021	1,950,000	2,463,387
Bundesrepublik Deutschland (EUR)	2.50	7-4-2044	1,550,000	2,435,436
Bundesrepublik Deutschland (EUR)	2.50	8-15-2046	1,500,000	2,391,184
Bundesrepublik Deutschland (EUR)	3.00	7-4-2020	2,100,000	2,669,262
Bundesrepublik Deutschland (EUR)	3.25	7-4-2021	1,500,000	1,979,670
Bundesrepublik Deutschland (EUR)	3.25	7-4-2042	1,300,000	2,273,271
Bundesrepublik Deutschland (EUR)	4.75	7-4-2040	175,000	365,026
Bundesrepublik Deutschland Series 00 (EUR)	5.50	1-4-2031	1,175,000	2,242,882
Bundesrepublik Deutschland Series 00 (EUR)	6.25	1-4-2030	850,000	1,691,710
Bundesrepublik Deutschland Series 03 (EUR)	4.75	7-4-2034	1,600,000	3,050,478
Bundesrepublik Deutschland Series 05 (EUR)	4.00	1-4-2037	2,000,000	3,639,902
Bundesrepublik Deutschland Series 07 (EUR)	4.00	1-4-2018	2,100,000	2,505,490
Bundesrepublik Deutschland Series 08 (EUR)	4.25	7-4-2018	2,250,000	2,754,460
Bundesrepublik Deutschland Series 08 (EUR)	4.75	7-4-2040	1,250,000	2,607,330
Bundesrepublik Deutschland Series 09 (EUR)	3.25	1-4-2020	2,000,000	2,527,080
Bundesrepublik Deutschland Series 09 (EUR)	3.50	7-4-2019	2,550,000	3,191,118
Bundesrepublik Deutschland Series 09 (EUR)	3.75	1-4-2019	1,750,000	2,164,213
Bundesrepublik Deutschland Series 161 (EUR)	2.25	9-4-2021	1,500,000	1,900,888
Bundesrepublik Deutschland Series 2007 (EUR)	4.25	7-4-2017	2,000,000	2,341,136
Bundesrepublik Deutschland Series 2007 (EUR)	4.25	7-4-2039	1,250,000	2,421,255
Bundesrepublik Deutschland Series 94 (EUR)	6.25	1-4-2024	855,000	1,416,540
Bundesrepublik Deutschland Series 97 (EUR)	6.50	7-4-2027	1,200,000	2,264,083
Bundesrepublik Deutschland Series 98 (EUR)	4.75	7-4-2028	1,300,000	2,222,322
Bundesrepublik Deutschland Series 98 (EUR)	5.63	1-4-2028	1,400,000	2,521,969
Bundesschatzanweisungen (EUR) ¤	0.00	9-15-2017	500,000	560,005
Bundesschatzanweisungen (EUR) ¤	0.00	12-15-2017	1,000,000	1,121,420
Bundesschatzanweisungen (EUR) ¤	0.00	3-16-2018	700,000	785,926
Bundesschatzanweisungen (EUR) ¤	0.00	6-15-2018	500,000	562,194
Canadian Government Bond (CAD)	0.25	11-1-2017	1,500,000	1,137,957
Canadian Government Bond (CAD)	0.25	5-1-2018	650,000	492,252
Canadian Government Bond (CAD)	0.75	9-1-2020	1,000,000	764,296
Canadian Government Bond (CAD)	0.75	9-1-2021	1,500,000	1,139,052
Canadian Government Bond (CAD)	1.25	8-1-2017	1,580,000	1,213,793
Canadian Government Bond (CAD)	1.25	2-1-2018	600,000	462,339
Canadian Government Bond (CAD)	1.25	3-1-2018	1,075,000	828,923
Canadian Government Bond (CAD)	1.25	9-1-2018	800,000	618,715
Canadian Government Bond (CAD)	1.50	9-1-2017	1,275,000	982,995
Canadian Government Bond (CAD)	1.50	3-1-2020	1,000,000	785,931
Canadian Government Bond (CAD)	1.50	6-1-2023	1,550,000	1,223,476
Canadian Government Bond (CAD)	1.75	3-1-2019	1,000,000	786,358
Canadian Government Bond (CAD)	1.75	9-1-2019	1,100,000	868,315
Canadian Government Bond (CAD)	2.25	6-1-2025	1,200,000	996,896
Canadian Government Bond (CAD)	2.50	6-1-2024	1,300,000	1,098,113
Canadian Government Bond (CAD)	2.75	6-1-2022	1,450,000	1,226,609
Canadian Government Bond (CAD)	2.75	12-1-2048	550,000	497,741
Canadian Government Bond (CAD)	2.75	12-1-2064	500,000	479,708
Canadian Government Bond (CAD)	3.25	6-1-2021	1,000,000	855,447
Canadian Government Bond (CAD)	3.50	6-1-2020	1,350,000	1,143,549
Canadian Government Bond (CAD)	3.50	12-1-2045	1,450,000	1,487,208
Canadian Government Bond (CAD)	3.75	6-1-2019	1,600,000	1,332,282
Canadian Government Bond (CAD)	4.00	6-1-2017	850,000	670,115
Canadian Government Bond (CAD)	4.00	6-1-2041	1,250,000	1,334,350
Canadian Government Bond (CAD)	4.25	6-1-2018	1,000,000	817,432
Canadian Government Bond (CAD)	5.00	6-1-2037	1,100,000	1,280,642
Canadian Government Bond (CAD)	5.75	6-1-2029	1,200,000	1,358,292
Canadian Government Bond (CAD)	5.75	6-1-2033	1,300,000	1,559,941
Canadian Government Bond (CAD)	8.00	6-1-2023	195,000	219,525
Canadian Government Bond (CAD)	8.00	6-1-2027	593,000	754,564
Canadian Government Bond (CAD)	9.00	6-1-2025	200,000	254,353

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Certificato di Credito del Tesoro (EUR) ¤	0.00%	8-30-2017	700,000	$779,854
Denmark Government Bond (DKK)	0.25	11-15-2018	2,000,000	304,157
Denmark Government Bond (DKK)	1.50	11-15-2023	5,700,000	938,625
Denmark Government Bond (DKK)	1.75	11-15-2025	4,500,000	756,770
Denmark Government Bond (DKK)	3.00	11-15-2021	8,000,000	1,398,915
Denmark Government Bond (DKK)	4.00	11-15-2017	5,700,000	908,204
Denmark Government Bond (DKK)	4.00	11-15-2019	9,400,000	1,617,323
Denmark Government Bond (DKK)	4.50	11-15-2039	11,250,000	2,929,170
Denmark Government Bond (DKK)	7.00	11-10-2024	2,500,000	589,293
France Government Bond (EUR) ¤	0.00	5-25-2020	1,600,000	1,801,657
France Government Bond (EUR) ¤	0.00	2-25-2018	1,925,000	2,157,971
France Government Bond (EUR) ¤	0.00	2-25-2019	1,300,000	1,461,876
France Government Bond (EUR) ¤	0.00	5-25-2021	1,000,000	1,122,909
France Government Bond (EUR)	0.25	11-25-2020	1,500,000	1,705,860
France Government Bond (EUR)	0.50	11-25-2019	2,250,000	2,577,541
France Government Bond (EUR)	0.50	5-25-2025	2,900,000	3,272,634
France Government Bond (EUR)	0.50	5-25-2026	1,000,000	1,113,823
France Government Bond (EUR)	1.00	5-25-2018	1,925,000	2,202,612
France Government Bond (EUR)	1.00	11-25-2018	1,500,000	1,727,733
France Government Bond (EUR)	1.00	5-25-2019	2,500,000	2,897,085
France Government Bond (EUR)	1.00	11-25-2025	1,600,000	1,877,249
France Government Bond (EUR) 144A	1.25	5-25-2036	1,000,000	1,115,766
France Government Bond (EUR)	1.50	5-25-2031	1,500,000	1,801,542
France Government Bond (EUR)	1.75	5-25-2023	2,700,000	3,364,979
France Government Bond (EUR)	1.75	11-25-2024	2,650,000	3,316,440
France Government Bond (EUR) 144A	1.75	5-25-2066	500,000	545,393
France Government Bond (EUR)	2.25	10-25-2022	2,700,000	3,445,881
France Government Bond (EUR)	2.25	5-25-2024	2,950,000	3,823,868
France Government Bond (EUR)	2.50	10-25-2020	3,100,000	3,871,165
France Government Bond (EUR)	2.50	5-25-2030	2,375,000	3,220,004
France Government Bond (EUR)	2.75	10-25-2027	3,300,000	4,528,974
France Government Bond (EUR)	3.00	4-25-2022	2,675,000	3,523,968
France Government Bond (EUR)	3.25	10-25-2021	3,500,000	4,614,748
France Government Bond (EUR)	3.25	5-25-2045	1,150,000	1,819,619
France Government Bond (EUR)	3.50	4-25-2020	2,900,000	3,709,598
France Government Bond (EUR)	3.50	4-25-2026	3,450,000	4,976,494
France Government Bond (EUR)	3.75	10-25-2019	3,150,000	3,998,037
France Government Bond (EUR)	3.75	4-25-2021	3,750,000	4,986,064
France Government Bond (EUR)	4.00	4-25-2018	2,700,000	3,257,767
France Government Bond (EUR)	4.00	10-25-2038	2,350,000	4,003,076
France Government Bond (EUR)	4.00	4-25-2055	1,475,000	2,754,233
France Government Bond (EUR)	4.00	4-25-2060	1,250,000	2,374,229
France Government Bond (EUR)	4.25	10-25-2017	3,475,000	4,122,249
France Government Bond (EUR)	4.25	10-25-2018	2,750,000	3,404,014
France Government Bond (EUR)	4.25	4-25-2019	2,950,000	3,727,099
France Government Bond (EUR)	4.25	10-25-2023	3,825,000	5,572,574
France Government Bond (EUR)	4.50	4-25-2041	2,200,000	4,088,283
France Government Bond (EUR)	4.75	4-25-2035	2,550,000	4,602,544
France Government Bond (EUR)	5.50	4-25-2029	2,575,000	4,555,852
France Government Bond (EUR)	5.75	10-25-2032	2,600,000	5,004,695
France Government Bond (EUR)	6.00	10-25-2025	1,750,000	2,968,155
France Government Bond (EUR)	8.25	4-25-2022	650,000	1,081,290
France Government Bond (EUR)	8.50	10-25-2019	650,000	942,472
France Government Bond (EUR)	8.50	4-25-2023	1,050,000	1,855,301
French Treasury Note (EUR)	1.00	7-25-2017	1,700,000	1,923,472
Italy Buoni Poliennali del Tesoro (EUR)	0.25	5-15-2018	1,500,000	1,678,655
Italy Buoni Poliennali del Tesoro (EUR)	0.30	10-15-2018	500,000	560,431
Italy Buoni Poliennali del Tesoro (EUR)	0.45	6-1-2021	500,000	556,386
Italy Buoni Poliennali del Tesoro (EUR)	0.65	11-1-2020	500,000	564,726
Italy Buoni Poliennali del Tesoro (EUR)	0.70	5-1-2020	1,500,000	1,701,377
Italy Buoni Poliennali del Tesoro (EUR)	0.75	1-15-2018	1,500,000	1,691,223
Italy Buoni Poliennali del Tesoro (EUR)	0.95	3-15-2023	1,000,000	1,120,239
Italy Buoni Poliennali del Tesoro (EUR)	1.05	12-1-2019	1,000,000	1,149,201
Italy Buoni Poliennali del Tesoro (EUR)	1.35	4-15-2022	1,600,000	1,853,408
Italy Buoni Poliennali del Tesoro (EUR)	1.45	9-15-2022	1,400,000	1,627,368
Italy Buoni Poliennali del Tesoro (EUR)	1.50	8-1-2019	500,000	581,493
Italy Buoni Poliennali del Tesoro (EUR)	1.50	6-1-2025	1,500,000	1,701,487
Italy Buoni Poliennali del Tesoro (EUR)	1.60	6-1-2026	1,500,000	1,693,000

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Italy Buoni Poliennali del Tesoro (EUR) 144A	1.65%	3-1-2032	1,000,000	$1,076,712
Italy Buoni Poliennali del Tesoro (EUR)	2.00	12-1-2025	1,000,000	1,175,370
Italy Buoni Poliennali del Tesoro (EUR)	2.15	12-15-2021	1,500,000	1,814,710
Italy Buoni Poliennali del Tesoro (EUR) 144A	2.25	9-1-2036	1,000,000	1,119,571
Italy Buoni Poliennali del Tesoro (EUR)	2.50	5-1-2019	1,800,000	2,145,268
Italy Buoni Poliennali del Tesoro (EUR)	2.50	12-1-2024	1,450,000	1,782,262
Italy Buoni Poliennali del Tesoro (EUR) 144A	2.70	3-1-2047	1,000,000	1,147,354
Italy Buoni Poliennali del Tesoro (EUR) 144A	3.25	9-1-2046	1,150,000	1,474,832
Italy Buoni Poliennali del Tesoro (EUR)	3.50	11-1-2017	1,500,000	1,753,499
Italy Buoni Poliennali del Tesoro (EUR)	3.50	6-1-2018	1,525,000	1,816,587
Italy Buoni Poliennali del Tesoro (EUR)	3.50	12-1-2018	1,700,000	2,057,580
Italy Buoni Poliennali del Tesoro (EUR) 144A	3.50	3-1-2030	1,300,000	1,746,785
Italy Buoni Poliennali del Tesoro (EUR)	3.75	3-1-2021	2,200,000	2,836,644
Italy Buoni Poliennali del Tesoro (EUR)	3.75	5-1-2021	1,800,000	2,326,320
Italy Buoni Poliennali del Tesoro (EUR)	3.75	8-1-2021	2,950,000	3,832,205
Italy Buoni Poliennali del Tesoro (EUR)	3.75	9-1-2024	2,100,000	2,808,785
Italy Buoni Poliennali del Tesoro (EUR)	4.00	9-1-2020	2,000,000	2,576,676
Italy Buoni Poliennali del Tesoro (EUR)	4.00	2-1-2037	2,400,000	3,435,366
Italy Buoni Poliennali del Tesoro (EUR)	4.25	2-1-2019	2,550,000	3,158,464
Italy Buoni Poliennali del Tesoro (EUR)	4.25	9-1-2019	2,250,000	2,840,980
Italy Buoni Poliennali del Tesoro (EUR)	4.25	3-1-2020	2,450,000	3,143,204
Italy Buoni Poliennali del Tesoro (EUR)	4.50	2-1-2018	2,750,000	3,292,069
Italy Buoni Poliennali del Tesoro (EUR)	4.50	8-1-2018	2,500,000	3,054,737
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2019	2,250,000	2,812,340
Italy Buoni Poliennali del Tesoro (EUR)	4.50	2-1-2020	2,300,000	2,966,504
Italy Buoni Poliennali del Tesoro (EUR)	4.50	5-1-2023	1,500,000	2,077,908
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2024	1,800,000	2,514,518
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2026	1,775,000	2,531,990
Italy Buoni Poliennali del Tesoro (EUR)	4.75	6-1-2017	1,200,000	1,400,228
Italy Buoni Poliennali del Tesoro (EUR)	4.75	9-1-2021	2,450,000	3,328,372
Italy Buoni Poliennali del Tesoro (EUR) 144A	4.75	8-1-2023	2,000,000	2,822,424
Italy Buoni Poliennali del Tesoro (EUR) 144A	4.75	9-1-2028	1,300,000	1,934,612
Italy Buoni Poliennali del Tesoro (EUR) 144A	4.75	9-1-2044	1,300,000	2,100,239
Italy Buoni Poliennali del Tesoro (EUR)	5.00	3-1-2022	2,200,000	3,053,179
Italy Buoni Poliennali del Tesoro (EUR) 144A	5.00	3-1-2025	2,200,000	3,207,588
Italy Buoni Poliennali del Tesoro (EUR)	5.00	8-1-2034	2,150,000	3,423,810
Italy Buoni Poliennali del Tesoro (EUR)	5.00	8-1-2039	1,700,000	2,776,972
Italy Buoni Poliennali del Tesoro (EUR)	5.00	9-1-2040	2,200,000	3,592,045
Italy Buoni Poliennali del Tesoro (EUR)	5.25	8-1-2017	2,700,000	3,191,976
Italy Buoni Poliennali del Tesoro (EUR)	5.25	11-1-2029	2,700,000	4,238,479
Italy Buoni Poliennali del Tesoro (EUR)	5.50	9-1-2022	1,350,000	1,941,228
Italy Buoni Poliennali del Tesoro (EUR)	5.50	11-1-2022	2,000,000	2,882,677
Italy Buoni Poliennali del Tesoro (EUR)	5.75	2-1-2033	1,600,000	2,713,514
Italy Buoni Poliennali del Tesoro (EUR)	6.00	5-1-2031	2,425,000	4,130,909
Italy Buoni Poliennali del Tesoro (EUR)	6.50	11-1-2027	2,550,000	4,266,669
Italy Buoni Poliennali del Tesoro (EUR)	7.25	11-1-2026	950,000	1,642,859
Italy Buoni Poliennali del Tesoro (EUR)	9.00	11-1-2023	1,230,000	2,153,002
Japan Government Five Year Bond Series 105 (JPY)	0.20	6-20-2017	1,100,000,000	9,980,512
Japan Government Five Year Bond Series 106 (JPY)	0.20	9-20-2017	1,325,000,000	12,034,544
Japan Government Five Year Bond Series 107 (JPY)	0.20	12-20-2017	650,000,000	5,910,959
Japan Government Five Year Bond Series 110 (JPY)	0.30	3-20-2018	300,000,000	2,735,883
Japan Government Five Year Bond Series 111 (JPY)	0.40	3-20-2018	350,000,000	3,197,679
Japan Government Five Year Bond Series 113 (JPY)	0.30	6-20-2018	800,000,000	7,305,224
Japan Government Five Year Bond Series 117 (JPY)	0.20	3-20-2019	625,000,000	5,715,334
Japan Government Five Year Bond Series 125 (JPY)	0.10	9-20-2020	300,000,000	2,748,562
Japan Government Five Year Bond Series 126 (JPY)	0.10	12-20-2020	400,000,000	3,666,989
Japan Government Five Year Bond Series 127 (JPY)	0.10	3-20-2021	500,000,000	4,587,664
Japan Government Forty Year Bond Series 1 (JPY)	2.40	3-20-2048	261,500,000	3,844,535
Japan Government Forty Year Bond Series 2 (JPY)	2.20	3-20-2049	241,000,000	3,438,769
Japan Government Forty Year Bond Series 3 (JPY)	2.20	3-20-2050	448,000,000	6,451,912
Japan Government Forty Year Bond Series 5 (JPY)	2.00	3-20-2052	225,000,000	3,151,483
Japan Government Forty Year Bond Series 6 (JPY)	1.90	3-20-2053	175,000,000	2,417,461
Japan Government Forty Year Bond Series 7 (JPY)	1.70	3-20-2054	510,000,000	6,773,717
Japan Government Forty Year Bond Series 8 (JPY)	1.40	3-20-2055	125,000,000	1,547,952
Japan Government Forty Year Bond Series 9 (JPY)	0.40	3-20-2056	250,000,000	2,265,408
Japan Government Ten Year Bond Series 286 (JPY)	1.80	6-20-2017	665,000,000	6,134,683
Japan Government Ten Year Bond Series 288 (JPY)	1.70	9-20-2017	700,000,000	6,481,961
Japan Government Ten Year Bond Series 289 (JPY)	1.50	12-20-2017	1,000,000,000	9,275,297
Japan Government Ten Year Bond Series 290 (JPY)	1.40	3-20-2018	475,000,000	4,416,104

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Japan Government Ten Year Bond Series 291 (JPY)	1.30%	3-20-2018	925,000,000	$8,584,662
Japan Government Ten Year Bond Series 292 (JPY)	1.70	3-20-2018	400,000,000	3,738,366
Japan Government Ten Year Bond Series 293 (JPY)	1.80	6-20-2018	550,000,000	5,175,568
Japan Government Ten Year Bond Series 294 (JPY)	1.70	6-20-2018	300,000,000	2,817,456
Japan Government Ten Year Bond Series 296 (JPY)	1.50	9-20-2018	630,000,000	5,918,877
Japan Government Ten Year Bond Series 297 (JPY)	1.40	12-20-2018	525,000,000	4,940,078
Japan Government Ten Year Bond Series 298 (JPY)	1.30	12-20-2018	550,000,000	5,162,555
Japan Government Ten Year Bond Series 299 (JPY)	1.30	3-20-2019	500,000,000	4,710,977
Japan Government Ten Year Bond Series 300 (JPY)	1.50	3-20-2019	375,000,000	3,552,298
Japan Government Ten Year Bond Series 301 (JPY)	1.50	6-20-2019	620,000,000	5,899,056
Japan Government Ten Year Bond Series 302 (JPY)	1.40	6-20-2019	600,000,000	5,692,130
Japan Government Ten Year Bond Series 303 (JPY)	1.40	9-20-2019	970,000,000	9,237,928
Japan Government Ten Year Bond Series 304 (JPY)	1.30	9-20-2019	500,000,000	4,746,783
Japan Government Ten Year Bond Series 305 (JPY)	1.30	12-20-2019	1,000,000,000	9,526,527
Japan Government Ten Year Bond Series 306 (JPY)	1.40	3-20-2020	460,000,000	4,414,604
Japan Government Ten Year Bond Series 309 (JPY)	1.10	6-20-2020	600,000,000	5,714,237
Japan Government Ten Year Bond Series 311 (JPY)	0.80	9-20-2020	702,000,000	6,621,882
Japan Government Ten Year Bond Series 312 (JPY)	1.20	12-20-2020	650,000,000	6,254,933
Japan Government Ten Year Bond Series 313 (JPY)	1.30	3-20-2021	517,000,000	5,014,015
Japan Government Ten Year Bond Series 315 (JPY)	1.20	6-20-2021	865,000,000	8,383,708
Japan Government Ten Year Bond Series 317 (JPY)	1.10	9-20-2021	200,000,000	1,935,522
Japan Government Ten Year Bond Series 318 (JPY)	1.00	9-20-2021	725,000,000	6,981,108
Japan Government Ten Year Bond Series 320 (JPY)	1.00	12-20-2021	725,000,000	7,002,583
Japan Government Ten Year Bond Series 321 (JPY)	1.00	3-20-2022	600,000,000	5,812,525
Japan Government Ten Year Bond Series 322 (JPY)	0.90	3-20-2022	400,000,000	3,853,777
Japan Government Ten Year Bond Series 324 (JPY)	0.80	6-20-2022	500,000,000	4,803,269
Japan Government Ten Year Bond Series 325 (JPY)	0.80	9-20-2022	450,000,000	4,333,630
Japan Government Ten Year Bond Series 326 (JPY)	0.70	12-20-2022	600,000,000	5,756,175
Japan Government Ten Year Bond Series 327 (JPY)	0.80	12-20-2022	750,000,000	7,240,326
Japan Government Ten Year Bond Series 328 (JPY)	0.60	3-20-2023	1,150,000,000	10,984,169
Japan Government Ten Year Bond Series 329 (JPY)	0.80	6-20-2023	900,000,000	8,729,760
Japan Government Ten Year Bond Series 332 (JPY)	0.60	12-20-2023	500,000,000	4,798,754
Japan Government Ten Year Bond Series 333 (JPY)	0.60	3-20-2024	500,000,000	4,804,759
Japan Government Ten Year Bond Series 335 (JPY)	0.50	9-20-2024	500,000,000	4,777,171
Japan Government Ten Year Bond Series 337 (JPY)	0.30	12-20-2024	800,000,000	7,523,547
Japan Government Ten Year Bond Series 338 (JPY)	0.40	3-20-2025	175,000,000	1,660,031
Japan Government Ten Year Bond Series 339 (JPY)	0.40	6-20-2025	500,000,000	4,744,345
Japan Government Ten Year Bond Series 340 (JPY)	0.40	9-20-2025	450,000,000	4,271,292
Japan Government Ten Year Bond Series 341 (JPY)	0.30	12-20-2025	500,000,000	4,698,010
Japan Government Ten Year Bond Series 342 (JPY)	0.10	3-20-2026	500,000,000	4,611,866
Japan Government Thirty Year Bond Series 03 (JPY)	2.30	5-20-2030	100,000,000	1,190,274
Japan Government Thirty Year Bond Series 04 (JPY)	2.90	11-20-2030	40,000,000	510,249
Japan Government Thirty Year Bond Series 11 (JPY)	1.70	6-20-2033	247,000,000	2,815,111
Japan Government Thirty Year Bond Series 14 (JPY)	2.40	3-20-2034	125,000,000	1,568,542
Japan Government Thirty Year Bond Series 15 (JPY)	2.50	6-20-2034	245,000,000	3,122,331
Japan Government Thirty Year Bond Series 16 (JPY)	2.50	9-20-2034	150,000,000	1,915,113
Japan Government Thirty Year Bond Series 18 (JPY)	2.30	3-20-2035	715,500,000	8,940,535
Japan Government Thirty Year Bond Series 23 (JPY)	2.50	6-20-2036	375,000,000	4,862,521
Japan Government Thirty Year Bond Series 25 (JPY)	2.30	12-20-2036	240,000,000	3,046,495
Japan Government Thirty Year Bond Series 26 (JPY)	2.40	3-20-2037	300,000,000	3,872,895
Japan Government Thirty Year Bond Series 27 (JPY)	2.50	9-20-2037	140,000,000	1,845,924
Japan Government Thirty Year Bond Series 28 (JPY)	2.50	3-20-2038	325,000,000	4,310,627
Japan Government Thirty Year Bond Series 29 (JPY)	2.40	9-20-2038	130,000,000	1,710,386
Japan Government Thirty Year Bond Series 30 (JPY)	2.30	3-20-2039	210,000,000	2,737,842
Japan Government Thirty Year Bond Series 31 (JPY)	2.20	9-20-2039	255,000,000	3,287,885
Japan Government Thirty Year Bond Series 32 (JPY)	2.30	3-20-2040	300,000,000	3,953,899
Japan Government Thirty Year Bond Series 34 (JPY)	2.20	3-20-2041	545,000,000	7,159,194
Japan Government Thirty Year Bond Series 36 (JPY)	2.00	3-20-2042	490,000,000	6,293,912
Japan Government Thirty Year Bond Series 37 (JPY)	1.90	9-20-2042	500,000,000	6,339,775
Japan Government Thirty Year Bond Series 38 (JPY)	1.80	3-20-2043	325,000,000	4,065,149
Japan Government Thirty Year Bond Series 42 (JPY)	1.70	3-20-2044	825,000,000	10,196,966
Japan Government Twenty Year Bond Series 037 (JPY)	3.10	9-20-2017	250,000,000	2,356,279
Japan Government Twenty Year Bond Series 041 (JPY)	1.50	3-20-2019	295,000,000	2,794,475
Japan Government Twenty Year Bond Series 045 (JPY)	2.40	3-20-2020	430,000,000	4,273,983
Japan Government Twenty Year Bond Series 048 (JPY)	2.50	12-21-2020	100,000,000	1,016,300
Japan Government Twenty Year Bond Series 050 (JPY)	1.90	3-22-2021	429,000,000	4,272,528
Japan Government Twenty Year Bond Series 052 (JPY)	2.10	9-21-2021	408,000,000	4,145,399
Japan Government Twenty Year Bond Series 055 (JPY)	2.00	3-21-2022	300,000,000	3,065,399

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Japan Government Twenty Year Bond Series 058 (JPY)	1.90%	9-20-2022	560,000,000	$5,748,831
Japan Government Twenty Year Bond Series 059 (JPY)	1.70	12-20-2022	100,000,000	1,018,910
Japan Government Twenty Year Bond Series 060 (JPY)	1.40	12-20-2022	100,000,000	1,000,894
Japan Government Twenty Year Bond Series 062 (JPY)	0.80	6-20-2023	257,000,000	2,492,692
Japan Government Twenty Year Bond Series 064 (JPY)	1.90	9-20-2023	428,500,000	4,479,718
Japan Government Twenty Year Bond Series 067 (JPY)	1.90	3-20-2024	678,000,000	7,140,445
Japan Government Twenty Year Bond Series 070 (JPY)	2.40	6-20-2024	293,000,000	3,205,285
Japan Government Twenty Year Bond Series 073 (JPY)	2.00	12-20-2024	898,500,000	9,638,174
Japan Government Twenty Year Bond Series 076 (JPY)	1.90	3-20-2025	300,000,000	3,205,924
Japan Government Twenty Year Bond Series 082 (JPY)	2.10	9-20-2025	455,000,000	4,974,286
Japan Government Twenty Year Bond Series 086 (JPY)	2.30	3-20-2026	780,000,000	8,728,308
Japan Government Twenty Year Bond Series 088 (JPY)	2.30	6-20-2026	375,000,000	4,209,374
Japan Government Twenty Year Bond Series 090 (JPY)	2.20	9-20-2026	250,000,000	2,794,622
Japan Government Twenty Year Bond Series 092 (JPY)	2.10	12-20-2026	230,000,000	2,558,819
Japan Government Twenty Year Bond Series 095 (JPY)	2.30	6-20-2027	165,000,000	1,883,698
Japan Government Twenty Year Bond Series 097 (JPY)	2.20	9-20-2027	200,000,000	2,271,585
Japan Government Twenty Year Bond Series 099 (JPY)	2.10	12-20-2027	100,000,000	1,129,273
Japan Government Twenty Year Bond Series 100 (JPY)	2.20	3-20-2028	250,000,000	2,859,439
Japan Government Twenty Year Bond Series 102 (JPY)	2.40	6-20-2028	210,000,000	2,456,660
Japan Government Twenty Year Bond Series 105 (JPY)	2.10	9-20-2028	200,000,000	2,281,663
Japan Government Twenty Year Bond Series 108 (JPY)	1.90	12-20-2028	322,000,000	3,612,588
Japan Government Twenty Year Bond Series 110 (JPY)	2.10	3-20-2029	530,000,000	6,089,580
Japan Government Twenty Year Bond Series 112 (JPY)	2.10	6-20-2029	173,000,000	1,994,042
Japan Government Twenty Year Bond Series 113 (JPY)	2.10	9-20-2029	350,000,000	4,046,769
Japan Government Twenty Year Bond Series 115 (JPY)	2.20	12-20-2029	160,000,000	1,875,873
Japan Government Twenty Year Bond Series 116 (JPY)	2.20	3-20-2030	100,000,000	1,175,545
Japan Government Twenty Year Bond Series 117 (JPY)	2.10	3-20-2030	200,000,000	2,326,202
Japan Government Twenty Year Bond Series 118 (JPY)	2.00	6-20-2030	70,000,000	807,565
Japan Government Twenty Year Bond Series 120 (JPY)	1.60	6-20-2030	326,500,000	3,601,628
Japan Government Twenty Year Bond Series 121 (JPY)	1.90	9-20-2030	235,000,000	2,687,937
Japan Government Twenty Year Bond Series 123 (JPY)	2.10	12-20-2030	240,000,000	2,815,522
Japan Government Twenty Year Bond Series 125 (JPY)	2.20	3-20-2031	100,000,000	1,189,407
Japan Government Twenty Year Bond Series 126 (JPY)	2.00	3-20-2031	160,000,000	1,860,557
Japan Government Twenty Year Bond Series 127 (JPY)	1.90	3-20-2031	155,000,000	1,781,573
Japan Government Twenty Year Bond Series 128 (JPY)	1.90	6-20-2031	515,000,000	5,933,790
Japan Government Twenty Year Bond Series 130 (JPY)	1.80	9-20-2031	125,000,000	1,426,119
Japan Government Twenty Year Bond Series 133 (JPY)	1.80	12-20-2031	390,000,000	4,459,669
Japan Government Twenty Year Bond Series 134 (JPY)	1.80	3-20-2032	100,000,000	1,145,537
Japan Government Twenty Year Bond Series 139 (JPY)	1.60	6-20-2032	250,000,000	2,797,399
Japan Government Twenty Year Bond Series 140 (JPY)	1.70	9-20-2032	600,000,000	6,809,934
Japan Government Twenty Year Bond Series 141 (JPY)	1.70	12-20-2032	300,000,000	3,414,341
Japan Government Twenty Year Bond Series 142 (JPY)	1.80	12-20-2032	300,000,000	3,457,877
Japan Government Twenty Year Bond Series 143 (JPY)	1.60	3-20-2033	300,000,000	3,369,883
Japan Government Twenty Year Bond Series 146 (JPY)	1.70	9-20-2033	550,000,000	6,275,617
Japan Government Twenty Year Bond Series 147 (JPY)	1.60	12-20-2033	500,000,000	5,634,849
Japan Government Twenty Year Bond Series 148 (JPY)	1.50	3-20-2034	1,150,000,000	12,793,159
Japan Government Twenty Year Bond Series 149 (JPY)	1.50	6-20-2034	680,000,000	7,573,616
Japan Government Twenty Year Bond Series 152 (JPY)	1.20	3-20-2035	300,000,000	3,201,102
Japan Government Twenty Year Bond Series 155 (JPY)	1.00	12-20-2035	150,000,000	1,546,516
Japan Government Twenty Year Bond Series 156 (JPY)	0.40	3-20-2036	150,000,000	1,390,414
Japan Government Twenty Year Bond Series 40 (JPY)	2.30	9-20-2018	200,000,000	1,911,916
Japan Government Twenty Year Bond Series 72 (JPY)	2.10	9-20-2024	175,000,000	1,883,318
Japan Government Twenty Year Bond Series 79 (JPY)	2.00	6-20-2025	825,000,000	8,916,199
Japan Government Two Year Bond Series 353 (JPY)	0.10	6-15-2017	222,000,000	2,012,164
Japan Government Two Year Bond Series 360 (JPY)	0.10	1-15-2018	500,000,000	4,540,796
Japan Government Two Year Bond Series 362 (JPY)	0.10	3-15-2018	250,000,000	2,271,594
Japan Government Two Year Bond Series 364 (JPY)	0.10	5-15-2018	500,000,000	4,545,537
Netherlands Government Bond (EUR) ¤144A	0.00	4-15-2018	1,450,000	1,627,292
Netherlands Government Bond (EUR)	0.25	1-15-2020	1,550,000	1,766,126
Netherlands Government Bond (EUR) 144A	0.25	7-15-2025	1,350,000	1,503,539
Netherlands Government Bond (EUR) 144A	0.50	7-15-2026	1,000,000	1,127,034
Netherlands Government Bond (EUR) 144A	1.25	1-15-2018	1,000,000	1,143,729
Netherlands Government Bond (EUR) 144A	1.25	1-15-2019	1,000,000	1,162,384
Netherlands Government Bond (EUR) 144A	1.75	7-15-2023	1,700,000	2,131,952
Netherlands Government Bond (EUR) 144A	2.00	7-15-2024	1,425,000	1,830,649
Netherlands Government Bond (EUR) 144A	2.25	7-15-2022	500,000	638,707
Netherlands Government Bond (EUR) 144A	2.50	1-15-2033	1,150,000	1,643,830
Netherlands Government Bond (EUR) 144A	2.75	1-15-2047	1,000,000	1,627,728
Netherlands Government Bond (EUR) 144A	3.25	7-15-2021	1,200,000	1,578,023

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Netherlands Government Bond (EUR) 144A	3.50%	7-15-2020	1,450,000	$1,873,730
Netherlands Government Bond (EUR)	3.75	1-15-2023	970,000	1,355,007
Netherlands Government Bond (EUR) 144A	3.75	1-15-2042	1,350,000	2,481,813
Netherlands Government Bond (EUR) 144A	4.00	7-15-2018	1,450,000	1,766,546
Netherlands Government Bond (EUR) 144A	4.00	7-15-2019	1,450,000	1,837,891
Netherlands Government Bond (EUR) 144A	4.00	1-15-2037	1,228,000	2,202,414
Netherlands Government Bond (EUR) 144A	4.50	7-15-2017	1,250,000	1,468,835
Netherlands Government Bond (EUR)	5.50	1-15-2028	1,050,000	1,845,333
Netherlands Government Bond (EUR)	7.50	1-15-2023	335,000	561,227
Spain Government Bond (EUR) 144A	4.00	4-30-2020	2,025,000	2,580,945
Spain Government Bond (EUR) 144A	4.20	1-31-2037	1,400,000	2,019,126
Spain Government Bond (EUR) 144A	4.30	10-31-2019	1,750,000	2,222,775
Spain Government Bond (EUR) 144A	4.60	7-30-2019	2,000,000	2,540,959
Spain Government Bond (EUR) 144A	4.65	7-30-2025	1,600,000	2,284,273
Spain Government Bond (EUR) 144A	4.70	7-30-2041	1,200,000	1,862,952
Spain Government Bond (EUR) 144A	4.80	1-31-2024	1,650,000	2,341,656
Spain Government Bond (EUR) 144A	4.85	10-31-2020	1,600,000	2,131,072
Spain Government Bond (EUR) 144A	4.90	7-30-2040	1,150,000	1,826,990
Spain Government Bond (EUR) 144A	5.50	7-30-2017	2,100,000	2,489,788
Spain Government Bond (EUR) 144A	5.50	4-30-2021	2,150,000	2,981,318
Spain Government Bond (EUR)	5.75	7-30-2032	1,850,000	3,109,806
Spain Government Bond (EUR) 144A	5.85	1-31-2022	2,000,000	2,884,288
Spain Government Bond (EUR) 144A	5.90	7-30-2026	1,500,000	2,352,588
Spain Government Bond (EUR)	6.00	1-31-2029	1,100,000	1,805,378
Sweden Government Bond Series 1047 (SEK)	5.00	12-1-2020	7,590,000	1,122,555
Sweden Government Bond Series 1051 (SEK)	3.75	8-12-2017	4,700,000	592,920
Sweden Government Bond Series 1052 (SEK)	4.25	3-12-2019	8,650,000	1,172,839
Sweden Government Bond Series 1053 (SEK)	3.50	3-30-2039	3,750,000	603,439
Sweden Government Bond Series 1054 (SEK)	3.50	6-1-2022	8,650,000	1,246,632
Sweden Government Bond Series 1056 (SEK)	2.25	6-1-2032	1,000,000	135,939
Sweden Government Bond Series 1057 (SEK)	1.50	11-13-2023	7,300,000	949,298
Sweden Government Bond Series 1058 (SEK)	2.50	5-12-2025	4,900,000	688,809
Sweden Government Bond Series 1059 (SEK)	1.00	11-12-2026	5,000,000	612,255
United Kingdom Gilt (GBP)	1.00	9-7-2017	2,820,000	4,113,925
United Kingdom Gilt (GBP)	1.25	7-22-2018	2,650,000	3,902,308
United Kingdom Gilt (GBP)	1.50	1-22-2021	2,525,000	3,751,970
United Kingdom Gilt (GBP)	1.50	7-22-2026	1,000,000	1,439,500
United Kingdom Gilt (GBP)	1.75	7-22-2019	3,150,000	4,716,544
United Kingdom Gilt (GBP)	1.75	9-7-2022	2,850,000	4,291,067
United Kingdom Gilt (GBP)	2.00	7-22-2020	2,950,000	4,478,273
United Kingdom Gilt (GBP)	2.00	9-7-2025	2,000,000	3,032,757
United Kingdom Gilt (GBP)	2.25	9-7-2023	1,750,000	2,712,372
United Kingdom Gilt (GBP)	2.50	7-22-2065	1,000,000	1,648,454
United Kingdom Gilt (GBP)	2.75	9-7-2024	2,450,000	3,931,967
United Kingdom Gilt (GBP)	3.25	1-22-2044	2,250,000	3,934,526
United Kingdom Gilt (GBP)	3.50	1-22-2045	1,600,000	2,932,637
United Kingdom Gilt (GBP)	3.50	7-22-2068	2,050,000	4,340,398
United Kingdom Gilt (GBP)	3.75	9-7-2019	2,450,000	3,911,861
United Kingdom Gilt (GBP)	3.75	9-7-2020	2,000,000	3,257,883
United Kingdom Gilt (GBP)	3.75	9-7-2021	2,000,000	3,312,561
United Kingdom Gilt (GBP)	3.75	7-22-2052	2,100,000	4,298,783
United Kingdom Gilt (GBP)	4.00	3-7-2022	3,600,000	6,100,193
United Kingdom Gilt (GBP)	4.00	1-22-2060	1,900,000	4,300,162
United Kingdom Gilt (GBP)	4.25	12-7-2027	2,950,000	5,450,946
United Kingdom Gilt (GBP)	4.25	6-7-2032	3,300,000	6,286,815
United Kingdom Gilt (GBP)	4.25	3-7-2036	2,450,000	4,759,041
United Kingdom Gilt (GBP)	4.25	9-7-2039	1,850,000	3,681,228
United Kingdom Gilt (GBP)	4.25	12-7-2040	2,300,000	4,617,635
United Kingdom Gilt (GBP)	4.25	12-7-2046	2,000,000	4,202,937
United Kingdom Gilt (GBP)	4.25	12-7-2049	1,950,000	4,243,557
United Kingdom Gilt (GBP)	4.25	12-7-2055	2,000,000	4,614,871
United Kingdom Gilt (GBP)	4.50	3-7-2019	2,725,000	4,383,122
United Kingdom Gilt (GBP)	4.50	9-7-2034	2,850,000	5,641,658
United Kingdom Gilt (GBP)	4.50	12-7-2042	2,535,000	5,352,872
United Kingdom Gilt (GBP)	4.75	3-7-2020	3,100,000	5,165,638
United Kingdom Gilt (GBP)	4.75	12-7-2030	3,100,000	6,140,424
United Kingdom Gilt (GBP)	4.75	12-7-2038	1,300,000	2,743,553
United Kingdom Gilt (GBP)	5.00	3-7-2018	3,200,000	5,017,936

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
United Kingdom Gilt (GBP)	5.00%	3-7-2025	2,500,000%	4,716,008
United Kingdom Gilt (GBP)	6.00	12-7-2028	1,825,000	3,948,432
United Kingdom Gilt (GBP)	8.00	6-7-2021	2,300,000	4,490,477
United Kingdom Gilt (GBP)	8.75	8-25-2017	1,000,000	1,598,830
Total Foreign Government Bonds (Cost $1,411,834,360)				1,406,610,659

U.S. Treasury Securities : 22.78%
U.S. Treasury Bond	2.50	2-15-2045	$19,250,000	18,685,282
U.S. Treasury Bond	2.50	2-15-2046	8,000,000	7,759,688
U.S. Treasury Bond	2.75	8-15-2042	4,500,000	4,642,029
U.S. Treasury Bond	2.75	11-15-2042	8,250,000	8,495,248
U.S. Treasury Bond	2.88	5-15-2043	9,350,000	9,839,416
U.S. Treasury Bond	2.88	8-15-2045	3,000,000	3,143,556
U.S. Treasury Bond	3.00	5-15-2042	2,000,000	2,163,906
U.S. Treasury Bond	3.00	11-15-2044	16,600,000	17,839,821
U.S. Treasury Bond	3.13	11-15-2041	6,000,000	6,654,372
U.S. Treasury Bond	3.13	2-15-2042	2,250,000	2,494,337
U.S. Treasury Bond	3.13	2-15-2043	6,250,000	6,905,763
U.S. Treasury Bond	3.13	8-15-2044	8,000,000	8,810,624
U.S. Treasury Bond	3.38	5-15-2044	9,000,000	10,391,130
U.S. Treasury Bond	3.50	2-15-2039	3,000,000	3,562,617
U.S. Treasury Bond	3.63	8-15-2043	6,500,000	7,865,761
U.S. Treasury Bond	3.63	2-15-2044	9,750,000	11,784,172
U.S. Treasury Bond	3.75	8-15-2041	2,350,000	2,886,369
U.S. Treasury Bond	3.75	11-15-2043	10,000,000	12,375,000
U.S. Treasury Bond	4.25	11-15-2040	4,500,000	5,943,866
U.S. Treasury Bond	4.38	2-15-2038	1,750,000	2,356,484
U.S. Treasury Bond	4.38	11-15-2039	800,000	1,073,625
U.S. Treasury Bond	4.50	2-15-2036	1,300,000	1,776,480
U.S. Treasury Bond	4.50	5-15-2038	600,000	821,625
U.S. Treasury Bond	4.50	8-15-2039	2,100,000	2,869,371
U.S. Treasury Bond	4.75	2-15-2037	800,000	1,127,344
U.S. Treasury Bond	4.75	2-15-2041	5,200,000	7,365,920
U.S. Treasury Bond	5.00	5-15-2037	800,000	1,165,656
U.S. Treasury Bond	5.50	8-15-2028	1,000,000	1,381,328
U.S. Treasury Bond	6.00	2-15-2026	1,150,000	1,577,746
U.S. Treasury Bond	6.13	11-15-2027	2,400,000	3,433,219
U.S. Treasury Bond	6.25	5-15-2030	3,000,000	4,540,548
U.S. Treasury Bond	6.38	8-15-2027	5,400,000	7,828,947
U.S. Treasury Bond	6.50	11-15-2026	1,500,000	2,160,996
U.S. Treasury Bond	6.63	2-15-2027	950,000	1,387,779
U.S. Treasury Bond	6.75	8-15-2026	1,500,000	2,185,430
U.S. Treasury Note	0.50	7-31-2017	5,000,000	4,983,205
U.S. Treasury Note	0.63	8-31-2017	5,000,000	4,989,845
U.S. Treasury Note	0.63	9-30-2017	14,000,000	13,966,638
U.S. Treasury Note	0.63	11-30-2017	7,600,000	7,577,139
U.S. Treasury Note	0.63	4-30-2018	4,000,000	3,980,780
U.S. Treasury Note	0.75	6-30-2017	15,000,000	14,996,490
U.S. Treasury Note	0.75	12-31-2017	4,000,000	3,994,844
U.S. Treasury Note	0.75	2-28-2018	5,000,000	4,989,845
U.S. Treasury Note	0.75	3-31-2018	3,500,000	3,492,206
U.S. Treasury Note	0.75	4-30-2018	5,000,000	4,987,695
U.S. Treasury Note	0.75	2-15-2019	2,500,000	2,483,398
U.S. Treasury Note	0.88	7-15-2017	7,500,000	7,507,913
U.S. Treasury Note	0.88	11-15-2017	5,000,000	5,003,710
U.S. Treasury Note	0.88	1-31-2018	5,000,000	5,002,150
U.S. Treasury Note	0.88	3-31-2018	10,000,000	9,999,220
U.S. Treasury Note	0.88	4-15-2019	5,000,000	4,978,515
U.S. Treasury Note	0.88	7-31-2019	2,500,000	2,485,058
U.S. Treasury Note	1.00	5-31-2018	7,000,000	7,013,944
U.S. Treasury Note	1.00	3-15-2019	10,000,000	9,996,880
U.S. Treasury Note	1.00	6-30-2019	25,000,000	24,965,825
U.S. Treasury Note	1.00	9-30-2019	23,500,000	23,423,813
U.S. Treasury Note	1.00	11-30-2019	10,000,000	9,952,340
U.S. Treasury Note	1.13	12-31-2019	5,000,000	4,992,580
U.S. Treasury Note	1.13	4-30-2020	15,000,000	14,938,470
U.S. Treasury Note	1.13	2-28-2021	12,500,000	12,362,788
U.S. Treasury Note	1.25	10-31-2018	10,000,000	10,068,750

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	1.25%	11-30-2018	$10,000,000	$10,069,140
U.S. Treasury Note	1.25	1-31-2019	2,500,000	2,516,993
U.S. Treasury Note	1.25	4-30-2019	12,000,000	12,080,628
U.S. Treasury Note	1.25	1-31-2020	7,000,000	7,015,036
U.S. Treasury Note	1.25	2-29-2020	10,000,000	10,018,360
U.S. Treasury Note	1.25	3-31-2021	15,000,000	14,909,760
U.S. Treasury Note	1.38	6-30-2018	5,000,000	5,047,460
U.S. Treasury Note	1.38	7-31-2018	5,000,000	5,048,830
U.S. Treasury Note	1.38	9-30-2018	11,000,000	11,108,284
U.S. Treasury Note	1.38	12-31-2018	10,000,000	10,100,390
U.S. Treasury Note	1.38	2-28-2019	5,000,000	5,050,975
U.S. Treasury Note	1.38	1-31-2020	3,000,000	3,020,625
U.S. Treasury Note	1.38	4-30-2020	15,500,000	15,578,709
U.S. Treasury Note	1.38	5-31-2020	10,000,000	10,048,440
U.S. Treasury Note	1.38	1-31-2021	5,000,000	5,001,560
U.S. Treasury Note	1.38	4-30-2021	10,000,000	9,997,270
U.S. Treasury Note	1.50	8-31-2018	12,000,000	12,152,340
U.S. Treasury Note	1.50	1-31-2019	7,000,000	7,093,240
U.S. Treasury Note	1.50	5-31-2019	22,500,000	22,806,743
U.S. Treasury Note	1.50	2-28-2023	5,000,000	4,954,100
U.S. Treasury Note	1.50	3-31-2023	5,000,000	4,949,610
U.S. Treasury Note	1.63	3-31-2019	10,000,000	10,169,920
U.S. Treasury Note	1.63	8-31-2019	5,000,000	5,085,940
U.S. Treasury Note	1.63	8-15-2022	6,100,000	6,117,873
U.S. Treasury Note	1.63	11-15-2022	12,500,000	12,509,275
U.S. Treasury Note	1.63	4-30-2023	6,000,000	5,986,170
U.S. Treasury Note	1.63	2-15-2026	14,000,000	13,712,888
U.S. Treasury Note	1.75	9-30-2019	30,000,000	30,626,699
U.S. Treasury Note	1.75	2-28-2022	15,000,000	15,185,160
U.S. Treasury Note	1.75	5-15-2022	7,500,000	7,583,790
U.S. Treasury Note	1.75	1-31-2023	5,000,000	5,034,375
U.S. Treasury Note	1.75	5-15-2023	12,500,000	12,577,150
U.S. Treasury Note	1.88	8-31-2017	6,500,000	6,586,580
U.S. Treasury Note	1.88	9-30-2017	6,000,000	6,084,612
U.S. Treasury Note	2.00	7-31-2020	6,000,000	6,172,500
U.S. Treasury Note	2.00	11-30-2020	10,000,000	10,285,160
U.S. Treasury Note	2.00	5-31-2021	5,000,000	5,145,310
U.S. Treasury Note	2.00	11-15-2021	16,000,000	16,447,504
U.S. Treasury Note	2.00	11-30-2022	5,000,000	5,115,235
U.S. Treasury Note	2.00	2-15-2023	11,000,000	11,259,534
U.S. Treasury Note	2.00	2-15-2025	16,500,000	16,761,030
U.S. Treasury Note	2.00	8-15-2025	13,500,000	13,690,377
U.S. Treasury Note	2.13	8-31-2020	13,000,000	13,436,722
U.S. Treasury Note	2.13	8-15-2021	10,000,000	10,342,190
U.S. Treasury Note	2.13	5-15-2025	10,000,000	10,255,470
U.S. Treasury Note	2.25	11-30-2017	7,500,000	7,658,205
U.S. Treasury Note	2.25	7-31-2021	7,000,000	7,285,467
U.S. Treasury Note	2.25	11-15-2024	18,500,000	19,177,137
U.S. Treasury Note	2.25	11-15-2025	11,500,000	11,907,445
U.S. Treasury Note	2.38	7-31-2017	3,500,000	3,563,574
U.S. Treasury Note	2.38	6-30-2018	3,000,000	3,090,936
U.S. Treasury Note	2.38	8-15-2024	15,000,000	15,701,955
U.S. Treasury Note	2.50	6-30-2017	14,500,000	14,765,640
U.S. Treasury Note	2.50	8-15-2023	14,250,000	15,056,009
U.S. Treasury Note	2.50	5-15-2024	15,500,000	16,383,376
U.S. Treasury Note	2.63	1-31-2018	4,000,000	4,116,248
U.S. Treasury Note	2.63	4-30-2018	5,500,000	5,682,402
U.S. Treasury Note	2.63	8-15-2020	12,000,000	12,646,404
U.S. Treasury Note	2.63	11-15-2020	15,000,000	15,830,865
U.S. Treasury Note	2.75	12-31-2017	6,000,000	6,178,128
U.S. Treasury Note	2.75	2-28-2018	4,000,000	4,130,312
U.S. Treasury Note	2.75	11-15-2023	15,500,000	16,658,873
U.S. Treasury Note	2.75	2-15-2024	18,250,000	19,628,733
U.S. Treasury Note	2.88	3-31-2018	5,000,000	5,181,445
U.S. Treasury Note	3.13	5-15-2019	8,000,000	8,486,560
U.S. Treasury Note	3.13	5-15-2021	4,000,000	4,331,408
U.S. Treasury Note	3.38	11-15-2019	8,000,000	8,606,248
U.S. Treasury Note	3.50	2-15-2018	5,000,000	5,222,655

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	3.50%	5-15-2020	$25,000,000	$27,164,050
U.S. Treasury Note	3.63	8-15-2019	9,500,000	10,266,679
U.S. Treasury Note	3.63	2-15-2020	20,500,000	22,309,761
U.S. Treasury Note	3.63	2-15-2021	20,000,000	22,051,560
U.S. Treasury Note	3.75	11-15-2018	7,000,000	7,475,510
U.S. Treasury Note	3.88	5-15-2018	3,000,000	3,176,835
U.S. Treasury Note	4.00	8-15-2018	2,525,000	2,699,778
U.S. Treasury Note	4.25	11-15-2017	4,000,000	4,197,344
U.S. Treasury Note	4.75	8-15-2017	23,000,000	24,096,088
U.S. Treasury Note	6.25	8-15-2023	3,500,000	4,596,211
U.S. Treasury Note	6.88	8-15-2025	1,500,000	2,148,575
U.S. Treasury Note	7.13	2-15-2023	3,000,000	4,055,976
U.S. Treasury Note	7.25	8-15-2022	13,000,000	17,394,104
U.S. Treasury Note	7.50	11-15-2024	2,000,000	2,908,750
U.S. Treasury Note	7.88	2-15-2021	500,000	648,321
U.S. Treasury Note	8.00	11-15-2021	4,100,000	5,506,972
U.S. Treasury Note	8.13	8-15-2019	1,350,000	1,649,321
U.S. Treasury Note	8.50	2-15-2020	1,700,000	2,151,960
U.S. Treasury Note	8.75	8-15-2020	400,000	522,094
U.S. Treasury Note	8.88	8-15-2017	1,275,000	1,399,163
U.S. Treasury Note	8.88	2-15-2019	1,200,000	1,453,640
U.S. Treasury Note	9.13	5-15-2018	2,900,000	3,364,452
Total U.S. Treasury Securities (Cost $1,218,656,954)				1,265,696,622

Yankee Corporate Bonds and Notes : 3.89%
Consumer Discretionary : 0.05%
Media : 0.05%
Grupo Televisa SAB	5.00	5-13-2045	500,000	461,755
Grupo Televisa SAB	6.00	5-15-2018	250,000	269,073
Grupo Televisa SAB	6.63	1-15-2040	500,000	553,571
WPP Finance 2010	3.63	9-7-2022	350,000	361,393
WPP Finance 2010	3.75	9-19-2024	1,000,000	1,029,525
WPP Finance 2010	5.63	11-15-2043	200,000	221,861
				2,897,178

Consumer Staples : 0.08%
Beverages : 0.08%
Coca-Cola Femsa SAB de CV	2.38	11-26-2018	500,000	505,668
Coca-Cola Femsa SAB de CV	3.88	11-26-2023	300,000	314,739
Coca-Cola Femsa SAB de CV	4.63	2-15-2020	200,000	215,880
Coca-Cola Femsa SAB de CV	5.25	11-26-2043	300,000	342,173
Diageo Capital plc	1.13	4-29-2018	500,000	498,948
Diageo Capital plc	2.63	4-29-2023	300,000	305,557
Diageo Capital plc	3.88	4-29-2043	230,000	233,975
Diageo Capital plc	5.75	10-23-2017	1,050,000	1,114,890
Diageo Capital plc	5.88	9-30-2036	175,000	223,289
Fomento Economico Mexicano SAB de CV	2.88	5-10-2023	200,000	195,579
Fomento Economico Mexicano SAB de CV	4.38	5-10-2043	150,000	147,857
				4,098,555

Energy : 0.40%
Oil, Gas & Consumable Fuels : 0.40%
BP Capital Markets plc	1.38	11-6-2017	400,000	399,640
BP Capital Markets plc	1.38	5-10-2018	350,000	348,721
BP Capital Markets plc	2.24	5-10-2019	400,000	405,448
BP Capital Markets plc	2.50	11-6-2022	500,000	493,516
BP Capital Markets plc	2.52	1-15-2020	1,000,000	1,018,186
BP Capital Markets plc	2.75	5-10-2023	600,000	590,518
BP Capital Markets plc	3.25	5-6-2022	750,000	772,736
BP Capital Markets plc	3.51	3-17-2025	1,000,000	1,033,944
BP Capital Markets plc	3.81	2-10-2024	500,000	525,241

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
BP Capital Markets plc	4.50%	10-1-2020	$500,000	$547,432
BP Capital Markets plc	4.75	3-10-2019	450,000	485,710
Canadian Natural Resources Limited	3.90	2-1-2025	300,000	276,911
Canadian Natural Resources Limited	5.85	2-1-2035	565,000	525,901
Canadian Natural Resources Limited	6.25	3-15-2038	500,000	486,146
Enbridge Incorporated	3.50	6-10-2024	1,000,000	939,973
Husky Energy Incorporated	4.00	4-15-2024	500,000	497,580
Husky Energy Incorporated	6.80	9-15-2037	100,000	109,127
Husky Energy Incorporated	7.25	12-15-2019	565,000	629,886
Petro-Canada	5.95	5-15-2035	200,000	216,397
Petro-Canada	6.80	5-15-2038	400,000	477,482
Suncor Energy Incorporated	3.60	12-1-2024	600,000	607,843
Suncor Energy Incorporated	5.95	12-1-2034	75,000	83,085
Suncor Energy Incorporated	6.10	6-1-2018	900,000	963,798
Suncor Energy Incorporated	6.50	6-15-2038	400,000	475,083
Suncor Energy Incorporated	6.85	6-1-2039	250,000	309,017
Total Capital Canada Limited	2.75	7-15-2023	350,000	350,362
Total Capital International SA	1.55	6-28-2017	500,000	501,911
Total Capital International SA	2.13	1-10-2019	500,000	506,180
Total Capital International SA	2.70	1-25-2023	350,000	349,340
Total Capital International SA	2.88	2-17-2022	250,000	255,603
Total Capital International SA	3.70	1-15-2024	500,000	531,728
Total Capital International SA	3.75	4-10-2024	500,000	531,726
Total Capital SA	4.13	1-28-2021	100,000	108,822
Total Capital SA	4.25	12-15-2021	250,000	276,236
Total Capital SA	4.45	6-24-2020	500,000	547,116
TransCanada PipeLines Limited	2.50	8-1-2022	500,000	484,719
TransCanada PipeLines Limited	3.75	10-16-2023	250,000	259,788
TransCanada PipeLines Limited	3.80	10-1-2020	300,000	315,241
TransCanada PipeLines Limited	5.00	10-16-2043	500,000	518,178
TransCanada PipeLines Limited	5.60	3-31-2034	100,000	109,337
TransCanada PipeLines Limited	6.10	6-1-2040	300,000	351,099
TransCanada PipeLines Limited	6.20	10-15-2037	585,000	668,398
TransCanada PipeLines Limited	7.13	1-15-2019	1,500,000	1,676,229
TransCanada PipeLines Limited	7.63	1-15-2039	500,000	665,855
				22,227,189

Financials : 2.22%
Banks : 1.39%
Australia & New Zealand Banking Group Limited	1.45	5-15-2018	250,000	249,735
Australia & New Zealand Banking Group Limited	1.88	10-6-2017	250,000	251,924
Australia & New Zealand Banking Group Limited	2.25	6-13-2019	1,000,000	1,015,232
Bancolombia SA	5.95	6-3-2021	1,000,000	1,067,400
Bank of Montreal	1.30	7-14-2017	1,000,000	1,000,940
Bank of Montreal	1.40	9-11-2017	1,000,000	1,001,458
Bank of Montreal	2.55	11-6-2022	1,000,000	1,006,026
Bank of Nova Scotia	1.30	7-21-2017	300,000	300,306
Bank of Nova Scotia	1.38	12-18-2017	500,000	500,007
Bank of Nova Scotia	1.45	4-25-2018	500,000	499,998
Bank of Nova Scotia	1.70	6-11-2018	300,000	301,049
Bank of Nova Scotia	1.95	1-15-2019	750,000	755,297
Bank of Nova Scotia	2.05	10-30-2018	100,000	100,958
Bank of Nova Scotia	2.80	7-21-2021	750,000	772,847
Bank of Nova Scotia	4.38	1-13-2021	500,000	546,453
Barclays Bank plc	3.65	3-16-2025	1,500,000	1,454,486
Barclays Bank plc	5.14	10-14-2020	800,000	857,597
Barclays plc	2.75	11-8-2019	675,000	674,081
Barclays plc	2.88	6-8-2020	300,000	298,049
Barclays plc	3.25	1-12-2021	500,000	504,098
Barclays plc	4.38	1-12-2026	500,000	509,436
Barclays plc	5.25	8-17-2045	500,000	525,051
BNP Paribas	2.40	12-12-2018	600,000	611,384
BNP Paribas	2.45	3-17-2019	500,000	507,596
BNP Paribas	2.70	8-20-2018	1,000,000	1,021,400
BNP Paribas	3.25	3-3-2023	500,000	518,551
BNP Paribas	4.25	10-15-2024	400,000	408,713

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
BNP Paribas	5.00%	1-15-2021	$1,150,000	$1,281,361
BPCE SA	2.50	7-15-2019	1,000,000	1,013,632
BPCE SA	4.00	4-15-2024	500,000	534,244
Canadian Imperial Bank	1.55	1-23-2018	300,000	300,771
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.50	1-11-2021	500,000	550,850
Corpbanca 144A	3.88	9-22-2019	600,000	623,776
Credit Suisse (New York)	3.00	10-29-2021	1,000,000	1,014,766
Credit Suisse (New York)	3.63	9-9-2024	1,500,000	1,561,010
Credit Suisse (New York)	4.38	8-5-2020	1,000,000	1,077,765
Credit Suisse (New York)	5.30	8-13-2019	1,500,000	1,655,183
Credit Suisse (New York)	5.40	1-14-2020	1,500,000	1,626,611
Credit Suisse Group Funding Limited	3.75	3-26-2025	1,000,000	978,636
Credit Suisse Group Funding Limited 144A	4.55	4-17-2026	750,000	774,930
Credit Suisse Group Funding Limited	4.88	5-15-2045	500,000	499,466
HSBC Holdings plc	2.95	5-25-2021	1,000,000	1,004,240
HSBC Holdings plc	3.60	5-25-2023	1,000,000	1,009,970
HSBC Holdings plc	3.90	5-25-2026	1,000,000	1,013,550
HSBC Holdings plc	4.00	3-30-2022	1,000,000	1,050,878
HSBC Holdings plc	4.25	3-14-2024	1,000,000	1,014,192
HSBC Holdings plc	4.30	3-8-2026	1,000,000	1,046,426
HSBC Holdings plc	4.88	1-14-2022	250,000	273,766
HSBC Holdings plc	5.10	4-5-2021	1,000,000	1,097,675
HSBC Holdings plc	5.25	3-14-2044	500,000	524,968
HSBC Holdings plc	6.10	1-14-2042	500,000	644,115
HSBC Holdings plc	6.50	5-2-2036	1,000,000	1,193,778
HSBC Holdings plc	6.50	9-15-2037	850,000	1,018,355
HSBC Holdings plc	6.80	6-1-2038	350,000	430,183
Intesa Sanpaolo SpA	3.88	1-16-2018	700,000	717,573
Intesa Sanpaolo SpA	3.88	1-15-2019	500,000	517,284
Intesa Sanpaolo SpA	5.25	1-12-2024	500,000	542,855
Lloyds Banking Group plc Subordinated	4.65	3-24-2026	2,000,000	2,024,296
Lloyds TSB Bank plc	1.75	5-14-2018	1,750,000	1,747,337
Lloyds TSB Bank plc	2.30	11-27-2018	200,000	201,869
Lloyds TSB Bank plc	2.40	3-17-2020	500,000	506,500
Mitsubishi UFJ Financial Group Incorporated	2.95	3-1-2021	425,000	434,228
Mitsubishi UFJ Financial Group Incorporated	3.85	3-1-2026	750,000	796,781
National Australia Bank Limited	2.30	7-25-2018	500,000	505,248
National Australia Bank Limited	3.00	1-20-2023	350,000	359,655
NIBC Bank NV	4.88	11-19-2019	800,000	878,497
Perrigo Finance Unlimited Company	4.38	3-15-2026	500,000	508,311
Rabobank Nederland NV	1.70	3-19-2018	500,000	502,816
Rabobank Nederland NV	2.25	1-14-2019	500,000	507,869
Rabobank Nederland NV	3.38	5-21-2025	500,000	517,650
Rabobank Nederland NV	3.88	2-8-2022	500,000	538,893
Rabobank Nederland NV	3.95	11-9-2022	750,000	773,009
Rabobank Nederland NV	4.63	12-1-2023	750,000	794,306
Rabobank Nederland NV	5.25	5-24-2041	725,000	882,326
Rabobank Nederland NV	5.75	12-1-2043	1,000,000	1,178,463
Royal Bank of Canada	1.25	6-16-2017	500,000	500,210
Royal Bank of Canada	1.50	1-16-2018	450,000	450,689
Royal Bank of Canada	2.00	12-10-2018	1,500,000	1,515,506
Royal Bank of Canada	2.15	3-15-2019	500,000	506,951
Royal Bank of Canada	2.20	7-27-2018	1,000,000	1,014,553
Royal Bank of Scotland Group plc	4.80	4-5-2026	500,000	515,405
Societe Generale	2.75	10-12-2017	700,000	710,150
Sumitomo Mitsui Banking Corporation	1.50	1-18-2018	500,000	498,376
Sumitomo Mitsui Banking Corporation	2.25	7-11-2019	500,000	504,854
Sumitomo Mitsui Banking Corporation	2.45	1-10-2019	500,000	508,080
Sumitomo Mitsui Banking Corporation	3.20	7-18-2022	1,000,000	1,032,878
Sumitomo Mitsui Banking Corporation	3.40	7-11-2024	250,000	259,100
Sumitomo Mitsui Banking Corporation	3.95	7-19-2023	250,000	269,297
Sumitomo Mitsui Financial Group	2.93	3-9-2021	1,500,000	1,534,452
Sumitomo Mitsui Financial Group	3.78	3-9-2026	1,000,000	1,054,399
Svenska Handelsbanken AB	1.63	3-21-2018	400,000	401,054
Svenska Handelsbanken AB	2.25	6-17-2019	500,000	507,145
Svenska Handelsbanken AB	2.45	3-30-2021	750,000	760,205
Toronto Dominion Bank	1.40	4-30-2018	1,250,000	1,249,906
Toronto Dominion Bank	2.13	7-2-2019	500,000	506,098
Toronto Dominion Bank	2.50	12-14-2020	1,000,000	1,020,900

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
Toronto Dominion Bank	2.63%	9-10-2018	$600,000	$614,893
Westpac Banking Corporation	1.55	5-25-2018	1,000,000	1,002,041
Westpac Banking Corporation	2.00	8-14-2017	100,000	100,850
Westpac Banking Corporation	2.10	5-13-2021	500,000	497,925
Westpac Banking Corporation	2.25	1-17-2019	250,000	253,218
Westpac Banking Corporation	2.30	5-26-2020	1,000,000	1,009,789
Westpac Banking Corporation	2.85	5-13-2026	1,000,000	996,470
				77,306,329

Capital Markets : 0.11%
Deutsche Bank AG	2.85	5-10-2019	600,000	601,068
Deutsche Bank AG	3.38	5-12-2021	600,000	596,400
Deutsche Bank AG (London)	1.88	2-13-2018	1,500,000	1,491,464
Deutsche Bank AG (London)	2.50	2-13-2019	500,000	498,539
Deutsche Bank AG (London)	3.70	5-30-2024	1,000,000	993,608
Invesco Finance plc	4.00	1-30-2024	250,000	269,531
Invesco Finance plc	5.38	11-30-2043	250,000	281,891
Nomura Holdings Incorporated	2.75	3-19-2019	500,000	507,668
Nomura Holdings Incorporated	6.70	3-4-2020	356,000	408,234
Sasol Financing International Company	4.50	11-14-2022	500,000	493,250
				6,141,653

Diversified Financial Services : 0.66%
Abbey National Treasury Services plc	2.50	3-14-2019	1,500,000	1,524,609
Abbey National Treasury Services plc	3.05	8-23-2018	500,000	514,764
Abbey National Treasury Services plc	4.00	3-13-2024	750,000	808,567
Barrick Australian Finance Proprietary Limited	5.95	10-15-2039	550,000	520,370
BHP Billiton Finance USA Limited	2.88	2-24-2022	350,000	351,892
BHP Billiton Finance USA Limited	3.25	11-21-2021	500,000	516,163
BHP Billiton Finance USA Limited	3.85	9-30-2023	1,500,000	1,568,931
BHP Billiton Finance USA Limited	4.13	2-24-2042	650,000	617,698
BHP Billiton Finance USA Limited	5.00	9-30-2043	500,000	530,205
Burlington Resources Finance Company	7.20	8-15-2031	500,000	603,434
ConocoPhillips Canada Funding Company	5.95	10-15-2036	300,000	342,624
GE Capital International Funding Company 144A	2.34	11-15-2020	6,500,000	6,625,138
GE Capital International Funding Company 144A	3.37	11-15-2025	1,500,000	1,591,916
GE Capital International Funding Company 144A	4.42	11-15-2035	4,013,000	4,364,194
Schlumberger Investment SA	3.65	12-1-2023	604,000	636,142
Shell International Finance BV	1.38	5-10-2019	750,000	746,520
Shell International Finance BV	1.90	8-10-2018	1,000,000	1,010,090
Shell International Finance BV	2.00	11-15-2018	500,000	505,999
Shell International Finance BV	2.13	5-11-2020	750,000	752,984
Shell International Finance BV	2.25	1-6-2023	250,000	245,344
Shell International Finance BV	2.38	8-21-2022	250,000	251,713
Shell International Finance BV	2.88	5-10-2026	1,000,000	989,490
Shell International Finance BV	3.25	5-11-2025	1,000,000	1,023,659
Shell International Finance BV	3.40	8-12-2023	250,000	260,189
Shell International Finance BV	3.63	8-21-2042	250,000	230,565
Shell International Finance BV	4.00	5-10-2046	650,000	634,888
Shell International Finance BV	4.13	5-11-2035	500,000	510,485
Shell International Finance BV	4.30	9-22-2019	1,000,000	1,079,250
Shell International Finance BV	4.38	3-25-2020	500,000	544,796
Shell International Finance BV	4.38	5-11-2045	500,000	515,539
Shell International Finance BV	4.55	8-12-2043	500,000	520,978
Shell International Finance BV	5.50	3-25-2040	300,000	351,762
Shell International Finance BV	6.38	12-15-2038	850,000	1,085,747
Syngenta Finance NV	3.13	3-28-2022	500,000	512,377
Tyco International Finance SV	3.90	2-14-2026	500,000	528,630
UBS AG (Stamford)	1.38	6-1-2017	1,000,000	999,855
UBS AG (Stamford)	1.80	3-26-2018	500,000	502,054
UBS AG (Stamford)	2.38	8-14-2019	1,750,000	1,774,806
				36,694,367

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Insurance : 0.06%
AON plc	4.00%	11-27-2023	$150,000	$157,253
AON plc	4.45	5-24-2043	100,000	97,018
AON plc	4.60	6-14-2044	600,000	600,616
Aspen Insurance Holdings Limited	4.65	11-15-2023	200,000	206,466
AXA SA	8.60	12-15-2030	650,000	871,130
Montpelier Re Holdings Limited	4.70	10-15-2022	100,000	102,770
Trinity Acquisition plc	4.63	8-15-2023	350,000	367,428
Trinity Acquisition plc	6.13	8-15-2043	350,000	377,806
XLIT Limited	2.30	12-15-2018	350,000	351,573
XLIT Limited	5.25	12-15-2043	200,000	207,148
				3,339,208

Health Care : 0.28%
Health Care Equipment & Supplies : 0.03%
Covidien International Finance SA	3.20	6-15-2022	500,000	525,223
Covidien International Finance SA	6.00	10-15-2017	600,000	638,392
Covidien International Finance SA	6.55	10-15-2037	400,000	540,901
				1,704,516

Pharmaceuticals : 0.25%
Actavis Funding SCS	3.00	3-12-2020	2,150,000	2,178,232
Actavis Funding SCS	3.80	3-15-2025	2,500,000	2,534,423
Actavis Funding SCS	3.85	6-15-2024	500,000	509,800
Actavis Funding SCS	4.75	3-15-2045	1,000,000	986,246
Actavis Funding SCS	4.85	6-15-2044	500,000	500,089
Astrazeneca plc	2.38	11-16-2020	500,000	506,783
AstraZeneca plc	4.00	9-18-2042	550,000	544,025
AstraZeneca plc	5.90	9-15-2017	800,000	847,134
AstraZeneca plc	6.45	9-15-2037	1,150,000	1,526,064
Novartis Securities Investment Limited	5.13	2-10-2019	1,000,000	1,096,782
Perrigo Company plc	2.30	11-8-2018	295,000	293,740
Perrigo Company plc	4.00	11-15-2023	250,000	249,277
Sanofi Aventis	1.25	4-10-2018	591,000	592,279
Sanofi Aventis	4.00	3-29-2021	700,000	765,197
Teva Pharmaceutical Finance BV	2.95	12-18-2022	500,000	495,919
				13,625,990

Industrials : 0.12%
Industrial Conglomerates : 0.06%
Koninklijke Philips Electronics NV	3.75	3-15-2022	500,000	529,426
Koninklijke Philips Electronics NV	5.00	3-15-2042	500,000	528,613
Koninklijke Philips Electronics NV	5.75	3-11-2018	650,000	695,533
Koninklijke Philips Electronics NV	6.88	3-11-2038	250,000	315,841
Tyco Electronics Group SA	3.45	8-1-2024	200,000	205,108
Tyco Electronics Group SA	4.88	1-15-2021	500,000	546,173
Tyco Electronics Group SA	7.13	10-1-2037	350,000	463,701
				3,284,395

Machinery : 0.01%
Pentair Finance SA	3.15	9-15-2022	250,000	240,400
Pentair Finance SA	5.00	5-15-2021	300,000	316,532
				556,932

Road & Rail : 0.05%
Canadian National Railway Company	2.25	11-15-2022	350,000	350,754
Canadian National Railway Company	5.55	3-1-2019	435,000	481,111
Canadian National Railway Company	6.20	6-1-2036	200,000	265,912
Canadian National Railway Company	6.38	11-15-2037	550,000	748,893
Canadian Pacific Railway Company	4.45	3-15-2023	200,000	217,538
Canadian Pacific Railway Company	5.75	3-15-2033	360,000	413,668

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Road & Rail (continued)
Canadian Pacific Railway Company	5.95%	5-15-2037	$65,000	$78,630
Canadian Pacific Railway Company	7.25	5-15-2019	65,000	74,366
				2,630,872

Information Technology : 0.10%
Communications Equipment : 0.01%
Ericsson LM	4.13	5-15-2022	400,000	423,273
Internet Software & Services : 0.06%
Alibaba Group Holding Limited	2.50	11-28-2019	1,000,000	1,001,158
Alibaba Group Holding Limited	3.60	11-28-2024	1,000,000	999,759
Alibaba Group Holding Limited	4.50	11-28-2034	300,000	306,740
Baidu Incorporated	2.75	6-9-2019	750,000	755,790
Baidu Incorporated	3.25	8-6-2018	576,000	588,272
				3,651,719

Technology Hardware, Storage & Peripherals : 0.03%
Seagate HDD (Cayman)	4.75	6-1-2023	1,000,000	837,375
Seagate HDD (Cayman)	4.75	1-1-2025	1,000,000	770,390
				1,607,765

Materials : 0.25%
Chemicals : 0.09%
Agrium Incorporated	3.50	6-1-2023	300,000	305,545
Agrium Incorporated	4.90	6-1-2043	200,000	195,992
Agrium Incorporated	5.25	1-15-2045	400,000	410,912
Agrium Incorporated	6.13	1-15-2041	165,000	185,102
Agrium Incorporated	6.75	1-15-2019	300,000	332,198
LYB International Finance BV	4.88	3-15-2044	500,000	492,577
LyondellBasell Industries NV	4.63	2-26-2055	500,000	445,836
LyondellBasell Industries NV	5.00	4-15-2019	400,000	429,088
LyondellBasell Industries NV	5.75	4-15-2024	500,000	580,226
LyondellBasell Industries NV	6.00	11-15-2021	500,000	576,718
Methanex Corporation	3.25	12-15-2019	100,000	93,513
Potash Corporation of Saskatchewan Incorporated	4.88	3-30-2020	255,000	277,622
Potash Corporation of Saskatchewan Incorporated	5.63	12-1-2040	200,000	228,948
Potash Corporation of Saskatchewan Incorporated	5.88	12-1-2036	225,000	262,552
Potash Corporation of Saskatchewan Incorporated	6.50	5-15-2019	65,000	73,124
				4,889,953

Metals & Mining : 0.14%
Barrick Gold Corporation	4.10	5-1-2023	220,000	223,282
Barrick Gold Corporation	5.25	4-1-2042	500,000	458,124
Goldcorp Incorporated	2.13	3-15-2018	100,000	99,649
Goldcorp Incorporated	3.70	3-15-2023	300,000	294,876
Rio Tinto Alcan Incorporated	6.13	12-15-2033	600,000	671,705
Rio Tinto Finance (USA) Limited	2.88	8-21-2022	500,000	491,948
Rio Tinto Finance (USA) Limited	3.75	9-20-2021	500,000	522,765
Rio Tinto Finance (USA) Limited	4.13	8-21-2042	250,000	229,748
Rio Tinto Finance (USA) Limited	4.75	3-22-2042	250,000	247,049
Rio Tinto Finance (USA) Limited	5.20	11-2-2040	300,000	311,128
Rio Tinto Finance (USA) Limited	6.50	7-15-2018	750,000	819,833
Rio Tinto Finance (USA) Limited	7.13	7-15-2028	500,000	616,573
Rio Tinto Finance (USA) Limited	9.00	5-1-2019	480,000	569,171
Vale Overseas Limited	4.38	1-11-2022	200,000	179,776
Vale Overseas Limited	4.63	9-15-2020	300,000	281,535
Vale Overseas Limited	6.88	11-21-2036	1,260,000	1,045,800
Vale Overseas Limited	6.88	11-10-2039	130,000	106,275
Vale Overseas Limited	8.25	1-17-2034	300,000	291,000

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Metals & Mining (continued)
Vale SA	5.63%	9-11-2042	$750,000	$568,125
				8,028,362

Paper & Forest Products : 0.02%
Celulosa Arauco y Constitucion SA	4.75	1-11-2022	500,000	528,386
Celulosa Arauco y Constitucion SA	7.25	7-29-2019	350,000	396,027
				924,413

Telecommunication Services : 0.38%
Diversified Telecommunication Services : 0.21%
British Telecommunications plc	5.95	1-15-2018	250,000	267,886
British Telecommunications plc	9.63	12-15-2030	650,000	1,022,458
Deutsche Telekom International Finance BV	6.00	7-8-2019	500,000	562,840
Deutsche Telekom International Finance BV	8.75	6-15-2030	830,000	1,228,075
Deutsche Telekom International Finance BV	9.25	6-1-2032	500,000	780,960
France Telecom SA	5.38	7-8-2019	600,000	663,818
France Telecom SA	5.38	1-13-2042	500,000	595,440
France Telecom SA	9.00	3-1-2031	925,000	1,414,717
Orange SA	2.75	2-6-2019	1,000,000	1,026,101
Royal KPN NV	8.38	10-1-2030	375,000	510,853
Telefonica Emisiones SAU	3.19	4-27-2018	500,000	512,048
Telefonica Emisiones SAU	4.57	4-27-2023	300,000	325,508
Telefonica Emisiones SAU	5.13	4-27-2020	445,000	488,153
Telefonica Emisiones SAU	7.05	6-20-2036	1,050,000	1,312,212
Telefonica Europe BV	8.25	9-15-2030	420,000	585,975
Telefonica SA	5.88	7-15-2019	645,000	713,937
				12,010,981

Wireless Telecommunication Services : 0.17%
America Movil SAB de CV	3.13	7-16-2022	500,000	507,635
America Movil SAB de CV	4.38	7-16-2042	500,000	484,634
America Movil SAB de CV	5.00	3-30-2020	1,000,000	1,099,078
America Movil SAB de CV	5.63	11-15-2017	450,000	475,021
America Movil SAB de CV	6.13	11-15-2037	100,000	116,343
America Movil SAB de CV	6.38	3-1-2035	565,000	671,288
Rogers Communications Incorporated	3.00	3-15-2023	200,000	204,421
Rogers Communications Incorporated	4.50	3-15-2043	200,000	202,822
Rogers Communications Incorporated	5.00	3-15-2044	1,000,000	1,108,640
Rogers Communications Incorporated	6.80	8-15-2018	750,000	829,878
Vodafone Group plc	1.25	9-26-2017	250,000	249,232
Vodafone Group plc	1.50	2-19-2018	500,000	498,780
Vodafone Group plc	2.50	9-26-2022	500,000	488,976
Vodafone Group plc	2.95	2-19-2023	600,000	593,342
Vodafone Group plc	4.38	2-19-2043	500,000	465,799
Vodafone Group plc	4.63	7-15-2018	180,000	190,138
Vodafone Group plc	5.45	6-10-2019	400,000	440,065
Vodafone Group plc	6.25	11-30-2032	300,000	346,319
Vodafone Group plc	7.88	2-15-2030	250,000	323,207
				9,295,618

Utilities : 0.01%
Electric Utilities : 0.00%
Scottish Power Limited	5.81	3-15-2025	150,000	168,556

Independent Power & Renewable Electricity Producers : 0.00%
TransAlta Corporation	6.50	3-15-2040	90,000	60,900
TransAlta Corporation	6.90	5-15-2018	200,000	204,678
				265,578

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Water Utilities : 0.01%
United Utilities Group plc		5.38%	2-1-2019	$250,000	$266,809

Total Yankee Corporate Bonds and Notes (Cost $209,716,611)					216,040,211

Yankee Government Bonds : 0.04%
Ukraine Government Aid		1.84	5-16-2019	2,000,000	2,019,736

Total Yankee Government Bonds (Cost $2,000,793)					2,019,736

Short-Term Investments : 1.68%
		Yield		Shares
Investment Companies : 1.68%
Securities Lending Cash Investments LLC (l)(r)(u)		0.45		1,798,425	1,798,425
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)##		0.41		91,537,042	91,537,042
Total Short-Term Investments (Cost $93,335,467)					93,335,467

Total investments in securities (Cost $5,510,417,450)*	101.78%				5,655,320,542
Other assets and liabilities, net	(1.78)				(98,889,712)

Total net assets	100.00%				$5,556,430,830

%%	The security is issued on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
±	Variable rate investment. The rate shown is the rate in effect at period end.
@	Foreign bond principal is denominated in the local currency of the issuer.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is $5,514,001,417 and unrealized gains (losses) consists of:

Gross unrealized gains	$229,824,215
Gross unrealized losses	(88,505,090)

Net unrealized gains	$141,319,125

Abbreviations:
AUD	Australian dollar
CAD	Canadian dollar
DKK	Danish krone
EUR	Euro
FFCB	Federal Farm Credit Banks
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FICO	The Financing Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
JPY	Japanese yen
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust
SEK	Swedish krona
TVA	Tennessee Valley Authority

Wells Fargo Diversified Fixed Income Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similarsecurities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptionsin determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$1,487,064,140	$0	$1,487,064,140
Corporate bonds and notes	0	1,184,553,707	0	1,184,553,707
Foreign government bonds	0	1,406,610,659	0	1,406,610,659
U.S. Treasury securities	1,265,696,622	0	0	1,265,696,622
Yankee corporate bonds and notes	0	216,040,211	0	216,040,211
Yankee government bonds	0	2,019,736	0	2,019,736
Short-term investments
Investment companies	91,537,042	0	0	91,537,042
Investments measured at net asset value*				1,798,425

Total assets	$1,357,233,664	$4,296,288,453	$0	$5,655,320,542

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $1,798,425 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2016, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 98.01%
Consumer Discretionary : 13.52%
Auto Components : 0.73%
Aisin Seiki Company Limited	29,100	$1,202,262
Akebono Brake Industry Company Limited †	22,700	55,348
Autoliv Incorporated «	50,022	6,133,197
Bharat Forge Limited	28,151	316,048
Bosch Limited	2,730	906,722
Bridgestone Corporation	110,100	3,804,060
Calsonic Kansei Corporation	25,000	195,060
Cheng Shin Rubber Industry Company Limited	588,369	1,208,761
Cie Generale des Establissements Michelin	18,498	1,879,942
Continental AG	9,343	2,004,251
Cooper Tire & Rubber Company	68,804	2,210,673
Daido Metal Company Limited	7,000	64,036
Dana Holding Corporation	200,141	2,405,695
Delphi Automotive plc	32,768	2,226,913
Denso Corporation	86,100	3,397,037
Exedy Corporation	6,200	143,557
Exide Industries Limited	78,617	191,913
Faurecia	2,059	81,901
FCC Company Limited	7,000	133,318
Futaba Industrial Company Limited	6,100	30,959
GKN plc	150,914	600,866
Halla Holdings Corporation	1,219	69,654
Hankook Tire Company Limited	9,595	412,203
Hanon Systems	25,350	262,689
Hi-Lex Corporation	5,800	144,090
Hota Industrial Manufacturing Company Limited	60,000	283,327
Hyundai Mobis	11,126	2,380,542
Hyundai Wia Corporation	3,195	248,244
Johnson Controls Incorporated	70,200	3,099,330
Keihin Corporation	9,300	153,103
Kenda Rubber Industrial Company Limited	186,458	297,304
Koito Manufacturing Company Limited	18,900	892,645
Kumho Tire Company Incorporated †	22,990	162,809
KYB Corporation	38,000	133,490
Leoni AG	4,204	140,140
Linamar Corporation	2,422	101,287
Magna International Incorporated	34,700	1,409,063
Mando Corporation	1,330	247,743
Martinrea International Incorporated	3,001	21,374
Mitsuba Corporation	8,000	125,994
Motherson Sumi Systems Limited	88,861	376,060
Musashi Seimitsu Industry Company Limited	4,100	87,676
Nan Kang Rubber Tire Company Limited †	148,145	122,195
NGK Spark Plug Company Limited	27,600	535,625
NHK Spring Company Limited	35,900	309,284
Nifco Incorporated	7,000	360,952
Nippon Seiki Company Limited	10,000	195,331
Nissin Kogyo Company Limited	8,500	116,598
NOK Corporation	19,200	344,693
Nokian Renkaat Oyj	13,330	470,608
Pacific Industrial Company Limited	10,300	105,014
Plastic Omnium SA	6,187	206,313
Press Kogyo Company Limited	13,000	49,307
Riken Corporation	27,000	92,897
Sanden Corporation	27,000	92,654
Showa Corporation	13,400	98,381
Somboon Advance Technology PCL	70	24
Stanley Electric Company Limited	25,100	532,895
Sumitomo Riko Company Limited	6,500	53,827
Sumitomo Rubber Industries Limited	30,400	447,483
Tachi-S Company Limited	5,700	93,786
Takata Corporation †«	7,500	30,681
Tenedora Nemak SA de CV 144A	686,489	875,186
Tenneco Automotive Incorporated †	78,000	4,190,160

1

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Auto Components (continued)
The Goodyear Tire & Rubber Company	151,800	$4,245,846
Tokai Rika Company Limited	8,200	145,510
Tong Yang Industry Company Limited	100,374	148,811
Topre Corporation	8,900	199,885
Toyo Tire & Rubber Company Limited	18,000	219,605
Toyoda Gosei Company Limited	10,900	214,092
Toyota Boshoku Corporation	12,100	241,924
Toyota Industries Corporation	30,700	1,332,131
TPR Company Limited	5,200	132,565
TS Tech Company Limited	9,900	255,334
Unipres Corporation	6,700	130,630
Valeo SA «	7,819	1,180,130
Visteon Corporation	53,919	4,042,847
Xinyi Glass Holdings Limited	149	104
Yarnapund PCL †(a)	1,551,500	0
Yokohama Rubber Company Limited	19,500	299,892
Yorozu Corporation	3,500	55,407
		62,409,893

Automobiles : 1.15%
Bajaj Auto	25,817	1,004,651
Bayerische Motoren Werke AG	30,555	2,580,035
Brilliance China Automotive Holdings Limited	880,000	855,001
BYD Company Limited H Shares †	218,000	1,261,024
China Motor Company Limited	198,150	145,821
Daihatsu Motor Company Limited	33,100	453,748
Daimler AG	92,366	6,309,115
Dongfeng Motor Group Company Limited H Shares	748,000	833,598
Ferrari NV	8,301	351,896
Fiat Chrysler Automobiles NV	83,018	592,554
Ford Motor Company	460,501	6,212,158
Ford Otomotiv Sanayi AS	14,299	169,432
Fuji Heavy Industries Limited	106,300	3,983,790
Geely Automobile Holdings Limited	1,395,000	737,825
General Motors Company	157,693	4,932,637
Ghabbour Auto †	25,801	7,119
Hero Honda Motors Limited	29,463	1,356,958
Honda Motor Company Limited	286,000	8,138,222
Honda Motor Company Limited ADR	25	700
Hyundai Motor Company	24,353	2,850,515
Isuzu Motors Limited	93,700	1,130,475
Kia Motors Corporation	43,683	1,709,861
Mahindra & Mahindra Limited	74,466	1,463,423
Mahindra & Mahindra Limited GDR	10,726	211,839
Maruti Suzuki India Limited	36,529	2,259,331
Mazda Motor Corporation	89,900	1,551,442
Mitsubishi Motors Corporation	111,400	582,477
Nissan Motor Company Limited	415,500	4,221,226
Nissan Shatai Company Limited	17,000	193,281
Oriental Holdings Bhd	46,320	77,069
Peugeot SA †	32,543	512,176
PT Astra International Tbk	6,419,940	3,101,874
Renault SA	19,824	1,860,302
Suzuki Motor Corporation	66,100	1,700,627
Tata Motors Limited †	222,094	1,517,210
Tata Motors Limited ADR †	10,643	356,434
Tata Motors Limited Class A (Differential Voting Rights)	132,940	621,381
Tesla Motors Incorporated †«	18,700	4,174,401
Thor Industries Incorporated	64,120	4,167,800
Tofas Turk Otomobil Fabrikasi AS	25,253	189,391
Toyota Motor Corporation	429,314	22,420,399
UMW Holdings Bhd	137,800	166,201
Volkswagen AG	3,151	486,452
Yamaha Motor Company Limited	45,300	802,624
Yulon Motor Company Limited	230,929	194,373
		98,448,868

2

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Shares	Value
Distributors : 0.26%
Canon Marketing Japan Incorporated	10,300	$195,610
D’ieteren SA NV	1,530	72,291
DOSHISHA Company Limited	4,400	92,184
Genuine Parts Company	85,000	8,238,200
Imperial Holdings Limited	47,334	421,650
Inchcape plc	38,717	381,876
Jardine Cycle & Carriage Limited	21,598	530,108
LKQ Corporation †	180,700	5,975,749
Pacific Brands Limited	177,242	146,036
Paltac Corporation	4,300	86,128
Pool Corporation	59,900	5,485,043
Uni-Select Incorporated	864	23,008
		21,647,883

Diversified Consumer Services : 0.18%
AA plc	52,430	218,698
Apollo Education Group Incorporated †	134,600	1,236,974
Benesse Corporation	14,400	318,598
DeVry Incorporated «	78,000	1,411,800
Educomp Solutions Limited †	5,295	909
Grand Canyon Education Incorporated †	63,020	2,631,715
H&R Block Incorporated	135,611	2,896,651
Houghton Mifflin Harcourt Company †	138,512	2,382,406
InvoCare Limited	18,207	168,963
Navitas Limited	46,793	183,302
New Oriental Education & Technology Group Incorporated	38,053	1,607,739
Raffles Education Corporation Limited	55,177	8,615
Sotheby’s «	78,800	2,356,120
		15,422,490

Hotels, Restaurants & Leisure : 2.09%
Accor SA	17,394	756,816
Accordia Golf Company Limited	14,600	136,593
Ajisen China Holdings Limited	200	84
Amax International Holdings Limited †	6,262	334
Amaya Incorporated †	9,782	145,385
Aramark Corporation	129,962	4,326,435
Ardent Leisure Group	61,511	100,028
Aristocrat Leisure Limited	88,978	827,012
Autogrill SpA †	9,260	79,386
Banyan Tree Holdings Limited	13,000	4,531
Berjaya Land Bhd †(a)	408,500	69,254
Berjaya Sports Toto Bhd	168,499	124,466
Brinker International Incorporated	81,100	3,647,067
Buffalo Wild Wings Incorporated †	26,800	3,896,452
Cafe de Coral Holdings Limited	52,000	144,877
Carnival Corporation	53,500	2,554,090
Carnival plc	20,101	992,472
Chipotle Mexican Grill Incorporated †	5,494	2,428,128
Choice Hotels International Incorporated	47,740	2,166,441
Colowide Company Limited	10,000	175,915
Compass Group plc	147,225	2,744,312
Cracker Barrel Old Country Store Incorporated «	33,600	5,089,728
Crown Limited	59,986	521,993
Darden Restaurants Incorporated	66,300	4,497,129
Domino’s Pizza Enterprises Limited	16,044	798,603
Domino’s Pizza Group plc	27,575	421,348
Domino’s Pizza Incorporated	70,600	8,534,128
Doutor Nichires Holdings Company Limited	5,200	87,062
Egyptian Resorts Company †	16,982	1,568
Flight Centre Limited	11,645	266,043
Formosa International Hotels Corporation	19,491	112,957
Fu Ji Food & Catering Services †	1,669	129
Fuji Kyuko Company Limited	10,000	125,886
Fujita Kanko Incorporated	12,000	58,735

3

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Hotels, Restaurants & Leisure (continued)
Galaxy Entertainment Group Limited	385,000	$1,293,118
Genting Bhd	624,500	1,264,427
Genting Malaysia Bhd	1,046,115	1,117,309
Genting Singapore plc	1,113,320	598,255
Grand Korea Leisure Company Limited	4,800	113,576
Great Canadian Gaming Corporation †	676	9,119
Greene King plc	17,051	220,287
GVC Holdings plc	13,541	118,065
H.I.S. Company Limited	6,500	177,564
Hilton Worldwide Holdings Incorporated	90,087	1,872,008
Hong Kong & Shanghai Hotels Limited	95,101	101,456
Hotel Properties Limited	32,000	81,330
Hyatt Hotels Corporation Class A †«	15,414	707,657
Imperial Hotel Limited	6,400	136,918
InterContinental Hotels Group plc	21,940	845,580
J D Wetherspoon plc	8,168	88,726
J. Alexander’s Holdings Incorporated †	20,074	208,770
Jack in the Box Incorporated	49,300	4,200,360
Jollibee Foods Corporation	94,580	476,085
Kangwon Land Incorporated	17,620	629,075
Kisoji Company Limited	3,500	71,748
Kyoritsu Maintenance Company Limited «	4,400	336,551
Ladbrokers plc	95,658	187,869
Las Vegas Sands Corporation	64,555	2,985,023
Macau Legend Development Limited †	840,000	104,855
Magnum Bhd	221,370	119,558
Marriott International Incorporated Class A «	34,700	2,291,588
Marston’s plc	50,669	112,061
McDonald’s Corporation	168,914	20,617,643
McDonald’s Holdings Company Japan Limited «	12,400	325,971
Melco Crown Entertainment Limited ADR	32,470	469,841
Melco International Development Limited	180,000	212,180
Merlin Entertainment plc 144A	81,322	497,750
MGM China Holdings Limited	177,200	254,943
MGM Resorts International †	280,400	6,407,140
Millennium & Copthorne Hotels plc	18,690	118,755
Minor International PCL	486,956	535,004
Miramar Hotel & Investment Company Limited	48,000	86,725
Mitchells & Butlers plc	19,207	80,757
MOS Food Services Incorporated	6,100	165,259
Norwegian Cruise Line Holdings Limited †	94,111	4,367,692
Ohsho Food Service Corporation	1,600	54,039
OPAP SA	58,349	477,826
Oriental Land Company Limited	38,300	2,522,090
Paddy Power Betfair plc	3,017	400,480
Paddy Power plc	3,683	497,074
Panera Bread Company Class A †	32,649	7,155,028
Paradise Company Limited	11,315	164,247
Plenus Company Limited	4,100	71,274
Resorttrust Incorporated	14,700	309,572
Restaurant Brands International Incorporated	19,733	823,870
Restaurant Group plc	15,681	83,170
Round One Corporation	8,500	57,340
Royal Caribbean Cruises Limited «	103,570	8,015,317
Royal Holdings Company Limited	5,300	101,755
Saint Marc Holdings Company Limited	2,400	70,980
Saizeriya Company Limited	4,700	85,651
Sands China Limited	395,123	1,515,255
Shangri-La Asia Limited	274,166	312,950
Six Flags Entertainment Corporation	113,219	6,531,604
SJM Holdings Limited	390,000	249,937
SKYCITY Entertainment Group Limited	125,099	408,821
Skylark Company Limited	17,100	203,684
Sodexho Alliance SA	9,330	981,318
SSP Group plc	80,582	369,974
Star Entertainment Group Limited	140,622	574,235
Starbucks Corporation	273,300	15,001,437
Tabcorp Holdings Limited	160,020	511,193
Tatts Group Limited	233,609	665,233

4

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Shares	Value
Hotels, Restaurants & Leisure (continued)
The Cheesecake Factory Incorporated	63,600	$3,171,732
The Wendy’s Company	290,103	2,982,259
Thomas Cook Group plc †	117,612	130,142
Tokyo Dome Corporation	36,000	154,423
Tokyotokeiba Company Limited	32,000	65,020
TUI AG	12,319	186,960
TUI AG - BATS Exchange	24,427	373,954
Unibet Group plc	36,544	417,516
Vail Resorts Incorporated	51,420	6,748,875
Whitbread plc	16,280	993,153
William Hill plc	82,355	371,076
Wyndham Worldwide Corporation	68,700	4,629,693
Wynn Macau Limited	273,600	428,141
Wynn Resorts Limited «	48,237	4,639,435
Yoshinoya D&C Company Limited	11,800	153,661
Yum! Brands Incorporated	48,500	3,981,365
Zensho Company Limited	13,100	175,085
		178,261,829

Household Durables : 1.09%
Alpine Electronics Incorporated	7,900	90,390
Altek Corporation	436	281
Arcelik AS	78,008	518,186
Barratt Developments plc	86,863	744,783
Bellway plc	9,497	375,924
Berkeley Group Holdings plc	11,306	536,283
Bovis Homes Group plc	9,917	145,069
Casio Computer Company Limited	39,600	616,878
Chofu Seisakusho Company Limited	3,500	83,759
Coway Company Limited	8,430	728,553
Crest Nicholson Holdings plc	42,434	361,381
D.R. Horton Incorporated	187,076	5,717,043
Dorel Industries Incorporated Class B	2,467	63,888
Electrolux AB Class B	25,871	694,124
Foster Electric Company Limited	4,400	84,317
Fujitsu General Limited	11,000	205,030
Garmin Limited	67,300	2,861,596
GoPro Incorporated Class A †«	96,000	985,920
GUD Holdings Limited	7,917	50,068
Haier Electronics Group Company	470,000	759,669
Hanssem Company Limited	1,940	300,327
Harman International Industries Incorporated	42,070	3,291,557
Haseko Corporation	44,800	493,575
Husqvarna AB Class A	1	8
Husqvarna AB Class B	37,065	294,161
Iida Group Holdings Company	25,700	538,903
JM AB	8,886	250,984
JVC Kenwood Holdings Incorporated	26,300	63,889
Leggett & Platt Incorporated	77,119	3,876,001
Lennar Corporation Class A	109,471	4,988,593
Lennar Corporation Class B	1,900	69,540
LG Electronics Incorporated	17,628	829,779
Mohawk Industries Incorporated †	37,800	7,434,882
Newell Rubbermaid Incorporated	259,542	12,377,558
Nikon Corporation	59,000	829,575
NVR Incorporated †	2,134	3,698,222
Panahome Corporation	18,000	143,207
Panasonic Corporation	375,010	3,493,230
Peace Mark Holdings Limited †(a)	10,000	0
Persimmon plc	31,295	952,755
Pioneer Corporation †	54,900	119,978
Pulte Homes Incorporated	182,600	3,425,576
Rinnai Corporation	5,700	497,241
Sangetsu Company Limited	13,000	242,073
SEB SA	3,036	373,439
Sekisui Chemical Company Limited	68,900	899,710
Sekisui House Limited	95,100	1,705,591

5

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Household Durables (continued)
Sharp Corporation †«	269,000	$364,383
Skyworth Digital Holdings Limited	144	87
Sony Corporation	202,394	5,665,972
Starts Corporation Incorporated	13,900	299,251
Steinhoff International Holdings H Shares	949,758	5,573,606
Sumitomo Foresting Company Limited	24,600	335,894
Tamron Company Limited	4,000	58,590
Taylor Woodrow plc	300,372	893,580
Techtronic Industries Company Limited	263,500	1,059,663
Tempur-Pedic International Incorporated †	87,400	5,088,428
Token Corporation	1,340	104,794
Toll Brothers Incorporated †	96,000	2,798,400
Tupperware Brands Corporation	66,700	3,773,886
Welling Holding Limited	800	136
Zojirushi Corporation	18,100	309,744
		93,139,910

Internet & Catalog Retail : 1.35%
Amazon.com Incorporated †	72,327	52,277,232
Askul Corporation	4,000	147,559
ASOS plc †	7,672	388,466
CJ O Shopping Company Limited	949	153,681
Ctrip.com International Limited ADR †«	81,926	3,748,934
Expedia Incorporated	71,984	8,007,500
Groupon Incorporated †	588,300	2,082,582
GS Home Shopping Incorporated	834	129,110
Home Retail Group plc	62,866	150,509
HSN Incorporated	44,987	2,355,969
Hyundai Home Shopping Network Corporation	1,833	206,862
JD.com Incorporated ADR †	262,763	6,466,597
Liberty Interactive Corporation Series A †	265,800	7,171,284
Liberty TripAdvisor Holdings Incorporated Class A †	93,232	2,141,539
N Brown Group plc	13,911	50,169
Netflix Incorporated †	79,182	8,121,698
Ocado Group plc †«	44,034	172,516
Rakuten Incorporated	135,000	1,456,247
Senshukai Company Limited	7,500	53,167
Shutterfly Incorporated †	50,400	2,434,320
Start Today Company Limited	8,700	397,544
The Priceline Group Incorporated †	9,196	11,626,779
TripAdvisor Incorporated †	66,714	4,519,206
Vipshop Holdings Limited ADR †	89,052	1,039,237
Zalando SE †144A	12,774	374,441
		115,673,148

Leisure Products : 0.37%
Amer Sports Oyj	13,925	414,920
Bandai Namco Holdings Incorporated	32,700	810,893
Fields Corporation	2,900	41,378
Giant Manufacturing Company Limited	113,687	678,026
Hasbro Incorporated	63,821	5,570,935
Heiwa Corporation	9,000	179,699
Mattel Incorporated	193,195	6,159,057
Merida Industry Company Limited	47,250	199,214
Mizuno Corporation	17,000	82,440
Polaris Industries Incorporated «	36,456	3,099,489
Sankyo Company Limited	7,900	294,997
Sega Sammy Holdings Incorporated	30,200	368,722
Shimano Incorporated	12,800	1,998,573
The Brunswick Corporation	127,970	6,125,924
Tomy Company Limited	14,100	105,812
Universal Entertainment Corporation †	4,400	93,336
Vista Outdoor Incorporated †	87,546	4,393,058
Yamaha Corporation	29,100	882,973
		31,499,446

6

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Shares	Value
Media : 2.16%
Aimia Incorporated	16,463	$105,958
Altice NV Class A	24,543	422,997
Altice NV Class B †	8,181	141,454
AMC Networks Incorporated Class A †	35,932	2,297,492
Asatsu-DK Incorporated	5,100	127,713
Astro Malaysia Holdings Bhd	902,400	603,203
Avex Group Holdings Incorporated	7,200	89,858
Axel Springer AG	4,131	234,966
BEC World PCL	121,700	84,142
Cable One Incorporated	6,252	3,063,417
Cablevision Systems Corporation New York Group Class A	126,500	4,387,020
Charter Communications Incorporated Class A †	107,887	23,620,780
Cheil Worldwide Incorporated	13,120	178,889
Cinemark Holdings Incorporated	139,900	5,061,582
Cineplex Incorporated	8,140	320,113
CJ E&M Corporation	3,006	189,924
Cogeco Communications Incorporated	1,258	65,838
Corus Entertainment Incorporated Class B «	12,391	118,869
CyberAgent Incorporated	7,300	348,733
Cyfrowy Polsat SA †	97,742	555,183
Daiichikosho Company Limited	6,700	255,935
Daily Mail & General Trust plc Class A	23,399	232,146
Dentsu Incorporated	37,600	1,904,872
Discovery Communications Incorporated Class A †	88,402	2,461,996
Discovery Communications Incorporated Class C †	145,248	3,888,289
DISH Network Corporation Class A †	24,770	1,236,023
DreamWorks Animation SKG Incorporated †	96,500	3,883,160
eSun Holdings Limited †	3,000	212
Eutelsat Communications SA	15,183	302,729
Event Hospitality and Entertainment Limited	22,965	248,803
Fairfax Media Limited	382,378	254,255
Fuji Television Network Incorporated	8,900	108,342
Gannett Company Incorporated	156,499	2,444,514
GFK SE	2,287	88,897
Grupo Televisa SA	670,102	3,583,462
Hakuhodo DY Holdings Incorporated	47,400	595,844
Havas SA	33,703	283,947
Informa plc	60,450	595,359
Ipsos	1,688	53,058
ITV plc	319,668	994,505
JC Decaux SA «	5,375	221,846
Kadokawa Dwango Corporation	4,900	56,595
Lagardere SCA	10,820	256,127
Liberty Broadband Corporation Class A †	34,892	2,016,758
Liberty Broadband Corporation Class C †	92,243	5,334,413
Liberty Global plc Class A	48,758	1,821,096
Liberty Global plc Class C	113,756	4,110,006
Liberty Global plc Liberty Latin America and Caribbean Group Class C †«	44,985	1,921,309
Liberty Latin America and Caribbean Group Class A †	16,106	661,634
Lions Gate Entertainment Corporation «	57,200	1,275,560
Live Nation Incorporated †	83,055	2,005,778
M6 Metropole Television SA	5,835	107,091
Madison Square Garden Company Class A †	28,729	4,812,969
Mediaset Espana Comunicacion SA	15,943	212,690
Mediaset SpA	67,736	302,220
Meredith Corporation	49,800	2,465,100
Modern Times Group Class B	4,115	116,573
MSG Networks Incorporated Class A	36,900	638,739
Naspers Limited	125,708	18,489,324
New York Times Company Class A	162,087	1,959,632
News Corporation Class A	215,954	2,582,810
News Corporation Class B	61,266	756,022
Nippon Television Network Corporation	10,000	176,909
NOS SGPS	7,553	56,104
Omnicom Group Incorporated	136,200	11,349,546
Pearson plc	78,175	949,389
ProSiebenSat.1 Media AG	20,366	1,023,903
PT Media Nusantara Citra Tbk	1,052,000	161,728

7

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Media (continued)
Publicis Groupe SA	16,558	$1,198,618
Quebecor Incorporated Class B	6,882	196,276
REA Group Limited	7,600	307,548
Regal Entertainment Group Class A «	89,393	1,879,935
RELX NV	100,662	1,745,545
RELX plc	99,643	1,803,974
RTL Group	1,962	176,279
Schibsted ASA Class A	8,244	256,221
Schibsted ASA Class B	8,244	244,395
Scripps Networks Interactive Incorporated Class A	55,764	3,587,856
SES SA	43,074	964,756
Seven West Media Limited	254,688	195,120
Shaw Communications Incorporated Class B «	37,500	717,200
Shochiku Company Limited	26,000	255,457
Sinclair Broadcast Group Incorporated Class A	90,874	2,874,345
Singapore Press Holdings Limited	289,000	810,065
Sirius XM Holdings Incorporated †	395,803	1,591,128
SKY Network Television Limited	62,990	191,786
Sky Perfect JSAT Holdings Incorporated	30,600	148,668
Sky plc	92,582	1,291,968
SM Entertainment Company †	3,747	126,545
Societe Television Francaise 1 SA	10,997	138,877
Starz Incorporated Class A †	109,183	2,947,941
Sun TV Network Limited	19,075	106,297
Technicolor	26,745	177,625
Tegna Incorporated	124,873	2,867,084
Telenet Group Holding NV †	5,930	282,329
Television Broadcasts Limited	55,000	186,855
Thomson Corporation	34,752	1,459,406
Time Incorporated	121,330	1,925,507
Toei Company Limited	16,000	143,767
Toho Company Limited Tokyo	23,300	637,549
Tokyo Broadcasting System Incorporated	5,700	81,329
Tribune Media Company Class A	106,107	4,270,807
TV Asahi Corporation	3,800	62,421
Twenty-First Century Fox Incorporated Class A	204,919	5,918,061
Twenty-First Century Fox Incorporated Class B	79,741	2,331,627
United Business Media plc	35,107	299,490
Viacom Incorporated Class B	39,263	1,742,099
Vivendi SA	113,848	2,258,580
Wolters Kluwer NV	33,251	1,325,408
WPP plc	120,952	2,788,878
Zee Entertainment Enterprises Limited	153,249	1,009,778
Zenrin Company Limited	5,000	117,397
		184,919,147

Multiline Retail : 0.54%
Aeon Company Bhd	165,600	110,293
B&M European Value Retail SA	75,912	341,936
Canadian Tire Corporation Limited Class A	7,500	819,003
Debenhams plc	147,783	158,284
Dollar General Corporation	52,200	4,692,780
Dollar Tree Incorporated †	143,586	13,000,276
Dollarama Incorporated	12,916	889,400
Don Quijote Company Limited	18,200	585,109
Far Eastern Department Stores Company Limited	185,584	94,748
Fuji Company Limited	5,100	119,101
H2O Retailing Corporation	14,100	214,043
Harvey Norman Holdings Limited	101,944	335,981
Hudson’s Bay Company	10,727	121,229
Hyundai Department Store Company Limited	3,673	408,351
Isetan Mitsukoshi Holdings Limited	58,100	568,224
Izumi Company Limited	6,700	258,053
J.Front Retailing Company Limited	42,500	509,685
Kintetsu Department Store Company Limited †	27,000	86,314
Kohl’s Corporation	109,133	3,933,153
Lifestyle International Holdings Limited	119,500	190,074
Lotte Shopping Company Limited	2,095	401,668

8

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Shares	Value
Multiline Retail (continued)
Macy’s Incorporated	36,812	$1,222,527
Marks & Spencer Group plc	149,257	820,822
Marui Company Limited	38,500	565,670
Matsuya Company Limited	9,600	76,984
Metro Holdings Limited	163,200	122,658
Myer Holdings Limited «	108,425	87,768
New World Department Store China Limited	150,000	19,496
Next plc	15,421	1,215,024
Nordstrom Incorporated «	78,400	2,977,632
PT Matahari Department Store Tbk	650,500	903,605
Ryohin Keikaku Company Limited	3,900	899,147
SACI Falabella	339,045	2,380,577
Seria Company Limited	3,700	241,243
Shinsegae Company Limited	1,463	254,718
Takashimaya Company Limited	52,000	368,158
Target Corporation	70,200	4,828,356
Warehouse Group Limited	10,254	18,732
Woolworths Holdings Limited	273,894	1,449,963
		46,290,785

Specialty Retail : 2.42%
ABC-Mart Incorporated	4,200	272,326
Abercrombie & Fitch Company Class A	89,100	1,772,199
Adastria Company Limited	5,000	165,259
Advance Auto Parts Incorporated	44,796	6,891,417
Alpen Company Limited	2,900	45,071
American Eagle Outfitters Incorporated	221,902	3,470,547
AOKI Holdings Incorporated	6,600	70,509
Aoyama Trading Company Limited	8,300	296,817
Asbury Automotive Group Incorporated †	34,080	1,911,888
Autobacs Seven Company Limited	11,400	174,189
AutoNation Incorporated †	46,300	2,335,372
AutoZone Incorporated †	5,500	4,192,100
Best Buy Company Incorporated	160,119	5,151,028
BIC Camera Incorporated	22,100	207,359
Burlington Stores Incorporated †	101,282	6,113,382
Cabela’s Incorporated †	69,200	3,360,352
CarMax Incorporated †«	119,400	6,407,004
Chico’s FAS Incorporated	155,595	1,688,206
Chiyoda Company Limited	4,900	116,687
Chow Sang Sang Holdings International Limited	81,000	138,427
Chow Tai Fook Jewellery Company Limited «	230,800	157,713
CST Brands Incorporated	99,878	3,788,373
DCM Holdings Company Limited	16,300	119,231
Dixons Carphone plc	119,075	758,834
Dufry Group Register Shares †	3,543	475,846
Edion Corporation	14,400	109,624
Esprit Holdings Limited †	355,658	286,970
Fast Retailing Company Limited	10,400	2,806,737
FF Group	17,878	386,103
Fielmann AG	1,552	113,090
Foot Locker Incorporated	78,935	4,414,045
Gamestop Corporation Class A «	138,800	4,039,080
Geo Holdings Corporation	5,700	78,550
Giordano International Limited	338,000	160,067
GNC Holdings Incorporated Class A	98,444	2,564,466
Group 1 Automotive Incorporated	30,700	1,908,926
Guess? Incorporated	84,100	1,326,257
Gulliver International Company Limited «	11,100	112,368
Halfords Group plc	10,381	65,945
Hennes & Mauritz AB Class B	89,703	2,753,028
Hikari Tsushin Incorporated	3,600	293,891
Home Product Center PCL	1,192,700	295,462
Hotai Motor Company Limited	116,000	1,107,980
Hotel Shilla Company Limited	5,410	299,143
Industria de Diseno Textil SA	106,685	3,603,826
JB Hi-Fi Limited	17,769	299,488

9

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Specialty Retail (continued)
JIN Company Limited «	2,300	$79,239
Joshin Denki Company Limited	10,000	85,068
Joyful Honda Company Limited	15,400	350,736
Jumbo SA †	24,601	336,679
K’s Holdings Corporation	13,400	212,614
Kingfisher plc	235,574	1,252,863
Kohnan Shoji Company Limited	4,900	85,092
Komeri Company Limited	6,500	166,352
L Brands Incorporated	46,038	3,155,905
Lithia Motors Incorporated Class A	33,300	2,741,922
LOTTE Himart Company Limited	2,142	93,099
Luk Fook Holdings International Limited	65,000	146,382
Mr. Price Group Limited	65,912	773,770
Nafco Company Limited	1,400	22,188
Nishimatsuya Chain Company Limited	8,400	93,607
Nitori Company Limited	12,300	1,250,716
O’Reilly Automotive Incorporated †	59,306	15,682,286
Praktiker Bau Und Heimwerkermaerkte AG †	3,061	17
Premier Investments Limited	16,893	189,979
Restoration Hardware Holdings Incorporated †«	52,532	1,747,214
Ross Stores Incorporated	247,688	13,226,539
Sa Sa International Holdings Limited	188,740	59,993
Sally Beauty Holdings Incorporated †	213,400	6,128,848
Sanrio Company Limited «	11,000	203,341
Shimachu Company Limited	7,100	157,920
Shimamura Company Limited	3,500	455,141
Signet Jewelers Limited	47,300	4,681,281
Sports Direct International plc †	23,788	129,166
Staples Incorporated	367,045	3,229,996
Super Cheap Auto Group Limited	27,099	180,581
The Foschini Limited	45,009	400,939
The Gap Incorporated	119,100	2,142,609
The Home Depot Incorporated	237,520	31,381,142
The TJX Companies Incorporated	124,100	9,446,492
Tiffany & Company	66,700	4,132,732
Tractor Supply Company	80,372	7,723,749
Trinity Limited	202,000	15,337
Truworths International Limited	107,753	644,615
ULTA Salon, Cosmetics and Fragrance Incorporated †	39,100	9,110,691
United Arrows Limited	4,100	122,554
Urban Outfitters Incorporated †	122,013	3,481,031
USS Company Limited	36,600	580,061
WH Smith plc	12,180	308,892
Williams-Sonoma Incorporated	50,100	2,657,304
Xebio Company Limited	4,100	60,203
Yamada Denki Company Limited	99,900	470,924
		206,702,991

Textiles, Apparel & Luxury Goods : 1.18%
Adidas AG	19,806	2,537,578
ASICS Corporation	27,900	635,173
Belle International Holdings Limited	1,590,000	933,037
Billabong International Limited †	11,336	11,880
Burberry Group plc	41,524	645,917
Carter’s Incorporated	31,800	3,197,172
CCC SA	3,479	150,413
China Hongxing Sports Limited †(a)	37,000	0
Christian Dior SA	4,809	784,150
Coach Incorporated	157,800	6,220,476
Compagnie Financiere Richemont SA	49,685	2,926,616
Daphne International Holdings Limited †	130,000	21,079
Deckers Outdoor Corporation †	43,698	2,298,078
Descente Limited	9,000	112,322
Eclat Textile Company Limited	70,965	761,602
Feng Tay Enterprise Company Limited	91,052	381,099
Fibrechem Technologies Limited †(a)	20,000	0
Formosa Taffeta Company Limited	209,000	199,948
Fossil Group Incorporated †«	53,410	1,488,537

10

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Fujibo Holdings Incorporated	23,000	$52,133
G-III Apparel Group Limited †	56,300	2,202,456
Gildan Activewear Incorporated	21,862	651,350
Global Brands Group Holding Limited †	1,128,530	111,826
Gunze Limited	36,000	105,333
Hermes International	1,835	663,455
Hugo Boss AG	5,926	364,163
Jaybharat Textiles & Real Estate Limited †	15,488	5,409
Kate Spade & Company †	179,424	3,922,209
Kering	7,111	1,148,435
Kurabo Industries Limited	43,000	79,604
Li & Fung Limited	1,128,530	575,103
LPP SA	207	283,447
lululemon athletica Incorporated †«	66,195	4,304,661
Luxottica Group SpA «	12,870	697,232
LVMH Moet Hennessy Louis Vuitton SA	26,096	4,182,596
Makalot Industrial Company Limited	41,663	207,596
Michael Kors Holdings Limited †	109,253	4,667,288
Moncler SpA	21,572	359,791
Nike Incorporated Class B	250,100	13,810,522
Onward Kashiyama Company Limited	27,000	186,039
Pacific Textiles Holdings Limited	106,000	127,815
Pandora AS	11,925	1,772,329
Pou Chen Corporation	853,600	1,145,113
Prada SpA	47,800	156,857
PVH Corporation	48,664	4,564,683
Rajesh Exports Limited	41,060	350,064
Ralph Lauren Corporation	35,517	3,350,319
Ruentex Industries Limited	153,911	226,295
Sanyo Shokai Limited	23,000	51,095
Seiko Holdings Corporation Class C	23,000	88,482
Seiren Company Limited	9,500	103,635
Shenzhou International Group Holdings Limited	201,000	1,011,370
Skechers U.S.A. Incorporated Class A †	182,600	5,691,642
Stella International	100,000	245,794
Steven Madden Limited †	78,150	2,681,327
Tainan Spinning Company Limited	361,640	142,494
Texwinca Holdings Limited	100,000	97,417
The Japan Wool Textile Company Limited	13,000	89,926
The Swatch Group AG - Bearer Shares «	2,953	870,452
The Swatch Group AG - Regular Shares	4,901	284,248
Titan Industries Limited	93,936	503,291
Tod’s SpA	810	48,757
TSI Holdings Company Limited	20,900	121,359
Under Armour Incorporated Class A «	110,192	4,157,544
Under Armour Incorporated Class C †	110,192	3,853,414
Unitika Limited †	168,000	100,131
VF Corporation	61,016	3,802,517
Wacoal Corporation	21,000	221,881
Wolverine World Wide Incorporated	144,580	2,632,802
Youngone Corporation	5,630	198,170
Yue Yuen Industrial Holdings Limited	151,500	571,238
		101,148,186

Consumer Staples : 7.33%
Beverages : 1.72%
Ambev SA	1,304,585	6,899,109
Anadolu Efes Biracilik Ve Malt Sanayii AS	41,874	265,250
Anheuser-Busch InBev NV	75,959	9,622,124
Anheuser-Busch InBev NV Strip Voter-Verified Paper Record †(a)	6,960	0
Arca Continental SAB de CV	95,500	632,553
Asahi Breweries Limited	72,400	2,467,491
Britvic plc	18,843	184,352
Brown-Forman Corporation Class A	16,600	1,743,664
Brown-Forman Corporation Class B	60,321	5,915,680
C&C Group plc	40,928	188,211

11

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Beverages (continued)
Carlsberg AS Class B	10,130	$977,434
Carlsberg Brewery Malaysia Bhd	27,300	87,011
China Resources Enterprise Limited	407,836	883,822
Coca Cola European Partners plc	118,819	4,611,365
Coca-Cola Amatil Limited	99,451	638,279
Coca-Cola East Japan Company Limited	22,900	441,725
Coca-Cola HBC AG	17,518	340,749
Coca-Cola Icecek Uretim AS	15,881	193,664
Coca-Cola West Japan Company Limited	14,900	415,104
Compania Cervecerias Unidas SA	59,871	648,758
Constellation Brands Incorporated Class A	105,859	16,212,306
Cott Corporation	9,100	131,363
Davide Campari-Milano SpA	22,742	219,764
Diageo plc	232,673	6,303,433
Distell Group Limited	26,980	261,744
Dr Pepper Snapple Group Incorporated	106,485	9,732,729
Fomento Economico Mexicano Sab de CV	640,600	5,820,560
Fraser & Neave Holdings	12,000	68,879
Heineken Holding NV	9,870	809,802
Heineken Malaysia Bhd	33,500	120,564
Heineken NV	20,410	1,895,536
Hite Jinro Company Limited	6,516	137,231
ITO EN Limited	11,400	383,998
Kirin Brewery Company Limited	130,100	2,189,971
Lotte Chilsung Beverage Company Limited	132	215,090
Molson Coors Brewing Company Class B	104,942	10,408,148
Monster Beverage Corporation †	27,167	4,075,050
PepsiCo Incorporated	168,619	17,059,184
Pernod Ricard SA	18,977	2,067,347
Remy Cointreau SA	1,992	165,432
SABMiller plc	91,828	5,711,644
Sapporo Holdings Limited	58,000	314,264
Suntory Beverage & Food Limited	18,634	880,081
Takara Holdings Incorporated	29,500	261,607
Thai Beverage PCL	2,812,000	1,786,726
The Coca-Cola Company	454,474	20,269,540
Treasury Wine Estates Limited	129,793	969,974
Tsingtao Brewery Company Limited H Shares	70,000	251,778
United Breweries Limited	33,308	359,193
United Spirits Limited †	17,882	656,466
		146,895,749

Food & Staples Retailing : 1.21%
Aeon Company Limited	130,600	1,985,507
Ain Holdings Incorporated	4,400	282,910
Alimentation Couche-Tard Incorporated Class B	39,729	1,748,094
ARCS Company Limited	9,300	224,742
Axfood AB	6,336	116,673
Axial Retailing Incorporated	8,400	298,496
BGF Retail Company Limited	2,571	473,514
Bid Corporation Limited †	93,694	1,803,980
Bim Birlesik Magazalar AS	67,584	1,325,536
Booker Group plc	194,495	512,688
Carrefour SA «	52,245	1,415,476
Casey’s General Stores Incorporated	54,810	6,588,710
Casino Guichard Perrachon SA «	5,420	322,454
Cencosud SA	443,098	1,167,091
Cocokara Fine Incorporated	4,000	212,399
Colruyt SA	6,243	370,931
Cosmos Pharmaceutical Corporation	1,400	251,592
Costco Wholesale Corporation	81,027	12,054,387
CP ALL PCL	1,232,200	1,715,940
Dairy Farm International Holdings Limited	52,200	346,608
Delhaize Group SA	10,066	1,055,370
Distribuidora Internacional SA	61,010	364,870
Dongsuh Company Incorporated	12,182	340,376
E-MART Limited	3,311	505,623
Empire Company Limited Class A	14,916	255,586

12

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Shares	Value
Food & Staples Retailing (continued)
Eurocash SA	15,296	$190,017
FamilyMart Company Limited	8,800	462,510
George Weston Limited	5,500	475,491
GS Retail Company Limited	7,588	336,806
Heiwado Company Limited	8,100	172,482
Hyundai Greenfood Company Limited	13,680	218,090
ICA Gruppen AB	11,898	418,930
Inageya Company Limited	5,500	73,559
J Sainsbury plc	119,290	463,897
Jeronimo Martins SA	20,490	331,942
Kato Sangyo Company Limited	5,600	138,464
Kesko Oyj Class A	1,500	58,397
Kesko Oyj Class B	7,559	303,031
Koninklijke Ahold NV	74,144	1,642,502
Kusuri No Aoki Company Limited	6,000	367,905
Lawson Incorporated	10,000	791,981
Life Corporation	4,000	120,287
Loblaw Companies Limited	20,909	1,133,185
Magnit OJSC Sponsored GDR	68,877	2,438,246
Matsumotokiyoshi Holdings Company Limited	7,200	394,022
Metcash Limited †	174,566	258,644
Metro AG	12,722	418,001
Metro Incorporated	29,037	983,806
Mitsubishi Shokuhin Company Limited	4,200	107,451
OKUWA Company Limited	6,000	65,995
President Chain Store Corporation	194,032	1,472,531
Puregold Price Club Incorporated	289,300	259,823
Rallye SA «	2,005	35,939
Rite Aid Corporation †	601,380	4,630,626
San-A Company Limited	6,500	304,646
Seven & I Holdings Company Limited	127,380	5,457,089
Shoprite Holdings Limited	105,840	1,110,575
Sligro Food Group NV	1,429	53,582
Sonae SGPS SA	93,661	96,396
Sprouts Farmers Market Incorporated †	200,815	4,972,179
Sugi Pharmacy Company Limited	6,100	319,502
Sun Art Retail Group Limited	518,000	325,969
Sundrug Company Limited	5,100	422,333
Sysco Corporation	61,948	2,980,318
Tesco plc †	770,024	1,841,301
The Jean Coutu Group PJC Incorporated Class A	9,211	145,609
Tsuruha Holdings Incorporated	5,800	603,910
United Natural Foods Incorporated †	70,579	2,629,774
United Super Markets Holdings Incorporated	11,000	108,972
UNY Group Holdings Company Limited	34,400	250,696
Valor Company Limited	9,100	246,945
Wal-Mart de Mexico SAB de CV	1,629,328	3,791,547
Walgreens Boots Alliance Incorporated	100,660	7,791,084
Welcia Holdings Company	3,500	196,912
Wesfarmers Limited	170,613	5,010,109
Whole Foods Market Incorporated	188,761	6,106,418
William Morrison Supermarkets plc	218,799	628,091
Woolworths Limited	199,634	3,191,595
Yaoko Company Limited	4,600	206,872
Yokohama Reito Company	7,100	67,643
		103,364,180

Food Products : 2.33%
Ajinomoto Company Incorporated	89,000	2,150,354
Archer Daniels Midland Company	71,600	3,062,332
Ariake Japan Company Limited	2,900	171,536
Aryzta AG	9,603	382,188
Associated British Foods plc	34,117	1,454,729
B&G Foods Incorporated	79,000	3,396,210
Barry Callebaut AG	233	275,428
BRF SA	191,200	2,416,456
Britannia Industries Limited	8,705	350,115

13

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Food Products (continued)
Bunge Limited	81,878	$5,491,557
CALBEE Incorporated	17,300	638,976
Campbell Soup Company	102,200	6,190,254
Charoen Pokphand Food PCL	866,900	709,778
China Agri-Industries Holdings Limited †	700	234
China Huishan Dairy Holdings Company Limited	1,506,000	593,039
China Mengniu Dairy Company	922,000	1,525,840
CJ Cheiljedang Corporation	1,371	440,013
ConAgra Foods Incorporated	246,777	11,277,709
Dairy Crest Group plc	6,886	54,903
Danone SA	57,249	4,018,077
Darling Ingredients Incorporated †	216,800	3,327,880
Dean Foods Company	121,104	2,213,781
Dydo Drinco Incorporated	1,900	97,458
Ebro Puleva SA	6,042	141,612
Elders Limited †	3,653	10,086
Ezaki Glico Company Limited	8,600	463,647
Felda Global Ventures Holdings Bhd	469,000	155,614
Flowers Foods Incorporated	104,950	1,967,813
Fuji Oil Company Limited	9,500	165,404
General Mills Incorporated	69,700	4,375,766
Genting Plantations Bhd	46,000	115,863
Glanbia plc	16,206	301,128
GlaxoSmithKline Consumer Healthcare Limited	4,898	418,301
Golden Agri-Resources Limited	1,248,045	353,451
GrainCorp Limited Class A	43,413	279,253
Greencore Group plc	38,147	190,447
Gruma SAB de CV Class B	60,100	859,881
Grupo Bimbo Sab de CV Series A	390,400	1,150,889
Grupo Lala SAB de CV	239,043	574,659
Hain Celestial Group Incorporated †	144,666	7,152,287
Hokuto Corporation	5,200	95,561
Hormel Foods Corporation	153,600	5,285,376
House Foods Corporation	12,000	237,757
Indofood Agri Resources Limited	39,000	14,019
Ingredion Incorporated	41,322	4,851,616
IOI Corporation Bhd	1,011,046	1,013,740
Itoham Yonekyu Holdings Incorporated	23,000	203,757
J-Oil Mills Incorporated	19,000	62,970
JBS SA	274,223	758,864
Kagome Company Limited	11,600	279,695
KAMEDA SEIKA Company Limited	2,900	134,348
Kellogg Company	28,700	2,134,419
Kerry Group plc Class A	15,076	1,360,397
Kewpie Corporation	18,700	502,393
Kikkoman Corporation	29,000	1,042,308
Kuala Lumpur Kepong Bhd	99,100	552,982
Kulim (Malaysia) Bhd †	101,600	99,164
Lancaster Colony Corporation	25,969	3,148,222
Lindt & Spruengli AG	10	739,437
Lindt & Spruengli AG - Participation Certificate	96	591,549
Lotte Confectionery Company Limited	2,280	415,137
Maple Leaf Foods Incorporated	14,491	325,436
Marine Harvest ASA	25,295	422,410
Marudai Food Company Limited	19,000	84,761
Maruha Nichiro Corporation	8,700	202,857
McCormick & Company Incorporated	70,500	6,843,435
Mead Johnson Nutrition Company	113,820	9,365,110
Megmilk Snow Brand Company Limited	9,100	287,213
Meiji Holdings Company Limited	22,900	2,070,068
Mitsui Sugar Company Limited	17,000	81,058
Mondelez International Incorporated Class A	182,991	8,141,270
Morinaga & Company Limited	40,000	204,813
Morinaga Milk Industry Company Limited	43,000	261,724
Nestle India Limited	8,749	792,832
Nestle Malaysia Bhd	10,000	184,064
Nestle SA	288,747	21,321,962
NH Foods Limited	30,000	701,133
Nichirei Corporation	44,000	376,683

14

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Shares	Value
Food Products (continued)
Nippon Flour Mills Company Limited	25,000	$192,125
Nippon Suisan Kaisha Limited	41,400	236,283
Nisshin Seifun Group Incorporated	42,400	722,525
Nissin Food Products Company Limited	14,900	748,128
Nong Shim Company Limited	901	288,036
Orion Corporation	539	438,689
Orkla ASA	72,715	657,995
Pioneer Foods Group Limited	36,864	383,224
Post Holdings Incorporated †	87,229	6,630,276
PPB Group Bhd	119,200	471,142
PT Astra Agro Lestari Tbk	71,500	74,065
PT Charoen Pokphand Indonesia Tbk	1,636,000	419,180
PT Indofood CBP Sukses Makmur Tbk	384,000	455,403
PT Indofood Sukses Makmur Tbk	993,924	503,874
Riken Vitamin Company Limited	2,000	83,442
Sakata Seed Corporation	5,700	135,635
Saputo Incorporated	25,208	767,956
Showa Sangyo Company Limited	27,000	118,987
Standard Foods Corporation	78,648	187,381
Suedzucker AG	5,793	113,539
Tate & Lyle plc	44,144	401,837
Thai Union Group PCL	984,976	609,320
The J.M. Smucker Company	68,000	8,782,200
The Kraft Heinz Company	69,778	5,804,832
The Nisshin Oillio Group Limited	21,000	94,252
Tiger Brands Limited	53,732	1,188,061
Tingyi Holding Corporation	498,000	452,451
Toyo Suisan Kaisha Limited	16,600	643,852
TreeHouse Foods Incorporated †	78,323	7,417,188
Ulker Biskuvi Sanayi AS	81,281	587,560
Uni-President Enterprises Corporation	1,489,925	2,837,082
United Plantations Bhd	17,000	111,165
Universal Robina Corporation	238,100	992,826
Viscofan SA	4,011	224,124
Vitasoy International Holdings Limited	188,000	368,706
Want Want China Holdings Limited «	2,237,000	1,583,309
WH Group Limited 144A	2,469,618	1,900,501
WhiteWave Foods Company †	104,000	4,643,600
Wilmar International Limited	474,930	1,144,991
Yakult Honsha Company Limited	24,800	1,218,332
Yamazaki Baking Company Limited	28,000	688,021
		199,427,583

Household Products : 0.74%
Colgate-Palmolive Company	104,116	7,330,808
Earth Chemical Company Limited	2,900	129,634
Energizer Holdings Incorporated	81,668	3,865,346
Henkel AG & Company KGaA	11,153	1,169,585
Hindustan Unilever Limited	225,127	2,837,969
Kimberly-Clark Corporation	42,616	5,413,937
Kimberly-Clark de Mexico SAB de CV Class A	424,300	1,007,373
Lion Corporation	40,000	585,903
Pigeon Corporation	17,000	463,629
PT Unilever Indonesia Tbk	402,000	1,268,389
PZ Cussons plc	28,166	142,861
Reckitt Benckiser Group plc	60,855	6,059,578
Spectrum Brands Holdings Incorporated	38,191	4,451,925
Svenska Cellulosa AB Class A	7,500	239,440
Svenska Cellulosa AB Class B	56,712	1,815,306
The Procter & Gamble Company	309,368	25,071,183
Unicharm Corporation	67,000	1,312,047
		63,164,913

Personal Products : 0.54%
Aderans Company Limited	6,500	31,169

15

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Personal Products (continued)
Amorepacific Corporation	5,000	$1,751,552
Amorepacific Group	4,680	655,781
Avon Products Incorporated	575,200	2,243,280
Beiersdorf AG	10,132	920,809
Blackmores Limited «	1,922	210,036
Ci:Z Holdings Company Limited	4,000	83,587
Colgate-Palmolive Company India Limited	13,598	174,075
Dabur India Limited	131,061	564,292
Edgewell Personal Care Company	33,734	2,679,492
Emami Limited	9,988	152,006
Euglena Company Limited †«	10,800	163,656
FANCL Corporation	7,300	95,984
Godrej Consumer Products Limited	45,847	1,010,256
Hengan International Group Company Limited	250,000	2,255,252
Kao Corporation	81,100	4,468,245
Kobayashi Pharmaceutical Company Limited	4,200	343,252
Korea Kolmar Company Limited	4,292	331,317
Kose Corporation	4,900	440,728
L’Oreal SA	22,921	4,307,466
LG Household & Health Care Limited H Shares	1,529	1,354,778
Mandom Corporation	3,200	147,090
Marico Limited	140,176	519,163
Milbon Company Limited	2,000	88,951
NU Skin Enterprises Incorporated Class A «	76,100	3,002,145
Oriflame Holding AG †	2,947	69,494
Pola Orbis Holdings Incorporated	3,800	329,435
Shiseido Company Limited	59,900	1,581,953
The Estee Lauder Companies Incorporated Class A	40,020	3,673,036
Unilever NV	159,186	7,149,382
Unilever plc	119,149	5,429,034
		46,226,696

Tobacco : 0.79%
Altria Group Incorporated	228,369	14,533,403
British American Tobacco Malaysia Bhd	28,400	344,322
British American Tobacco plc	173,081	10,523,622
Eastern Company	2,662	53,960
Imperial Tobacco Group plc	88,482	4,819,830
ITC Limited	605,692	3,160,113
Japan Tobacco Incorporated	183,400	7,290,620
KT&G Corporation	24,086	2,576,745
Philip Morris International Incorporated	180,743	17,835,719
PT Gudang Garam Tbk	106,500	539,517
PT Hanjaya Mandala Sampoerna Tbk	28,000	194,729
Reynolds American Incorporated	96,618	4,801,915
Swedish Match AB	21,840	745,163
		67,419,658

Energy : 5.46%
Energy Equipment & Services : 0.81%
AMEC Foster Wheeler plc	31,672	200,369
Amec Foster Wheeler plc ADR «	4,290	26,984
Atwood Oceanics Incorporated «	77,700	829,059
Baker Hughes Incorporated	78,100	3,622,278
Bristow Group Incorporated	46,600	624,906
Bumi Armada Bhd	340,600	53,618
Calfrac Well Services Limited	3,918	6,752
Compagnie Generale de Geophysique Veritas †	65,748	51,208
Core Laboratories NV «	24,284	2,944,435
Diamond Offshore Drilling Incorporated «	85,100	2,197,282
Dril-Quip Incorporated †	53,910	3,290,127
Enerflex Limited	4,043	33,513
Ensco plc Class A	333,112	3,294,478
Ensign Energy Services Incorporated	11,978	65,583
Ezra Holdings Limited †	377,000	17,795

16

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Shares	Value
Energy Equipment & Services (continued)
Fugro NV †	7,340	$130,792
Halliburton Company	1	42
Helmerich & Payne Incorporated «	61,400	3,754,610
Hunting plc	13,249	59,439
John Wood Group plc	30,475	271,893
Modec Incorporated «	3,100	50,335
Mullen Group Limited	6,400	70,181
Nabors Industries Limited	375,500	3,529,700
Noble Corporation plc «	321,235	2,679,100
Oceaneering International Incorporated	137,468	4,544,692
Oil States International Incorporated †	68,000	2,234,480
Pason Systems Incorporated	10,745	147,489
Petrofac Limited	25,283	284,893
Petroleum Geo-Services ASA «	19,980	57,416
Precision Drilling Corporation	20,412	96,040
Prosafe ASA	26,130	9,464
Rowan Companies plc Class A	164,874	2,791,317
Saipem SpA †	1,047,510	428,792
Sapurakencana Petroleum Bhd	640,922	248,359
SBM Offshore NV	17,972	212,363
Schlumberger Limited	247,955	18,918,967
Schoeller-Bleckmann Oilfield Equipment AG	1,839	112,109
Seadrill Limited †«	33,756	112,216
Shawcor Limited Class A	4,528	108,664
Shinko Plantech Company Limited	7,600	59,847
Subsea 7 SA †	26,952	239,377
Technip SA	11,161	612,656
Tecnicas Reunidas SA	2,168	68,182
Tenaris SA	45,222	599,267
TGS Nopec Geophysical Company ASA	10,707	161,137
Transocean Limited «	453,841	4,443,103
Trican Well Service Limited †	16,245	21,679
Trinidad Drilling Limited	7,400	13,318
U.S. Silica Holdings Incorporated «	71,435	2,038,041
Vallourec SA «	30,693	119,322
Weatherford International plc †	459,156	2,575,865
WorleyParsons Limited	36,573	175,252
		69,238,786

Oil, Gas & Consumable Fuels : 4.65%
Advantage Oil & Gas Limited †	8,522	50,105
AET&D Holdings No.1 Limited (a)	20,314	0
Afren plc †«(a)	100,824	0
Altagas Limited	11,048	255,359
Antero Resources Corporation †	45,900	1,332,477
Apache Corporation	44,700	2,554,158
ARC Resources Limited «	29,540	485,895
Athabasca Oil Corporation †	28,194	30,315
Australian Worldwide Exploration Limited †	77,909	48,989
Bankers Petroleum Limited †	23,555	36,823
Banpu PCL	213,000	72,739
Bayan Resources Group †	170,500	98,605
Baytex Energy Corporation	11,349	55,302
Beach Petroleum Limited	252,019	123,860
Bharat Petroleum Corporation Limited	64,424	938,809
Birchcliff Energy Limited †	4,522	19,794
Bonavista Energy Corporation	16,745	42,011
BP plc	1,700,241	8,797,437
Brightoil Petroleum Holdings Limited «	514,000	155,442
Cabot Oil & Gas Corporation	281,654	6,751,246
Cairn Energy plc †	48,348	136,478
Cairn India Limited	136,030	293,450
California Resources Corporation	437,901	665,610
Caltex Australia Limited	41,964	992,381
Cameco Corporation	37,200	433,459
Canadian Natural Resources Limited	103,154	3,065,476
Carrizo Oil & Gas Incorporated †	71,500	2,752,750

17

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Cenovus Energy Incorporated	72,271	$1,089,562
Cheniere Energy Incorporated †	139,733	4,489,621
Chesapeake Energy Corporation †«	683,432	2,931,923
Chevron Corporation	219,616	22,181,216
China Petroleum & Chemical Corporation H Shares	7,833,600	5,342,867
China Shenhua Energy Company Limited H Shares	1,109,500	1,761,893
Cimarex Energy Company	55,800	6,488,424
CNOOC Limited	4,511,000	5,387,135
Coal India Limited	421,834	1,826,892
Cobalt International Energy Incorporated †	456,800	1,023,232
Columbia Pipeline Group Incorporated	227,240	5,803,710
Concho Resources Incorporated †	79,028	9,589,258
Connacher Oil and Gas Limited †(a)	28	3
ConocoPhillips	145,956	6,391,413
CONSOL Energy Incorporated «	302,500	4,646,400
Continental Resources Incorporated †	48,734	2,049,752
Corridor Resources Incorporated †	1,363	426
Cosmo Energy Holdings Company Limited	12,900	180,333
Crescent Point Energy Corporation	49,703	841,428
Crew Energy Incorporated †	7,839	32,938
Delek Group Limited	312	58,477
Denbury Resources Incorporated	463,400	1,858,234
Diamondback Energy Incorporated †	99,477	9,047,433
Ecopetrol SA Sponsored ADR «	63,212	553,737
Empresas Copec SA	168,585	1,430,690
Enbridge Income Fund Holdings Incorporated	5,200	123,006
Enbridge Incorporated	77,200	3,077,757
Encana Corporation	70,534	559,926
Energy Absolute PCL Class A	511,600	303,595
Enerplus Corporation	20,247	110,395
Eni SpA	247,150	3,775,634
EOG Resources Incorporated	100,196	8,151,947
EQT Corporation	97,500	7,141,875
Exxon Mobil Corporation	484,352	43,117,015
Formosa Petrochemical Corporation	593,590	1,619,916
Galp Energia SGPS SA	56,016	734,203
Gazprom ADR	1,577,489	6,896,782
Gibson Energy Incorporated	11,458	134,209
Golar LNG Limited (a)	2,733	47,608
Gran Tierra Energy Incorporated †	23,505	69,188
Grupa Lotos SA †	14,414	113,160
GS Holdings Corporation	8,189	360,047
Gulfport Energy Corporation †	152,100	4,675,554
Hindustan Petroleum Corporation Limited	24,569	330,989
HollyFrontier Corporation	101,467	2,715,257
Husky Energy Incorporated	27,170	313,687
Idemitsu Kosan Company Limited	16,500	330,492
Igas Energy plc †	2,782	745
Imperial Oil Limited	23,700	755,270
Indian Oil Corporation Limited	146,800	907,832
Inpex Holdings Incorporated	162,100	1,335,914
Inter Pipeline Limited «	28,473	578,644
IRPC PCL	4,652,021	648,483
Itochu Enex Company Limited	6,000	50,174
Ivanhoe Energy Incorporated †(a)	426	0
Japan Petroleum Exploration Company	7,300	162,896
JX Holdings Incorporated	373,800	1,461,646
Karoon Gas Australia Limited †	31,102	32,370
Keyera Corporation «	14,048	419,078
Kinder Morgan Incorporated	213,500	3,860,080
Koninklijke Vopak NV	6,083	316,957
Kunlun Energy Company Limited	1,270,000	1,039,436
Long Run Exploration Limited †	449	158
Lukoil PJSC ADR	138,293	5,289,707
Lundin Petroleum AB †	23,462	420,785
Marathon Oil Corporation	437,161	5,713,694
Marathon Petroleum Corporation	62,484	2,176,318
MEG Energy Corporation †	12,100	55,916
Mitsuuroko Holdings Company Limited	10,000	48,765

18

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
MOL Hungarian Oil & Gas plc	18,943	$1,041,832
Motor Oil (Hellas) Corinth Refineries SA	18,029	218,252
Murphy Oil Corporation «	91,900	2,840,629
Neste Oil Oyj	15,503	522,485
New Hope Corporation Limited	33,755	35,985
Niko Resource Limited †	5,137	881
Nippon Gas Company Limited	6,300	141,150
NovaTek OAO	6,672	665,824
NovaTek OAO Sponsored GDR	27,002	2,711,001
NuVista Energy Limited †	3,905	19,922
Oasis Petroleum Incorporated †	251,600	2,526,064
Occidental Petroleum Corporation	90,285	6,811,100
Oil & Natural Gas Corporation Limited	582,446	1,824,337
Oil India Limited	23,455	122,007
Oil Search Limited	194,808	956,015
OMV AG «	14,891	415,040
ONEOK Incorporated	120,700	5,220,275
Ophir Energy plc †	50,585	52,494
Origin Energy Limited	288,382	1,190,125
PA Resources AB †(a)	1,136	0
Paramount Resources Limited Class A †	12,300	83,573
Parkland Fuel Corporation	7,600	134,399
Paz Oil Company Limited	173	28,967
PBF Energy Incorporated Class A	129,437	3,413,254
Pembina Pipeline Corporation «	37,455	1,098,787
Pengrowth Energy Corporation	42,515	73,595
Penn West Petroleum Limited «	42,170	27,656
PetroChina Company Limited H Shares	6,464,000	4,442,011
Petroleo Brasileiro SA †	943,645	2,658,376
Petronas Dagangan Bhd	125,000	709,615
Petronet LNG Limited	37,495	152,438
Peyto Exploration & Development Corporation «	13,213	346,409
Phillips 66 Company	55,425	4,453,953
Pioneer Natural Resources Company	29,900	4,793,568
Polish Oil & Gas	592,108	794,262
Polski Koncern Naftowy Orlen SA	100,002	1,754,270
PrairieSky Royalty Limited «	13,744	266,003
Premier Oil plc †	62,107	64,991
PT Adaro Energy Tbk	4,031,000	209,518
PTT Exploration & Production PCL	388,971	846,536
PTT PCL	239,900	2,021,271
Range Resources Corporation «	100,245	4,269,435
Reliance Industries Limited	441,513	6,285,253
Reliance Industries Limited GDR 144A	2,006	56,970
Repsol YPF SA	98,472	1,268,214
Rosneft Oil Company OJSC Sponsored GDR	64,216	310,677
Rosneft OJSC GDR	256,180	1,225,155
Royal Dutch Shell plc Class A - Amsterdam Exchange «	72,915	1,781,591
Royal Dutch Shell plc Class A - London Exchange	307,271	7,376,469
Royal Dutch Shell plc Class B	339,198	8,157,660
S-Oil Corporation	8,742	630,087
Santos Limited	294,462	964,086
Sasol Limited	156,208	4,741,030
Semirara Mining and Power Corporation	100,160	276,289
Seven Generations Energy Limited Class A †	16,242	326,983
Showa Shell Sekiyu KK	28,800	292,330
SK Innovation Company Limited	9,812	1,346,083
SM Energy Company «	87,500	2,758,000
Southwestern Energy Company †«	227,917	3,115,625
Spectra Energy Corporation	76,049	2,422,921
Spyglass Resources Corporation †(a)	2,042	0
Statoil ASA	99,008	1,578,807
Storm Resources Limited †	281	782
Suncor Energy Incorporated	149,319	4,124,249
Surgutneftegas SP ADR	257,109	1,303,543
Targa Resources Corporation	231,382	9,910,091
Tatneft ADR	78,690	2,178,926
Thai Oil PCL	365,200	644,020

19

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
The Williams Companies Incorporated	80,600	$1,786,096
TonenGeneral Sekiyu KK	42,000	400,144
Total SA	220,843	10,731,866
Touchstone Exploration Incorporated †	3,067	503
Tourmaline Oil Corporation †	13,128	314,147
TransCanada Corporation	66,600	2,759,785
Tullow Oil plc †	85,595	285,754
Tupras Turkiye Petrol Rafinerileri AS	43,221	975,075
Ultrapar Participacoes SA	138,300	2,612,070
United Tractors	352,380	366,310
Valero Energy Corporation	55,866	3,055,870
Veresen Incorporated «	41,157	322,012
Vermilion Energy Incorporated «	9,494	314,138
Washington H. Soul Pattinson & Company Limited	25,619	299,961
Western Refining Incorporated	90,800	1,928,592
Whitecap Resources Incorporated	23,314	180,275
Whitehaven Coal Limited †	113,230	69,152
Whiting Petroleum Corporation †	262,485	3,241,690
Woodside Petroleum Limited	114,762	2,272,673
World Fuel Services Corporation	99,489	4,573,509
WPX Energy Incorporated †	309,294	3,182,635
Yanchang Petroleum International Limited †	280,000	7,279
		397,886,759

Financials : 21.69%
Banks : 7.90%
Abu Dhabi Commercial Bank PJSC	680,446	1,104,097
Affin Holdings Bhd	93,730	50,168
Agricultural Bank of China Limited H Shares	7,519,000	2,747,992
Agricultural Bank of Greece †(a)	342	0
Akbank TAS	548,661	1,481,260
Alior Bank SA †	10,058	131,757
Alliance Financial Group Bhd	96,700	94,850
Alpha Bank AE †	203,386	552,166
AMMB Holdings Bhd	186,100	194,258
Aozora Bank Limited	186,000	633,242
Associated Banc-Corp	197,705	3,695,106
Australia & New Zealand Banking Group Limited	436,485	8,038,165
Axis Bank Limited	367,572	2,814,492
Banca Carige SpA †	332	207
Banca Monte dei Paschi di Sien SpA †«	340,385	235,948
Banca Popolare dell’Emilia Romagna Scarl	38,724	195,956
Banca Popolare dell’Etruria e del Lazio †(a)	258	0
Banca Popolare di Milano Scarl	484,767	279,397
Banca Popolare di Sondrio Scarl	27,109	88,799
Banco Bilbao Vizcaya Argentaria SA	596,722	3,957,764
Banco Bradesco SA	239,254	1,622,790
Banco Comercial Portugues SA †	3,424,278	116,587
Banco de Brasil SA	363,485	1,656,685
Banco de Chile	10,026,880	1,009,084
Banco de Credito e Inversiones	11,144	451,788
Banco de Sabade SA	435,494	744,273
Banco Popolare Societa Cooperativa «	39,538	195,676
Banco Popular Espanol SA «	154,453	254,341
Banco Santander Brasil SA	131,500	632,463
Banco Santander Central Hispano SA	1,222,466	5,836,520
Banco Santander Central Hispano SA ADR «	87,065	413,559
Banco Santander Chile SA	22,027,452	990,294
Bancolombia SA ADR	36,000	1,172,160
BancorpSouth Incorporated	110,736	2,645,483
Bangkok Bank PCL	31,000	143,611
Bangkok Bank PCL - Non-voting	152,500	697,936
Bank BPH SA †	309	2,427
Bank Handlowy w Warszawie SA	8,631	162,920
Bank Hapoalim Limited	105,587	545,379
Bank Leumi Le-Israel †	148,085	543,495
Bank Millennium SA †	93,393	107,991

20

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Shares	Value
Banks (continued)
Bank of America Corporation	1,204,345	$17,812,263
Bank of Ayudhya PCL	470,600	497,275
Bank of Baroda	81,560	173,096
Bank of China Limited H Shares	21,357,100	8,684,932
Bank of Communications Limited H Shares	6,190,350	3,831,752
Bank of East Asia Limited	288,521	1,063,749
Bank of Hawaii Corporation	56,917	4,089,486
Bank of Ireland †	2,392,830	729,493
Bank of Kyoto Limited	60,000	396,623
Bank of Montreal	62,035	3,893,301
Bank of Nova Scotia	111,405	5,448,978
Bank of Queensland Limited	61,778	519,280
Bank of the Ozarks Incorporated	108,200	4,210,062
Bank of the Philippine Islands	560,676	1,106,006
Bank of the Ryukyus Limited	7,500	83,172
Bank Pekao SA	43,062	1,628,638
Bank Zachodni WBK SA	11,565	756,611
Bankia SA	318,040	276,370
Bankinter SA	39,803	302,745
BankUnited Incorporated	137,271	4,543,670
Banque Cantonale Vaudoise Waadtlaender Kantonalbank	244	168,885
Barclays Africa Group Limited	90,379	839,311
Barclays plc	1,415,118	3,738,444
BDO Unibank Incorporated	514,398	1,110,963
Bendigo Bank Limited	75,871	561,518
Berner Kantonalbank AG	648	126,145
BNK Financial Group Incorporated	51,437	377,642
BNP Paribas SA	98,106	5,432,231
BOC Hong Kong Holdings Limited	659,000	2,026,844
BOK Financial Corporation «	27,762	1,769,550
Branch Banking & Trust Corporation	96,227	3,499,776
CaixaBank SA	214,811	587,246
Canadian Imperial Bank of Commerce «	38,100	2,956,247
Canadian Western Bank «	8,239	162,160
Canara Bank	13,142	40,314
Capitec Bank Holdings Limited	15,169	574,272
Cathay General Bancorp	98,109	3,023,719
Chang Hwa Commercial Bank	1,918,943	973,814
Chiba Bank Limited	125,000	656,974
China CITIC Bank H Shares	3,722,000	2,184,129
China Construction Bank H Shares	27,664,990	17,836,322
China Development Financial Holding Corporation	4,863,338	1,225,807
China Merchants Bank Company Limited H Shares	1,435,022	2,943,635
China Minsheng Banking Corporation Limited H Shares	2,085,780	1,964,792
Chong Hing Bank Limited	5,771	12,239
CIMB Group Holdings Bhd	781,248	830,632
CIT Group Incorporated	97,042	3,324,659
Citigroup Incorporated	343,867	16,013,886
Citizens Financial Group Incorporated	299,970	7,064,294
Comerica Incorporated	99,409	4,682,164
Commerce Bancshares Incorporated	110,353	5,399,572
Commercial International Bank	194,543	932,848
Commerzbank AG	110,488	946,596
Commonwealth Bank of Australia	259,141	14,502,190
Concordia Financial Group Limited	200,900	936,693
Credicorp Limited	20,258	2,840,172
Credit Agricole SA «	111,138	1,116,011
Credito Valtellinese Scarl	9,849	6,148
CTBC Financial Holding Company Limited	5,375,759	2,818,719
Cullen Frost Bankers Incorporated «	72,353	4,840,416
CYBG plc †	102,609	430,873
Dah Sing Banking Group Limited	36,901	65,342
Dah Sing Financial Holdings Limited	32,795	218,612
Danske Bank AS	76,789	2,215,896
DBS Group Holdings Limited	288,837	3,251,016
DGB Financial Group Incorporated	34,107	265,289
DNB Nor ASA	85,061	1,091,021
E.SUN Financial Holding Company Limited	2,393,012	1,339,133

21

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Banks (continued)
East West Bancorp Incorporated	81,820	$3,158,252
EnTie Commercial Bank	238,977	104,787
Erste Bank Der Oesterreichischen Sparkassen AG	26,833	718,031
Eurobank Ergasias SA †	25,114	27,664
Far Eastern International Bank	649,775	183,302
Fifth Third Bancorp	445,100	8,399,037
First Financial Bankshares Incorporated «	87,500	2,932,125
First Financial Holding Company Limited	3,133,732	1,585,483
First Gulf Bank PJSC	306,590	989,108
First Horizon National Corporation	314,020	4,572,131
First Niagara Financial Group Incorporated	470,445	5,137,259
First Republic Bank	81,031	5,867,455
FirstMerit Corporation	218,946	4,965,695
FNB Corporation PA	276,616	3,703,888
Fukuoka Financial Group Incorporated	126,000	459,692
Fulton Financial Corporation	229,340	3,268,095
Glacier Bancorp Incorporated	100,518	2,748,162
Grupo Elektra SA de CV	16,094	249,457
Grupo Financiero Banorte SAB de CV	858,900	4,499,083
Grupo Financiero Inbursa SAB de CV	637,564	1,062,909
Grupo Financiero Santander SAB de CV Class B	551,179	996,836
Gunma Bank Limited	75,000	300,718
Hana Financial Group Incorporated	47,314	1,026,235
Hancock Holding Company	102,332	2,813,107
Hang Seng Bank Limited	113,100	2,007,077
HDFC Bank Limited	245,309	4,308,995
HDFC Bank Limited ADR	4,473	287,882
Hokuhoku Financial Group Incorporated	219,000	268,966
Hong Leong Bank Bhd	113,401	366,926
Hong Leong Financial Group Bhd	75,101	270,647
HSBC Holdings plc	1,811,499	11,676,706
Hua Nan Financial Holdings Company Limited Class C	2,628,735	1,309,833
Huishang Bank H Shares	240,374	108,885
Huntington Bancshares Incorporated	451,796	4,721,268
IBERIABANK Corporation	44,600	2,765,200
ICICI Bank Limited	868,490	3,157,852
ICICI Bank Limited ADR	21,140	151,997
Indusind Bank Limited	81,278	1,332,205
Industrial & Commercial Bank of China Limited H Shares	21,680,442	11,494,826
Industrial Bank of Korea	44,220	422,980
ING Bank Slaski SA	7,363	227,783
ING Groep NV	364,202	4,536,544
International Bancshares Corporation	73,140	2,050,846
Intesa Sanpaolo RSP	86,693	210,281
Intesa Sanpaolo SpA	1,335,380	3,429,252
Israel Discount Bank Limited Class A †	70,341	116,848
Itau CorpBanca	35,444,248	283,347
Itau Unibanco Holding SA	64,447	454,246
Itausa Investimentos Itau SA	64,037	124,225
Japan Post Bank Company Limited	61,600	737,631
Jimoto Holdings Incorporated	34,300	48,321
Joyo Bank Limited	106,000	392,469
JPMorgan Chase & Company	428,093	27,941,630
Jyske Bank AS	7,244	290,965
Kansai Urban Banking Corporation	7,600	71,378
Kasikornbank PCL - Non-voting	392,700	1,912,661
KB Financial Group Incorporated	63,082	1,804,914
KBC Groep NV	30,404	1,800,042
KeyCorp	474,913	6,088,385
Kiatnakin Finance	6,000	6,970
King’s Town Bank Company Limited	212,000	138,462
Komercni Banka AS	26,560	1,044,434
Kotak Mahindra Bank Limited	234,016	2,596,487
Krung Thai Bank PCL ADR	937,725	448,848
Kwangju Bank	5,204	39,735
Kyushu Financial Group Incorporated	68,236	368,494
Laurentian Bank of Canada	1,861	71,681
Lloyds Banking Group plc	5,340,207	5,570,378
M&T Bank Corporation	90,440	10,807,580

22

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Shares	Value
Banks (continued)
Malayan Banking Bhd	957,954	$1,893,171
Masraf Al Rayan	100,153	903,729
mBank SA †	3,102	240,107
Mega Financial Holding Company Limited	3,458,916	2,534,859
Metropolitan Bank & Trust Company	486,081	905,328
Mitsubishi UFJ Financial Group Incorporated	2,118,970	10,597,242
Miyazaki Bank Limited	34,000	90,577
Mizrahi Tefahot Bank Limited	8,324	98,003
Mizuho Financial Group Incorporated	3,947,600	6,217,198
National Australia Bank Limited	410,439	8,053,908
National Bank of Abu Dhabi PJSC	354,945	753,742
National Bank of Canada	30,600	1,015,528
National Bank of Greece SA †	608,097	194,184
National Bank of Greece SA ADR †	32	10
Natixis «	85,430	412,343
Nedbank Group Limited	70,250	791,172
Nishi-Nippon City Bank Limited	117,000	221,881
Nordea Bank AB	282,459	2,741,170
North Pacific Bank Limited	60,600	171,837
OTP Bank	66,278	1,601,760
Oversea-Chinese Banking Corporation Limited	436,514	2,732,373
PacWest Bancorp	151,700	6,322,856
People’s United Financial Incorporated	411,641	6,536,859
Piraeus Bank SA †	4,331	1,306
PKO Bank Polski SA	285,823	1,794,547
PNC Financial Services Group Incorporated	59,202	5,312,787
PrivateBancorp Incorporated	111,100	4,927,285
PT Bank Central Asia Tbk	4,214,500	4,010,871
PT Bank Danamon Indonesia Tbk	786,234	188,788
PT Bank Mandiri Persero Tbk	3,037,712	2,006,980
PT Bank Negara Indonesia Persero Tbk	2,701,500	949,283
PT Bank Pan Indonesia Tbk †	506,500	25,770
PT Bank Rakyat Indonesia Tbk	3,377,500	2,559,087
Public Bank Bhd	324,251	1,501,497
Punjab National Bank	87,525	102,764
Qatar National Bank	68,128	2,498,307
Raiffeisen Bank International AG †	3,869	51,766
Regions Financial Corporation	731,912	7,194,695
Resona Holdings Incorporated	325,100	1,237,162
RHB Capital Bhd	197,954	292,448
Royal Bank of Canada	137,200	8,247,589
Royal Bank of Scotland Group plc †	193,158	689,609
Sberbank of Russia ADR	663,511	5,666,384
Sberbank Sponsored ADR	137,254	1,150,189
Senshu Ikeda Holdings Incorporated	45,180	171,768
Seven Bank Limited	119,800	441,400
Shiga Bank	39,000	169,052
Shimizu Bank Limited	1,000	23,209
Shinhan Financial Group Company Limited	75,949	2,520,375
Shinsei Bank Limited	305,000	490,270
Shizuoka Bank Limited	93,000	696,230
Siam Commercial Bank PCL	437,100	1,639,507
Signature Bank †	30,300	4,090,500
Sinopac Financial Holdings Company Limited	3,059,395	898,705
Skandinaviska Enskilda Banken AB Class A	159,842	1,532,050
Sociedad Matriz Banco de Chile Class B	1,087,348	299,739
Societe Generale SA «	75,627	3,112,575
St. Galler Kantonalbank Class A	210	85,933
Standard Bank Group Limited	370,798	2,925,804
Standard Chartered plc	248,820	1,907,483
State Bank of India	472,910	1,440,483
State Bank of India Limited GDR 144A	3,576	107,816
Sumitomo Mitsui Financial Group Incorporated	223,884	7,312,850
Sumitomo Mitsui Trust Holdings Incorporated	585,000	2,037,608
SunTrust Banks Incorporated	59,600	2,611,672
Suruga Bank Limited	37,600	842,422
SVB Financial Group †	30,246	3,333,109
Svenska Handelsbanken AB Class A	140,664	1,801,017

23

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Banks (continued)
Swedbank AB Class A	92,146	$2,028,210
Sydbank AS	8,747	249,402
Synovus Financial Corporation	168,636	5,425,020
Taishin Financial Holdings Company Limited	3,331,892	1,256,643
Taiwan Business Bank †	842,576	213,405
Taiwan Cooperative Financial Holdings	2,410,400	1,056,917
TCF Financial Corporation	225,398	3,238,969
Texas Capital Bancshares Incorporated †	59,100	3,028,284
Thanachart Capital PCL	15,516	14,767
The 77 Bank Limited	56,000	197,733
The Aichi Bank Limited - Tokai	1,900	88,193
The Akita Bank Limited - Akita	37,000	108,593
The Aomori Bank Limited	40,000	115,591
The Awa Bank Limited	34,000	193,128
The Bank of Iwate Limited	3,600	138,980
The Bank of Nagoya Limited	35,000	115,366
The Bank of Okinawa Limited	4,000	140,877
The Bank of Saga Limited	25,000	55,312
The Chiba Kogyo Bank Limited	4,700	19,015
The Chugoku Bank Limited	33,000	375,193
The Daisan Bank Limited	49,000	73,897
The Daishi Bank Limited	53,000	180,440
The Ehime Bank Limited	27,000	58,030
The Eighteenth Bank Limited	34,000	85,971
The Fukui Bank Limited	32,000	64,442
The Hachijuni Bank Limited	81,000	358,423
The Hiroshima Bank Limited	99,000	373,703
The Hokkoku Bank Limited	58,000	166,560
The Hokuetsu Bank Limited	48,000	84,093
The Hyakugo Bank Limited	49,000	181,867
The Hyakujushi Bank Limited	60,000	179,347
The Iyo Bank Limited	51,300	341,892
The Juroku Bank Limited	69,000	191,918
The Kanto Tsukuba Bank Limited	15,600	43,954
The Keiyo Bank Limited	41,000	153,285
The Kiyo Bank Limited	10,800	139,468
The Michinoku Bank Limited	27,000	45,839
The Minato Bank Limited	79,000	121,281
The Musashino Bank Limited	6,600	166,348
The Nanto Bank Limited	51,000	156,130
The Ogaki Kyoritsu Bank Limited	52,000	152,617
The Oita Bank Limited	32,000	94,496
The San-in Godo Bank Limited	30,000	191,809
The Shikoku Bank Limited	41,000	80,345
The Tochigi Bank Limited	22,000	83,244
The Toho Bank Limited	37,000	121,958
The Towa Bank Limited	58,000	48,187
Tisco Financial Group PCL	6,820	8,209
TMB Bank PCL	5,991,165	382,361
Tokyo TY Financial Group Incorporated	4,800	120,244
Tomony Holdings Incorporated	27,500	87,168
Toronto-Dominion Bank	172,162	7,497,748
Trustmark Corporation	89,267	2,212,036
TT Hellenic Postbank SA †(a)	8,178	0
Turkiye Garanti Bankasi AS	646,636	1,655,963
Turkiye Halk Bankasi AS	227,219	684,251
Turkiye Is Bankasi Class C	549,429	839,377
Turkiye Vakiflar Bankasi Tao	219,660	331,860
Umpqua Holdings Corporation	292,131	4,671,175
UniCredit SpA	563,189	1,802,195
Unione di Banche SpA «	81,642	303,402
United Bankshares Incorporated «	85,493	3,403,476
United Overseas Bank Limited	213,421	2,823,710
US Bancorp	192,778	8,254,754
Valiant Holding AG	1,769	189,180
Valley National Bancorp	292,449	2,787,039
VTB Bank OJSC	780,769	1,587,303
Webster Financial Corporation	121,241	4,747,798
Wells Fargo & Company (l)	538,884	27,332,196

24

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Shares	Value
Banks (continued)
Western Alliance Bancorp †	127,900	$4,821,830
Westpac Banking Corporation	504,323	11,190,135
Woori Bank	46,055	384,500
Yamagata Bank Limited	33,000	127,846
Yamaguchi Financial Group	36,000	351,759
Yamanashi Chou Bank Limited	35,000	125,164
Yapi Ve Kredi Bankasi AS †	184,289	257,821
Yes Bank Limited	56,788	871,844
Zions Bancorporation	118,200	3,311,964
		675,343,320

Capital Markets : 1.39%
3i Group plc	93,011	756,410
Aberdeen Asset Management plc	107,379	434,063
Affiliated Managers Group Incorporated †	32,186	5,584,915
Allied Properties (Hong Kong) Limited	297,208	56,606
Ashmore Group plc	39,880	167,909
Azimut Holding SpA	9,036	198,665
Bank of New York Mellon Corporation	127,056	5,343,975
BlackRock Incorporated	22,974	8,359,090
Brait SE «	75,105	762,316
Brewin Dolphin Holding plc	23,817	88,998
Canaccord Financial Incorporated	5,064	16,296
Capital Securities Corporation	362,713	93,424
Charles Schwab Corporation	214,500	6,559,410
China Cinda Asset Management Company Limited H Shares	3,330,000	1,088,466
CI Financial Corporation	21,303	466,234
CITIC Securities Company Limited H Shares	685,500	1,485,548
Close Brothers Group plc	13,950	270,336
Credicorp Capital Peru SAA (a)	112	82
Credit Suisse Group AG «	153,342	2,101,125
Daewoo Securities Company Limited	41,552	276,479
Daiwa Securities Group Incorporated	262,000	1,528,915
Deutsche Bank AG	127,306	2,274,143
Dundee Corporation Class A †	3,983	20,259
E*TRADE Financial Corporation †	172,100	4,799,869
Egyptian Financial Group-Hermes Holding Company †	57,952	73,354
Federated Investors Incorporated Class B	124,814	4,033,988
Financial Engines Incorporated «	74,023	2,045,996
Financiere de Tubize	2,881	177,042
GAM Holding AG	21,185	266,411
GIMV NV	1,389	79,963
Grupo BTG Pactual	71,900	361,132
Guoco Group Limited	14,000	150,886
Haitong Securities Company Limited H Shares	1,127,600	1,842,875
Hargreaves Lansdown plc	24,237	473,548
Henderson Group plc	106,112	412,036
Hyundai Securities Company Limited	27,692	148,939
ICAP plc	54,134	338,709
Ichiyoshi Securities Company Limited	7,400	60,344
IGM Financial Incorporated	10,400	304,541
Intermediate Capital Group plc	35,724	345,370
Investec plc	47,156	320,183
IOOF Holdings Limited «	40,299	240,290
JAFCO Company Limited	5,300	158,663
Janus Capital Group Incorporated	193,996	2,944,859
Julius Baer Group Limited	19,658	874,722
Jupiter Fund Management plc	46,400	297,174
Kabu.com Securities Company Limited	18,800	63,666
Kingston Financial Group Limited †«	1,024,000	387,422
Korea Investment Holdings Company Limited	9,034	338,453
Kyokuto Securities Company Limited	4,800	56,264
Lazard Limited	172,068	6,053,352
Legg Mason Incorporated	142,800	4,926,600
LPL Financial Holdings Incorporated «	108,675	3,030,946
Macquarie Group Limited	50,620	2,739,165
Man Group plc	173,995	332,395

25

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Capital Markets (continued)
Marusan Securities Company Limited	23,100	$210,692
Matsui Securities Company Limited	17,400	156,975
Mediobanca SpA	44,444	344,671
Mercantile Investment Company Limited †	5,857	593
Mirae Asset Securities Company Limited	14,204	279,480
Monex Beans Holdings Incorporated	39,100	102,751
NH Investment & Securities Company Class C	32,427	247,052
Nihon M&A Center Incorporated	5,400	329,652
Nomura Holdings Incorporated	590,600	2,562,191
Northern Trust Corporation	122,300	9,062,430
NorthStar Asset Management Group Incorporated	255,852	3,200,709
Okasan Holdings Incorporated	33,000	173,441
Partners Group Holding AG	1,488	627,235
Perpetual Trustees Australia Limited	7,563	238,051
Pioneers Holding †	11,002	12,514
Platinum Asset Management Limited	43,875	208,656
Rathbone Brothers	6,015	168,138
Ratos AB Class B	21,869	118,451
Raymond James Financial Incorporated	76,607	4,295,354
Reinet Investments SCA	1,457	32,342
Samsung Securities Company Limited	13,029	389,733
SBI Holdings Incorporated	33,816	353,322
Schroders plc	11,497	451,260
Schroders plc - Non-Voting	4,395	130,811
State Street Corporation	47,700	3,007,962
Stifel Financial Corporation †	97,570	3,686,195
T. Rowe Price Group Incorporated	45,400	3,498,524
Tokai Tokyo Securities Company Limited	40,900	203,881
Tullett Prebon plc	11,401	55,482
UBS Group AG	326,047	5,038,312
UOB-Kay Hian Holdings Limited	52,955	50,759
Value Partners Group Limited	67,000	66,649
Virtus Investment Partners Incorporated	1	81
Vontobel Holdings AG	3,142	139,715
Waterland Financial Holdings	701,197	171,792
WisdomTree Investments Incorporated «	147,600	1,830,240
Yuanta Financial Holding Company Limited	3,411,330	1,150,621
Yuanta Securities Korea Company Limited †	7,124	19,696
		119,229,234

Consumer Finance : 0.34%
Acom Company Limited †	65,700	362,511
Aeon Financial Service Company Limited	16,900	373,453
Aiful Corporation †	54,100	183,696
Bajaj Finance Limited	7,201	812,171
Capital One Financial Corporation	62,300	4,562,852
Credit Saison Company Limited	25,526	486,846
Discover Financial Services	48,926	2,779,486
Hitachi Capital Corporation	8,400	188,808
ECM Libra Bhd †(a)	46,763	0
Hong Leong Singapore Finance Limited	46,000	77,830
International Personal Finance plc	23,636	95,168
J Trust Company Limited	11,400	95,639
Jaccs Company Limited	22,000	103,310
LendingClub Corporation †«	292,015	1,389,991
Mahindra & Mahindra Financial Services Limited	51,709	247,113
Navient Corporation	452,810	6,208,025
Orient Corporation †	93,000	196,523
PRA Incorporated †	61,924	1,703,529
Provident Financial plc	12,082	509,570
Samsung Card Company Limited	9,337	300,448
Santander Consumer USA Holdings Incorporated †	55,356	711,878
Shriram Transport Finance Company Limited	46,998	824,499
SLM Corporation †	563,100	3,868,497
Synchrony Financial †	96,913	3,023,686
		29,105,529

26

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Shares	Value
Diversified Financial Services : 0.95%
Ackermans & Van Haaren NV	2,400	$311,364
AMP Limited	475,526	1,938,392
ASX Limited	5,334	171,593
Ayala Corporation	69,362	1,255,532
Bajaj Auto Limited	5,564	126,330
Banca Mediolanum SpA	18,176	152,384
BM&F Bovespa SA	566,694	2,496,615
Bolsas y Mercados Espanoles «	6,793	215,863
Bursa Malaysia Bhd	59,100	125,815
CBOE Holdings Incorporated	49,200	3,131,580
Century Leasing System Incorporated	8,000	278,503
Chailease Holding Company Limited	274,560	420,101
Challenger Financial Services Group Limited	104,111	720,107
Corporation Financiera Alba	1,616	68,631
D.Carnegie & Company AB †	1	11
Deutsche Boerse AG	18,044	1,581,037
Element Financial Corporation	24,304	285,046
Eurazeo	3,850	250,640
Euronext NV 144A	10,368	435,540
Exor SpA	5,847	221,778
FactSet Research Systems Incorporated	24,641	3,919,644
First Pacific Company Limited	479,650	314,798
FirstRand Limited	996,648	2,695,143
FNFV Group	106,381	1,278,700
Fubon Financial Holding Company Limited	2,259,579	2,667,498
Fuyo General Lease Company Limited	4,100	175,130
Goldin Financial Holdings Limited †	440,000	385,034
Groupe Bruxelles Lambert SA	7,755	659,312
GT Capital Holdings Incorporated	19,520	582,282
Haci Omer Sabanci Holding AS	362,072	1,127,144
Hankook Tire Worldwide Company Limited	3,596	70,454
Hong Kong Exchanges & Clearing Limited	180,699	4,325,196
IBJ Leasing Company Limited	6,500	119,452
IG Group Holdings plc	37,974	439,722
Industrivarden AB Class A	18,200	339,286
Industrivarden AB Class C	13,675	231,159
Intercontinental Exchange Incorporated	22,004	5,965,724
Investor AB Class A	17,400	608,484
Investor AB Class B	40,618	1,413,122
Japan Exchange Group Incorporated	82,200	1,120,892
Japan Securities Finance Company Limited	17,700	75,445
Kinnevik AB †«(a)	21,989	47,451
Kinnevik AB Class B	21,989	535,137
Legend Holdings Corporation H Shares	153,800	369,718
London Stock Exchange Group plc	29,389	1,164,168
Lundbergforetagen AB Class B	5,095	293,984
MarketAxess Holdings Incorporated	52,400	7,332,856
Markit Limited †«	8,170	280,803
Metro Pacific Investments Corporation	2,050,000	264,332
Mitsubishi UFJ Lease & Finance Company Limited	85,100	366,575
Moody’s Corporation	103,496	10,208,845
Onex Corporation	8,400	510,015
ORIX Corporation	198,300	2,757,773
Pargesa Holding SA	2,020	133,413
Power Finance Corporation Limited	84,672	206,001
PSG Group Limited	28,452	339,949
Remgro Limited	146,437	2,265,097
Ricoh Leasing Company Limited	2,300	63,246
RMB Holdings Limited	252,615	849,966
Rural Electrification Corporation Limited	147,918	351,961
Singapore Exchange Limited	152,000	855,421
SNS REAAL NV †«(a)	4,259	0
Sofina SA	2,215	303,259
The NASDAQ OMX Group Incorporated	65,900	4,350,059
TMX Group Limited	2,056	82,563
Voya Financial Incorporated	119,722	3,934,065
Wendel	3,495	403,454

27

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Diversified Financial Services (continued)
Zenkoku Hosho Company Limited	9,000	$296,654
		81,267,248

Insurance : 4.21%
Admiral Group plc	19,943	568,446
Aegon NV «	131,530	676,123
AFLAC Incorporated	49,600	3,445,216
Ageas NV	24,124	975,825
AIA Group Limited	1,801,800	10,538,469
Alleghany Corporation †	9,500	5,175,885
Allianz AG	42,233	6,893,515
Allianz AG ADR	5	82
Allied World Assurance Company	120,034	4,450,861
American Financial Group Incorporated	40,348	2,956,701
American International Group Incorporated	134,045	7,758,525
AmTrust Financial Services Incorporated	106,800	2,832,336
Arch Capital Group Limited †	69,666	5,061,932
Arthur J. Gallagher & Company	101,793	4,919,656
Aspen Insurance Holdings Limited	80,524	3,853,073
Assicurazioni Generali SpA	129,712	1,880,543
Assurant Incorporated	36,799	3,215,865
Assured Guaranty Limited	187,384	5,038,756
Aviva plc	368,601	2,401,316
AXA SA	176,076	4,423,671
Axis Capital Holdings Limited	54,822	3,023,433
Bajaj Finserv Limited	7,957	215,307
Baloise Holding AG	4,595	567,672
BB Seguridade Participacoes SA	221,952	1,674,345
Beazley plc	46,327	244,974
Brown & Brown Incorporated	153,555	5,537,193
Cathay Financial Holding Company Limited	2,622,719	3,031,859
China Insurance International Holdings Company Limited †	415,000	803,217
China Life Insurance Company - Taiwan Exchange	1,220,770	932,071
China Life Insurance Company H Shares	2,257,000	5,047,989
China Pacific Insurance Group Company Limited H Shares	836,200	2,857,010
Chubb Limited	52,373	6,630,946
Cincinnati Financial Corporation	84,034	5,806,749
CNO Financial Group Incorporated	239,800	4,865,542
CNP Assurances	18,792	318,861
Dai-Ichi Mutual Life Insurance Company Limited	197,900	2,610,132
Delta Lloyd NV	29,752	149,827
Direct Line Insurance Group plc	130,127	707,326
Discovery Holdings Limited	134,499	1,028,752
Dongbu Insurance Company Limited	5,940	363,338
E-L Financial Corporation Limited	200	105,235
Endurance Specialty Holdings Limited	81,278	5,520,402
Erie Indemnity Company Class A	33,700	3,299,230
Euler Hermes SA	1,281	110,105
Everest Reinsurance Group Limited	24,543	4,395,897
Fairfax Financial Holdings Limited	1,900	976,363
First American Financial Corporation	144,679	5,532,525
FNF Group	157,720	5,512,314
Genworth Financial Incorporated Class A †	657,534	2,432,876
Gjensidige Forsikring ASA	20,511	353,799
Great Eastern Holdings Limited	10,000	157,214
Great-West Lifeco Incorporated	23,800	641,394
Grupo Catalana Occidente SA	4,581	142,972
Hannover Rueck SE	5,268	594,057
Hanwha Life Insurance Company Limited	51,670	277,036
Helvetia Holding AG	513	276,370
Hiscox Limited	26,391	375,927
Hyundai Marine & Fire Insurance Company Limited	14,670	388,968
Industrial Alliance Insurance & Financial Services Incorporated	9,339	303,312
Insurance Australia Group Limited	382,174	1,624,152
Intact Financial Corporation	12,815	896,127
Japan Post Holdings Company Limited	75,385	975,543
Japan Post Insurance Company Limited	10,000	224,951
Jardine Lloyd Thompson Group plc	11,879	158,888

28

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Shares	Value
Insurance (continued)
KB Insurance Company Limited	12,020	$318,704
Kemper Corporation	63,725	2,058,955
Korea Reinsurance Company	11,222	120,525
Lancashire Holdings Limited	19,049	156,847
Legal & General Group plc	564,612	1,957,707
Liberty Holdings Limited	27,424	207,736
Lincoln National Corporation	136,953	6,279,295
Loews Corporation	152,200	6,161,056
Manulife Financial Corporation	175,200	2,607,926
Mapfre SA	59,378	150,501
Markel Corporation †	8,499	8,099,547
Medibank Private Limited	441,394	1,020,856
Mercury General Corporation	48,122	2,529,774
Meritz Fire & Marine Insurance Company Limited	13,130	174,619
MetLife Incorporated	130,245	5,932,660
MMI Holdings Limited	225,444	322,754
MPHB Capital Bhd †	85	29
MS&AD Insurance Group Holdings Incorporated	78,700	2,247,252
Muenchener Rueckversicherungs Gesellschaft AG	13,431	2,523,295
New China Life Insurance Company Limited H Shares	243,100	832,154
NIB Holdings Limited	69,823	232,642
NN Group NV	14,871	496,635
Old Mutual plc	447,204	1,153,568
Old Republic International Corporation	323,185	6,192,225
People’s Insurance Company Group of China Limited H Shares	2,502,000	1,001,347
Phoenix Group Holdings	18,917	241,106
PICC Property & Casualty Company Limited H Shares	1,448,435	2,643,092
Ping An Insurance (Group) Company of China Limited H Shares	1,525,000	6,809,832
Poste Italiane SpA	42,438	324,864
Power Corporation of Canada	32,500	733,099
Power Financial Corporation	24,500	593,000
Powszechny Zaklad Ubezpieczen SA	182,060	1,441,301
Primerica Incorporated	63,312	3,552,436
Principal Financial Group Incorporated	154,093	6,866,384
ProAssurance Corporation	64,898	3,406,496
Prudential Financial Incorporated	52,362	4,149,689
Prudential plc	237,335	4,743,668
QBE Insurance Group Limited	216,170	1,943,587
Rand Merchant Investment Holdings Limited	276,245	718,725
Reinsurance Group of America Incorporated	37,039	3,672,046
RenaissanceRe Holdings Limited	56,985	6,582,337
RLI Corporation	53,070	3,508,458
RSA Insurance Group plc	97,743	693,674
Sampo Oyj Class A	45,762	2,040,248
Samsung Fire & Marine Insurance Company Limited	5,879	1,371,339
Samsung Life Insurance Company	19,217	1,676,932
Sanlam Limited	488,659	1,934,892
Santam Limited	1	15
SCOR SE	17,098	571,674
Shin Kong Financial Holding Company Limited	3,485,718	726,804
Societa Cattolica di Assicurazione Societa Cooperativa	2,135	14,657
Sompo Japan Nipponkoa Holdings Incorporated	61,200	1,727,649
Sony Financial Holdings Incorporated	27,600	337,725
St. James’s Place plc	47,271	635,012
Standard Life plc	184,742	907,333
Storebrand ASA †	21,988	95,936
Sun Life Financial Incorporated	57,400	1,988,110
Suncorp Group Limited	209,986	1,969,941
Swiss Life Holding AG	2,683	695,583
Swiss Reinsurance AG	32,594	2,928,213
T&D Holdings Incorporated	102,100	1,020,216
The Allstate Corporation	44,627	3,012,769
The Hanover Insurance Group Incorporated	56,759	4,919,870
The Hartford Financial Services Group Incorporated	225,445	10,183,351
The Progressive Corporation	332,085	11,058,431
The Travelers Companies Incorporated	34,990	3,993,759
Tokio Marine Holdings Incorporated	121,700	4,219,138
Tong Yang Life Insurance Company	13,010	116,804

29

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Insurance (continued)
Topdanmark AS †	12,150	$333,890
Torchmark Corporation	64,131	3,952,394
Tryg A/S	10,915	215,207
Unipol Gruppo Finanziario SpA «	73,717	272,311
UnipolSai SpA «	197,970	395,828
Unum Group	137,253	5,067,381
Validus Holdings Limited	108,647	5,290,022
Vienna Insurance Group AG	4,394	97,266
W.R. Berkley Corporation	55,712	3,177,255
Willis Towers Watson plc	78,527	10,053,027
XL Group plc	165,838	5,696,535
Zurich Insurance Group AG	13,809	3,341,111
		360,200,027

Real Estate Management & Development : 0.90%
Aeon Mall Company Limited	17,100	225,920
Africa Israel Investments Limited †	1,061	322
Aldar Properties PJSC	857,106	613,702
Ascendas India Trust	83,000	57,559
Atrium European Real Estate Limited	10,857	45,904
Ayala Land Incorporated	1,588,900	1,212,953
Brookfield Asset Management Incorporated Class A «	79,275	2,782,046
Bukit Sembawang Estates Limited	28,000	96,986
Buwog AG	5,071	109,178
C C Land Holdings Limited	511	137
CA Immobilien Anlagen AG	3,951	70,293
Capital & Counties Properties plc	89,133	441,895
CapitaLand Limited	485,500	1,054,132
Castellum AB	18,738	255,416
Cathay Real Estate Development Company Limited	260,000	109,621
Central Pattana PCL	354,500	573,055
Cheung Kong Property Holding Limited	450,296	2,819,149
China Overseas Land & Investment Limited	1,286,480	3,865,690
China Resources Land Limited	808,888	1,934,065
China Vanke Company Limited H Shares	359,280	856,271
Chinese Estates Holdings Limited	69,696	159,828
City Developments Limited	83,000	493,624
Colliers International Group	2,138	83,573
Country Garden Holdings Company Limited	2,973,580	1,190,083
Daibiru Corporation	10,800	100,944
Daikyo Incorporated	67,000	102,858
Daito Trust Construction Company Limited	11,700	1,700,560
Daiwa House Industry Company Limited	108,800	3,160,786
Deutsche Euroshop AG	4,842	221,855
Deutsche Wohnen AG	27,669	888,636
DLF Limited	85,755	165,558
Dream Unlimited Class A †	3,983	23,691
Elbit Imaging Limited †	40	35
Emaar Properties PJSC	1,168,710	1,988,630
Emperor International Holdings Limited	200,000	40,408
Evergrande Real Estate Group Limited «	1,557,000	1,041,907
Fabege AB	13,162	213,335
Far East Consortium International Limited	155,987	47,976
Farglory Land Development Company Limited	52,252	58,481
First Capital Realty Incorporated	7,489	120,043
FirstService Corporation	2,138	101,230
Future Mall Management Limited †	504	172
Gazit Globe Limited	4,376	37,142
Global Logistic Properties Limited	470,000	617,747
Goldcrest Company Limited	3,340	57,851
Goldin Properties Holdings Limited †	326,000	144,735
Grainger plc	37,054	131,055
Great Eagle Holdings Limited	70,196	286,809
Guocoland Limited	42,554	58,403
Hang Lung Group Limited	147,000	411,447
Hang Lung Properties Limited	439,000	838,370
Heiwa Real Estate Company Limited	10,100	124,318
Heliopolis Housing	1,417	7,423

30

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Shares	Value
Real Estate Management & Development (continued)
Henderson Land Development Company Limited	155,012	$940,555
Highwealth Construction Corporation	269,880	406,734
HKC Holdings Limited †	217,196	3,885
HKR International Limited	125,600	50,106
Hong Kong Land Holdings Limited	217,000	1,310,680
Hufvudstaden AB Class A	14,497	224,372
Hulic Company Limited	62,900	624,257
Hysan Development Company Limited	117,533	506,689
Immoeast AG Interim Shares (a)	15,082	0
Immofinanz AG †	101,423	235,176
Immofinanz AG Interim Shares †(a)	19,870	0
IOI Properties Group Bhd	502,600	295,790
Jones Lang LaSalle Incorporated	26,455	3,117,986
K Wah International Holdings Limited	169,116	82,482
Kenedix Incorporated	44,000	173,640
Kerry Properties Limited	145,053	362,504
Kowloon Development Company Limited	45,000	42,042
Kungsleden	25,316	179,065
Land & Houses PCL	456,840	109,335
LEG Immobilien AG	4,572	407,980
Lendlease Corporation Limited	85,652	831,384
Leopalace21 Corporation	45,200	285,319
Longfor Properties Company Limited	306,000	413,474
Medinet Nasr Housing †	10,023	22,078
Megaworld Corporation	2,758,000	265,391
Midland Holdings Limited †	56,000	13,909
Mitsubishi Estate Company Limited	223,189	4,312,213
Mitsui Fudosan Company Limited	160,000	3,932,271
Mobimo Holding AG	799	181,182
New World Development Limited	749,118	707,593
Nexity SA	1,566	84,402
Nomura Real Estate Holding Incorporated	20,000	359,597
NTT Urban Development Corporation	20,600	206,493
Palm Hills Developments SAE	75,415	20,977
Prelios SpA †	1,105	112
PSP Swiss Property AG	3,653	342,147
PT Bumi Serpong Damai Tbk	2,777,000	372,029
PT Lippo Karawaci Terbuka Tbk	4,995,500	349,246
Radium Life Tech Company Limited	1,634	506
Realogy Holdings Corporation †	87,031	2,854,617
Red Star Macalline Group Corporation H shares	459,000	519,205
Relo Holdings Incorporated	2,000	274,168
Robinsons Land Company	372,100	230,747
Ruentex Development Company Limited	202,996	234,974
Savills plc	10,369	116,764
Shimao Property Holding Limited	283,500	358,992
Shree Precoated Steels Limited †	3,781	142
Sinarmas Land Limited	85,000	29,010
Sino Land Company	677,961	1,038,218
Sino-Ocean Land Holdings Limited	1,039,500	421,378
SM Prime Holdings Incorporated	3,478,354	1,785,106
SP Setia Bhd	251,138	193,417
Sumitomo Real Estate Sales Company Limited	4,700	92,188
Sumitomo Realty & Development Company Limited	71,000	1,986,346
Sun Hung Kai Properties Limited	247,284	2,908,568
Swire Pacific Limited Class A	97,500	1,051,443
Swire Pacific Limited Class B	195,000	377,415
Swire Properties Limited	200,183	547,423
Swiss Prime Site AG	5,716	489,943
Talaat Moustafa Group	108,625	71,316
The Howard Hughes Corporation †	20,246	2,212,078
The RMR Group Incorporated Class A	7,013	207,865
Tian An China Investment	224,097	115,643
TOC Company Limited	13,900	116,738
Tokyo Tatemono Company Limited	34,500	440,538
Tokyu Fudosan Holdings Corporation	83,200	549,983
UEM Land Holdings Bhd	413,675	100,188
United Industrial Corporation Limited	64,177	128,624

31

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Real Estate Management & Development (continued)
United Overseas Land Limited	106,331	$438,574
Vonovia SE	40,491	1,387,837
Wharf Holdings Limited	203,500	1,101,203
Wheelock & Company Limited	145,000	653,090
Wheelock Properties (Singapore) Limited	39,000	41,348
Wing Tai Holdings Limited	88,730	110,824
		76,703,321

REITs : 5.74%
Abacus Property Group	40,905	96,970
Activia Properties Incorporated	88	449,795
Advance Residence Investment Corporation	206	521,813
Aeon REIT Investment Corporation	168	214,220
Alexandria Real Estate Equities Incorporated	42,000	4,069,800
Allied Properties REIT	9,500	262,901
American Campus Communities Incorporated	172,100	8,092,142
American Capital Agency Corporation	196,900	3,719,441
American Homes 4 Rent Class A	241,827	4,435,107
American Tower Corporation	78,489	8,302,566
Annaly Capital Management Incorporated	538,653	5,698,949
Apartment Investment & Management Company Class A	90,337	3,852,873
Apple Hospitality REIT Incorporated «	207,017	3,773,920
Argosy Property Trust	144,157	117,044
Ascendas REIT	362,087	602,120
AvalonBay Communities Incorporated	24,900	4,479,012
Befimmo S.C.A. Sicafi	1,044	69,313
Blackstone Mortgage Trust Incorporated Class A	123,121	3,470,781
Boardwalk REIT	1,855	75,128
Boston Properties Incorporated	27,189	3,415,754
Brandywine Realty Trust	229,394	3,622,131
British Land Company plc	96,327	1,032,412
Brixmor Property Group Incorporated	97,799	2,469,425
Bunnings Warehouse Property Trust	74,476	194,856
Camden Property Trust	50,000	4,260,500
Canadian Apartment Properties	5,440	125,987
Canadian REIT	4,006	139,546
CapitaCommerical Trust	360,464	363,841
CapitaMall Trust	468,636	690,822
Care Capital Properties Incorporated	112,507	2,924,057
Cathay No.1 REIT	400,000	207,896
CBL & Associates Properties Incorporated	200,468	1,928,502
CDL Hospitality Trusts	121,000	122,133
Champion REIT	571,653	299,408
Charter Hall Group	46,118	175,659
Charter Hall Retail REIT	61,163	212,187
Chimera Investment Corporation	250,630	3,756,944
Cofinimmo SA	2,555	311,289
Colony Financial Incorporated Class A	148,227	2,715,519
Columbia Property Trust Incorporated	164,266	3,387,165
Comforia Residential REIT Incorporated	72	156,633
Cominar REIT	20,000	260,037
Communications Sales & Leasing Incorporated	159,043	3,972,894
Corporate Office Properties Trust	124,900	3,376,047
Corrections Corporation of America	154,900	5,204,640
Cousins Properties Incorporated	240,687	2,584,978
Cromwell Group	285,800	216,890
Crown Castle International Corporation	61,849	5,616,508
CubeSmart REIT	227,883	7,255,795
CYS Investments Incorporated	209,539	1,711,934
Daiwa House REIT Investment Corporation	57	308,331
Daiwa House Residential Investment Corporation	99	243,175
Daiwa Office Investment Corporation	41	243,997
DCT Industrial Trust Incorporated	116,666	5,031,805
DDR Corporation	174,660	3,005,899
Derwent Valley Holdings plc	8,152	388,685
Dexus Property Group	143,410	897,606
DiamondRock Hospitality	265,181	2,370,718
Douglas Emmett Incorporated	185,555	6,288,459

32

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Shares	Value
REITs (continued)
Duke Realty Corporation	196,578	$4,653,001
DuPont Fabros Technology Incorporated	88,900	3,761,359
Emlak Konut Gayrimenkul Yati	469,570	429,470
EPR Properties	83,174	5,928,643
Equinix Incorporated	41,147	14,895,214
Equinix Incorporated	770	278,740
Equity Commonwealth †	167,538	4,840,173
Equity Lifestyle Properties Incorporated	112,550	8,249,915
Equity Residential	42,500	2,941,425
Essex Property Trust Incorporated	39,909	9,068,522
Eurocommercial Properties NV	3,299	155,194
Extra Space Storage Incorporated	75,500	7,019,235
Federal Realty Investment Trust	42,501	6,510,728
Fibra Uno Administracion SAB de CV	718,045	1,550,721
Fonciere des Regions	3,503	313,056
Fortune REIT	246,000	272,885
Four Corners Property Trust Incorporated	62,134	1,207,885
Frontier Real Estate Investment Corporation	73	357,303
Fukuoka REIT Corporation	100	183,682
Gaming and Leisure Properties Incorporated	173,609	5,713,472
Gecina SA	2,316	327,137
General Growth Properties Incorporated	69,200	1,859,404
Geo Group Incorporated	97,422	3,240,256
Global One Real Estate Investment Corporation	36	139,956
GLP J-REIT	383	440,639
Goodman Group	252,674	1,298,429
Goodman Property Trust	181,257	165,562
GPT Group	275,271	1,070,363
Granite Real Estate Investment Trust	4,243	126,835
Great Portland Estates plc	28,410	309,019
Growthpoint Properties Limited	721,042	1,078,151
H&R REIT	11,358	183,793
Hammerson plc	66,473	557,439
Hankyu REIT Incorporated	115	139,265
Hatteras Financial Corporation	118,498	1,906,633
HCP Incorporated	54,204	1,781,685
Healthcare Realty Trust Incorporated	136,675	4,344,898
Healthcare Trust of America Incorporated Class A	168,453	5,083,912
Heiwa Real Estate REIT Incorporated	149	113,699
Hospitality Properties Trust	200,921	5,143,578
Host Hotels & Resorts Incorporated	427,500	6,583,500
Hulic REIT Incorporated	121	207,394
ICADE	3,119	225,261
Ichigo Real Estate Investment Corporation	189	138,590
Industrial & Infrastructure Fund Investment Corporation	64	330,591
Intu Properties plc	88,750	385,237
Invesco Mortgage Capital Incorporated	129,278	1,859,018
Investa Office Fund	109,870	337,486
Invincible Investment Corporation	360	248,052
Iron Mountain Incorporated	110,637	4,064,803
Iron Mountain Incorporated CDI	9,380	342,834
Japan Excellent Incorporated	231	311,658
Japan Hotel REIT Investment Corporation	503	437,431
Japan Logistics Fund Incorporated	129	284,712
Japan Prime Realty Investment Corporation	128	548,481
Japan Real Estate Investment Corporation	203	1,189,750
Japan Rental Housing Investment Incorporated	139	108,202
Japan Retail Fund Investment Corporation	385	895,963
Kenedix Realty Investment	52	295,841
Kenedix Residential Investment Corporation	43	114,553
Kenedix Retail REIT Corporation	123	318,899
Keppel REIT	206,614	155,287
Kilroy Realty Corporation	54,895	3,466,619
Kimco Realty Corporation	235,080	6,624,554
Kite Realty Group Trust	110,171	2,960,295
Kiwi Property Group Limited	201,240	202,196
KLCC Property Holdings Bhd	105,300	187,444
Klepierre	21,292	973,919

33

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
REITs (continued)
Lamar Advertising Company Class A	47,185	$3,069,384
Land Securities Group plc	74,578	1,259,455
LaSalle Hotel Properties	149,152	3,446,903
Lexington Corporate Properties Trust	279,658	2,642,768
Liberty Property Trust	193,132	7,207,686
Link REIT	358,655	2,203,877
Mack-Cali Realty Corporation	118,334	3,105,084
Mapletree Industrial Trust	180,600	211,144
Mapletree Logistics Trust	301,210	213,260
MCUBS MidCity Investment Corporation	33	112,051
Merlin Properties Socimi SA	44,472	489,573
MFA Mortgage Investments Incorporated	489,266	3,527,608
Mirvac Group	619,201	870,441
Mori Hills REIT Corporation	189	282,984
Mori Trust Sogo REIT Incorporated	165	314,995
National Retail Properties Incorporated	180,654	8,189,046
New Residential Investment Corporation	304,402	4,133,779
Nippon Accommodations Fund Incorporated	76	313,650
Nippon Building Fund Incorporated	208	1,237,838
Nippon Prologis REIT Incorporated	255	553,592
NIPPON REIT Investment Corporation	47	120,964
Nomura Real Estate Master Fund Incorporated	558	881,835
NorthStar Realty Europe Corporation	86,405	972,056
NorthStar Realty Finance Corporation	250,563	3,382,601
Omega Healthcare Investors Incorporated	95,174	3,037,954
ORIX JREIT Incorporated	355	561,986
Outfront Media Incorporated	181,716	4,041,364
Paramount Group Incorporated	221,333	3,625,435
Parkway Life REIT	64,000	114,327
Pebblebrook Hotel Trust	94,940	2,394,387
Piedmont Office Realty Trust Incorporated Class A	192,900	3,867,645
Post Properties Incorporated	76,046	4,606,106
Potlatch Corporation	49,922	1,706,334
Precinct Properties New Zealand Limited	145,054	128,568
Premier Investment Corporation	215	274,344
Public Storage Incorporated	26,697	6,773,296
Rayonier Incorporated	162,700	4,218,811
Realty Income Corporation «	142,362	8,554,533
Redefine Properties Limited	1,288,919	898,030
Redwood Trust Incorporated	101,434	1,445,435
Regency Centers Corporation	54,583	4,181,058
Resilient REIT Limited	102,685	850,098
Retail Properties of America Incorporated Class A	314,612	4,986,600
RioCan REIT	14,088	294,684
RLJ Lodging Trust	164,591	3,372,470
Scentre Group	843,224	2,839,992
Segro plc	80,631	511,388
Sekisui House REIT incorporated	258	317,098
Sekisui House SI Investment Corporation	125	135,459
Senior Housing Properties Trust	314,889	5,882,127
Shaftesbury plc	24,082	320,191
Shopping Centres Australasia Property Group	117,209	191,451
SIA REIT Incorporated	14	53,858
Simon Property Group Incorporated	57,286	11,322,005
Smart REIT	5,367	141,199
Sovran Self Storage Incorporated	50,868	5,507,478
Spirit Realty Capital Incorporated	585,282	6,701,479
Starhill Global REIT	254,000	142,945
Starwood Property Trust Incorporated	136,400	2,812,568
Stockland Australia	394,290	1,290,928
Sunstone Hotel Investors Incorporated	284,450	3,424,778
Suntec REIT	384,000	464,280
Taubman Centers Incorporated	84,673	5,806,028
Tokyu REIT Incorporated	182	250,972
Top REIT Incorporated	29	116,147
Two Harbors Investment Corporation	482,686	4,093,177
UDR Incorporated	151,800	5,469,354
Unibail-Rodamco SE	8,909	2,397,858
United Urban Investment Corporation	405	640,042

34

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Shares	Value
REITs (continued)
Urban Edge Properties REIT	121,968	$3,274,841
Vastned Retail NV	1,059	46,814
VEREIT Incorporated	514,313	4,932,262
Vicinity Centres	633,196	1,491,915
Washington Real Estate Investment Trust	90,075	2,668,922
Weingarten Realty Investors	151,200	5,689,656
Welltower Incorporated	41,258	2,843,089
Wereldhave NV	4,146	211,116
Westfield Corporation	311,997	2,417,316
Weyerhaeuser Company	448,634	14,131,971
WP Carey Incorporated	55,182	3,537,718
WP Glimcher Incorporated	244,767	2,501,519
Xenia Hotels & Resorts Incorporated	147,501	2,377,716
Yuexiu Real Estate Investment Trust	325,000	177,750
		491,046,251

Thrifts & Mortgage Finance : 0.26%
Capitol Federal Financial Incorporated	166,615	2,262,632
Genworth Mortgage Insurance Canada Incorporated	2,068	53,113
Home Capital Group Incorporated «	4,758	126,411
Housing Development Finance Corporation Limited	443,127	8,151,271
Indiabulls Housing Finance Limited	89,088	951,256
MGIC Investment Corporation †	448,674	3,163,152
New York Community Bancorp Incorporated	279,538	4,399,928
Paragon Group of Companies plc	26,738	119,741
Washington Federal Incorporated	109,409	2,734,131
		21,961,635

Health Care : 10.44%
Biotechnology : 2.41%
3-D Matrix Limited †	3,100	28,919
AbbVie Incorporated	187,934	11,826,687
ACADIA Pharmaceuticals Incorporated †«	123,481	4,374,932
Actelion Limited	11,077	1,817,564
Agios Pharmaceuticals Incorporated †«	33,600	1,879,920
Alexion Pharmaceuticals Incorporated †	40,508	6,112,657
Alkermes plc †	88,400	4,102,644
Alnylam Pharmaceuticals Incorporated †	103,619	7,431,555
Amgen Incorporated	87,700	13,852,215
Anacor Pharmaceuticals Incorporated †	61,999	6,156,501
Baxalta Incorporated	63,946	2,892,288
Biogen Incorporated †	40,007	11,591,228
BioMarin Pharmaceutical Incorporated †	98,649	8,843,883
bluebird bio Incorporated †	51,535	2,331,959
Celgene Corporation †	144,524	15,250,172
Cepheid Incorporated †	101,654	2,847,329
CK Life Sciences International Holdings Incorporated	702,000	65,044
Clovis Oncology Incorporated †«	42,600	716,958
CSL Limited	70,561	5,903,525
Dyax Corporation †(a)	188,200	0
Genmab AS †	5,982	1,081,014
Gilead Sciences Incorporated	256,100	22,296,066
Green Cross Corporation	1,207	184,828
Grifols SA	28,508	645,966
Incyte Corporation †	103,480	8,734,747
Intercept Pharmaceuticals Incorporated †«	24,274	3,601,291
Intrexon Corporation «	63,400	1,948,916
Ionis Pharmaceuticals Incorporated †	168,778	3,829,573
Juno Therapeutics Incorporated †«	97,016	4,213,405
Karo Bio AB †«	107,433	385,099
Kite Pharma Incorporated †«	59,112	3,029,490
Medivation Incorporated †	100,086	6,051,200
Medy-Tox Incorporated	1,142	420,656
Mesoblast Limited †«	31,890	45,521

35

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Biotechnology (continued)
Myriad Genetics Incorporated †	98,000	$3,321,220
NanoCarrier Company Limited †«	6,400	73,689
Neurocrine Biosciences Incorporated †	111,400	5,531,010
Novavax Incorporated †«	344,800	2,099,832
OBI Pharma Incorporated †	50,000	932,158
OPKO Health Incorporated †«	447,727	4,759,338
PeptiDream Incorporated †«	9,600	564,374
Portola Pharmaceuticals Incorporated †	78,448	2,155,751
Puma Biotechnology Incorporated †«	27,884	1,053,736
Radius Health Incorporated †«	43,500	1,577,310
Regeneron Pharmaceuticals Incorporated †	14,113	5,630,099
Savient Pharmaceuticals Incorporated †(a)	2,670	0
Seattle Genetics Incorporated †	62,400	2,522,832
Sirtex Medical Limited	15,755	358,688
Swedish Orphan Biovitrum AB †	15,061	201,503
Takara Bio Incorporated	6,300	82,437
Ultragenyx Pharmaceutical Incorporated †	49,656	3,629,854
United Therapeutics Corporation †	27,005	3,215,485
Vertex Pharmaceuticals Incorporated †	43,738	4,074,195
		206,277,263

Health Care Equipment & Supplies : 1.66%
Abbott Laboratories	171,794	6,808,196
Abiomed Incorporated †	54,800	5,442,188
Align Technology Incorporated †	103,705	8,175,065
Ansell Limited	26,316	363,470
Asahi Intecc Company Limited	9,200	465,255
Baxter International Incorporated	60,164	2,596,678
bioMerieux SA	1,765	230,455
Boston Scientific Corporation †	766,278	17,402,173
C.R. Bard Incorporated	45,194	9,899,294
Cochlear Limited	10,052	876,678
Coloplast Class B	10,575	800,477
Cooper Companies Incorporated	28,808	4,690,230
CYBERDYNE Incorporated †«	19,000	446,110
Dexcom Incorporated †	114,260	7,368,627
DiaSorin SpA	1,623	98,237
Edwards Lifesciences Corporation †	127,982	12,606,227
Elekta AB Class B «	35,308	278,312
Essilor International SA Cie Generale d’Optique «	17,616	2,300,112
Fisher & Paykel Healthcare Corporation	89,568	633,288
Fukuda Denshi Company Limited	2,200	112,647
Getinge AB Class B	18,499	394,759
GN Store Nord A/S	17,550	358,629
Halyard Health Incorporated †	63,366	1,970,049
Hartalega Holdings Bhd	183,500	185,322
Hogy Medical Company Limited	2,000	124,261
Hoya Corporation	62,400	2,201,624
IDEXX Laboratories Incorporated †	54,374	4,761,531
Intuitive Surgical Incorporated †	6,942	4,406,157
Nagaileben Company Limited	3,800	85,722
Nakanishi Incorporated	4,000	137,445
Nihon Kohden Corporation	13,200	381,451
Nikkiso Company Limited	14,000	103,545
Nipro Corporation	22,400	252,856
NuVasive Incorporated †	69,000	3,751,530
Olympus Corporation	46,200	1,958,812
Paramount Bed Holdings Company Limited	3,500	140,651
ResMed Incorporated	83,251	4,916,804
Smith & Nephew plc	83,542	1,418,097
Sonova Holding AG	4,488	599,153
St. Jude Medical Incorporated	33,445	2,620,750
Straumann Holding AG	989	378,337
Sysmex Corporation	25,000	1,828,690
Teleflex Incorporated	58,490	9,422,739
Terumo Corporation	54,000	2,272,452
Top Glove Corporation Bhd	366,800	450,394
Varian Medical Systems Incorporated †	58,676	4,857,786

36

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Shares	Value
Health Care Equipment & Supplies (continued)
West Pharmaceutical Services Incorporated	101,273	$7,603,577
William Demant Holding †	17,515	369,443
Zimmer Holdings Incorporated	21,100	2,576,521
		142,122,806

Health Care Providers & Services : 2.20%
Acadia Healthcare Company Incorporated †	97,564	5,743,593
Alfresa Holdings Corporation	34,600	730,214
AmerisourceBergen Corporation	116,900	8,765,162
AmSurg Corporation †	75,800	5,669,082
Anthem Incorporated	30,813	4,072,246
Apollo Hospitals Enterprise Limited	21,420	435,849
AS ONE Corporation	2,400	92,437
Bangkok Chain Hospital PCL	87	27
Bangkok Dusit Medical Services PCL Class F	1,509,100	1,018,035
Brookdale Senior Living Incorporated †	109,200	1,959,048
Bumrungrad Hospital PCL	107,400	592,241
Cardinal Health Incorporated	38,200	3,015,890
Celesio AG	9,643	272,148
Centene Corporation †	235,002	14,652,375
Chemed Corporation	23,751	3,097,368
Cigna Corporation	47,700	6,110,847
DaVita HealthCare Partners Incorporated †	101,943	7,882,233
Express Scripts Holding Company †	113,651	8,586,333
Fresenius Medical Care AG & Company KGaA	19,133	1,660,490
Fresenius SE & Company KGaA	36,249	2,735,751
Healthscope Limited	321,200	696,442
HealthSouth Corporation	120,800	4,870,656
Henry Schein Incorporated †	50,082	8,700,746
Humana Incorporated	26,428	4,559,094
IHH Healthcare Bhd	615,700	963,289
Korian SA	11,431	372,277
Laboratory Corporation of America Holdings †	61,885	7,918,186
Life Healthcare Group Holdings Limited	241,508	590,084
LifePoint Hospitals Incorporated †	61,156	4,054,031
Magellan Health Services Incorporated †	35,157	2,329,151
McKesson Corporation	41,600	7,618,624
Mediclinic International plc	78,796	1,003,334
Medipal Holdings Corporation	30,400	528,469
MEDNAX Incorporated †	55,756	3,816,498
Miraca Holdings Incorporated	9,300	393,466
Molina Healthcare Incorporated †	57,500	2,784,725
Netcare Limited	414,008	860,615
Nichii Gakkan Company	7,200	47,790
Orpea	3,644	304,412
Owens & Minor Incorporated	82,800	3,087,612
Patterson Companies Incorporated	110,700	5,403,267
Primary Health Care Limited	92,654	259,827
Quest Diagnostics Incorporated	78,300	6,042,411
Ramsay Health Care Limited	20,419	1,073,633
Rhoen Klinikum AG	4,591	140,884
Ryman Healthcare Limited	72,433	470,478
Ship Healthcare Holdings Incorporated	6,600	188,640
Sigma Pharmaceuticals Limited	257,710	229,100
Sinopharm Group Company Limited H Shares	367,600	1,703,002
Sonic Healthcare Limited	72,494	1,121,254
Suzuken Company Limited	14,800	478,476
Team Health Holdings Incorporated †	102,000	4,892,940
Tenet Healthcare Corporation †	140,045	4,052,902
Toho Holdings Company Limited	9,400	231,148
TOKAI Corporation	2,600	77,013
UDG Healthcare plc	34,039	291,858
UnitedHealth Group Incorporated	110,863	14,819,057
Universal Health Services Incorporated Class B	54,200	7,309,412
Vital KSK Holdings Incorporated	9,000	83,144

37

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Health Care Providers & Services (continued)
WellCare Health Plans Incorporated †	62,000	$6,288,040
		187,747,356

Health Care Technology : 0.16%
Allscripts Healthcare Solutions Incorporated †	250,100	3,373,849
athenahealth Incorporated †	22,663	2,875,255
Cerner Corporation †	55,424	3,082,129
M3 Incorporated	28,600	822,604
Medidata Solutions Incorporated †	77,800	3,574,132
		13,727,969

Life Sciences Tools & Services : 0.65%
Bio Techne Corporation	52,257	5,741,999
Bio-Rad Laboratories Incorporated Class A †	29,167	4,341,508
Charles River Laboratories International Incorporated †	65,520	5,630,134
Divi’s Laboratories Limited	25,894	423,113
Eurofins Scientific SE	812	314,860
Gerresheimer AG	3,694	294,039
ICON plc ADR †	5,230	368,401
Illumina Incorporated †	27,057	3,918,665
Lonza Group AG	5,820	1,004,740
Mettler-Toledo International Incorporated †	16,560	6,215,299
Parexel International Corporation †	74,796	4,703,920
QIAGEN NV †	22,655	485,741
Quintiles Transnational Holdings Incorporated †	56,762	3,853,572
Tecan Group AG	803	118,754
Thermo Fisher Scientific Incorporated	73,300	11,124,741
Waters Corporation †	48,665	6,693,871
		55,233,357

Pharmaceuticals : 3.36%
Akorn Incorporated †	112,600	3,365,614
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products †(a)	1,231	0
Allergan plc †	74,340	17,525,655
Aspen Pharmacare Holdings Limited	82,217	1,684,491
Astellas Pharma Incorporated	355,300	4,867,387
AstraZeneca plc	115,906	6,761,901
Aurobindo Pharma Limited	73,202	854,359
Bayer AG	76,769	7,314,262
Bristol-Myers Squibb Company	194,685	13,958,915
BTG plc †	29,198	287,142
Cadila Healthcare Limited	101,725	508,587
Celltrion Incorporated †«	19,040	1,583,205
China Medical System Holding Limited	329,000	470,801
Chugai Pharmaceutical Company Limited	31,300	1,100,948
Cipla Limited India	112,548	790,604
Daiichi Sankyo Company Limited	100,900	2,347,667
Dong-A ST Company Limited	1,090	122,554
Dr. Reddys Laboratories Limited	23,358	1,105,014
Eisai Company Limited	44,400	2,757,784
Eli Lilly & Company	113,519	8,517,331
Endo International plc †	124,836	1,973,657
Galenica AG	419	553,468
GlaxoSmithKline Pharmaceuticals Limited	4,235	223,721
GlaxoSmithKline plc	452,021	9,460,191
Glenmark Pharmaceuticals Limited	35,144	444,569
H. Lundbeck AS †	7,172	282,172
Hanmi Pharm Company Limited	750	398,347
Hanmi Science Company Limited	4,294	554,855
Haw Par Corporation Limited	27,500	175,931
Hikma Pharmaceuticals plc	10,618	353,400
Hisamitsu Pharmaceutical Company Incorporated	12,600	674,746
Horizon Pharma plc †	203,679	3,509,389
Hua Han Bio-Pharmaceutical Holdings Limited H Shares	4,987	475
Indivior plc	61,638	153,461

38

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Shares	Value
Pharmaceuticals (continued)
Innoviva Incorporated «	100,500	$1,133,640
Ipsen SA	2,572	162,232
Jazz Pharmaceuticals plc †	36,390	5,515,268
Johnson & Johnson	321,896	36,274,460
Kaken Pharmaceutical Company Limited	6,500	369,215
Kissei Pharmaceutical Company Limited	7,200	156,048
Kyorin Company Limited	8,900	172,398
Kyowa Hakko Kogyo Company Limited	41,000	747,912
Lupin Limited	66,388	1,455,090
Luye Pharma Group Limited †	418,000	258,199
Meda AB Class A	27,508	488,073
Merck & Company Incorporated	323,685	18,210,518
Merck KGaA	12,492	1,250,235
Mitsubishi Tanabe Pharma Corporation	39,100	657,816
Mochida Pharmaceutical Company Limited	2,200	171,653
Mylan NV †	75,136	3,256,394
Nichi-Iko Pharmaceutical Company Limited	10,000	221,159
Nippon Shinyaku Company Limited	9,000	477,085
Novartis AG	242,433	19,243,424
Novo Nordisk AS Class B	176,159	9,797,884
Ono Pharmaceutical Company Limited	86,500	3,846,354
Orion Oyj Class A	3,628	130,547
Orion Oyj Class B	8,702	312,254
Otsuka Holdings Company Limited	90,800	3,714,490
Pacira Pharmaceuticals Incorporated †	49,031	2,280,432
Perrigo Company plc	27,394	2,625,441
Pfizer Incorporated	705,471	24,479,844
Piramal Enterprises Limited	18,361	394,522
PT Kalbe Farma Tbk	7,442,000	779,067
Recordati SpA	6,569	193,981
Roche Holding AG	2,539	669,872
Roche Holding AG Genusschein	65,222	17,119,135
Rohto Pharmaceutical Company Limited	16,300	253,034
Sanofi SA	110,160	9,032,150
Santen Pharmaceutical Company Limited	60,900	897,537
Sawai Pharmaceutical Company Limited	5,200	370,976
Seikagaku Corporation	7,900	115,359
Shionogi & Company Limited	45,800	2,579,623
Shire Limited plc	56,561	3,489,797
Sino Biopharmaceutical Limited	1,218,000	826,028
Sosei Group Corporation †«	2,300	437,630
Stada Arzneimittel AG	5,207	277,280
Sumitomo Dainippon Pharma Company Limited	25,200	369,119
Sun Pharmaceutical Industries Limited	303,946	3,445,565
Taisho Pharmaceutical Holding Company Limited	8,200	764,943
Takeda Pharmaceutical Company Limited	118,300	5,124,713
Teva Pharmaceutical Industries Limited	94,247	4,894,963
The United Laboratories International Holdings Limited †	500	205
Torrent Pharmaceuticals Limited	20,280	404,409
Towa Pharmaceutical Company Limited	1,900	102,434
Tsumura & Company	10,400	245,595
TTY Biopharm Company Limited	65,000	223,227
UCB SA	13,970	1,009,565
Valeant Pharmaceuticals International Incorporated †	30,257	863,398
Yuhan Corporation	1,877	499,252
Zeria Pharmaceutical Company Limited	9,000	120,856
		287,594,903

Industrials : 10.92%
Aerospace & Defense : 1.34%
Airbus Group NV	54,584	3,402,257
B/E Aerospace Incorporated	60,600	2,886,984
BAE Systems plc	307,386	2,152,999
Bharat Electronics Limited	27,081	474,224
Bombardier Incorporated Class B †	143,159	215,063
BWX Technologies Incorporated	141,192	4,965,723

39

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Aerospace & Defense (continued)
CAE Incorporated	24,800	$309,965
Chemring Group plc	12,198	24,380
Cobham plc	107,360	253,457
Dassault Aviation SA	313	342,478
Elbit Systems Limited	1,785	168,043
Embraer SA	217,900	1,133,640
Finmeccanica SpA †	34,904	413,214
General Dynamics Corporation	34,526	4,898,204
Hanwha Techwin Company Limited	9,105	339,967
Hexcel Corporation	132,800	5,799,376
Huntington Ingalls Industries Incorporated	66,006	10,125,980
KLX Incorporated †	67,600	2,223,364
Korea Aerospace Industries Limited	7,520	422,125
L-3 Communications Holdings Incorporated	44,685	6,131,229
Lockheed Martin Corporation	31,000	7,323,130
MacDonald Dettwiler & Associates Limited	2,966	195,509
Meggitt plc	77,064	433,069
Moog Incorporated Class A †	43,540	2,348,112
MTU Aero Engines AG	4,407	416,254
Northrop Grumman Corporation	21,351	4,540,717
Orbital ATK Incorporated	82,661	7,193,987
Qinetiq Group plc	51,946	185,005
Raytheon Company	35,300	4,577,351
Rockwell Collins Incorporated	74,496	6,585,446
Rolls-Royce Holdings plc †(a)	12,890,263	18,670
Rolls-Royce Holdings plc - BATS Exchange	181,553	1,627,674
Saab AB Class B	5,318	176,792
Safran SA	31,081	2,178,684
Singapore Technologies Engineering Limited	264,000	619,214
Teledyne Technologies Incorporated †	48,976	4,806,015
Thales SA	9,751	844,738
TransDigm Group Incorporated †	32,840	8,654,654
Ultra Electronics Holdings	5,405	135,665
United Technologies Corporation	145,709	14,655,411
Zodiac Aerospace SA	17,330	404,734
		114,603,503

Air Freight & Logistics : 0.29%
Bollore Investissement	95,623	345,677
Bollore SA †	439	1,558
Bpost SA	9,098	239,811
Deutsche Post AG	84,258	2,457,648
Expeditors International of Washington Incorporated	103,500	5,024,925
FedEx Corporation	47,700	7,869,069
Freightways Limited	37,588	167,851
Hub Group Incorporated Class A †	48,101	1,925,002
Hyundai Glovis Company Limited	2,877	439,347
Kerry Logistics Network Limited	72,526	106,772
Kintetsu World Express Incorporated	9,200	117,477
Mainfreight Limited	9,747	114,156
Mitsui-Soko Company Limited	20,000	54,183
Oesterreichische Post AG	4,954	177,461
Panalpina Welttransport Holdings AG	1,522	182,364
PostNL †	25,238	111,145
Royal Mail plc	51,790	405,804
Singapore Post Limited	260,000	302,084
XPO Logistics Incorporated †«	124,867	3,653,608
Yamato Holdings Company Limited	57,600	1,171,142
		24,867,084

Airlines : 0.45%
Air Canada †	26,372	193,665
Air China H Shares	534,000	353,217
Air France-KLM †	16,025	129,091
All Nippon Airways Company Limited	184,000	538,200
Allegiant Travel Company	18,500	2,571,870

40

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Shares	Value
Airlines (continued)
Asiana Airlines †	21,610	$80,960
Cathay Pacific Airways Limited	167,000	261,329
China Airlines †	594,775	188,760
Chorus Aviation Incorporated	63	301
Deutsche Lufthansa AG	24,014	336,528
easyJet plc	22,179	492,445
Eva Airways Corporation	407,476	184,918
International Consolidated Airlines	72,922	565,577
Japan Airlines Company Limited	17,605	604,295
JetBlue Airways Corporation †	442,692	7,937,468
Korean Air Lines Company Limited †	7,538	175,199
LANTAM Airlines Group SA †	79,059	467,818
Qantas Airways Limited	191,247	425,729
Ryanair Holdings plc	15,795	1,380,483
Singapore Airlines Limited	90,200	699,540
Southwest Airlines Company	118,300	5,025,384
Spirit Airlines Incorporated †	100,521	4,369,648
Turk Hava Yollari Anonim Ortakligi †«	270,807	570,584
United Continental Holdings Incorporated †	219,500	9,897,255
Virgin Australia International Holdings (a)	177,317	0
WestJet Airlines Limited	32,660	586,279
		38,036,543

Building Products : 0.46%
A.O. Smith Corporation	105,200	8,657,960
Aica Kogyo Company Limited	12,200	274,661
Armstrong Flooring Incorporated †	33,050	548,300
Armstrong World Industries Incorporated	66,100	2,733,235
Asahi Glass Company Limited	175,000	1,061,995
Assa Abloy AB Class B «	92,949	1,932,224
Bunka Shutter Company Limited	12,000	96,988
Central Glass Company Limited	41,000	202,529
Compagnie de Saint-Gobain SA	45,570	2,034,223
Daikin Industries Limited	47,600	4,081,904
Geberit AG	3,718	1,421,368
GWA International Limited	44,009	73,793
KCC Corporation	841	285,438
Kingspan Group plc	16,453	462,329
Lennox International Incorporated	56,358	7,740,771
LIXIL Group Corporation	42,000	759,326
Nibe Industrier AB Class B	53,652	493,982
Nichias Corporation	22,000	173,441
Nichiha Corporation	5,800	80,452
Nippon Sheet Glass Company Limited †	171,000	143,613
Nitto Boseki Company Limited	38,000	120,793
Noritz Corporation	8,300	162,125
Okabe Company Limited	8,500	62,866
Owens Corning Incorporated	67,000	3,421,690
Rockwool International AS Class B	400	76,473
Sankyo Tateyama Incorporated	4,600	64,346
Sanwa Holdings Corporation	35,900	313,823
Sekisui Jushi Corporation	6,000	87,019
Taiwan Glass Industrial Corporation †	343,581	142,753
Takara Standard Company Limited	24,000	220,201
Takasago Thermal Engineering Company	13,300	171,152
TOTO Limited	23,400	889,637
Uponor Oyj	2,800	45,952
		39,037,362

Commercial Services & Supplies : 0.95%
Aeon Delight Company Limited	3,500	101,300
Aggreko plc	24,032	391,228
Babcock International Group plc	46,368	696,419
Berendsen plc	15,297	267,637
Bilfinger SE	4,408	187,183

41

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Commercial Services & Supplies (continued)
Brambles Limited	262,044	$2,433,692
Cabcharge Australia Limited «	26,928	63,836
China Everbright International Limited	717,000	768,601
Civeo Corporation †	59,549	119,693
Clean Harbors Incorporated †	73,604	3,789,870
Cleanaway Waste Management Limited	162,245	94,396
Copart Incorporated †	140,890	6,975,464
Covanta Holding Corporation	175,900	2,932,253
Dai Nippon Printing Company Limited	94,000	964,320
Daiseki Company Limited	6,700	128,028
De La Rue plc	11,470	93,030
Deluxe Corporation	64,934	4,229,151
Dorma+Kaba Holding AG Class B	280	183,944
Downer EDI Limited	82,141	232,127
Duskin Company Limited	11,300	194,601
Edenred «	14,465	267,973
Essendant Incorporated	46,662	1,436,723
G4S plc	126,965	343,690
HomeServe plc	12,155	86,263
Intrum Justitia AB	10,031	351,028
ISS A/S	13,842	558,053
KEPCO Plant Service & Engineering Company Limited	3,274	193,122
Kokuyo Company Limited	21,900	286,370
Loomis AB Class B	8,827	233,232
Mineral Resources Limited	31,646	188,009
Mitie Group plc «	40,984	167,215
Mitsubishi Pencil Company Limited	5,700	296,492
MSA Safety Incorporated	42,476	2,139,516
Nissha Printing Company Limited «	7,200	160,665
Okamura Corporation	20,000	202,646
Oyo Corporation	3,900	41,735
Park24 Company Limited	16,100	460,893
Pilot Corporation	5,800	255,077
Pitney Bowes Incorporated	255,700	4,763,691
Progressive Waste Solutions Limited	12,017	379,383
Prosegur Compania de Seguridad SA	26,730	161,792
Regus plc	55,194	252,371
Relia Incorporated	8,300	84,023
Rentokil Initial plc	173,799	453,351
Republic Services Incorporated	135,200	6,527,456
Ritchie Bros. Auctioneers Incorporated	6,229	203,540
RR Donnelley & Sons Company	275,722	4,491,511
S1 Corporation Incorporated	2,828	237,288
Sato Corporation	4,000	86,332
Secom Company Limited	31,100	2,439,188
Securitas AB Class B	25,461	401,388
Serco Group plc †	97,398	150,659
Societe BIC SA	2,766	369,157
Sohgo Security Services Company Limited	13,000	640,990
Spotless Group Holdings Limited	290,919	243,904
Stericycle Incorporated †	51,931	5,088,719
Taiwan Secom Company Limited	64,960	179,269
Tetra Tech Incorporated	77,400	2,368,440
Tomra Systems ASA	7,776	86,445
Toppan Forms Company Limited	6,500	73,902
Toppan Printing Company Limited	95,000	859,620
Transcontinental Incorporated Class A	3,424	50,994
Tyco International plc	241,322	10,285,144
Waste Connections Incorporated	73,348	4,802,094
Waste Management Incorporated	49,253	3,001,970
		81,198,096

Construction & Engineering : 0.66%
Abengoa SA Class A	2,071	1,136
Actividades de Construccion y Servicios SA	17,786	586,762
AECOM Technology Corporation †	202,400	6,499,064
Aecon Group Incorporated	8,690	116,962
Arcadis NV	7,054	117,573

42

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Shares	Value
Construction & Engineering (continued)
Balfour Beatty plc †	61,174	$219,554
Bouygues SA	16,989	551,962
Budimex SA	6,367	305,143
Cardno Limited «	27,551	18,718
Carillion plc «	47,881	192,303
China Communications Construction Company Limited H Shares	1,454,779	1,647,467
China State Construction International Holdings Limited	438,000	560,834
Chiyoda Corporation	33,000	236,321
Chudenko Corporation	6,500	127,552
CIMIC Group Limited	17,730	479,257
Comsys Holdings Corporation	16,700	275,983
CTCI Corporation	123,000	177,075
Daelim Industrial Company Limited	6,425	438,289
Daewoo Engineering & Construction Company Limited †	31,654	154,844
Dialog Group Bhd	784,124	294,355
Eiffage SA	4,842	357,188
EverChina International Holdings Company Limited †	960,000	29,403
Ferrovial SA	41,316	874,814
Flsmidth & Company AS	5,428	195,612
Fluor Corporation	79,900	4,217,122
Gamuda Bhd	710,100	825,498
GS Engineering & Construction Corporation †	11,855	294,435
Hanison Construction Holding Limited	30,555	5,033
Hazama Ando Corporation	30,100	169,616
Hibiya Engineering Limited	6,000	91,462
Hochtief AG	4,214	533,106
Hyundai Development Company	9,673	363,610
Hyundai Engineering & Construction Company Limited	11,463	328,943
IJM Corporation Bhd	1,039,140	878,324
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV †	407,640	478,609
Interserve plc	12,112	58,627
Jacobs Engineering Group Incorporated †	70,400	3,568,576
JGC Corporation	38,000	587,836
Kajima Corporation	145,000	988,621
Kandenko Company Limited	21,000	161,006
KBR Incorporated	187,800	2,732,490
KEPCO Engineering & Construction Company Incorporated	1,785	42,835
Kinden Corporation	23,000	269,183
Koninklijke Bam Groep NV	28,912	135,978
Kumagai Gumi Company Limited	61,000	170,768
Kumho Industrial Company Limited †	9	71
Kyowa Exeo Corporation	14,600	176,674
Kyudenko Corporation	15,000	443,627
Larsen & Toubro Limited	54,392	1,191,192
Larsen & Toubro Limited GDR	8,011	174,640
Maeda Corporation	31,000	234,316
Maeda Road Construction Company Limited	12,000	216,083
Malaysian Resources Corporation Bhd	50	14
Mirait Holdings Corporation	11,700	119,499
Monadelphous Group Limited	19,272	99,591
NCC AB Class B	8,600	316,623
Nippo Corporation	8,000	144,634
Nippon Densetsu Kogyo Company Limited	8,000	137,265
Nippon Koei Company Limited	15,000	51,474
Nishimatsu Construction Company Limited	45,000	188,965
Obayashi Corporation	106,200	1,119,207
Obrascon Huarte Lain SA	10,626	62,059
Okumura Corporation	38,000	209,329
Outotec Oyj †«	15,988	62,297
Peab AB	21,523	177,523
Penta-Ocean Construction Company Limited	55,000	281,122
Quanta Services Incorporated †	224,500	5,394,735
Royal Boskalis Westminster NV	7,715	279,412
Samsung Engineering Company Limited †	30,682	248,947
Sanki Engineering Company Limited	10,000	82,630
Shimizu Corporation	107,000	958,541
Sho-Bond Holdings Company Limited	4,700	220,283
Sino Thai Engineering & Construction PCL	374,529	241,124

43

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Construction & Engineering (continued)
Skanska AB Class B	34,816	$764,659
SNC-Lavalin Group Incorporated	14,400	579,909
Socam Development Limited †	63	31
Sumitomo Mitsui Construction Company Limited	150,200	134,283
Taikisha Limited	5,400	127,423
Taisei Corporation	172,000	1,276,778
Takamatsu Corporation	3,600	87,615
Toa Corporation	31,000	47,311
Toda Corporation	37,000	167,734
Tokyu Construction Company Limited	36,280	319,766
Toshiba Plant Systems & Services Corporation «	6,000	85,556
Totetsu Kogyo Company Limited	5,900	158,296
Toyo Engineering Corporation	28,000	90,017
United Engineers Limited	59,000	100,254
Valmont Industries Incorporated	32,377	4,478,387
Vinci SA	43,394	3,263,404
WSP Global Incorporated	5,250	170,750
YIT Oyj	11,040	76,220
Yokogawa Bridge Holdings Corporation	8,000	79,252
		56,199,371

Electrical Equipment : 0.74%
ABB Limited	183,256	3,812,610
ABB Limited - Natl India Exchange	14,757	271,300
Acuity Brands Incorporated	25,962	6,725,196
AMETEK Incorporated	143,868	6,879,768
Bharat Heavy Electricals limited	223,538	400,332
Cosel Company Limited	4,900	54,206
Daihen Corporation	18,000	84,364
Denyo Company Limited	3,200	34,764
Doosan Heavy Industries & Construction Company Limited	13,384	272,329
Eaton Corporation plc	54,392	3,352,179
Elswedy Cables Holding Company	9,692	47,631
Emerson Electric Company	75,904	3,948,526
FDG Electric Vehicles Limited †	1,480,000	84,754
Fuji Electric Holdings Company Limited	102,000	412,661
Fujikura Limited	46,000	240,105
Furukawa Electric Company Limited	104,000	250,761
Futaba Corporation	6,900	125,806
Gamesa Corporación Tecnologica SA	31,855	634,615
GS Yuasa Corporation	61,000	257,805
Havells India Limited	71,752	388,699
Johnson Electric Holdings Limited	54,750	133,586
Legrand SA «	23,684	1,302,712
LS Corporation	7,178	342,096
LS Industrial Systems Company Limited	3,641	155,807
Mabuchi Motor Company Limited	9,600	454,274
Mitsubishi Electric Corporation	347,000	4,197,467
Nidec Corporation	44,200	3,415,536
Nitto Kogyo Corporation	4,900	71,773
Nordex AG †	816	23,197
Osram Licht AG	7,623	405,681
Prysmian SpA	18,370	449,462
Rockwell Automation Incorporated	80,700	9,365,235
Sanyo Denki Company Limited	6,000	30,614
Schneider Electric SE	52,663	3,404,985
Schneider Electric SE - London Exchange	1,614	104,355
Sensata Technologies Holding NV †	100,700	3,723,886
SGL Carbon AG †«	3,056	39,902
Shihlin Electric	118,000	144,549
SolarCity Corporation †«	83,645	1,872,812
Sumitomo Electric Industries Limited	118,900	1,685,226
Teco Electric & Machinery Company Limited	774,000	620,624
Ushio Incorporated	18,700	227,132
Vestas Wind Systems AS	23,748	1,701,691
Voltronic Power Technology Corporation	13,000	180,774
Walsin Lihwa Corporation †	600,000	170,364
Ya Hsin Industrial Company Limited †(a)	40,000	0

44

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Shares	Value
Electrical Equipment (continued)
Zhuzhou CSR Times Electric Company Limited H Shares	151,000	$845,285
		63,347,436

Industrial Conglomerates : 1.23%
Aboitiz Equity Ventures Incorporated	814,780	1,376,406
Alfa SA de CV Class A	1,170,200	2,062,476
Alliance Global Group Incorporated	970,700	315,921
Antarchile SA	32,607	294,126
Beijing Enterprises Holdings Limited	135,000	701,863
Bidvest Group Limited	93,694	747,525
Boustead Holdings Bhd	80,800	54,010
CITIC Pacific Limited	1,930,000	2,801,583
CJ Corporation	1,980	360,514
CK Hutchison Holdings Limited	416,296	4,832,210
Danaher Corporation	110,494	10,868,190
DCC plc	9,251	842,777
DMCI Holdings Incorporated	2,121,900	576,246
Doosan Corporation	2,425	197,370
Enka Insaat Ve Sanayi AS «	342,626	492,102
Far Eastern New Century Corporation	1,360,496	959,491
Fosun International	445,000	632,217
General Electric Company	1,088,338	32,900,458
Grupo Carso SAB de CV	111,000	472,104
Hanwha Corporation (Korea)	11,460	370,205
HAP Seng Consolidated Bhd	197,100	371,382
Hopewell Holdings	123,000	394,923
Industries Qatar	18,137	478,273
Jardine Matheson Holdings Limited	43,585	2,484,345
Jardine Strategic Holdings Limited	39,394	1,170,002
JG Summit Holdings	966,992	1,707,977
Katakura Industries Company Limited	5,400	62,468
Keihan Electric Railway Company Limited	90,000	607,938
Keppel Corporation Limited	270,051	1,055,025
Koc Holding AS	227,557	1,010,559
Koninklijke Philips NV	92,466	2,491,810
LG Corporation	21,404	1,183,524
LT Group Incorporated	735,600	225,879
MMC Corporation Bhd	109,200	56,068
Nisshinbo Holdings Incorporated	21,600	222,564
NWS Holdings Limited	304,024	479,662
Quinenco SA	62,686	116,708
Rheinmetall AG	3,555	244,092
Roper Industries Incorporated	61,693	10,554,438
Samsung C&T Corporation	14,897	1,499,950
San Miguel Corporation	214,380	375,904
Seibu Holdings Incorporated	32,708	617,032
SembCorp Industries Limited	165,000	334,289
Shun Tak Holdings Limited	294,250	91,637
Siemens AG	76,880	8,279,470
Siemens India Limited	21,727	388,848
Sime Darby Bhd	699,391	1,255,143
SK Company Limited	6,119	1,175,743
SM Investments Corporation	107,288	2,156,543
Smiths Group plc	35,162	571,400
Tokai Holdings Corporation	26,800	166,025
Top Frontier Investment Holdings Incorporated †	8	31
Toshiba Corporation †	624,000	1,541,756
Turk Sise Ve Cam Fabrikalari AS	140,595	167,641
Yazicilar Holding AS Class A	9,222	38,830
		105,435,673

Machinery : 2.31%
Aalberts Industries NV	11,130	392,690
AG Growth International Incorporated	1,000	29,329
AGCO Corporation	94,700	4,917,771

45

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Machinery (continued)
Aida Engineering Limited	11,300	$113,475
Airtac International Group	16,852	112,906
Alfa Laval AB	28,699	433,856
Allison Transmission Holdings Incorporated	98,313	2,761,612
Alstom SA †	20,310	510,035
Amada Company Limited	51,500	567,856
Andritz AG	7,071	360,137
Asahi Diamond Industrial Company Limited	12,000	97,747
Ashok Leyland Limited	330,303	534,837
Atlas Copco AB Class A	61,897	1,599,118
Atlas Copco AB Class B	37,370	891,090
ATS Automation Tooling Systems Incorporated †	4,800	39,202
Bando Chemical Industries Limited	15,000	72,199
Bodycote plc	18,289	161,450
Bucher Industries AG	862	198,850
Cargotec Oyj Corporation Class B	3,652	141,447
Caterpillar Incorporated	67,893	4,922,921
China Conch Venture Holdings Limited	543,000	1,094,280
CKD Corporation	12,000	105,224
CLARCOR Incorporated	70,138	4,159,183
CNH Industrial NV «	78,164	551,385
Colfax Corporation †	141,364	3,829,551
Cosco Corporation Singapore Limited †	190,000	43,461
CRRC Corporation Limited H Shares	1,315,000	1,250,568
CSBC Corporation Taiwan	102	49
Cummins India Limited	13,858	164,768
Daewoo Shipbuilding & Marine Engineering Company Limited †«	16,970	69,629
Daifuku Company Limited	16,700	289,707
Deere & Company	35,400	2,913,066
DMG Mori Seiki AG	3,643	167,587
DMG Mori Seiki Company Limited	22,100	272,820
Donaldson Company Incorporated	163,600	5,482,236
Doosan Infracore Company Limited †	19,520	101,547
Ebara Corporation	69,000	353,926
Eicher Motors Limited	4,371	1,200,887
FANUC Corporation	31,300	4,799,512
Fuji Machine Manufacturing Company Limited	17,200	167,597
Fujitec Company Limited	13,000	124,676
Furukawa Company Limited	61,000	96,952
GEA Group AG	16,445	762,367
Georg Fischer AG	456	364,020
Glory Limited	10,100	294,148
Graco Incorporated	78,600	6,309,222
Hanjin Heavy Industries & Construction Company Limited †	14,343	46,695
Hillenbrand Incorporated	83,186	2,597,067
Hino Motors Limited	46,600	478,057
Hitachi Construction Machinery Company Limited	18,600	287,562
Hitachi Koki Company Limited	9,300	61,980
Hitachi Zosen Corporation	30,600	159,169
Hiwin Technologies Corporation	58,514	247,602
Hong Leong Asia Limited	11,000	6,230
Hoshizaki Electric Company Limited	7,700	737,770
Hyundai Heavy Industries Company Limited †	7,814	717,933
Hyundai Mipo Dockyard Company Limited †	2,652	159,992
Hyundai Rotem Company Limited †	9,250	135,436
IDEX Corporation	44,663	3,722,214
IHI Corporation	228,000	588,865
Illinois Tool Works Incorporated	38,600	4,092,758
IMI plc	29,234	425,528
Ingersoll-Rand plc	146,000	9,754,260
Iseki & Company Limited	44,000	108,873
ITT Incorporated	118,216	4,197,850
Japan Steel Works	55,000	234,434
Joy Global Incorporated «	129,400	2,203,682
JTEKT Corporation	39,100	542,001
Kawasaki Heavy Industries Limited	246,000	766,424
Kennametal Incorporated	105,200	2,575,296
King Slide Works Company Limited	17,000	179,839
Kion Group AG	5,692	314,982

46

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Shares	Value
Machinery (continued)
Kitz Corporation	21,100	$96,416
Komatsu Limited	145,630	2,515,170
Komori Corporation	11,000	133,508
Kone Oyj Class B	38,458	1,817,732
Konecranes Oyj «	3,753	103,810
Krones AG	626	74,597
Kubota Corporation	176,865	2,604,221
Kurita Water Industries Limited	17,900	419,798
Kyokuto Kaihatsu Kogyo Company	6,900	70,598
Lincoln Electric Holdings Incorporated	91,400	5,500,452
Makino Milling Machine Company Limited	16,000	101,720
Makita Corporation	21,000	1,361,629
MAN SE	3,130	331,717
Manitowoc Company Incorporated «	185,346	1,056,472
Manitowoc Foodservice Incorporated †	180,415	2,971,435
Max Company Limited	6,000	69,572
Meidensha Corporation	41,000	165,873
Melrose Industries plc	13,114	72,993
Metso Oyj	12,945	304,053
Minebea Company Limited	62,000	497,747
Mitsubishi Heavy Industries Limited	505,000	2,050,829
Mitsuboshi Belting Company Limited	10,000	82,088
Mitsui Engineering & Shipbuilding Company Limited	152,000	244,331
Miura Company Limited	16,600	350,633
Morgan Advanced Materials plc	21,935	79,297
Morita Holdings Corporation	7,000	93,873
Nabtesco Corporation	20,300	516,781
Nachi-Fujikoshi Corporation	45,000	159,299
Navistar International Corporation †«	88,321	993,611
NGK Insulators Limited	42,000	925,073
Nippon Sharyo Limited †	14,000	36,158
Nippon Thompson Company Limited	13,000	46,255
Nitta Corporation	3,300	80,760
NKT Holding AS	1,131	62,127
Nordson Corporation	73,742	6,414,079
Noritake Company Limited	17,000	40,683
NSK Limited	79,000	702,714
NTN Corporation	84,000	291,290
OILES Corporation	5,900	99,634
Okuma Corporation	29,000	222,604
OSG Corporation	14,100	256,572
Oshkosh Corporation	96,900	4,448,679
Paccar Incorporated	62,956	3,509,797
Pentair plc	106,922	6,440,981
Rotork plc	77,250	220,078
Ryobi Limited	20,000	85,971
Samsung Heavy Industries Company Limited †	28,640	229,255
Sandvik AB	105,184	1,028,341
Schindler Holding AG	2,474	455,973
Schindler Holding AG - Participation Certificate	5,042	933,835
SembCorp Marine Limited	147,200	165,682
Shima Seiki Manufacturing Limited	4,400	90,118
Shinmaywa Industries Limited	17,000	120,666
Singamas Container Holding	180,000	19,226
Sintokogio Limited	10,700	86,868
SKF AB Class A	976	17,212
SKF AB Class B	35,091	617,569
SMC Corporation	10,100	2,576,647
Snap-on Incorporated	34,500	5,582,790
Spirax-Sarco Engineering plc	7,515	375,510
Star Micronics Company Limited	6,100	69,684
Sulzer AG «	2,037	179,723
Sumitomo Heavy Industries Limited	97,000	472,145
Tadano Limited	23,000	209,780
Takuma Company Limited	14,000	127,187
Terex Corporation	143,400	3,037,212
The Middleby Corporation †	80,500	9,998,100
The Timken Company	92,300	3,068,975

47

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Machinery (continued)
The Toro Company	76,970	$6,874,191
THK Company Limited	19,500	369,273
Toshiba Machine Company Limited	18,000	59,818
Trelleborg AB Class B	21,858	408,264
Tsubakimoto Chain Company	30,000	221,610
Tsugami Corporation	18,000	75,586
Tsukishima Kikai Company Limited	5,000	45,920
Valmet Corporation	12,945	159,876
Vesuvius plc	23,880	119,255
Volvo AB Class A	43,600	484,802
Volvo AB Class B	132,230	1,471,891
WABCO Holdings Incorporated †	32,200	3,474,380
Wabtec Corporation	56,180	4,347,208
Wartsila Oyj	17,118	709,476
WEG SA	209,260	833,311
Weir Group plc	19,255	334,377
Woodward Governor Company	79,900	4,549,506
Xylem Incorporated	101,438	4,530,221
Yangzijiang Shipbuilding Holdings Limited	789,000	524,243
Zardoya Otis SA	15,737	163,191
		197,112,002

Marine : 0.12%
A.P. Moller Maersk AS Class A	200	249,375
A.P. Moller Maersk AS Class B	645	830,770
DS Norden AS †	1,300	20,070
Evergreen Marine Corporation (Taiwan) Limited	336,630	118,704
Hanjin Shipping Company Limited †	16,787	36,904
Hyundai Merchant Marine Company Limited †	2,539	38,347
Iino Kaiun Kaisha Limited	15,900	59,014
Kawasaki Kisen Kaisha Limited «	149,000	324,279
Kirby Corporation †	75,918	5,320,333
Kuehne & Nagel International AG	5,401	759,618
MISC Bhd	427,800	799,859
Mitsui OSK Lines Limited	191,000	434,659
Neptune Orient Lines Limited †	184,000	173,030
Nippon Yusen Kabushiki Kaisha	250,000	474,105
Orient Overseas International Limited	30,500	118,338
Pacific Basin Shipping Limited †	252,000	30,808
Pan Ocean Company Limited †	159	495
U-Ming Marine Transport Corporation	113,000	85,757
Wan Hai Lines Limited	209,212	109,056
Yang Ming Marine Transport †	285,357	68,162
		10,051,683

Professional Services : 0.38%
Adecco SA	17,602	1,066,922
ALS Limited	74,573	218,285
Bureau Veritas SA «	23,580	506,885
Capita plc	61,090	941,424
CEB Incorporated	46,498	2,964,712
Experian Group Limited	96,629	1,827,781
Hays plc	95,742	188,727
IHS Incorporated Class A †	40,623	4,993,785
Intertek Group plc	15,050	683,793
Meitec Corporation	4,600	163,670
Michael Page International plc	20,623	118,581
Randstad Holdings NV	9,424	509,024
Recruit Holdings Company Limited	68,594	2,338,397
Robert Half International Incorporated	79,500	3,306,405
SAI Global Limited	33,140	83,353
SEEK Limited	58,955	694,539
SGS SA	519	1,107,444
Stantec Incorporated	7,070	185,410
TechnoPro Holdings Incorporated	10,000	303,427
Teleperformance SE	6,495	566,426

48

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Shares	Value
Professional Services : (continued)
Temp Holdings Company Limited	26,400	$421,504
The Advisory Board Company †	58,608	1,924,101
Verisk Analytics Incorporated †	94,424	7,496,321
WS Atkins plc	8,888	173,012
		32,783,928

Road & Rail : 0.97%
Asciano Group	170,137	1,093,173
Aurizon Holdings Limited	59,294	193,275
Avis Budget Group Incorporated †	137,900	4,137,000
BTS Group Holdings PCL	1,605,700	409,010
Canadian National Railway Company	73,500	4,357,818
Canadian Pacific Railway Limited	14,300	1,850,761
Central Japan Railway Company	31,400	5,566,280
China Auto Rental Incorporated †«	323,000	309,668
CJ Korea Express Corporation †	2,016	361,994
ComfortDelGro Corporation Limited	275,000	547,164
Container Corporation of India	13,018	278,421
CSX Corporation	114,900	3,036,807
DSV AS	17,460	796,379
East Japan Railway Company	62,600	5,729,453
Firstgroup plc †	137,119	214,683
Fukuyama Transporting Company Limited «	37,000	183,104
Genesee & Wyoming Incorporated Class A †	79,925	4,801,095
Go-Ahead Group plc	3,179	118,100
Hankyu Hanshin Holdings Incorporated	190,000	1,305,730
Hitachi Transport System Limited	8,700	147,625
J.B. Hunt Transport Services Incorporated	54,414	4,501,126
Kansas City Southern	64,918	6,043,866
Keikyu Corporation	87,000	824,942
Keio Corporation	94,000	806,430
Keisei Electric Railway Company Limited	51,000	685,312
Kintetsu Corporation	286,000	1,151,903
Landstar System Incorporated	60,694	4,118,088
Maruzen Showa Unyu Company Limited	16,000	58,807
MTR Corporation Limited	252,026	1,195,143
Nagoya Railroad Company Limited	144,000	725,624
Nankai Electric Railway Company Limited	83,000	436,231
National Express Group plc	29,635	145,591
Nikkon Holdings Company Limited	12,800	262,623
Nippon Express Company Limited	139,000	600,009
Nishi-Nippon Railroad Company Limited	58,000	301,693
Norfolk Southern Corporation	34,800	2,925,288
Odakyu Electric Railway Company Limited	94,000	1,022,044
Old Dominion Freight Line Incorporated †	41,613	2,677,797
PKP Cargo SA	18,354	164,244
Sankyu Incorporated	56,000	300,393
SEINO Holdings Company Limited	25,400	242,910
Senko Company Limited	15,000	89,403
SMRT Corporation Limited	98,000	108,881
Sotetsu Holdings Incorporated	68,000	404,678
Stagecoach Group plc	49,321	184,443
Tobu Railway Company Limited	158,000	803,305
Tokyu Corporation	176,000	1,509,911
TransForce Incorporated	6,211	115,235
Transport International Holdings Limited	45,600	117,246
Union Pacific Corporation	156,500	13,175,735
West Japan Railway Company	29,000	1,815,921
		82,952,362

Trading Companies & Distributors : 0.78%
AerCap Holdings NV †	20,019	782,543
Ashtead Group plc	48,201	681,364
Brenntag AG	14,433	772,593
Bunzl plc	31,676	937,745

49

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Trading Companies & Distributors (continued)
Daewoo International Corporation	7,912	$156,673
Fastenal Company «	177,224	8,157,621
Finning International Incorporated	16,500	277,946
GATX Corporation «	55,634	2,551,932
Grafton Group plc	18,582	198,889
Hanwa Company Limited	40,000	209,509
Howden Joinery Group plc	55,350	406,442
iMarketKorea Incorporated	5,870	64,275
Inaba Denki Sangyo Company Limited	4,100	139,956
Inabata & Company Limited	8,900	89,776
Itochu Corporation	257,000	3,229,471
Iwatani International Corporation	36,000	205,463
Japan Pulp & Paper Company Limited	25,000	77,211
Kanamoto Company Limited	6,000	137,355
Kanematsu Corporation	81,000	130,203
Kloeckner & Company	8,856	109,178
Kuroda Electric Company Limited	5,800	99,150
LG International Corporation	5,460	175,922
Marubeni Corporation	260,300	1,252,665
Misumi Group Incorporated	40,400	620,584
Mitsubishi Corporation	255,000	4,529,598
Mitsui & Company Limited	290,700	3,504,624
MonotaRO Company Limited	11,800	408,660
MRC Global Incorporated †	139,000	1,972,410
MSC Industrial Direct Company Class A	67,925	5,090,979
Nagase & Company Limited	17,600	200,739
Nichiden Corporation	3,600	95,905
Noble Group Limited †«	918,576	196,776
NOW Incorporated †	141,721	2,457,442
Reece Australia Limited	7,414	204,694
Rexel SA	26,522	405,611
Russel Metals Incorporated	4,649	82,178
Seven Group Holdings Limited	22,953	91,241
SIG plc	78,253	152,099
SK Networks Company Limited	31,860	164,941
Sojitz Corporation	187,500	419,921
Spicers Limited †	60,182	1,218
STX Corporation Company Limited †	116	167
Sumitomo Corporation	187,300	1,923,996
Tat Hong Holdings Limited	7,000	2,847
Toromont Industries Limited	6,843	192,189
Toyota Tsusho Corporation	34,900	825,737
Travis Perkins plc	23,342	650,116
Trusco Nakayama Corporation	3,400	156,897
United Rentals Incorporated †	56,245	3,918,589
W.W. Grainger Incorporated «	34,680	7,919,178
Wakita & Company Limited	7,000	46,209
Watsco Incorporated	36,080	4,843,018
WESCO International Incorporated †«	55,824	3,256,214
Wolseley plc	26,144	1,533,938
Yamazen Corporation	18,000	151,172
Yuasa Trading Company Limited	3,800	85,756
		66,949,525

Transportation Infrastructure : 0.24%
Abertis Infraestructuras SA	41,491	635,230
Adani Ports & Special Economic Zone Limited	277,615	792,803
Aena SA 144A	6,720	907,335
Aeroports de Paris	3,323	395,800
Airports of Thailand PCL	115,000	1,274,738
Ansaldo STS SpA	6,620	75,573
Atlantia SpA	40,773	1,099,674
Auckland International Airport Limited	167,179	705,827
BBA Aviation plc	82,297	241,489
Beijing Capital International Airport Company Limited H Shares	426,000	458,851
CCR SA	296,720	1,252,208
China Merchants Holdings International Company Limited	489,709	1,399,034
China Resources and Transportation Group Limited †	130,000	2,041

50

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Shares	Value
Transportation Infrastructure (continued)
COSCO Pacific Limited	416,669	$421,455
DP World Limited	45,239	778,111
Flughafen Zuerich AG	2,275	398,926
Fraport AG	3,869	221,484
Groupe Eurotunnel SE «	53,575	691,181
Grupo Aeroportuario del Pacifico SAB de CV Class B	97,400	986,995
Grupo Aeroportuario del Sureste SAB de CV Class B †	61,000	963,282
Hong Kong Aircraft Engineering Company Limited	10,000	65,502
Hopewell Highway Infrastructure Limited	173,650	85,811
Hutchison Port Holdings Trust	977,000	420,110
International Container Term Services Incorporated	175,300	211,979
Japan Airport Terminal Company Limited «	11,500	397,751
Kamigumi Company Limited	38,000	347,966
Macquarie Atlas Roads Limited	53,146	201,275
Malaysia Airports Holdings Berhad	104,804	162,194
Mitsubishi Logistics Corporation	24,000	338,321
Nissin Corporation	18,000	58,030
Port of Tauranga Limited	9,453	123,441
PT Jasa Marga Tbk	395,500	156,347
SIA Engineering Company	42,000	115,591
Singapore Airport Terminal Services Limited	108,666	328,263
Sumitomo Warehouse Company Limited	29,000	151,109
Sydney Airport Holdings Limited	170,285	871,360
TAV Havalimanlari Holding AS	40,981	210,173
Transurban Group	317,021	2,760,980
Westshore Terminals Investment Corporation	8,100	112,727
		20,820,967

Information Technology : 16.66%
Communications Equipment : 0.86%
Arista Networks Incorporated †«	49,506	3,628,295
Brocade Communications Systems Incorporated	535,136	4,848,332
Ciena Corporation †	175,380	3,062,135
Cisco Systems Incorporated	586,950	17,050,898
Comba Telecom Systems Holdings Limited	309	50
CommScope Holdings Incorporated †	70,160	2,185,484
D-Link Corporation †	801	246
Denki Kogyo Company Limited	13,000	59,638
F5 Networks Incorporated †	42,138	4,643,608
Harris Corporation	70,877	5,582,981
Hitachi Kokusai Electric Incorporated	9,000	117,280
Infinera Corporation †	183,500	2,405,685
Juniper Networks Incorporated	202,352	4,737,060
Lumentum Holdings Incorporated †	67,619	1,713,465
NetScout Systems Incorporated †	139,300	3,379,418
Nokia Oyj	354,521	2,027,514
Nokia Oyj - BATS Exchange	167,970	958,381
Palo Alto Networks Incorporated †	44,662	5,826,605
Plantronics Incorporated	45,400	2,021,208
Spirent plc	75,771	87,246
Telefonaktiebolaget LM Ericsson Class B	289,375	2,230,672
Viasat Incorporated †«	62,500	4,314,375
Viavi Solutions Incorporated	306,088	2,090,581
VTech Holdings Limited	27,900	305,542
Zinwell Corporation	446	619
		73,277,318

Electronic Equipment, Instruments & Components : 1.54%
AAC Technologies Holdings Incorporated	252,500	2,043,850
Ai Holdings Corporation	11,900	285,854
Alps Electric Company Limited	28,800	583,100
Amano Corporation	12,600	212,892
Anixter International Incorporated †	36,248	2,182,130
Anritsu Corporation	27,600	157,024

51

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Arrow Electronics Incorporated †	52,314	$3,380,531
AU Optronics Corporation	3,247,319	902,130
Avnet Incorporated	74,638	3,062,397
Azbil Corporation	10,300	287,881
Canon Electronics Incorporated	3,800	56,279
CDW Corporation of Delaware	86,088	3,663,905
Celestica Incorporated †	1,675	17,806
Cheng Uei Precision Industry Company Limited	71,855	91,327
Chroma ATE Incorporated	84,624	202,916
Chunghwa Picture Tubes Limited †	75	1
Citizen Holdings Company Limited	52,300	293,298
Corning Incorporated	132,100	2,759,569
Daiwabo Company Limited	29,000	60,234
Delta Electronics Incorporated	611,015	2,810,341
Delta Electronics Thailand PCL	212,000	425,780
Electrocomponents plc	44,350	182,297
Enplas Corporation	2,000	58,608
FEI Company	57,400	6,167,630
FIH Mobile Limited	528,000	172,586
Flextronics International Limited †	106,400	1,324,680
FLIR Systems Incorporated	182,400	5,681,760
Halma plc	39,753	545,823
Hamamatsu Photonics	23,600	643,627
Hexagon AB Class B	23,900	928,052
Hirose Electric Company Limited	4,600	571,599
Hitachi High Technologies Corporation	9,700	282,937
Hitachi Limited	783,000	3,620,319
Hon Hai Precision Industry Company Limited	4,157,660	10,211,685
Horiba Limited	5,900	252,549
Hosiden Corporation	12,200	84,282
Ibiden Company Limited	22,000	280,128
Ingenico SA «	5,435	662,174
Ingram Micro Incorporated Class A	195,973	6,786,545
Innolux Display Corporation	3,328,666	986,990
IPG Photonics Corporation †	51,200	4,422,656
Jabil Circuit Incorporated	253,400	4,834,872
Japan Aviation Electronics Industry Limited	13,000	174,335
Japan Display Incorporated †	62,500	125,299
Keyence Corporation	7,200	4,577,415
Keysight Technologies Incorporated †	227,156	6,957,788
Kingboard Chemicals Holdings Limited	140	288
Knowles Corporation †«	120,100	1,755,862
KOA Corporation	3,700	27,365
Kyocera Corporation	53,200	2,661,561
Laird Group plc	37,748	193,267
Largan Precision Company Limited	31,244	2,605,862
LG Display Company Limited	36,210	783,871
LG Innotek Company Limited	2,021	147,361
Littelfuse Incorporated	29,451	3,373,023
Mitsumi Electric Company Limited †	16,600	78,402
Murata Manufacturing Company Limited	34,000	3,976,159
National Instruments Corporation	141,300	4,036,941
Nichicon Corporation	13,600	95,673
Nippon Chemi-Con Corporation	32,000	43,347
Nippon Electric Glass Company Limited	62,000	298,984
Nippon Signal Company Limited	10,900	96,268
Oki Electric Industry Company Limited	138,000	203,134
Omron Corporation	32,004	1,031,781
Optex Company Limited	30	946
Pan-International Industrial Coporation	770	285
Premier Farnell plc	32,868	55,578
Ryosan Company Limited	6,500	158,721
Samsung Electro-Mechanics Company Limited	8,990	393,756
Samsung SDI Company Limited	8,978	847,479
Shimadzu Corporation	44,000	671,513
Silitech Technology Corporation	381	181
Simplo Technology Company Limited	67,000	224,960
Spectris plc	9,963	242,134
Synnex Technology International Corporation	261,462	259,758

52

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Taiyo Yuden Company Limited	21,700	$236,528
TDK Corporation	19,100	1,117,695
Tech Data Corporation †	46,300	3,498,891
Topcon Corporation	14,800	151,027
Toyo Corporation	3,700	36,320
TPK Holding Company Limited	58,033	116,733
Trimble Navigation Limited †	351,918	9,002,062
Tripod Technology Corporation	120,261	229,736
Truly International	250,000	105,846
Unimicron Technology Corporation	312,402	133,151
Venture Corporation Limited	49,000	296,042
Vishay Intertechnology Incorporated	180,954	2,345,164
WPG Holdings Company Limited	352,227	387,193
Yageo Corporation	124,325	209,289
Yaskawa Electric Corporation	40,000	507,157
Yokogawa Electric Corporation	36,200	418,440
Zebra Technologies Corporation Class A †	73,200	3,887,652
Zhen Ding Technology Holding	195,750	368,541
		131,327,808

Internet Software & Services : 3.15%
58.com Incorporated ADR †	8,944	483,423
Akamai Technologies Incorporated †	105,148	5,738,978
Alibaba Group Holding Limited ADR †	339,490	27,838,180
Alphabet Incorporated Class A †	54,818	41,050,459
Alphabet Incorporated Class C †	55,677	40,962,682
Auto Trader Group plc 144A	101,594	578,274
Baidu.com Incorporated ADR †	81,698	14,586,361
Carsales.com Limited	34,942	321,235
Cimpress N.V. †«	2,740	274,466
COOKPAD Incorporated	15,300	203,936
CoStar Group Incorporated †	19,400	4,007,846
Criteo SA ADR †	9,221	413,746
Demandware Incorporated †	43,000	2,063,570
Dena Company Limited	19,400	390,330
Facebook Incorporated Class A †	430,293	51,123,111
GMO Internet Incorporated	12,000	142,394
Gourmet Navigator Incorporated	11,900	307,776
Gree Incorporated	21,300	123,105
HC International Incorporated †	66,000	36,861
IAC/InterActive Corp	45,900	2,564,892
Internet Initiative Japan Incorporated	6,600	142,567
J2 Global Incorporated	64,771	4,337,714
Just Eat plc †	40,457	266,377
Kakaku.com Incorporated	21,300	403,937
Kakao Corporation	6,754	582,574
LinkedIn Corporation Class A †	21,482	2,932,293
Mixi Incorporated	5,800	224,175
Moneysupermarket.com Group plc	76,188	364,917
Naver Corporation	4,844	2,926,397
NetEase Incorporated ADR	23,883	4,247,353
Pandora Media Incorporated †«	281,880	3,323,365
PChome Online Incorporated	23,000	275,048
Qihoo 360 Technology Company Limited ADR †	29,623	2,200,989
Rackspace Hosting Incorporated †	155,604	3,890,100
Rightmove plc	11,307	691,743
Tencent Holdings Limited	1,504,443	33,551,455
Twitter Incorporated †	99,174	1,509,428
United Internet AG	13,768	649,371
VeriSign Incorporated †	59,100	5,050,686
Yahoo! Incorporated †	156,100	5,922,434
Yahoo! Japan Corporation	184,500	829,738
Yelp Incorporated †	70,900	1,856,871
		269,391,157

53

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
IT Services : 3.32%
Accenture plc Class A	72,000	$8,565,840
Alliance Data Systems Corporation †	36,128	8,027,280
Amadeus IT Holding SA Class A	39,511	1,830,355
Amdocs Limited	86,426	5,011,844
Atos Origin SA	9,417	870,288
Automatic Data Processing Incorporated	54,000	4,743,360
Booz Allen Hamilton Holding Corporation	151,568	4,436,395
Broadridge Financial Solutions Incorporated	67,513	4,333,659
Cap Gemini SA «	14,926	1,423,256
CGI Group Incorporated Class A †	24,400	1,141,154
Cielo SA	307,255	2,699,620
Cognizant Technology Solutions Corporation Class A †	112,674	6,922,691
Computer Sciences Corporation	79,396	3,906,283
Computershare Limited	80,644	625,986
Convergys Corporation	128,077	3,610,491
Corelogic Incorporated †	117,016	4,361,186
CSRA Incorporated	180,696	4,475,840
DH Corporation	7,953	207,596
Digital Garage Incorporated	7,000	157,529
DST Systems Incorporated	45,000	5,441,400
DTS Corporation	4,200	90,004
EPAM Systems Incorporated †	58,980	4,512,560
Euronet Worldwide Incorporated †	70,480	5,625,009
Fidelity National Information Services Incorporated	156,900	11,652,963
Fiserv Incorporated †	136,128	14,338,362
FleetCor Technologies Incorporated †	45,917	6,836,582
Fujitsu Limited	289,000	1,169,206
Gartner Incorporated †	49,200	4,999,704
Genpact Limited †	89,800	2,531,462
Global Payments Incorporated	84,950	6,599,766
HCL Technologies Limited	170,968	1,879,797
Indra Sistemas SA †	6,012	68,565
Infosys Limited ADR	11,028	214,384
Infosys Technologies Limited	549,825	10,203,448
International Business Machines Corporation	165,646	25,466,416
Iress Market Technology Limited	16,055	144,699
IT Holdings Corporation	15,406	373,690
Itochu Techno-Science Corporation	7,100	157,536
Jack Henry & Associates Incorporated	46,800	3,951,324
Leidos Holdings Incorporated «	85,164	4,207,102
MasterCard Incorporated Class A	183,700	17,616,830
Maximus Incorporated	91,770	5,290,541
NEC Networks & System Integration Corporation	5,800	102,607
Net One Systems Company Limited	17,400	99,464
NeuStar Incorporated Class A †«	70,000	1,648,500
Nihon Unisys Limited	9,400	112,646
Nomura Research Institute Limited	18,200	687,831
NS Solutions Corporation	5,200	90,537
NTT Data Corporation	19,000	981,442
OBIC Company Limited	10,600	577,216
Otsuka Corporation	8,700	412,471
Paychex Incorporated	182,600	9,900,572
PayPal Holdings Incorporated †	206,008	7,785,042
Paysafe Group plc †	44,072	262,986
Sabre Corporation	126,362	3,559,618
Science Applications International Corporation	53,239	2,905,252
SCSK Corporation	7,600	286,883
Tata Consultancy Services Limited	143,879	5,494,281
Tech Mahindra Limited	160,321	1,287,500
Tieto Oyj	8,394	230,221
TKC Corporation	2,200	58,291
Transcosmos Incorporated	4,400	127,746
Visa Incorporated Class A	359,594	28,386,350
Western Union Company	285,248	5,548,074
WEX Incorporated †	54,296	5,009,349
Wipro Limited	178,082	1,443,633
Wipro Limited ADR «	13,142	157,835
Wirecard AG «	9,255	411,491
Worldpay Group plc †144A	79,838	320,420

54

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Shares	Value
IT Services (continued)
Xerox Corporation	541,084	$5,394,607
		284,004,868

Semiconductors & Semiconductor Equipment : 2.84%
Advanced Micro Devices Incorporated †«	848,686	3,878,495
Advanced Semiconductor Engineering Incorporated	2,046,821	2,315,912
Advantest Corporation «	25,500	283,935
Aixtron AG †	8,010	50,399
Ams AG	10,795	297,025
Analog Devices Incorporated	176,200	10,307,700
Applied Materials Incorporated	133,959	3,271,279
ARM Holdings plc	132,795	1,898,333
ASM International NV	4,894	197,556
ASM Pacific Technology	46,000	338,011
ASML Holdings NV	38,883	3,867,728
Broadcom Limited	67,876	10,477,339
Cavium Incorporated †	78,583	3,909,504
Chipbond Technology Corporation	155,000	191,775
Cree Incorporated †«	144,763	3,485,893
Cypress Semiconductor Corporation «	419,886	4,463,388
Dialog Semiconductor plc †	11,319	359,309
Disco Corporation	5,400	514,471
Epistar Corporation	213,210	132,061
Everlight Electronics Company Limited	83,210	118,771
Fairchild Semiconductor International Incorporated †	149,982	2,980,142
Faraday Technology Corporation	316	327
First Solar Incorporated †	43,400	2,154,810
Gintech Energy Corporation †	8	6
Global PVQ SE †	3,594	68
Hanergy Thin Film Power Group Limited †(a)	5,441,305	1
Hermes Microvision Incorporated	21,000	743,733
Himax Technologies Incorporated «	29,262	286,475
Infineon Technologies AG	102,520	1,537,649
Inotera Memories Incorporated †	1,007,888	900,880
Intel Corporation	551,002	17,406,153
King Yuan Electronics Company Limited	341,063	314,264
Kinsus Interconnect Technology Corporation	53,582	117,309
KLA-Tencor Corporation	95,370	6,955,334
Lam Research Corporation	96,900	8,024,289
Linear Technology Corporation	136,000	6,435,520
Marvell Technology Group Limited	266,000	2,721,180
Maxim Integrated Products Incorporated	162,800	6,179,888
MediaTek Incorporated	467,531	3,153,908
Microchip Technology Incorporated	117,064	6,049,868
Micron Technology Incorporated †	191,900	2,440,968
Microsemi Corporation †	155,900	5,274,097
Nanya Technology Corporation	199,734	243,141
Novatek Microelectronics Corporation Limited	224,790	747,864
NVIDIA Corporation	290,500	13,572,160
NXP Semiconductors NV †	26,126	2,468,646
ON Semiconductor Corporation †	547,200	5,346,144
Phison Electronics Corporation	34,000	279,402
Powertech Technology Incorporated	181,914	392,137
PV Crystalox Solar plc †	3,180	639
Qorvo Incorporated †	170,529	8,691,863
QUALCOMM Incorporated	276,397	15,179,723
Radiant Opto-Electronics Corporation	114,735	176,962
Realtek Semiconductor Corporation	99,440	269,544
Renesas Electronics Corporation †	33,400	201,784
Rohm Company Limited	15,800	675,604
Sanken Electric Company Limited	24,000	71,739
SCREEN Holdings Company Limited	35,000	345,780
Seoul Semiconductor Company Limited	9,698	117,584
Shindengen Electric Manufacturing Company Limited	9,000	34,786
Shinko Electric Industries	12,800	73,632
Silicon Laboratories Incorporated †	55,165	2,744,459
Silicon Motion Technology Corporation	12,675	563,404

55

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Siliconware Precision Industries Company	885,534	$1,439,120
Sino-American Silicon Products Incorporated	122,000	133,924
SK Hynix Incorporated	91,427	2,201,674
Skyworks Solutions Incorporated	116,900	7,804,244
Solarworld AG †	26	189
STMicroelectronics NV	66,138	394,434
Sumco Corporation	21,800	154,343
Synaptics Incorporated †	50,900	3,452,547
Taiwan Semiconductor Manufacturing Company Limited	5,752,298	27,603,975
Teradyne Incorporated	270,935	5,367,222
Texas Instruments Incorporated	118,667	7,191,220
Tokyo Electron Limited	27,100	2,012,157
Tokyo Seimitsu Company Limited	7,800	181,449
Tower Semiconductor Limited †	470	6,285
ULVAC Incorporated	6,800	227,823
United Microelectronics Corporation	4,087,301	1,529,017
Vanguard International Semiconductor Corporation	191,000	313,331
VIA Technologies Incorporated †	485	201
Windbond Electronics Corporation †	630,000	166,133
Xilinx Incorporated	145,200	6,881,028
Xinyi Solar Holdings Limited	149	60
		243,293,126

Software : 2.82%
ACI Worldwide Incorporated †	166,200	3,433,692
Ansys Incorporated †	53,445	4,761,950
Aspen Technology Incorporated †	117,024	4,460,955
Asseco Poland SA	17,110	239,451
Autodesk Incorporated †	134,298	7,825,544
AVEVA Group plc	4,997	116,812
Blackbaud Incorporated	64,800	4,061,016
CA Incorporated	168,200	5,436,224
Capcom Company Limited	7,500	177,451
CDK Global Incorporated	220,619	12,200,231
Check Point Software Technologies Limited †«	13,229	1,124,068
Citrix Systems Incorporated †	91,300	7,753,196
Colopl Incorporated	5,900	115,885
CommVault Systems Incorporated †	58,100	2,630,768
Constellation Software Incorporated	1,591	646,664
Dassault Systemes SA	12,679	1,009,518
Fair Isaac Corporation	40,200	4,479,486
Fidessa Group plc	2,334	79,981
FireEye Incorporated †«	200,792	3,196,609
Fortinet Incorporated †	86,100	2,945,481
Fuji Soft Incorporated	4,700	109,377
Gemalto NV	6,728	411,201
Guidewire Software Incorporated †	100,423	5,894,830
GungHo Online Entertainment Incorporated «	66,800	194,244
IGG Incorporated	195,000	92,848
Intuit Incorporated	48,042	5,124,160
Koei Techmo Holdings Company Limited	9,600	171,220
Konami Corporation	15,600	591,683
Manhattan Associates Incorporated †	102,620	6,765,737
Micro Focus International plc	13,826	326,406
Microsoft Corporation	922,573	48,896,369
NCsoft Corporation	2,292	462,516
NetSuite Incorporated †	22,200	1,760,682
Nexon Company Limited	22,300	367,119
NHN Entertainment Corporation †	4,635	241,512
Nice Systems Limited	6,731	432,054
Nintendo Company Limited	19,100	2,837,359
Nippon System Development Company Limited	8,000	124,261
Nuance Communications Incorporated †	149,000	2,491,280
Open Text Corporation	11,200	656,106
Oracle Corporation (Japan)	5,800	308,502
Oracle Financials Services	4,122	212,336
Playtech plc	18,069	222,316
Proofpoint Incorporated †	56,748	3,326,568

56

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Shares	Value
Software (continued)
PTC Incorporated †	160,925	$5,751,460
Qlik Technologies Incorporated †	130,700	3,751,090
Red Hat Incorporated †	109,011	8,443,992
Salesforce.com Incorporated †	117,168	9,808,133
SAP SE	88,957	7,221,437
ServiceNow Incorporated †	91,351	6,543,472
Software AG	6,805	264,248
Splunk Incorporated †	78,578	4,514,306
Square Enix Company Limited	12,400	392,487
SS&C Technologies Holdings Incorporated	112,900	6,953,511
Symantec Corporation	346,600	6,016,976
Tableau Software Incorporated Class A †	32,132	1,652,870
Take-Two Interactive Software Incorporated †	112,440	4,375,040
Temenos Group AG	5,073	281,720
The Sage Group plc	119,600	1,061,855
Trend Micro Incorporated	17,600	638,931
Tyler Technologies Incorporated †	45,624	6,993,703
Ubisoft Entertainment SA †	8,390	309,460
Ultimate Software Group Incorporated †	40,285	8,237,477
V1 Group Limited	1,400	76
Verint Systems Incorporated †	87,280	2,879,367
VMware Incorporated Class A †«	14,311	866,674
Workday Incorporated Class A †	67,890	5,148,778
Xero Limited †«	14,012	170,555
		240,993,286

Technology Hardware, Storage & Peripherals : 2.13%
3D Systems Corporation †«	136,700	1,830,413
Acer Incorporated †	679,311	266,621
Advantech Company Limited	130,836	966,852
Apple Incorporated	1,038,843	103,738,862
Asustek Computer Incorporated	229,601	1,971,277
Blackberry Limited †	42,015	305,657
Brother Industries Limited	38,400	460,862
Canon Incorporated	174,700	5,067,381
Canon Incorporated ADR	7	202
Catcher Technology Company Limited	222,614	1,692,856
Chicony Electronics Company Limited	116,539	280,873
Clevo Company	125,978	107,581
Compal Electronic Incorporated	1,550,754	912,977
Diebold Incorporated	86,036	2,224,031
Eizo Corporation	3,500	99,088
Electronics For Imaging Incorporated †	67,000	2,936,610
Foxconn Technology Company Limited	274,505	627,079
FUJIFILM Holdings Corporation	72,500	2,947,532
Gigabyte Technology Company Limited	100,000	111,460
Hewlett Packard Enterprise Company	202,669	3,743,296
HP Incorporated	203,861	2,727,660
HTC Corporation	165,691	431,851
Inventec Company Limited	871,583	579,942
Jess Link Products Company Limited	143	118
Konica Minolta Holdings Incorporated	74,000	638,859
Lenovo Group Limited	2,090,000	1,282,926
Lexmark International Incorporated Class A	81,800	3,096,948
Lite-On Technology Corporation	533,177	686,652
Logitech International SA	18,355	282,527
Micro-Star International Company Limited	406,218	647,707
NCR Corporation †	164,100	5,067,408
NEC Corporation	390,149	919,573
Neopost SA	3,201	77,287
NetApp Incorporated	177,826	4,539,898
Pegatron Corporation	620,150	1,291,167
Qisda Corporation	171,392	54,919
Quanta Computer Incorporated	913,766	1,625,096
Ricoh Company Limited	111,565	973,241
Riso Kagaku Corporation	7,400	118,015
Ritek Corporation †	159	12

57

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Samsung Electronics Company Limited	17,573	$19,050,441
Samsung SDS Company Limited	6,077	933,119
Seagate Technology plc «	170,407	3,844,382
Seiko Epson Corporation	50,400	908,461
Stratasys Limited †«	3,967	90,527
Toshiba TEC Corporation †	25,000	91,886
Transcend Information Incorporated	68,130	194,702
Wacom Company Limited	32,000	118,481
Western Digital Corporation	26,600	1,237,964
Wincor Nixdorf AG †	2,644	141,238
Wistron Corporation	549,400	352,930
		182,297,447

Materials : 5.07%
Chemicals : 2.34%
Adeka Corporation	15,200	208,368
Agrium Incorporated	14,300	1,290,582
Air Liquide SA	32,542	3,495,145
Air Water Incorporated	30,000	470,041
Akzo Nobel NV	25,110	1,704,258
Albemarle Corporation	64,500	5,063,250
Alexandria Mineral Oils Company	1,424	4,902
Arkema SA	6,977	572,441
Asahi Kasei Corporation	196,000	1,314,927
Ashland Incorporated	35,900	4,069,624
Asian Paints Limited	98,719	1,444,949
Axalta Coating Systems Limited †	81,300	2,288,595
Axiall Corporation	95,500	2,224,195
BASF SE	83,164	6,424,528
Batu Kawan Bhd	35,500	155,619
Cabot Corporation	76,907	3,515,419
Castrol India Limited	27,072	150,860
Celanese Corporation Series A	83,400	5,878,032
China Steel Chemical Corporation	35,000	118,053
Christian Hansen Holding AS	8,826	559,423
Chugoku Marine Paints Limited	12,000	86,910
Ciech SA †	645	10,244
Clariant AG	25,999	464,529
Corbion NV	9,177	228,211
Croda International plc	12,234	520,942
Daicel Chemical Industries Limited	54,700	683,657
Dainichiseika Color & Chemicals Manufacturing Company Limited	15,000	63,259
Denka Company Limited	69,000	302,831
DIC Incorporated	135,000	320,630
Dow Chemical Company	131,844	6,771,508
DuluxGroup Limited	61,858	287,919
E.I. du Pont de Nemours & Company	102,899	6,730,624
Ecolab Incorporated	49,238	5,772,663
EMS-Chemie Holdings AG	754	373,776
Essentra plc	22,982	276,274
Eternal Chemical Company Limited	145,041	145,430
Evonik Industries AG	10,659	314,283
Formosa Chemicals & Fibre Corporation	1,130,495	2,849,419
Formosa Plastics Corporation	1,521,709	3,686,164
Frutarom Industries Limited	1,818	88,571
Fufeng Group Limited	200	57
Fujimori Kogyo Company Limited	3,100	66,292
GCP Applied Technologies Incorporated †	59,686	1,416,349
Givaudan SA	948	1,816,841
Grupa Azoty SA †	20,022	345,953
Hanwha Chem Corporation	19,613	392,490
Hexpol AB	40,678	410,128
Hitachi Chemical Company Limited	15,000	281,076
Huntsman Corporation	269,100	4,017,663
Hyosung Corporation	5,120	504,783
Incitec Pivot Limited	260,881	650,504
Indorama Ventures PCL	398,233	370,644

58

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Shares	Value
Chemicals (continued)
Ingevity Corporation †	24,044	$700,642
International Flavors & Fragrances Incorporated	47,800	6,166,200
Ishihara Sangyo Kaisha Limited †	110,000	76,489
Israel Chemicals Limited	39,013	160,499
Johnson Matthey plc	18,533	774,131
JSR Corporation	32,000	471,034
K&S AG	16,172	399,102
Kaneka Corporation	51,000	406,213
Kansai Paint Company Limited	44,000	891,245
Kemira Oyj	9,572	115,449
Kolon Industries Incorporated	3,691	214,312
Koninklijke DSM NV	19,849	1,181,326
Kumho Petrochemical Company Limited	2,618	140,148
Kuraray Company Limited	57,100	759,030
Kureha Corporation	28,000	104,429
LANXESS AG	8,492	405,724
LG Chem Limited	7,139	1,623,317
Linde AG	17,717	2,651,375
Lintec Corporation	9,300	184,010
Lotte Chemical Corporation	3,390	807,820
LyondellBasell Industries NV Class A	40,300	3,278,808
Methanex Corporation	12,000	394,769
Mexichem SAB de CV	342,879	721,733
Minerals Technologies Incorporated	44,784	2,579,558
Mitsubishi Chemical Holdings Corporation	225,600	1,149,850
Mitsubishi Gas Chemical Company Incorporated	66,000	374,895
Mitsui Chemicals Incorporated	162,000	610,051
Monsanto Company	81,508	9,167,205
Nan Ya Plastics Corporation	1,624,125	3,097,603
NewMarket Corporation	14,178	5,742,090
Nihon Nohyaku Company Limited	10,000	46,598
Nihon Parkerizing Company Limited	19,000	194,573
Nippon Kayaku Company Limited	27,000	266,257
Nippon Paint Company Limited	29,200	833,269
Nippon Shokubai Company Limited	5,100	305,811
Nippon Soda Company Limited	28,000	132,497
Nippon Synthetic Chemical Industry Company Limited	7,000	41,026
Nissan Chemical Industries Limited	22,900	674,168
Nitto Denko Corporation	24,700	1,625,848
NOF Corporation	27,000	235,291
Novozymes AS Class B	23,343	1,110,457
Nufarm Limited	41,407	234,627
Nuplex Industries Limited	34,891	126,299
OIC Company Limited †	2,946	241,998
Okamoto Industries Incorporated	14,000	135,910
Olin Corporation	218,048	5,017,284
Orica Limited	58,314	573,192
Oriental Union Chemical Corporation	186,626	113,020
Osaka Soda Company Limited	20,000	75,857
Petkim Petrokimya Holding SA †	123,111	177,237
Petronas Chemicals Group Bhd	692,200	1,103,094
PolyOne Corporation	114,000	4,271,580
Potash Corporation of Saskatchewan	82,800	1,351,218
PPG Industries Incorporated	47,900	5,157,872
PTT Global Chemical PCL	620,523	1,033,481
RPM International Incorporated	75,518	3,790,248
Sakai Chemical Industry Company Limited	13,000	36,511
Samsung Fine Chemicals Company	4,271	126,682
Sanyo Chemical Industries Limited	13,000	105,071
Scotts Miracle-Gro Company Class A	59,992	4,169,444
Shikoku Chemicals Corporation	9,000	72,741
Shin-Etsu Chemical Company Limited	65,900	3,849,200
Showa Denko KK	209,000	215,162
Sidi Kerir Petrochemcials Company	9,866	12,933
Sika AG	199	860,865
SK Chemicals Company Limited	4,328	283,256
SK Kaken Company Limited	3,000	235,969
SK Materials Company Limited	682	67,639

59

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Chemicals (continued)
SKC Company Limited	4,380	$101,984
Solvay SA	7,552	766,329
Sumitomo Bakelite Company Limited	36,000	174,579
Sumitomo Chemical Company Limited	248,000	1,137,707
Symrise AG	9,598	602,201
Syngenta AG	8,855	3,478,750
Synthos SA	150,781	138,791
T. Hasegawa Company Limited	4,600	80,215
Taekwang Industrial Company Limited	176	136,600
Taiwan Fertilizer Company Limited	147,000	193,596
Taiyo Holdings Company Limited	3,100	105,540
Taiyo Nippon Sanso Corporation	28,000	252,097
Takasago International Corporation	2,600	62,761
Teijin Limited	145,000	510,679
The Chemours Company	239,572	2,086,672
The Israel Corporation Limited	200	34,739
The Mosaic Company	197,313	4,978,207
The Sherwin-Williams Company	14,500	4,220,805
The Valspar Corporation	42,700	4,625,264
Toagosei Company Limited	25,500	246,169
Tokai Carbon Company Limited	40,000	114,508
Tokuyama Corporation †	66,000	174,633
Tokyo Ohka Kogyo Company Limited	6,600	172,666
Toray Industries Incorporated	244,000	2,113,337
Tosoh Corporation	95,000	468,416
Toyo Ink SC Holding Company Limited	45,000	193,028
Toyobo Company Limited	171,000	318,111
UBE Industries Limited	156,000	293,024
Umicore SA	12,219	615,875
United Phosphorus Limited	115,943	1,026,143
Victrex plc	9,279	193,928
W.R. Grace & Company	43,035	3,341,237
Wacker Chemie AG	1,172	110,060
Westlake Chemical Corporation	21,000	926,730
Yara International ASA	16,864	608,189
Zeon Corporation	32,000	241,586
		200,302,233

Construction Materials : 0.51%
Adelaide Brighton Limited	81,546	334,764
Ambuja Cements Limited	238,447	809,412
Anhui Conch Cement Company Limited H Shares	341,000	824,991
Asia Cement Corporation	875,058	666,775
Associated Cement Companies Limited	9,386	213,297
Boral Limited	121,372	596,507
Brickworks Limited	11,048	119,694
Buzzi Unicem SpA	3,462	68,797
Cemex SAB de CV †	4,177,579	2,657,281
China Resources Cement Holdings Limited	336,369	110,381
CRH plc	74,479	2,256,939
CSR Limited	85,052	220,682
Eagle Materials Incorporated	64,800	5,075,136
Fletcher Building Limited - Australia Exchange	8,657	51,807
Fletcher Building Limited - New Zealand Exchange	120,402	729,103
Grasim Industries Limited	9,932	643,133
Heidelbergcement AG	13,467	1,152,124
Imerys SA	3,080	217,167
Italcementi SpA	33,149	386,536
James Hardie Industries NV	75,959	1,157,279
Lafarge Malayan Cement Bhd	55,470	106,668
LafargeHolcim Limited	16,849	755,600
LafargeHolcim Limited	23,023	1,035,340
Martin Marietta Materials Incorporated	39,317	7,432,486
PT Indocement Tunggal Prakarsa Tbk	408,500	497,915
PT Semen Gresik Persero Tbk	663,500	437,152
RHI AG «	2,303	45,291
Shree Cement Limited	2,671	521,217
Siam City Cement PCL	10,000	83,975

60

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Shares	Value
Construction Materials (continued)
Suez Cement Company †	4,510	$6,450
Sumitomo Osaka Cement Company Limited	74,000	301,386
Taiheiyo Cement Corporation	196,000	516,837
Taiwan Cement Corporation	1,183,746	1,090,734
TCC International Holdings Limited	121,000	18,997
The Siam Cement PCL	102,934	1,383,018
Titan Cement Company SA	8,513	198,912
Ultra Tech Cement Limited	22,119	1,060,732
Ultratech Cement Limited GDR	1,352	64,836
Vicat SA	887	58,169
Vulcan Materials Company	81,500	9,515,125
Wienerberger AG	10,742	193,206
		43,615,851

Containers & Packaging : 0.54%
Amcor Limited	200,297	2,356,769
AptarGroup Incorporated	87,782	6,782,037
Avery Dennison Corporation	50,800	3,778,504
Bemis Company Incorporated	125,114	6,298,239
BillerudKorsnas AB	28,295	433,176
CCL Industries Incorporated Class B	1,924	342,472
DS Smith plc	99,241	558,701
FP Corporation	4,200	182,625
Fuji Seal International Incorporated	4,300	167,558
Huhtamaki Oyj	10,786	450,879
International Paper Company	47,100	1,985,736
La Seda De Barcelona SA †(a)	482	0
Mayr-Melnhof Karton AG	610	69,806
Orora Limited	243,074	484,882
Owens-Illinois Incorporated †	212,600	4,018,140
Packaging Corporation of America	57,700	3,936,871
Rengo Company Limited	36,000	218,142
Rexam plc	67,076	610,585
RPC Group plc	28,420	331,561
Smurfit Kappa Group plc	16,584	452,448
Sonoco Products Company	133,839	6,380,105
Toyo Seikan Kaisha Limited	26,100	551,769
WestRock Company	144,269	5,714,495
		46,105,500

Metals & Mining : 1.54%
Acerinox SA	8,018	92,781
Aeris Resources Limited †	7,674	211
Agnico-Eagle Mines Limited	19,266	864,755
Aichi Steel Corporation	18,000	83,063
Alacer Gold Corporation †	17,005	38,514
Alamos Gold Incorporated Class A	24,548	157,058
Alcoa Incorporated	747,300	6,927,471
Allegheny Technologies Incorporated «	143,900	1,781,482
Alumina Limited	478,202	489,053
Anglo American Platinum Limited †	11,072	247,517
Anglo American plc	133,132	1,157,123
Anglogold Ashanti Limited †	103,958	1,389,745
Antofagasta plc	33,519	208,268
ArcelorMittal	157,253	773,357
Asahi Holdings Incorporated	8,000	112,774
Aurubis AG	3,804	198,738
B2Gold Corporation †	55,517	102,453
Barrick Gold Corporation	107,200	1,791,912
Bekaert SA	3,186	141,796
BHP Billiton Limited	487,146	6,717,779
BHP Billiton plc	191,237	2,279,529
BlueScope Steel Limited	113,681	514,340
Boliden AB	25,134	444,746
Centerra Gold Incorporated	13,776	72,066

61

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Metals & Mining (continued)
China Metal Recycling Holdings Limited †(a)	68,664	$0
China Rare Earth Holdings Limited †	60	4
China Steel Corporation	3,740,348	2,322,485
Chung Hung Steel Corporation †	954	165
Commercial Metals Company	153,505	2,635,681
Daido Steel Company Limited	74,000	259,954
Delong Holdings Limited †	1,400	366
Detour Gold Corporation †	15,148	299,298
Dominion Diamond Corporation	10,250	107,553
Dongkuk Steel Mill Company Limited †	6,732	47,279
Dowa Mining Company Limited	49,000	297,801
El Ezz Aldekhela Steel Alexandria †	164	4,459
Eldorado Gold Corporation	67,207	285,976
Eregli Demir Ve Celik Fabrikalari Tas	657,512	917,635
Ezz Steel †	15,612	13,555
Feng Hsin Iron & Steel Company	115,690	153,248
First Majestic Silver Corporation †	10,800	112,336
First Quantum Minerals Limited	56,722	371,990
Fortescue Metals Group Limited «	312,131	672,266
Franco-Nevada Corporation - Toronto Exchange	13,507	854,288
Freeport-McMoRan Incorporated	683,900	7,577,612
Fresnillo plc	15,690	229,291
G-Resources Group Limited	6,447,000	129,425
Glencore International plc	1,001,463	1,901,564
Goldcorp Incorporated	77,180	1,297,761
Grupo Mexico SAB de CV Class B	1,380,356	3,067,832
Hindalco Industries Limited	159,435	249,395
Hindalco Industries Limited GDR 144A	47,917	74,952
Hindustan Zinc Limited	43,032	109,203
Hitachi Metals Limited	32,000	343,884
Hudbay Minerals Incorporated	14,987	58,058
Hyundai Steel Company	13,240	543,242
IAMGOLD Corporation †	35,249	114,777
Iluka Resources Limited	79,595	371,051
Independence Group NL	42,669	88,508
Industrias Penoles SAB de CV	28,068	448,452
JFE Holdings Incorporated	86,492	1,164,969
JSW Steel Limited	25,023	516,619
KGHM Polska Miedz SA	48,720	745,081
Kinross Gold Corporation †	113,307	485,595
Kobe Steel Limited	556,000	502,100
Korea Zinc Company Limited	2,063	812,702
Koza Altin Isletmeleri AS †	13,742	63,960
Kurimoto Limited	22,000	33,576
Kyoei Steel Limited	5,200	78,797
Labrador Iron Ore Royalty Company	2,785	25,060
Lundin Mining Corporation †	45,155	149,788
Maruichi Steel Tube Limited	12,300	410,981
Mercator Minerals Limited †(a)	33,385	0
Midas Holdings Limited	65,000	12,744
Mitsubishi Materials Corporation	193,000	557,728
Mitsubishi Steel Manufacturing Company Limited	27,000	43,645
Mitsui Mining & Smelting Company Limited	112,000	197,228
MMC Norilsk Nickel PJSC	187,999	2,650,786
Mongolian Mining Corporation †	408,750	4,892
Mytilineos Holdings SA	1,209	5,717
Neturen Company Limited	6,900	52,403
Nevsun Resources Limited	18,400	61,036
New Gold Incorporated †	45,386	173,743
Newcrest Mining Limited †	120,892	1,666,236
Newmont Mining Corporation	300,764	9,747,761
Nippon Denko Company Limited	10,000	15,803
Nippon Light Metal Holdings Company Limited	103,200	204,098
Nippon Steel Corporation	142,400	2,944,832
Nisshin Steel Holdings Company Limited	17,264	219,668
Nittetsu Mining Company Limited	12,000	42,805
NMDC Limited	207,319	271,917
Norsk Hydro ASA	97,893	390,257
Northern Dynasty Minerals †	2,200	688

62

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Shares	Value
Metals & Mining (continued)
Northern Star Resources Limited	87,386	$272,212
NovaCopper Incorporated †	2,136	1,156
NovaGold Resources Incorporated †	12,820	68,922
Novolipet Steel GDR Register Shares	18,613	241,038
Nucor Corporation	180,710	8,766,242
Nyrstar Strip Voter-Verified Paper Record †(a)	3,073	0
OSAKA Titanium Technologies Company	3,700	46,377
Osisko Gold Royalties Limited	3,915	45,976
Outokumpu Oyj †	8,348	34,924
OZ Minerals Limited	56,980	224,855
Pacific Metals Company Limited †«	27,000	83,144
Pan American Silver Corporation	16,145	228,137
Petropavlovsk plc †	9,120	1,014
Philex Mining Corporation	24	4
POSCO	12,853	2,243,182
PT Aneka Tambang Tbk †	186	9
Randgold Resources Limited	8,749	734,953
Real Gold Mining Limited †(a)	41,000	0
Regis Resources Limited	88,984	187,795
Reliance Steel & Aluminum Company	95,300	7,085,555
Rio Tinto Limited	71,120	2,297,155
Rio Tinto plc	117,359	3,301,801
Royal Gold Incorporated	91,785	5,151,892
Salzgitter AG	2,771	88,456
Sandfire Resources NL	24,651	99,060
Sanyo Special Steel Company Limited	26,000	117,867
Semafo Incorporated †	21,405	81,941
Silver Standard Resources Incorporated †	5,023	45,352
Silver Wheaton Corporation	32,641	608,588
Sims Group Limited	28,188	166,446
Sociedad Minera Cerro Verde SA †	3,244	58,424
South32 Limited - Athens Exchange †	525,142	592,092
South32 Limited - London Exchange †	191,237	211,196
Southern Copper Corporation «	55,608	1,448,588
SSAB Svenskt Stal AB Class A †«	20,546	53,401
SSAB Svenskt Stal AB Class B †	4,150	8,995
Steel Authority of India Limited	105,948	67,394
Steel Dynamics Incorporated	322,500	7,962,525
Sumitomo Metal Mining Company Limited	81,000	836,077
Talvivaara Mining Company plc †(a)	152,775	0
Tata Steel Limited	48,920	243,091
Teck Resources Limited Class B	45,708	439,530
Thyssenkrupp AG	36,326	799,673
Toho Titanium Company Limited	7,700	50,274
Toho Zinc Company Limited	26,000	83,352
Tokyo Steel Manufacturing Company Limited	16,100	96,686
Ton Yi Industrial Corporation	243,350	112,301
Topy Industries Limited	36,000	70,872
Trans Hex Group Limited	3,465	818
Turquoise Hill Resources Limited †	57,728	163,321
UACJ Corporation	44,000	107,283
United States Steel Corporation «	193,200	2,795,604
Vale SA	502,846	1,978,766
Vedanta Limited	301,698	486,725
Viohalco SA †	1,430	2,291
Voestalpine AG	9,874	338,214
Worthington Industries Incorporated	60,139	2,246,793
Yamana Gold Incorporated	78,246	329,966
Yamato Kogyo Company Limited	7,200	171,263
Yieh Phui Enterprise	14,220	3,484
Yodogawa Steel Works Limited	6,200	151,004
Young Poong Corporation	239	189,507
		131,124,655

Paper & Forest Products : 0.14%
Canfor Corporation †	8,208	98,269
Daio Paper Corporation «	22,000	232,646

63

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Paper & Forest Products (continued)
Domtar Corporation	82,800	$3,199,392
Empresas CMPC SA	458,328	949,889
Fibria Celulose SA	78,215	722,930
Hokuetsu Paper Mills Limited	29,500	204,863
Holmen AB Class B	6,246	213,707
Kapstone Paper & Packaging Corporation	117,800	1,796,450
Mitsubishi Paper Mills Limited †	65,000	48,133
Mondi Limited	35,625	690,274
Mondi plc	33,273	648,650
Nippon Paper Industries Company Limited	17,100	299,117
OJI Paper Company Limited	146,000	601,219
Stella-Jones Incorporated	9,800	368,504
Stora Enso Oyj	69,844	598,771
Tokushu Tokai Holdings Company Limited	24,000	79,975
UPM-Kymmene Oyj	55,974	1,076,812
West Fraser Timber Company Limited	6,150	210,104
YFY Incorporated	433,565	128,956
		12,168,661

Telecommunication Services : 2.67%
Diversified Telecommunication Services : 1.67%
AT&T Incorporated	717,477	28,089,225
BCE Incorporated	28,401	1,309,216
Bezeq Israeli Telecommunication Corporation Limited	178,458	345,086
Bharti Infratel Limited	191,564	1,066,364
BT Group plc	777,324	4,985,206
Cellnex Telecom SAU	24,087	388,606
CenturyLink Incorporated	309,060	8,381,707
China Telecom Corporation Limited H Shares	4,440,000	2,068,372
China Unicom Limited	1,731,688	1,869,686
Chorus Limited	62,330	168,690
Chunghwa Telecom Company Limited	1,185,602	3,998,964
Citic 1616 Holdings Limited	481	194
Deutsche Telekom AG «	295,083	5,210,505
Elisa Oyj	17,138	652,909
Frontier Communications Corporation	671,541	3,471,867
Hellenic Telecommunications Organization SA	66,898	678,094
Hong Kong Broadband Network Limited	153,000	179,369
Hong Kong Telecommunications Trust & Hong Kong Trust Limited	715,364	1,036,579
Hutchison Telecommunications Hong Kong Holdings Limited	196,000	64,823
Iliad SA	1,823	399,486
Inmarsat plc	40,614	423,233
Koninklijke KPN NV	274,617	1,089,906
KT Corporation	20,261	545,711
Level 3 Communications Incorporated †	176,481	9,521,150
LG Uplus Corporation	33,879	328,329
Manitoba Telecom Services Incorporated	5,945	171,366
Nippon Telegraph & Telephone Corporation	110,900	4,862,234
Numericable Group SA	8,018	249,215
Ooredoo QSC	33,164	746,998
Orange Polska SA	132,850	193,366
Orange SA	204,770	3,557,681
PCCW Limited	819,477	534,665
Proximus SA	15,466	502,481
PT Telekomunikasi Indonesia Persero Tbk	15,507,084	4,200,308
Rostelecom Sponsored ADR	3,611	31,970
SBA Communications Corporation Class A †	75,698	7,524,381
Singapore Telecommunications Limited	1,162,100	3,265,796
Spark New Zealand Limited	198,250	496,303
Swisscom AG	2,129	1,014,381
Taicom PCL	188,600	142,539
TalkTalk Telecom Group plc	57,843	201,232
TDC AS	101,735	509,231
Telecom Egypt Company	36,313	35,782
Telecom Italia SpA †	885,010	837,985
Telecom Italia SpA RSP	592,709	457,348
Telecom Malaysia Bhd	653,250	1,064,755

64

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Shares	Value
Diversified Telecommunication Services (continued)
Telefonica Brasil SA	8,717	$86,239
Telefonica Deutschland Holding AG	91,645	409,813
Telefonica SA «	386,950	4,043,201
Telenor ASA	70,077	1,167,727
Telesites SAB de CV †	465,117	299,380
Telia Company AB	284,399	1,332,777
Telstra Corporation Limited	677,674	2,737,920
Telus Corporation	19,486	617,709
Tiscali SpA †	588	33
TPG Telecom Limited	71,200	633,985
True Corporation PCL «	2,331,421	476,400
TT&T PCL †(a)	270,800	0
Turk Telekomunikasyon AS	117,421	239,846
Verizon Communications Incorporated	475,197	24,187,527
Vocus Communications Limited	44,922	305,518
		143,411,369

Wireless Telecommunication Services : 1.00%
Advanced Info Service PCL	353,800	1,634,066
America Movil SAB de CV Class L	9,302,336	5,710,402
Axiata Group Bhd	922,734	1,166,547
Bharti Airtel Limited	447,901	2,339,190
China Mobile Limited	1,551,500	17,689,785
Digi.com Bhd	901,400	978,027
Drillisch AG «	7,270	297,714
Empresa Nacional de Telecomunicaciones SA	22,604	195,576
Far Eastone Telecommunications Company Limited	553,722	1,275,110
Freenet AG	9,566	263,696
Global Telecom Holding †	313,006	106,098
Globe Telecom Incorporated	8,330	429,280
Idea Cellular Limited	292,014	498,878
Intouch Holdings PCL Class F	419,200	651,241
KDDI Corporation	277,700	8,117,713
M1 Limited	94,400	167,947
Maxis Bhd	514,200	684,936
MegaFon OAO	49,841	558,219
Millicom International Cellular SA	6,159	358,848
Mobile Telesystems ADR	144,012	1,261,545
MTN Group Limited	468,308	3,650,217
NTT DOCOMO Incorporated	222,100	5,573,810
Okinawa Cellular Telephone Company	2,400	64,998
Orascom Telecom Media & Technology Holding SAE †	313,006	25,027
Philippine Long Distance Telephone Company	24,955	1,013,889
PT Indonesian Satellite Corporation Tbk †	241,500	116,242
PT Tower Bersama Infrastructure Tbk	565,500	275,298
PT Xl Axiata Tbk †	651,875	168,457
Reliance Communications Limited †	442,880	309,032
Reliance Communications Limited GDR †144A	32,828	22,907
Rogers Communications Incorporated Class B	35,000	1,334,503
SK Telecom Company Limited	6,460	1,203,323
SmarTone Telecommunications Holding Limited	53,688	88,020
SoftBank Group Corporation	151,745	8,534,500
Sprint Corporation †«	93,742	356,220
StarHub Limited	109,000	279,406
Taiwan Mobile Company Limited	554,202	1,894,780
Tele2 AB Class B «	29,579	259,572
Telephone & Data Systems Incorporated	124,869	3,594,979
Tim Participacoes SA	177,415	349,567
Total Access Communication PCL	192,200	200,404
Turkcell Iletisim Hizmetleri AS †	272,349	992,675
VimpelCom Limited ADR	49,963	189,859
Vodacom Group Proprietary Limited	171,634	1,795,379
Vodafone Group plc	2,460,756	8,227,575
Vodafone Qatar	126,716	375,919
		85,281,376

65

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Utilities : 4.25%
Electric Utilities : 1.76%
Acciona SA	2,541	$193,299
ALLETE Incorporated	61,932	3,575,954
Alliant Energy Corporation	129,036	4,780,784
American Electric Power Company Incorporated	57,180	3,701,261
AusNet Services	355,680	404,882
CEZ AS	55,424	1,006,663
Cheung Kong Infrastructure Holdings Limited	104,000	972,982
Chubu Electric Power Company Incorporated	107,900	1,475,726
CLP Holdings Limited	308,000	2,905,305
Contact Energy Limited	167,998	612,668
Duke Energy Corporation	82,021	6,416,503
Edison International	38,468	2,755,463
El Paso Electric Company	54,000	2,411,640
Electricite de France SA «	26,434	352,206
Emera Incorporated	12,523	441,292
Endesa SA	29,051	597,340
Enea SA	23,564	59,872
Enel SpA	694,131	3,146,452
Energa SA	97,841	244,379
Energias de Portugal SA	245,535	818,218
Enersis Chile SA	5,359,575	614,563
Enersis SA	5,359,575	812,816
Entergy Corporation	101,446	7,701,780
Eversource Energy	180,268	9,958,004
Exelon Corporation	109,271	3,744,717
FirstEnergy Corporation	240,746	7,898,876
Fortis Incorporated	25,374	793,718
Fortum Oyj	40,768	611,460
Great Plains Energy Incorporated	204,346	5,962,816
Hawaiian Electric Industries Incorporated	142,177	4,667,671
HK Electric Investments Limited 144A	614,500	541,688
Hokkaido Electric Power Company Incorporated	30,100	260,404
Hokuriku Electric Power Company	29,400	367,716
Iberdrola SA	537,383	3,644,916
IDACORP Incorporated	66,744	4,886,328
Infratil Limited	115,574	263,916
Kansai Electric Power Company Incorporated †	120,900	1,172,589
Korea Electric Power Corporation	41,924	2,212,636
Kyushu Electric Power Company Incorporated	69,700	708,109
Manila Electric Company	106,140	688,611
Nextera Energy Incorporated	54,811	6,583,897
OGE Energy Corporation	114,596	3,459,653
PG&E Corporation	56,765	3,410,441
Pinnacle West Capital Corporation	63,104	4,643,823
PNM Resources Incorporated	105,237	3,455,983
Polska Grupa Energetyczna SA	252,746	808,177
Portland General Electric Company	117,735	4,848,327
Power Assets Holdings Limited	203,605	1,974,280
Power Grid Corporation of India Limited	426,776	951,422
PPL Corporation	79,566	3,066,474
Public Power Corporation SA	10,093	35,374
Red Electrica Corporacion SA	10,670	950,233
Scottish & Southern Energy plc	99,473	2,207,178
Shikoku Electric Power Company Incorporated	32,900	392,477
Spark Infrastructure Group	255,559	424,822
Tata Power Company Limited	384,258	421,179
Tauron Polska Energia SA	210,484	137,704
Tenaga Nasional Bhd	752,837	2,548,961
Terna SpA	126,682	702,509
The Chugoku Electric Power Company Incorporated	50,000	627,173
The Okinawa Electric Power Company Incorporated	5,850	114,057
The Southern Company	106,645	5,272,529
Tohoku Electric Power Company Incorporated	74,100	956,906
Tokyo Electric Power Company Incorporated †	127,300	598,937
Trustpower Limited	3,817	20,273
Westar Energy Incorporated	81,413	4,585,994

66

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Shares	Value
Electric Utilities (continued)
Xcel Energy Incorporated	57,438	$2,376,210
		149,961,216

Gas Utilities : 0.76%
AGL Resources Incorporated	68,369	4,498,680
APA Group	176,480	1,118,622
Atmos Energy Corporation	58,766	4,284,041
Aygaz AS	12,972	48,424
China Gas Holdings Limited	654,000	925,779
China Resources Gas Group Limited	210,000	587,781
Enagas SA	21,486	644,039
ENN Energy Holdings Limited	136,000	674,684
Gail India Limited	63,415	349,143
Gas Natural SDG SA	33,541	663,912
Hong Kong & China Gas Company Limited	1,139,366	2,187,606
Infraestructura Energetica Nova SAB de CV	107,712	427,131
Korea Gas Corporation	5,695	189,945
National Fuel Gas Company	112,400	6,182,000
New Jersey Resources Corporation	113,500	3,989,525
ONE Gas Incorporated	69,338	4,066,674
Osaka Gas Company Limited	307,000	1,153,312
Petronas Gas Bhd	166,800	874,195
Piedmont Natural Gas Company	107,772	6,472,786
PT Perusahaan Gas Negara Persero Tbk	2,360,000	428,463
Questar Corporation	232,103	5,851,317
Rubis SCA	5,279	400,115
Saibu Gas Company Limited	65,000	147,921
Shizuoka Gas Company Limited	11,500	78,304
Snam SpA	230,938	1,322,024
South Jersey Industries Incorporated	93,200	2,692,548
Southwest Gas Corporation	62,707	4,353,747
Superior Plus Corporation	9,992	83,664
Toho Gas Company Limited	76,000	564,158
Tokyo Gas Company Limited	337,000	1,363,095
Towngas China Company Limited	127,000	69,296
UGI Corporation	97,658	4,191,481
WGL Holdings Incorporated	65,811	4,292,852
		65,177,264

Independent Power & Renewable Electricity Producers : 0.26%
Aboitiz Power Corporation	386,100	379,784
AES Corporation	355,000	3,936,950
AES Gener SA	472,711	214,906
Algonquin Power & Utilities Corporation	41,900	373,197
Calpine Corporation †	196,300	2,905,240
Capital Power Corporation	7,700	113,267
China Longyuan Power Group Corporation H Shares	1,165,000	800,579
China Power International Development Limited	969,000	409,011
China Renewable Energy Investment Limited	15,871	453
China Resources Power Holdings Company	617,185	968,974
Colbun SA	1,637,920	395,320
Drax Group plc	35,738	159,942
EDP Renovaveis SA	9,632	74,634
Electric Power Development Company Limited	27,700	718,171
Electricity Generating PCL	111,800	583,645
Empresa Nacional de Electricidad SA	1,148,063	994,630
Endesa Americas SA	1,148,063	480,017
Energy Development Corporation	1,562,250	188,746
Etrion Corporation †	2,567	529
Glow Energy PCL	209,800	505,047
Huaneng Power International Incorporated H Shares	1,186,000	810,431
Malakoff Corporation Bhd	1,131,300	441,122
Neyveli Lignite Corporation Limited	4,901	5,004
NHPC Limited	186,049	64,427
Northland Power Incorporated	23,700	399,955

67

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Independent Power & Renewable Electricity Producers (continued)
NRG Energy Incorporated	178,989	$2,931,840
NTPC Limited	682,862	1,452,801
Ratchaburi Electricity Generating Holding PCL ADR	20,700	29,840
Talen Energy Corporation †	87,512	1,006,388
Tractebel Energia SA	78,129	767,107
Transalta Corporation	24,700	118,664
		22,230,621

Multi-Utilities : 1.24%
A2A SpA	134,739	192,044
AGL Energy Limited	109,173	1,466,840
Ameren Corporation	137,862	6,831,062
ATCO Limited Class I	8,258	271,793
Avista Corporation	82,520	3,318,954
Black Hills Corporation	67,842	4,107,155
Canadian Utilities Limited Class A	11,598	320,607
CenterPoint Energy Incorporated	244,510	5,508,810
Centrica plc	513,840	1,516,720
CMS Energy Corporation	157,521	6,587,528
Consolidated Edison Incorporated	33,215	2,433,331
Dominion Resources Incorporated	70,445	5,089,651
DTE Energy Company	101,981	9,247,637
Duet Group	354,371	601,886
E.ON SE	187,516	1,843,332
Engie SA	147,526	2,272,585
Hera SpA	43,571	126,046
Just Energy Group Incorporated «	8,403	52,288
Keppel Infrastructure Trust	56,761	21,021
MDU Resources Group Incorporated	258,903	5,921,112
National Grid plc	359,866	5,248,603
NiSource Incorporated	184,287	4,397,088
Northwestern Corporation	64,317	3,727,813
Public Service Enterprise Group Incorporated	57,702	2,582,165
RWE AG †	45,697	598,189
SCANA Corporation	81,257	5,680,677
Sempra Energy	27,179	2,911,414
Suez Environnement Company SA	28,095	472,181
TECO Energy Incorporated	135,364	3,727,925
Vector Limited	28,886	66,060
Vectren Corporation	109,719	5,450,840
Veolia Environnement SA	45,364	1,018,571
WEC Energy Group Incorporated	179,393	10,788,695
YTL Corporation Bhd	1,978,309	780,974
YTL Power International Bhd	1,409,368	494,934
		105,676,531

Water Utilities : 0.23%
Aguas Andinas SA Class A	613,482	339,997
American Water Works Company Incorporated	101,178	7,497,290
Aqua America Incorporated	234,712	7,583,545
Beijing Enterprises Water Group Limited	1,732,000	1,112,207
Guangdong Investment Limited	804,000	1,133,975
Hyflux Limited	81,500	34,326
Pennon Group plc	35,570	444,599
Severn Trent plc	25,380	842,519
United Utilities Group plc	65,169	915,559
		19,904,017

Total Common Stocks (Cost $6,513,111,215)		8,379,688,958

68

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Dividend yield	Shares	Value
Preferred Stocks : 0.39%
Consumer Discretionary : 0.06%
Automobiles : 0.05%
Bayerische Motoren Werke AG ±	3.88%	4,593	$337,798
Hyundai Motor Company ±	4.02	4,236	373,200
Hyundai Motor Company ±	4.21	2,744	228,168
Porsche Automobile Holding SE ±	3.04	14,496	798,223
Volkswagen AG ±	1.60	13,751	2,055,562
			3,792,951

Multiline Retail : 0.01%
Lojas Americanas SA ±	0.74	235,980	1,003,712

Consumer Staples : 0.02%
Beverages : 0.00%
ITO EN Limited ±	2.86	4,600	77,806

Household Products : 0.02%
Henkel AG & Company KGaA ±	1.47	17,027	1,984,499

Energy : 0.05%
Oil, Gas & Consumable Fuels : 0.05%
Petroleo Brasileiro SA †	0.00	1,282,258	2,852,932
Surgutneftegaz SP ADR ±	17.68	269,016	1,608,716
			4,461,648

Financials : 0.17%
Banks : 0.17%
Banco Bradesco SA ±	4.93	851,114	5,370,102
Itau Unibanco Holding SA ±	4.60	852,285	6,851,583
Itausa Investimentos Itau SA ±	4.52	1,114,743	2,202,586
Shinkin Central Bank Class A ±	3.08	104	212,442
			14,636,713

Health Care : 0.01%
Biotechnology : 0.01%
Grifols SA Class B ±	1.76	22,412	366,320

Health Care Equipment & Supplies : 0.00%
Sartorius AG Vorzug ±	0.16	791	218,486

Life Sciences Tools & Services : 0.00%
Valneva SE †	0.00	612	191

Information Technology : 0.03%
Technology Hardware, Storage & Peripherals : 0.03%
Samsung Electronics Company Limited ±	5.61	2,971	2,647,426

Materials : 0.03%
Chemicals : 0.01%
Fuchs Petrolub AG ±	2.30	6,432	261,823
LG Chem Limited ±	2.36	846	139,131
Sociedad Quimica y Minera de Chile SA Class B ±	5.02	12,021	262,495
			663,449

69

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Dividend yield		Shares	Value
Metals & Mining : 0.02%
Vale SA ±	9.47%		553,330	$1,721,117

Telecommunication Services : 0.02%
Diversified Telecommunication Services : 0.02%
Telefonica Brasil SA ±	4.70		131,152	1,520,356

Utilities : 0.00%
Multi-Utilities : 0.00%
RWE AG ±	4.65		3,735	35,602

Total Preferred Stocks (Cost $57,782,801)				33,130,276

		Expiration date
Rights : 0.00%
Financials : 0.00%
Banks : 0.00%
Alior Bank SA †(a)		6-1-2016	10,058	25,312
Banco Popular Espanol SA †		6-17-2016	154,453	38,495
				63,807

Real Estate Management & Development : 0.00%
Castellum AB †(a)		6-9-2016	18,738	41,212

Health Care : 0.00%
Biotechnology : 0.00%
Intercell AG †(a)		6-1-2016	1,885	0

Industrials : 0.00%
Construction & Engineering : 0.00%
Ferrovial SA †		6-17-2016	41,316	14,756

Industrial Conglomerates : 0.00%
Boustead Holdings Bhd †(a)		6-8-2016	32,320	1,677

Marine : 0.00%
Pacific Basin Shipping Limited †(a)		6-17-2016	252,000	11,351

Transportation Infrastructure : 0.00%
Abertis Infraestructuras SA †		6-20-2016	41,491	31,808

Materials : 0.00%
Metals & Mining : 0.00%
SSAB Svenskt Stal AB †(a)		6-17-2016	24,696	28,957

Telecommunication Services : 0.00%
Diversified Telecommunication Services : 0.00%
True Corporation PCL †(a)		6-30-2016	783,294	3,289

Total Rights (Cost $281,463)				196,857

Warrants : 0.00%
Consumer Discretionary : 0.00%
Automobiles : 0.00%
Peugeot SA †		4-29-2017	32,389	98,130

70

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name			Expiration date	Shares	Value
Media : 0.00%
Yellow Pages Limited †			12-20-2022	128	$371

Energy : 0.00%
Energy Equipment & Services : 0.00%
KNM Group Bhd †			11-15-2017	47,262	858

Industrials : 0.00%
Construction & Engineering : 0.00%
Gamuda Bhd †			3-6-2021	118,350	27,087

Industrial Conglomerates : 0.00%
Discount Investment Corporation †			12-21-2016	276	168
Discount Investment Corporation †			12-21-2017	276	204
Discount Investment Corporation †			12-21-2018	276	244

					616
Total Warrants (Cost $119,279)					127,062

		Yield
Short-Term Investments : 3.93%
Investment Companies : 3.93%
Securities Lending Cash Investments LLC (l)(r)(u)		0.45%		252,488,841	252,488,841
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)		0.41		83,739,752	83,739,752
Total Short-Term Investments (Cost $336,228,593)					336,228,593

Total investments in securities (Cost $6,907,523,351)*	102.33%				8,749,371,746
Other assets and liabilities, net	(2.33)				(199,214,703)

Total net assets	100.00%				$8,550,157,043

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $6,975,035,601 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,546,340,703
Gross unrealized losses	(772,004,558)

Net unrealized gains	$1,774,336,145

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
LLC	Limited liability company
PCL	Public Company Limited
plc	Public limited company
REIT	Real estate investment trust

71

Wells Fargo Diversified Stock Portfolio (the “Portfolio”)

Notes to Portfolio of investments –May 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On May 31, 2016, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$1,155,404,052	$160,524	$0	$1,155,564,576
Consumer staples	626,498,779	0	0	626,498,779
Energy	465,088,350	2,037,195	0	467,125,545
Financials	1,854,703,797	152,768	0	1,854,856,565
Health care	892,703,654	0	0	892,703,654
Industrials	933,375,307	20,228	0	933,395,535
Information technology	1,424,585,009	1	0	1,424,585,010
Materials	433,251,487	65,413	0	433,316,900
Telecommunication services	228,020,159	672,586	0	228,692,745
Utilities	362,949,649	0	0	362,949,649
Preferred stocks
Consumer discretionary	4,796,663	0	0	4,796,663

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Consumer staples	2,062,305	0	0	2,062,305
Energy	4,461,648	0	0	4,461,648
Financials	14,636,713	0	0	14,636,713
Health care	584,997	0	0	584,997
Information technology	2,647,426	0	0	2,647,426
Materials	2,384,566	0	0	2,384,566
Telecommunication services	1,520,356	0	0	1,520,356
Utilities	35,602	0	0	35,602
Rights
Financials	0	105,019	0	105,019
Industrials	0	59,592	0	59,592
Materials	0	28,957	0	28,957
Telecommunication services	0	3,289	0	3,289
Warrants
Consumer discretionary	0	98,501	0	98,501
Energy	0	858	0	858
Industrials	0	27,703	0	27,703
Short-term investments
Investment companies	83,739,752	0	0	83,739,752
Investments measured at net asset value*				252,488,841

	8,493,450,271	3,432,634	0	8,749,371,746
Futures contracts	257,214	0	0	257,214

Total assets	$8,493,707,485	$3,432,634	$0	$8,749,628,960

Liabilities
Futures contracts	$33,656	$0	$0	$33,656

Total liabilities	$33,656	$0	$0	$33,656

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $252,488,841 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. Fair value pricing that was used in pricing certain foreign securities at the previous period end was not used at May 31, 2016. As a result common stocks valued at $2,392,267,390 were transferred from Level 2 to Level 1 within the fair value hierarchy. The Portfolio did not have any transfers into/out of Level 3.

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Portfolio or which the Portfolio has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Portfolio at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo & Company	563,684	0	24,800	538,884	$27,332,196

Derivative transactions

For the three months ended May 31, 2016, the Portfolio used uninvested cash to enter into futures contracts to gain market exposure.

At May 31, 2016, the Portfolio had long futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at May 31, 2016	Unrealized gains
6-17-2016	UBS	5 Long	MSCI EAFE Index	$415,125	$8,025
6-17-2016	UBS	450 Long	Russell 2000 Index	51,903,000	1,755,240
6-17-2016	UBS	75 Long	S&P Midcap 400 Index	11,188,500	218,090
6-17-2016	UBS	59 Long	MSCI Emerging Markets Index	2,376,520	8,260
6-17-2016	UBS	129 Long	S&P 500 E-Mini Index	13,512,105	173,355

As of May 31, 2016, the Portfolio had segregated $5,692,177 as cash collateral for open futures contracts.

Wells Fargo Short-Term Investment Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit : 26.13%
Abbey National Treasury Services plc	0.30%	6-1-2016	$4,000,000	$4,000,000
Australia & New Zealand Banking Group	0.30	6-1-2016	8,000,000	8,000,000
Bank of Montreal	0.41	6-1-2016	5,000,000	5,000,000
Bank of Montreal	0.41	6-2-2016	2,000,000	2,000,000
Bank of Montreal	0.41	6-3-2016	5,000,000	5,000,000
Bank of Montreal	0.41	6-7-2016	6,000,000	6,000,000
Bank of Montreal ±	0.79	7-19-2016	1,000,000	1,000,440
Bank of Nova Scotia ±	0.79	7-6-2016	4,000,000	4,001,440
Canadian Imperial Bank of Commerce	0.29	6-1-2016	9,000,000	9,000,000
Citibank (New York)	0.58	7-13-2016	2,000,000	2,000,360
Citibank (New York)	0.58	7-14-2016	2,000,000	2,000,380
Cooperatieve Centrale ±	0.68	7-12-2016	2,000,000	2,000,560
Cooperatieve Centrale ±	0.79	9-7-2016	2,000,000	2,001,160
Cooperatieve Centrale	0.84	7-12-2016	2,000,000	2,000,880
Credit Agricole SA	0.30	6-1-2016	23,000,000	23,000,000
Dexia Credit Local SA (New York) ±	0.75	6-21-2016	3,000,000	3,000,606
DG Bank (New York)	0.65	8-8-2016	2,000,000	2,000,480
DG Bank (New York)	0.68	6-20-2016	1,000,000	1,000,140
DNB Nor Bank ASA	0.28	6-1-2016	9,000,000	9,000,000
DNB Nor Bank ASA	0.81	7-14-2016	1,000,000	1,000,530
HSBC Bank plc	0.30	6-1-2016	21,000,000	21,000,000
HSBC Bank plc	0.66	6-9-2016	3,000,000	3,000,210
HSBC Bank plc ±	0.75	7-5-2016	2,000,000	2,000,620
HSBC Bank plc ±	0.77	8-1-2016	1,000,000	1,000,470
KBC Bank	0.30	6-1-2016	19,000,000	19,000,000
Lloyds Bank plc ±	0.82	7-7-2016	2,000,000	2,000,780
Mitsubishi Trust & Bank	0.64	8-5-2016	3,000,000	3,000,360
Mitsubishi Trust & Bank	0.65	6-16-2016	2,000,000	2,000,240
Mitsubishi UFJ Trust & Banking Corporation (z)	0.69	7-1-2016	3,000,000	2,998,278
Mitsubishi UFJ Trust & Banking Corporation (z)	0.70	7-5-2016	3,000,000	2,998,020
Mitsubishi UFJ Trust & Banking Corporation (z)	0.70	7-13-2016	2,000,000	1,998,370
Mizuho Corporate Bank (z)	0.69	6-16-2016	1,000,000	999,713
Mizuho Corporate Bank (z)	0.70	6-3-2016	2,000,000	1,999,922
Mizuho Corporate Bank (z)	0.72	7-22-2016	4,000,000	3,995,927
Mizuho Corporate Bank (z)	0.72	7-28-2016	1,000,000	998,862
Mizuho Corporate Bank (z)	0.72	8-3-2016	3,000,000	2,996,227
Mizuho Corporate Bank (z)	0.74	7-7-2016	3,000,000	2,997,799
NBAD Americas NV	0.33	6-1-2016	15,000,000	15,000,000
Norinchukin Bank	0.42	6-29-2016	2,000,000	1,999,980
Norinchukin Bank	0.60	6-10-2016	3,000,000	3,000,180
Norinchukin Bank	0.61	7-29-2016	3,000,000	3,000,540
Norinchukin Bank	0.68	6-1-2016	4,000,000	4,000,040
Oversea-Chinese Banking Corporation	0.57	7-5-2016	5,000,000	5,000,650
Oversea-Chinese Banking Corporation	0.57	7-8-2016	2,000,000	2,000,280
Standard Chartered Bank	0.72	6-1-2016	2,000,000	2,000,020
Standard Chartered Bank	0.72	6-7-2016	2,000,000	2,000,140
Standard Chartered Bank ±	0.83	7-12-2016	1,000,000	1,000,460
State Street Bank & Trust Company ±	0.64	6-13-2016	1,000,000	1,000,090
State Street Bank & Trust Company ±	0.65	6-10-2016	2,000,000	2,000,160
State Street Bank & Trust Company ±	0.79	9-2-2016	2,000,000	2,001,120
Sumitomo Mitsui Banking Corporation	0.60	6-29-2016	4,000,000	4,000,520
Sumitomo Mitsui Banking Corporation	0.61	7-6-2016	3,000,000	3,000,450
Sumitomo Mitsui Banking Corporation	0.62	8-5-2016	4,000,000	4,000,440
Sumitomo Mitsui Banking Corporation	0.67	6-30-2016	2,000,000	2,000,380
Sumitomo Trust & Banking Corporation	0.62	7-7-2016	4,000,000	4,000,640
Sumitomo Trust & Banking Corporation	0.62	7-13-2016	2,000,000	2,000,340
Sumitomo Trust & Banking Corporation	0.65	7-26-2016	2,000,000	2,000,400
Swedbank	0.28	6-1-2016	9,000,000	9,000,000
Toronto-Dominion Bank	0.40	6-9-2016	5,000,000	5,000,000
Toronto-Dominion Bank ±	0.75	7-5-2016	2,000,000	2,000,560
Total Certificates of Deposit (Cost $248,983,918)				249,000,164

1

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Short-Term Investment Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Commercial Paper : 46.47%
Adventist Health System (z)	0.50%	6-2-2016	$3,000,000	$2,999,940
Albion Capital Corporation (p)(z)144A	0.50	6-27-2016	7,000,000	6,997,830
Albion Capital Corporation (p)(z)144A	0.50	6-28-2016	3,000,000	2,999,048
Anglesea Funding LLC (p)(z)144A	0.42	6-7-2016	5,000,000	4,999,692
Anglesea Funding LLC 144A±(p)	0.58	7-15-2016	1,000,000	1,000,170
Anglesea Funding LLC 144A±(p)	0.58	9-19-2016	2,000,000	2,000,100
Anglesea Funding LLC 144A±(p)	0.59	9-7-2016	2,000,000	2,000,000
Anglesea Funding LLC 144A±(p)	0.59	8-10-2016	2,000,000	2,000,280
Anglesea Funding LLC 144A±(p)	0.59	9-29-2016	2,000,000	2,000,180
Antalis S.A. (z)144A	0.67	8-9-2016	1,000,000	998,830
ANZ Banking Group Limited (z)144A	0.57	8-2-2016	1,000,000	999,210
ANZ Banking Group Limited (z)144A	0.65	8-22-2016	1,000,000	998,810
ANZ Banking Group Limited (z)144A	0.65	8-26-2016	1,000,000	998,720
ANZ Banking Group Limited (z)144A	0.65	9-2-2016	2,000,000	1,997,120
Atlantic Asset Securitization Corporation 144A±(p)	0.59	12-16-2016	3,000,000	2,999,910
Atlantic Asset Securitization Corporation 144A±(p)	0.60	12-5-2016	3,000,000	2,999,910
Atlantic Asset Securitization Corporation 144A±(p)	0.60	12-9-2016	3,000,000	2,999,910
Banco de Credito e Inversiones (z)144A	0.84	6-30-2016	2,000,000	1,999,320
Banco de Credito e Inversiones (z)144A	0.84	7-27-2016	1,000,000	999,290
Banque et Caisse d’Epargne de l’Etat (z)	0.66	9-1-2016	1,000,000	998,770
Barclays Bank plc (z)144A	0.55	6-3-2016	4,000,000	3,999,880
Barton Capital Corporation (z)144A	0.54	6-6-2016	1,000,000	999,940
Barton Capital Corporation (z)144A	0.62	7-20-2016	2,000,000	1,998,500
Barton Capital Corporation (z)144A	0.62	8-1-2016	1,000,000	999,010
Bedford Row Funding Corporation 144A±(p)	0.79	8-1-2016	2,000,000	2,001,020
Bedford Row Funding Corporation 144A±(p)	0.80	7-7-2016	1,000,000	1,000,380
Bedford Row Funding Corporation 144A±(p)	0.80	7-11-2016	2,000,000	2,000,800
Bennington Stark Capital Company LLC (p)(z)144A	0.55	7-11-2016	5,000,000	4,997,150
Bennington Stark Capital Company LLC (p)(z)144A	0.55	7-19-2016	1,000,000	999,290
BPCE SA (z)144A	0.60	7-7-2016	3,000,000	2,998,830
Caisse Centrale Desjardins du Quebec (z)144A	0.50	6-20-2016	4,000,000	3,999,120
Caisse Centrale Desjardins du Quebec (z)144A	0.50	6-21-2016	3,000,000	2,999,310
Caisse Centrale Desjardins du Quebec (z)144A	0.51	7-12-2016	2,000,000	1,999,000
Caisse Centrale Desjardins du Quebec (z)144A	0.53	6-30-2016	2,000,000	1,999,320
Caisse Centrale Desjardins du Quebec (z)144A	0.59	7-6-2016	2,000,000	1,999,160
Caisse Centrale Desjardins du Quebec (z)144A	0.60	6-1-2016	1,000,000	999,990
Caisse Centrale Desjardins du Quebec (z)144A	0.60	6-28-2016	1,000,000	999,680
Caisse Centrale Desjardins du Quebec (z)144A	0.60	7-8-2016	1,000,000	999,560
Charta LLC (z)144A	0.46	6-16-2016	1,000,000	999,850
Chesham Finance Limited (p)(z)144A	0.42	6-1-2016	6,000,000	5,999,931
China International Marine Containers Group Limited (z)	1.00	6-7-2016	2,000,000	1,999,860
China International Marine Containers Group Limited (z)	1.00	6-8-2016	3,000,000	2,999,760
China Power International Development (z)	0.90	6-2-2016	1,000,000	999,980
China Power International Development (z)	0.90	6-3-2016	1,000,000	999,970
China Shipping Container Lines (z)	1.00	6-8-2016	3,000,000	2,999,760
China Shipping Container Lines (z)	1.00	6-14-2016	4,000,000	3,999,398
COFCO Capital Corporation (z)	0.45	6-23-2016	1,000,000	999,720
Collateralized Commercial Paper Company LLC 144A±	0.74	6-8-2016	4,000,000	4,000,320
Commonwealth Bank of Australia	0.62	6-2-2016	2,000,000	2,000,040
Commonwealth Bank of Australia 144A±	0.78	8-17-2016	1,000,000	1,000,540
Concord Minutemen Capital Company (p)(z)144A	0.44	6-1-2016	3,000,000	2,999,970
Concord Minutemen Capital Company (p)(z)144A	0.44	6-7-2016	5,000,000	4,999,600
Concord Minutemen Capital Company (p)(z)144A	0.48	6-3-2016	6,000,000	5,999,820
Concord Minutemen Capital Company (p)(z)144A	0.52	6-2-2016	3,000,000	2,999,940
CPPIB Capital Incorporated 144A±	0.71	6-15-2016	2,000,000	2,000,280
CPPIB Capital Incorporated 144A±	0.72	6-10-2016	3,000,000	3,000,270
CPPIB Capital Incorporated 144A±	0.74	7-8-2016	3,000,000	3,000,960
Credit Suisse (New York) (z)	0.82	6-13-2016	3,000,000	2,999,610
Crown Point Capital Company LLC 144A±(p)	0.59	8-22-2016	2,000,000	1,999,880
Crown Point Capital Company LLC 144A±(p)	0.64	11-7-2016	3,000,000	2,999,910
Crown Point Capital Company LLC 144A±(p)	0.65	10-25-2016	3,000,000	2,999,910
DBS Bank Limited (z)144A	0.50	7-12-2016	10,000,000	9,995,400
DCAT LLC (z)	0.65	6-15-2016	2,000,000	1,999,480
Dexia Credit Local (z)	0.65	9-12-2016	3,000,000	2,995,620
Erste Abwicklungsanstalt (z)144A	0.59	7-19-2016	2,000,000	1,998,900

2

Wells Fargo Short-Term Investment Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Commercial Paper (continued)
Erste Abwicklungsanstalt (z)144A	0.60%	7-15-2016	$1,000,000	$999,500
Erste Abwicklungsanstalt (z)144A	0.66	8-22-2016	1,000,000	998,940
European Investment Bank (z)	0.42	6-1-2016	1,000,000	999,990
European Investment Bank (z)	0.59	6-2-2016	3,000,000	2,999,940
European Investment Bank (z)	0.60	6-3-2016	3,000,000	2,999,940
Gotham Funding Corporation (p)(z)144A	0.49	6-2-2016	2,000,000	1,999,960
Gotham Funding Corporation (p)(z)144A	0.49	6-3-2016	4,000,000	3,999,880
Gotham Funding Corporation (p)(z)144A	0.49	6-6-2016	4,000,000	3,999,720
Gotham Funding Corporation (p)(z)144A	0.49	6-8-2016	3,000,000	2,999,730
Gotham Funding Corporation (p)(z)144A	0.49	6-13-2016	2,000,000	1,999,700
Gotham Funding Corporation (p)(z)144A	0.49	6-28-2016	2,000,000	1,999,300
Halkin Finance LLC (z)144A	0.44	6-7-2016	2,000,000	1,999,837
Halkin Finance LLC (z)144A	0.44	6-1-2016	1,000,000	999,990
Hannover Funding Company LLC (p)(z)144A	0.65	6-13-2016	2,000,000	1,999,660
Hannover Funding Company LLC (p)(z)144A	0.65	6-1-2016	5,000,000	4,999,950
Hannover Funding Company LLC (p)(z)144A	0.65	6-2-2016	7,000,000	6,999,790
HSBC Bank plc (z)144A	0.59	6-3-2016	5,000,000	4,999,850
Institutional Secured Funding LLC (p)(z)144A	0.45	6-1-2016	7,000,000	6,999,920
Institutional Secured Funding LLC (p)(z)144A	0.60	6-10-2016	2,000,000	1,999,760
Institutional Secured Funding LLC (p)(z)144A	0.61	7-1-2016	5,000,000	4,998,000
Kells Funding LLC (z)144A	0.59	7-19-2016	2,000,000	1,998,660
Kells Funding LLC (z)144A	0.59	7-21-2016	2,000,000	1,998,580
Kells Funding LLC (z)144A	0.59	7-22-2016	2,000,000	1,998,540
Kells Funding LLC (z)144A	0.59	7-26-2016	1,000,000	999,200
Kells Funding LLC (z)144A	0.59	8-9-2016	2,000,000	1,997,780
Kells Funding LLC (z)144A	0.59	8-23-2016	1,000,000	998,540
Kells Funding LLC (z)144A	0.61	6-9-2016	1,000,000	999,900
Kells Funding LLC (z)144A	0.61	6-13-2016	2,000,000	1,999,720
Koch Resources LLC (z)144A	0.42	6-7-2016	10,000,000	9,999,300
Lexington Parker Capital Company LLC (p)(z)144A	0.44	6-7-2016	3,000,000	2,999,760
Lexington Parker Capital Company LLC (p)(z)144A	0.44	6-13-2016	2,000,000	1,999,700
Lexington Parker Capital Company LLC (p)(z)144A	0.44	6-14-2016	2,000,000	1,999,660
Lexington Parker Capital Company LLC (p)(z)144A	0.52	6-2-2016	3,000,000	2,999,940
Lexington Parker Capital Company LLC (p)(z)144A	0.52	6-3-2016	2,000,000	1,999,940
Liberty Street Funding LLC (p)(z)144A	0.60	6-13-2016	1,000,000	999,850
Liberty Street Funding LLC (p)(z)144A	0.60	6-14-2016	1,000,000	999,830
Liberty Street Funding LLC (p)(z)144A	0.60	7-18-2016	3,000,000	2,997,930
LMA Americas LLC (z)144A	0.48	6-1-2016	1,000,000	999,990
LMA Americas LLC (z)144A	0.49	7-5-2016	2,000,000	1,999,072
LMA Americas LLC (z)144A	0.55	7-18-2016	2,000,000	1,998,620
LMA Americas LLC (z)144A	0.56	7-26-2016	1,000,000	999,150
LMA Americas LLC (z)144A	0.65	6-8-2016	1,000,000	999,910
Macquarie Bank Limited (z)144A	0.63	6-21-2016	1,000,000	999,770
Macquarie Bank Limited (z)144A	0.64	6-9-2016	3,000,000	2,999,730
Macquarie Bank Limited (z)144A	0.64	6-10-2016	2,000,000	1,999,800
Manhattan Asset Funding Company LLC (p)(z)	0.50	6-6-2016	5,000,000	4,999,650
Manhattan Asset Funding Company LLC (p)(z)	0.50	6-23-2016	4,000,000	3,998,880
Matchpoint Finance plc (p)(z)144A	0.66	6-2-2016	2,000,000	1,999,960
Mountcliff Funding LLC (p)(z)144A	0.40	6-1-2016	1,000,000	999,988
Mountcliff Funding LLC (p)(z)144A	0.67	6-23-2016	3,000,000	2,999,160
National Australia Bank Limited 144A±	0.76	6-17-2016	2,000,000	2,000,340
National Australia Bank Limited 144A±	0.77	8-4-2016	3,000,000	3,001,440
National Secs Clearing Corporation (z)144A	0.42	6-9-2016	1,000,000	999,910
National Secs Clearing Corporation (z)144A	0.50	6-7-2016	1,000,000	999,930
Nationwide Building Society (z)144A	0.64	8-15-2016	2,000,000	1,997,980
Nationwide Building Society (z)144A	0.70	9-2-2016	2,000,000	1,997,340
Nederlandse Waterschapsbank (z)144A	0.56	8-8-2016	3,000,000	2,997,510
Nederlandse Waterschapsbank (z)144A	0.63	9-1-2016	3,000,000	2,996,310
Nieuw Amsterdam Receivable (z)144A	0.52	7-5-2016	1,000,000	999,540
Nieuw Amsterdam Receivable (z)144A	0.52	7-11-2016	1,000,000	999,430
Nieuw Amsterdam Receivable (z)144A	0.67	6-1-2016	1,000,000	999,990
Nieuw Amsterdam Receivable (z)144A	0.70	8-8-2016	2,000,000	1,997,720
Nieuw Amsterdam Receivable (z)144A	0.70	8-22-2016	1,000,000	998,500

3

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Short-Term Investment Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Commercial Paper (continued)
NV Bank Nederlandse Gemeenten (z)144A	0.63%	8-31-2016	$3,000,000	$2,996,370
Old Line Funding LLC (p)(z)144A	0.64	8-9-2016	3,000,000	2,996,670
Ontario Teachers Finance Trust (z)144A	0.62	6-27-2016	2,000,000	1,999,320
Ontario Teachers Finance Trust (z)144A	0.66	9-21-2016	1,000,000	998,080
Ontario Teachers Finance Trust (z)144A	0.70	6-7-2016	1,000,000	999,920
Ontario Teachers Finance Trust (z)144A	0.72	6-2-2016	1,000,000	999,980
PSP Capital Incorporated (z)144A	0.56	7-28-2016	1,000,000	999,330
PSP Capital Incorporated (z)144A	0.57	6-1-2016	1,000,000	999,990
PSP Capital Incorporated (z)144A	0.57	6-3-2016	1,000,000	999,970
PSP Capital Incorporated (z)144A	0.57	6-9-2016	1,000,000	999,910
Rabobank Nederland ±	0.76	7-11-2016	3,000,000	3,001,110
Regency Markets No. 1 LLC (p)(z)144A	0.44	6-9-2016	6,000,000	5,999,340
Regency Markets No. 1 LLC (p)(z)144A	0.44	6-14-2016	2,000,000	1,999,660
Regency Markets No. 1 LLC (p)(z)144A	0.44	6-15-2016	2,000,000	1,999,640
Regency Markets No. 1 LLC (p)(z)144A	0.44	6-27-2016	5,000,000	4,998,300
Ridgefield Funding Company LLC (p)(z)144A	0.50	6-10-2016	2,000,000	1,999,760
Ridgefield Funding Company LLC 144A±(p)	0.63	9-23-2016	2,000,000	1,999,940
Ridgefield Funding Company LLC 144A±(p)	0.65	7-7-2016	2,000,000	2,000,440
Salt River Agricultural Improvement & Power District Series D-1 (z)	0.48	6-6-2016	1,000,000	999,930
Salt River Agricultural Improvement & Power District Series D-1 (z)	0.48	6-8-2016	1,000,000	999,910
Salt River Agricultural Improvement & Power District Series D-1 (z)	0.48	6-9-2016	1,000,000	999,880
Shagang South Asia (z)	0.95	6-2-2016	1,000,000	999,980
Sheffield Receivables Corporation (p)(z)144A	0.55	6-24-2016	2,000,000	1,999,380
Sinochem Capital Company Limited (z)	0.45	6-16-2016	2,000,000	1,999,680
Sinochem Capital Company Limited (z)	0.45	6-20-2016	4,000,000	3,999,200
Sinochem Capital Company Limited (z)	1.00	6-9-2016	1,000,000	999,910
Starbird Funding Corporation 144A(p)±	0.59	9-16-2016	2,000,000	1,999,940
Starbird Funding Corporation (p)(z)144A	0.63	8-1-2016	2,000,000	1,998,040
Starbird Funding Corporation (p)(z)144A	0.63	8-2-2016	1,000,000	999,000
Starbird Funding Corporation (p)(z)144A	0.63	8-3-2016	2,000,000	1,997,960
Starbird Funding Corporation (p)(z)144A	0.64	8-10-2016	1,000,000	998,810
Starbird Funding Corporation (p)(z)144A	0.65	6-10-2016	1,000,000	999,880
Starbird Funding Corporation (p)(z)144A	0.66	6-1-2016	1,000,000	999,990
Starbird Funding Corporation (p)(z)144A	0.66	6-3-2016	1,000,000	999,970
Starbird Funding Corporation (p)(z)144A	0.66	6-6-2016	1,000,000	999,930
Sumitomo Mitsui Banking Corporation (z)144A	0.60	6-29-2016	4,000,000	3,998,600
Sumitomo Trust & Banking Corporation (z)144A	0.62	6-28-2016	4,000,000	3,998,640
Sumitomo Trust & Banking Corporation (z)144A	0.62	6-29-2016	4,000,000	3,998,600
Suncorp Group Limited (z)144A	0.66	6-1-2016	1,000,000	999,990
Suncorp Group Limited (z)144A	0.67	6-16-2016	1,000,000	999,830
Suncorp Group Limited (z)144A	0.75	9-8-2016	2,000,000	1,997,080
Suncorp Group Limited (z)144A	0.76	7-6-2016	1,000,000	999,580
Thunder Bay Funding LLC (p)(z)144A	0.64	8-19-2016	2,000,000	1,997,160
Toronto-Dominion Bank (z)144A	0.47	6-6-2016	4,000,000	3,999,720
Toyota Motor Credit Corporation (z)	0.60	8-3-2016	4,000,000	3,996,560
Unibail-Rodamco SE (z)144A	0.55	6-6-2016	1,000,000	999,923
Versailles Commercial Paper LLC 144A±(p)	0.60	12-8-2016	3,000,000	2,999,550
Versailles Commercial Paper LLC (p)(z)144A	0.64	6-13-2016	2,000,000	1,999,700
Versailles Commercial Paper LLC (p)(z)144A	0.67	7-1-2016	2,000,000	1,999,200
Versailles Commercial Paper LLC (p)(z)144A	0.70	8-1-2016	3,000,000	2,997,060
Victory Receivables (p)(z)144A	0.49	6-3-2016	2,000,000	1,999,940
Victory Receivables (p)(z)144A	0.49	6-8-2016	3,000,000	2,999,730
Victory Receivables (p)(z)144A	0.49	6-10-2016	1,000,000	999,880
Victory Receivables (p)(z)144A	0.49	6-15-2016	2,000,000	1,999,640
Victory Receivables (p)(z)144A	0.49	6-16-2016	2,000,000	1,999,620
Victory Receivables (p)(z)144A	0.49	6-22-2016	6,000,000	5,998,380
Westpac Banking Corporation 144A±	0.61	6-13-2016	5,000,000	5,000,400
Working Capital Management Company (z)144A	0.50	6-2-2016	1,000,000	999,980
Total Commercial Paper (Cost $442,849,366)				442,883,349

4

Wells Fargo Short-Term Investment Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 0.25%
Health Care : 0.20%
Health Care Providers & Services : 0.20%
Keep Memory Alive ±§	0.42%	5-1-2037	$950,000	$950,000
Providence Health & Services ±§	0.48	10-1-2042	970,000	970,000
				1,920,000

Materials : 0.05%
Metals & Mining : 0.05%
SSAB AB Series A ±§	0.42	6-1-2035	500,000	500,000

Total Corporate Bonds and Notes (Cost $2,420,000)				2,420,000

Municipal Obligations : 10.10%
Colorado : 0.12%
Colorado HFA MFHR Class I Series A-1 (Housing Revenue, FHLB SPA) ø	0.40	10-1-2033	890,000	890,000
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA) ø	0.43	5-1-2052	240,000	240,000
				1,130,000

Connecticut : 1.43%
Puttable Floating Option Taxable Series TNP-1013 (Miscellaneous Revenue, Bank of America NA LIQ) ø144A	0.55	4-15-2046	13,660,000	13,660,000

District of Columbia : 0.11%
Metropolitan Washington District of Columbia Airports Sub Series A-1 (Airport Revenue, Royal Bank of Canada LOC) ø	0.41	10-1-2039	1,000,000	1,000,000

Georgia : 0.21%
Main Street Natural Gas Incorporated Sub Series A1 (Utilities Revenue, Royal Bank of Canada SPA) ø	0.46	8-1-2040	1,000,000	1,000,000
Municipal Electrical Authroity of Georgia Series A (Utilities Revenue)	0.48	6-8-2016	1,000,000	1,000,000
				2,000,000

Illinois : 3.25%
Illinois Toll Highway Authority Series A1 (Transportation Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.43	1-1-2031	2,000,000	2,000,000
JPMorgan Chase PUTTER/DRIVER Trust Series (GO Revenue, Societe Generale LIQ) ø144A	0.48	6-1-2033	9,000,000	9,000,000
Residual Interest Bond Floater Trust Series 8UE (Miscellaneous Revenue, Barclays Bank plc LOC) ø144A	0.55	12-27-2016	20,000,000	20,000,000
				31,000,000

Louisiana : 0.57%
Puttable Floating Option Taxable Series TNP-1014 (Miscellaneous Revenue, Bank of America NA LIQ) ø144A	0.55	6-1-2045	5,420,000	5,420,000

Maryland : 0.11%
Maryland CDA Housing & Community Residential Series B (Housing Revenue, TD Bank NA SPA) ø	0.45	9-1-2033	1,000,000	1,000,000

Minnesota : 0.09%
NorthStar Student Loan Trust II (Education Revenue, Royal Bank of Canada LOC) ø	0.43	10-1-2042	899,000	899,000

5

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Short-Term Investment Portfolio

Security name	Interest rate	Maturity date	Principal	Value
New Jersey : 0.73%
RBC Municipal Products Incorporated Taxable-Floater Certificates Series E60 (Miscellaneous Revenue, Royal Bank of Canada LOC) ø144A	0.44%	6-28-2016	$7,000,000	$7,000,000

New York : 0.52%
New York HFA 605 West 42 Street Series B (Housing Revenue, Bank of China LOC) ø	0.75	5-1-2048	3,000,000	3,000,000
New York Urban Development Corporation Series A3D (Tax Revenue, JPMorgan Chase & Company SPA) ø	0.41	3-15-2033	2,000,000	2,000,000
				5,000,000

North Dakota : 0.21%
North Dakota HFA Mortgage Finance Program Series F (Housing Revenue, FHLB SPA) ø	0.42	1-1-2047	2,000,000	2,000,000

Ohio : 0.31%
Ohio HFA Residential Management Taxable Series I (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA) ø	0.40	9-1-2039	920,000	920,000
Ohio HFA Residential Management Taxable Series J (Housing Revenue, JPMorgan Chase & Company SPA) ø	0.42	9-1-2035	2,000,000	2,000,000
				2,920,000

Oregon : 0.11%
Puttable Floating Option Taxable Series TN-011 (Miscellaneous Revenue, Bank of America NA LIQ) ø144A	0.70	5-1-2035	1,000,000	1,000,000

Other : 0.23%
Clipper Tax-Exempt Certificate Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ) ø	0.45	2-15-2028	1,000,000	1,000,000
PFOTER Series TNP-1012 (Miscellaneous Revenue, Bank of America NA LIQ) ø144A	0.55	12-1-2038	1,200,000	1,200,000
				2,200,000

Pennsylvania : 0.21%
Philadelphia PA Series CC-2 (Miscellaneous Revenue)	0.70	8-1-2016	1,000,000	1,000,030
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) ø144A(i)	0.70	7-1-2017	1,000,000	1,000,000
				2,000,030

South Carolina : 0.31%
South Carolina Public Service Authority (Utilities Revenue)	0.50	6-1-2016	2,000,000	2,000,000
South Carolina Public Service Authority (Utilities Revenue)	0.50	6-14-2016	1,000,000	1,000,010
				3,000,010

Texas : 1.05%
Brazos Harbor TX Industrial Development Corporation (Industrial Development Revenue) ø	0.50	10-1-2036	5,000,000	5,000,000
Pasadena TX Independent School District Series B (GO Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.40	2-1-2035	3,000,000	3,000,000
Port Arthur TX Navigation District Daily Fina Oil and Chemical Company Project (Industrial Development Revenue) ø	0.50	5-1-2033	1,000,000	1,000,000
Texas Department of Housing & Community Affairs SFHR Series A (Housing Revenue, GNMA/FNMA/FHLMC Insured, Texas State Treasurer SPA) ø	0.46	9-1-2038	1,000,000	1,000,000
				10,000,000

6

Wells Fargo Short-Term Investment Portfolio	Portfolio of investments — May 31, 2016 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Washington : 0.11%
Port of Seattle WA Series A (Port Authority Revenue)		0.50%	6-3-2016	$1,000,000	$1,000,010

Wisconsin : 0.42%
Wisconsin PFA Cleveland State University Housing Project LLC (Housing Revenue, Bank of America NA LOC) ø		0.43	1-1-2042	990,000	990,000
Wisconsin State Health & Educational Facilities (Health Revenue)		0.14	7-12-2016	3,000,000	2,997,780
					3,987,780

Total Municipal Obligations (Cost $96,216,701)					96,216,830

Other : 0.21%
Nuveen Dividend Advantage Mutual Fund Series 1 (JPMorgan Chase & Company LIQ)144A§±		0.54	3-1-2040	2,000,000	2,000,000

Total Other (Cost $2,000,000)					2,000,000

Repurchase Agreements ^^: 16.82%
Bank of America Corporation, dated 5-31-2016, maturity value $18,297,646 (1)		0.30	6-1-2016	18,297,495	18,297,495
Barclays Capital Incorporated, dated 5-31-2016, maturity value $30,000,267 (2)		0.32	6-1-2016	30,000,000	30,000,000
BNP Paribas, dated 5-31-2016, maturity value $9,000,078 (3)		0.31	6-1-2016	9,000,000	9,000,000
GX Clarke & Company, dated 5-31-2016, maturity value $13,000,137 (4)		0.38	6-1-2016	13,000,000	13,000,000
Nomura Holdings Incorporated, dated 5-31-2016, maturity value $90,001,000 (5)		0.40	6-1-2016	90,000,000	90,000,000
Total Repurchase Agreements (Cost $160,297,495)					160,297,495

Total investments in securities (Cost $952,767,480)*	99.98%				952,817,838
Other assets and liabilities, net	0.02				159,389

Total net assets	100.00%				$952,977,227

±	Variable rate investment. The rate shown is the rate in effect at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(p)	Asset-backed commercial paper
§	The security is subject to a demand feature which reduces the effective maturity.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(i)	Illiquid security
^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 3.50%, 2-1-2043 to 8-1-2045, fair value including accrued interest is $18,846,419.
(2)	U.S. government securities, 0.00% to 3.00%, 5-15-2017 to 5-15-2045, fair value including accrued interest is $30,600,005.
(3)	U.S. government securities, 0.00% to 8.50%, 6-23-16 to 5-1-2048, fair value including accrued interest is $9,268,581.
(4)	U.S. government securities, 3.00% to 7.00%, 10-1-2018 to 4-1-2046, fair value including accrued interest is $13,390,256.
(5)	U.S. government securities, 0.00% to 4.50%, 4-30-2017 to 8-15-2039, fair value including accrued interest is $91,800,007.

7

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Short-Term Investment Portfolio

*	Cost for federal income tax purposes is $952,767,480 and unrealized gains (losses) consists of:

Gross unrealized gains	$52,507
Gross unrealized losses	(2,149)

Net unrealized gains	$50,358

Abbreviations:
AGM	Assured Guaranty Municipal
CDA	Community Development Authority
DRIVER	Derivative inverse tax-exempt receipts
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HFA	Housing Finance Authority
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MFHR	Multifamily housing revenue
PFA	Public Finance Authority
PFOTER	Puttable floating option tax-exempt receipts
plc	Public limited company
PUTTER	Puttable tax-exempt receipts
SFHR	Single-family housing revenue
SPA	Standby purchase agreement

8

Wells Fargo Short-Term Investment Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Portfolio in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Portfolio seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similarsecurities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptionsin determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Certificates of deposit	$0	$249,000,163	$0	$249,000,163
Commercial paper	0	442,883,350	0	442,883,350
Corporate bonds and notes	0	2,420,000	0	2,420,000
Municipal obligations	0	96,216,830	0	96,216,830
Other	0	2,000,000	0	2,000,000
Repurchase agreements	0	160,297,495	0	160,297,495

Total assets	$0	$952,817,838	$0	$952,817,838

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2016, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: July 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: July 27, 2016

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: July 27, 2016